UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

2

SEMI-ANNUAL REPORT

AllianceBernstein Tax-Managed Wealth Strategies

Wealth Appreciation Strategy

Balanced Wealth Strategy

Conservative Wealth Strategy

February 28, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 25, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Tax-Managed Wealth Strategies (the “Strategies”) for the semi-annual reporting period ended February 28, 2011.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Wealth Appreciation Strategy’s (the “Strategy’s”) investment objective is long-term growth of capital. The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, AllianceBernstein L.P. (the “Adviser”) efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style invested in U.S. companies and the remaining 30% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy’s growth and value components, and U.S. and non-U.S. companies (and the subcomponents defined by capitalization ranges) to change in response to market conditions, but ordinarily only by ±5% of the portfolio. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, such as when the Adviser believes that market conditions favoring one investment style are compelling, the range may expand to ±10% of the portfolio.

The Strategy may invest without limit in non-U.S. securities, although it generally will not invest more than 35% of its total assets in such securities. The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

AllianceBernstein Tax-Managed Balanced Wealth Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Balanced Wealth Strategy’s (the “Strategy’s”) investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 50% equities and 50% tax-exempt debt securities with a goal of providing moderate upside potential without excessive volatility.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	1

Within the Strategy’s equity component, the targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style invested in U.S. companies and the remaining 30% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy’s debt and equity components, the equity component’s growth and value and U.S. and non-U.S. companies weightings (and the equity subcomponents defined by capitalization ranges) to change in response to market conditions, but ordinarily only by ±5% of the portfolio. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to ±10% of the portfolio.

The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as tax exempt interest dividends (currently requires that at least 50% of the Strategy’s assets be invested in tax-exempt debt securities). In the event that the Internal Revenue Code (the “Code”) or the related rules, regulations and interpretations of the Internal Revenue Service should, in the future, change so as to permit the Strategy to pass through tax-exempt dividends when the Strategy invests less than 50% of its assets in tax-exempt debt securities, the targeted blend for the Strategy will become 60% equity securities and 40% debt securities.

The Strategy may invest without limit in non-U.S. securities, although it generally will not invest more than 25% of its total assets in such securities. The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights and warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

AllianceBernstein Tax-Managed Conservative Wealth Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Conservative Wealth Strategy’s (the “Strategy’s”) investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% tax-exempt debt securities with a goal of providing reduced volatility and modest upside potential. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. Within the equity component, the Strategy’s targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style invested in U.S. companies and the remaining 30% in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy’s debt

2	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

and equity components, the equity component’s growth and value weightings and U.S. and non-U.S. companies (and the equity subcomponents defined by capitalization ranges) to change in response to market conditions, but ordinarily only by ±5% of the portfolio. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to ±10% of the portfolio.

All fixed-income securities held by the Strategy will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade, the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances. The Strategy may also enter into inflation (CPI) swap agreements with a notional amount equal to approximately 10% of the Strategy’s assets to protect against inflation risk.

The Strategy may invest without limit in non-U.S. securities, although it generally will not invest more than 25% of its total assets in such securities. The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

Investment Results

The tables on pages 8-10 show performance for each Strategy compared to its respective balanced benchmark for the six- and 12-month periods ended February 28, 2011. Each Strategy’s balanced benchmark is as follows: AllianceBernstein Tax-Managed Wealth Appreciation Strategy, 70% Standard & Poor’s (S&P) 500 Stock Index and 30% Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index; AllianceBernstein Tax-Managed Balanced Wealth Strategy, 50% S&P 500 Stock Index and 50% Barclays Capital 5-Year General Obligation Municipal Index; and AllianceBernstein Tax-Managed Conservative Wealth Strategy, 30% S&P 500 Stock Index and 70% Barclays Capital 5-Year General Obligation Municipal Index.

For the six-month period ended February 28, 2011, the Tax Managed Wealth Appreciation Strategy and the Tax Managed Conservative Wealth Strategy outperformed their benchmarks, while the Tax Managed Balanced Wealth Strategy underperformed its benchmark, without sales charges. For the Tax-Managed Wealth Appreciation Strategy, the U.S. Value, U.S. Growth and International Value components contributed to relative returns, while the International Growth component detracted. For the Tax-Managed Balanced Wealth Strategy, the U.S. Value, U.S. Growth and International Value components contributed to relative returns, while the Intermediate Municipal and International Growth components detracted. For the Tax-Managed Conservative Wealth Strategy, the U.S. Value, U.S. Growth, Intermediate Municipal,

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	3

Bond Inflation Protection and International Value components contributed to relative returns, while the Short Municipal and International Growth components detracted. The Intermediate and Short Duration Municipal components had negative absolute returns during the six-month period ended February 28, 2011.

For the 12-month period ended February 28, 2011, all three Strategies underperformed their respective benchmarks, without sales charges. For the Tax-Managed Wealth Appreciation Strategy, the U.S. Value, U.S. Growth, International Value and International Growth components detracted from performance. For the Tax-Managed Balanced Wealth Strategy, the International Value component contributed to relative returns, while the U.S. Value, U.S. Growth, Intermediate Municipal and International Growth components detracted. For the Tax-Managed Conservative Wealth Strategy, the U.S. Value and International Value components contributed to relative returns, while the U.S. Growth, Short Municipal, Intermediate Municipal, Bond Inflation Protection and International Growth components detracted.

Tax-Managed Wealth Appreciation Strategy utilized futures for hedging purposes and this had little impact on performance and held currencies for both hedging and investment purposes, and this had a positive impact on performance. Tax-Managed Balanced Wealth Strategy held interest rate swaps for investment purposes, and this had little impact on performance; held futures for hedging pur-

poses and this had little impact on performance; and held currencies for hedging and investment purposes and this had a positive impact on performance. Tax-Managed Conservative Wealth Strategy held interest rate swaps and futures for hedging purposes, and this had little impact on performance; and held currencies for hedging and investment purposes and this had a positive impact on performance.

Market Review and Investment Strategy

Financial markets delivered strong gains over the 12-month period ended February 28, 2011, despite a sharp downturn during the second quarter of 2010. Heightened investor anxiety over the sovereign-debt crisis in the euro-area and fears of a double-dip recession in the United States resulted in a steep decline in global equity markets, as well as a widening of credit spreads in the bond markets in the second quarter of 2010. Actions taken by policy makers in the third quarter, notably the European Central Bank’s deal with Greece in July and U.S. Federal Reserve Chairman Ben Bernanke’s announcement of plans to inject liquidity into the financial markets in August, ignited another rally in equity markets. It continued through the rest of 2010 and the first two months of 2011, aided by the market response in December to the U.S. tax package and encouraging economic data. Capital flows into bond markets slowed as investors shifted into equity markets; in addition, flows into municipal bonds fell on investor concerns about a potential increase in default rates.

4	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Two years after the market collapse, global financial markets have recovered much of their losses, yet equities remain attractively valued versus history and the fixed-income alternative. The Strategy’s management team, the Multi-Asset Solutions Team (the “Team”) believes the Strategies are well positioned to invest opportunistically across a wide range of asset classes and market circumstances. The value team has taken decisive action to position the value Underlying Portfolios to capture the large upside potential it sees in undervalued companies with strong free cash flows and companies recovering from the downturn. The growth team has focused the growth Underlying Portfolios on companies that have strong market share, strong pricing power and high reinvestment rates, as well as those that are gaining from strong secular trends. The municipal fixed-income team continues to emphasize essential-service revenue bonds that are rated on the low end of the investment-grade scale.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	5

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Standard & Poor’s (S&P®) 500 Stock Index, the unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged Barclays Capital 5-Year General Obligation Municipal Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Standard & Poor’s (S&P®) 500 Stock Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. The MSCI EAFE Index (Europe, Australasia, Far East) (free float-adjusted market capitalization weighted) represents the equity market performance of developed markets, excluding the U.S. & Canada. The Barclays Capital 5-Year General Obligation (GO) Municipal Index represents the performance of long-term, investment-grade tax-exempt bonds with maturities ranging from four to six years. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Strategies.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

A Word About Risk

The Strategies may employ strategies that take into account the tax impact of buy and sell decisions on the Strategies’ shareholders. While the Strategies seek to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategies. The Strategies may not be suitable for tax-advantaged accounts, such as qualified retirement plans. The Strategies allocate their investments among multiple asset classes which will include U.S. and foreign securities. AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy will include both equity and fixed-income securities.

Small- and mid-cap stocks are often more volatile than large-cap stocks—smaller companies generally face higher risks due to their limited product lines, markets and financial resources. A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline. As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets. Debt securities issued by state or local governments may be subject to special political, legal, economic and market factors that can have a significant effect on the portfolio’s yield or value. The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weighting. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategies are more fully discussed in the prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	7

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Tax-Managed Wealth Appreciation Strategy
Class A	27.63%	18.98%

Class B*	27.09%	18.00%

Class C	27.16%	18.07%

Advisor Class†	27.89%	19.26%

70% S&P 500 Stock Index/30% MSCI EAFE Index	26.57%	21.90%

S&P 500 Stock Index	27.73%	22.58%

MSCI EAFE Index	23.77%	20.00%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Tax-Managed Balanced Wealth Strategy*
Class A	11.25%	9.80%

Class B**	10.84%	9.01%

Class C	10.81%	8.98%

Advisor Class†	11.30%	10.12%

50% S&P 500 Stock Index/50% Barclays Capital 5-Year General Obligation Municipal Index	12.23%	12.28%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital 5-Year General Obligation Municipal Index	-1.80%	1.86%

*    Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the Strategy’s performance by 0.01% for the 12-month period ended February 28, 2011.

**  Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	9

Historical Performance

TAX-MANAGED CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Tax-Managed Conservative Wealth Strategy
Class A	7.08%	6.11%

Class B*	6.71%	5.37%

Class C	6.69%	5.45%

Advisor Class†	7.32%	6.50%

30% S&P 500 Stock Index /70% Barclays Capital 5-Year General Obligation Municipal Index	6.45%	8.12%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital 5-Year General Obligation Municipal Index	-1.80%	1.86%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	18.98%	13.97%
5 Years	0.06%	-0.81%
Since Inception*	4.70%	4.10%

Class B Shares
1 Year	18.00%	14.00%
5 Years	-0.67%	-0.67%
Since Inception*	3.94%	3.94%

Class C Shares
1 Year	18.07%	17.07%
5 Years	-0.66%	-0.66%
Since Inception*	3.96%	3.96%

Advisor Class Shares†
1 Year	19.26%	19.26%
5 Years	0.35%	0.35%
Since Inception*	5.01%	5.01%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.05%, 1.81%, 1.78% and 0.78% for Class A, Class B, Class C and Advisor Class shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/2/03.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	11

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	6.19%
5 Years	-1.19%
Since Inception*	3.95%

Class B Shares
1 Year	6.01%
5 Years	-1.08%
Since Inception*	3.79%

Class C Shares
1 Year	9.09%
5 Years	-1.06%
Since Inception*	3.81%

Advisor Class Shares†
1 Year	11.14%
5 Years	-0.07%
Since Inception*	4.84%

*	Inception date: 9/2/03.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
Returns

Class A Shares
1 Year	6.03%
5 Years	-1.42%
Since Inception*	3.77%

Class B Shares
1 Year	5.96%
5 Years	-1.20%
Since Inception*	3.68%

Class C Shares
1 Year	9.04%
5 Years	-1.19%
Since Inception*	3.70%

Advisor Class Shares†
1 Year	10.92%
5 Years	-0.35%
Since Inception*	4.62%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)

Class A Shares
1 Year	4.22%
5 Years	-1.01%
Since Inception*	3.42%

Class B Shares
1 Year	3.96%
5 Years	-0.90%
Since Inception*	3.28%

Class C Shares
1 Year	5.96%
5 Years	-0.89%
Since Inception*	3.30%

Advisor Class Shares†
1 Year	7.51%
5 Years	-0.06%
Since Inception*	4.20%

*	Inception date: 9/2/03.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	13

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	9.80%	5.15%
5 Years	2.59%	1.71%
10 Years	1.98%	1.53%

Class B Shares
1 Year	9.01%	5.01%
5 Years	1.86%	1.86%
10 Years(a)	1.38%	1.38%

Class C Shares
1 Year	8.98%	7.98%
5 Years	1.87%	1.87%
10 Years	1.24%	1.24%

Advisor Class Shares†
1 Year	10.12%	10.12%
5 Years	2.89%	2.89%
Since Inception*	4.75%	4.75%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.11%, 1.83%, 1.82% and 0.82% for Class A, Class B, Class C and Advisor Class shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception date: 9/2/03.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

Until 9/2/03 this Strategy was managed using a different investment strategy. Most notably, the Strategy was not tax-managed. As a result, the long-term returns shown are not reflective of returns that would have occurred using the Strategies’ current tax-managed strategy. In all likelihood, returns would have been lower than those shown if the Strategy had been using a tax-managed strategy.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	1.82%
5 Years	1.58%
10 Years	1.96%

Class B Shares
1 Year	1.63%
5 Years	1.72%
10 Years(a)	1.80%

Class C Shares
1 Year	4.62%
5 Years	1.73%
10 Years	1.67%

Advisor Class Shares†
1 Year	6.67%
5 Years	2.75%
Since Inception*	4.66%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception date: 9/2/03.

†

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	15

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
Returns

Class A Shares
1 Year	1.42%
5 Years	1.42%
10 Years	1.81%

Class B Shares
1 Year	1.34%
5 Years	1.61%
10 Years(a)	1.71%

Class C Shares
1 Year	4.32%
5 Years	1.62%
10 Years	1.59%

Advisor Class Shares†
1 Year	6.22%
5 Years	2.57%
Since Inception*	4.50%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)

Class A Shares
1 Year	1.48%
5 Years	1.46%
10 Years	1.72%

Class B Shares
1 Year	1.24%
5 Years	1.53%
10 Years(a)	1.58%

Class C Shares
1 Year	3.18%
5 Years	1.54%
10 Years	1.46%

Advisor Class Shares†
1 Year	4.71%
5 Years	2.49%
Since Inception*	4.16%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	6.11%	1.58%
5 Years	2.58%	1.69%
10 Years	2.85%	2.41%

Class B Shares
1 Year	5.37%	1.37%
5 Years	1.86%	1.86%
10 Years(a)	2.28%	2.28%

Class C Shares
1 Year	5.45%	4.45%
5 Years	1.86%	1.86%
10 Years	2.14%	2.14%

Advisor Class Shares†
1 Year	6.50%	6.50%
5 Years	2.90%	2.90%
Since Inception*	3.81%	3.81%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.27%, 1.99%, 1.97% and 0.97% for Class A, Class B and Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.20%, 1.90%, 1.90% and 0.90% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers /reimbursements extend through the Fund’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception date: 9/2/03.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

Until 9/2/03 this Strategy was managed using a different investment strategy. Most notably, the Strategy was not tax-managed. As a result, the long-term returns shown are not reflective of returns that would have occurred using the Strategies’ current tax-managed strategy. In all likelihood, returns would have been lower than those shown if the Strategy had been using a tax-managed strategy.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	17

Historical Performance

TAX-MANAGED CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	-0.05%
5 Years	1.61%
10 Years	2.57%

Class B Shares
1 Year	-0.43%
5 Years	1.76%
10 Years(a)	2.44%

Class C Shares
1 Year	2.66%
5 Years	1.77%
10 Years	2.30%

Advisor Class Shares†
1 Year	4.66%
5 Years	2.80%
Since Inception*	3.75%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception date: 9/2/03.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
Returns

Class A Shares
1 Year	-0.34%
5 Years	1.34%
10 Years	2.19%

Class B Shares
1 Year	-0.63%
5 Years	1.54%
10 Years(a)	2.14%

Class C Shares
1 Year	2.46%
5 Years	1.55%
10 Years	2.01%

Advisor Class Shares†
1 Year	4.31%
5 Years	2.51%
Since Inception*	3.54%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)

Class A Shares
1 Year	0.29%
5 Years	1.52%
10 Years	2.16%

Class B Shares
1 Year	-0.11%
5 Years	1.59%
10 Years(a)	2.05%

Class C Shares
1 Year	1.90%
5 Years	1.61%
10 Years	1.92%

Advisor Class Shares†
1 Year	3.42%
5 Years	2.57%
Since Inception*	3.39%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception date: 9/2/03.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 6-7.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	19

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tax-Managed Wealth Appreciation Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Class A
Actual	$1,000	$1,276.32	$5.81
Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16
Class B
Actual	$1,000	$1,270.91	$10.14
Hypothetical (5% return before expenses)	$1,000	$1,015.87	$9.00
Class C
Actual	$1,000	$1,271.64	$9.97
Hypothetical (5% return before expenses)	$1,000	$1,016.02	$8.85
Advisor Class
Actual	$1,000	$1,278.86	$4.35
Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86

20	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Tax-Managed Balanced Wealth Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Class A
Actual	$1,000	$1,112.49	$5.97
Hypothetical (5% return before expenses)	$1,000	$1,019.14	$5.71
Class B
Actual	$1,000	$1,108.44	$9.72
Hypothetical (5% return before expenses)	$1,000	$1,015.57	$9.30
Class C
Actual	$1,000	$1,108.14	$9.67
Hypothetical (5% return before expenses)	$1,000	$1,015.62	$9.25
Advisor Class
Actual	$1,000	$1,112.99	$4.40
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

Tax-Managed Conservative Wealth Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*
Class A
Actual	$1,000	$1,070.81	$6.16
Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01
Class B
Actual	$1,000	$1,067.06	$9.74
Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.49
Class C
Actual	$1,000	$1,066.94	$9.74
Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.49
Advisor Class
Actual	$1,000	$1,073.20	$4.63
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51
*	Expenses are equal to each Class’ annualized expense ratio, shown in the table below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	21

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

	Annualized Expense Ratio
	Tax-Managed Wealth Appreciation Strategy	Tax-Managed Balanced Wealth Strategy	Tax-Managed Conservative Wealth Strategy
Class A	1.03%	1.14%	1.20%
Class B	1.80%	1.86%	1.90%
Class C	1.77%	1.85%	1.90%
Advisor Class	0.77%	0.84%	0.90%

22	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Fund Expenses

TAX-MANAGED WEALTH APPRECIATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $672.9

*	All data are as of February 28, 2011. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Strategy also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	23

Portfolio Summary

TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $228.6

*	All data are as of February 28, 2011. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Strategy also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

24	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

(continued from previous page)

*	All data are as of February 28, 2011. The Strategy’s quality rating distribution is expressed as a percentage of the Strategy’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	25

Portfolio Summary

TAX-MANAGED CONSERVATIVE WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $106.2

*	All data are as of February 28, 2011. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Strategy also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

26	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

TAX-MANAGED CONSERVATIVE WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

(continued from previous page)

*	All data are as of February 28, 2011. The Strategy’s quality rating distribution is expressed as a percentage of the Strategy’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	27

Portfolio Summary

TAX-MANAGED WEALTH APPRECIATION

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Financials – 17.2%
Capital Markets – 3.1%
Blackstone Group LP	202,250	$3,600,050
Goldman Sachs Group, Inc. (The)	75,560	12,375,217
Man Group PLC	240,692	1,124,645
Morgan Stanley	77,900	2,312,072
UBS AG(a)	87,947	1,745,112

		21,157,096

Commercial Banks – 5.0%
Australia & New Zealand Banking Group Ltd.	30,800	761,232
Banco do Brasil SA	34,200	611,522
Bank of China Ltd.	983,400	518,908
Barclays PLC	264,800	1,374,213
BB&T Corp.	66,500	1,835,400
BNP Paribas	25,599	1,997,878
Comerica, Inc.	28,700	1,116,430
Danske Bank A/S(a)	13,622	319,317
DnB NOR ASA	32,800	507,654
Fifth Third Bancorp	146,700	2,141,820
Hana Financial Group, Inc.	17,030	682,197
HSBC Holdings PLC	127,700	1,406,379
Itau Unibanco Holding SA (ADR)	31,600	702,152
KB Financial Group, Inc.	12,850	629,671
KBC Groep NV(a)	22,500	940,946
Lloyds Banking Group PLC(a)	666,400	672,975
National Australia Bank Ltd.	75,800	2,004,066
National Bank of Canada	7,000	539,365
Societe Generale	25,184	1,770,830
Standard Chartered PLC	74,640	1,974,139
Sumitomo Mitsui Financial Group, Inc.	27,700	1,048,215
Turkiye Is Bankasi – Class C	77,200	240,601
Turkiye Vakiflar Bankasi Tao – Class D	101,000	244,542
UniCredit SpA	469,235	1,207,251
Wells Fargo & Co.	249,900	8,061,774

		33,309,477

Consumer Finance – 0.3%
Capital One Financial Corp.	45,700	2,274,489

Diversified Financial Services – 4.5%
Bank of America Corp.	185,200	2,646,508
BM&F Bovespa SA	18,500	125,757
Citigroup, Inc.(a)	316,900	1,483,092
CME Group, Inc. – Class A	6,855	2,133,824
IG Group Holdings PLC	108,332	789,144
ING Groep NV(a)	70,100	879,371
JPMorgan Chase & Co.	458,100	21,388,689

28	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

ORIX Corp.	6,940	$781,595

		30,227,980

Insurance – 2.9%
ACE Ltd.	28,500	1,802,625
Admiral Group PLC	71,779	1,970,522
Aegon NV(a)	96,447	742,388
AIA Group Ltd.(a)	271,400	792,803
Allianz SE	15,500	2,238,356
Allstate Corp. (The)	19,800	629,244
AON Corp.	49,710	2,616,734
Aviva PLC	141,600	1,074,807
Berkshire Hathaway, Inc.(a)	18,000	1,571,040
Chubb Corp.	13,300	807,044
Muenchener Rueckversicherungs AG	5,800	969,737
Prudential PLC	106,500	1,231,958
Travelers Cos., Inc. (The)	46,900	2,810,717

		19,257,975

Real Estate Management & Development – 1.3%
CapitaLand Ltd.	524,000	1,348,642
CapitaMalls Asia Ltd.	655,000	889,587
China Overseas Land & Investment Ltd.	412,000	688,651
Evergrande Real Estate Group Ltd.	508,000	240,733
Hang Lung Group Ltd.	122,000	748,953
Hang Lung Properties Ltd.	581,000	2,489,050
Mitsubishi Estate Co., Ltd.	51,000	1,045,654
Mitsui Fudosan Co., Ltd.	23,000	491,545
New World Development Ltd.	214,835	390,385
Sumitomo Realty & Development Co., Ltd.	21,000	566,336

		8,899,536

Thrifts & Mortgage Finance – 0.1%
Housing Development Finance Corp.	61,300	857,451

		115,984,004

Consumer Discretionary – 16.5%
Auto Components – 1.9%
BorgWarner, Inc.(a)	25,900	2,010,099
Bridgestone Corp.	25,300	520,231
GKN PLC	239,500	816,951
Johnson Controls, Inc.	120,500	4,916,400
Lear Corp.(a)	13,900	1,470,620
Magna International, Inc. – Class A	12,800	630,415
NGK Spark Plug Co., Ltd.	25,000	374,550
Sumitomo Rubber Industries Ltd.	21,600	234,206
TRW Automotive Holdings Corp.(a)	33,600	1,908,480

		12,881,952

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	29

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Automobiles – 1.2%
Ford Motor Co.(a)	198,200	$2,982,910
General Motors Co.(a)	17,700	593,481
Nissan Motor Co., Ltd.	140,300	1,441,596
Renault SA(a)	21,400	1,312,302
Toyota Motor Corp.	35,500	1,658,822

		7,989,111

Distributors – 0.6%
Inchcape PLC(a)	49,070	309,716
Li & Fung Ltd.	632,000	3,845,207

		4,154,923

Hotels, Restaurants & Leisure – 1.3%
Carnival Corp.	53,600	2,287,112
Royal Caribbean Cruises Ltd.(a)	40,600	1,777,874
Shangri-La Asia Ltd.	422,500	995,971
Starbucks Corp.	97,800	3,225,444
Thomas Cook Group PLC	83,700	257,391

		8,543,792

Household Durables – 1.1%
Fortune Brands, Inc.	9,900	612,414
Garmin Ltd.	22,400	760,480
LG Electronics, Inc.	7,080	698,923
NVR, Inc.(a)	2,100	1,528,506
Sharp Corp.	101,000	1,100,360
Sony Corp.	25,900	953,602
Stanley Black & Decker, Inc.	22,000	1,668,260

		7,322,545

Internet & Catalog Retail – 0.6%
Amazon.com, Inc.(a)	18,575	3,218,862
NetFlix, Inc.(a)	1,005	207,703
Rakuten, Inc.	708	629,250

		4,055,815

Leisure Equipment & Products – 0.0%
Namco Bandai Holdings, Inc.	20,000	236,121

Media – 5.0%
Cablevision Systems Corp.	48,300	1,779,855
Comcast Corp. – Class A	249,900	6,437,424
DIRECTV(a)	54,200	2,491,574
Gannett Co., Inc.	85,900	1,418,209
Informa PLC	89,000	628,853
Lagardere SCA	10,123	455,636
News Corp. – Class A	387,700	6,734,349
Time Warner Cable, Inc. – Class A	48,100	3,471,858
Time Warner, Inc.	63,600	2,429,520
Viacom, Inc. – Class B	43,400	1,938,244

30	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Vivendi SA	46,620	$1,328,709
Walt Disney Co. (The)	96,325	4,213,256

		33,327,487

Multiline Retail – 1.0%
Don Quijote Co., Ltd.	14,300	499,988
Kohl’s Corp.(a)	76,500	4,122,585
Macy’s, Inc.	63,800	1,524,820
Marks & Spencer Group PLC	52,700	296,728
PPR	300	45,515
Takashimaya Co., Ltd.	26,000	213,886

		6,703,522

Specialty Retail – 3.7%
Esprit Holdings Ltd.	164,200	808,165
Fast Retailing Co., Ltd.	5,500	863,526
Foot Locker, Inc.	75,700	1,504,159
Gap, Inc. (The)	106,700	2,403,951
Hennes & Mauritz AB – Class B	82,350	2,690,729
Inditex SA	31,690	2,296,551
Limited Brands, Inc.	146,900	4,703,738
Lowe’s Cos., Inc.	186,000	4,867,620
Office Depot, Inc.(a)	155,400	825,174
Ross Stores, Inc.	27,800	2,002,712
TJX Cos., Inc.	22,600	1,127,062
Yamada Denki Co., Ltd.	13,350	1,019,788

		25,113,175

Textiles, Apparel & Luxury Goods – 0.1%
Cie Financiere Richemont SA	8,500	486,404
Yue Yuen Industrial Holdings Ltd.	92,500	291,835

		778,239

		111,106,682

Information Technology – 14.8%
Communications Equipment – 1.8%
Cisco Systems, Inc.(a)	93,525	1,735,824
HTC Corp.	15,000	541,809
Juniper Networks, Inc.(a)	55,400	2,437,600
Motorola Mobility Holdings, Inc.(a)	26,487	799,907
Motorola Solutions, Inc.(a)	30,271	1,169,671
QUALCOMM, Inc.	51,655	3,077,605
Riverbed Technology, Inc.(a)	54,000	2,229,660

		11,992,076

Computers & Peripherals – 4.9%
Apple, Inc.(a)	47,250	16,689,172
Dell, Inc.(a)	249,000	3,941,670
EMC Corp.(a)	234,057	6,368,691
Fujitsu Ltd.	114,000	773,059

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	31

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Hewlett-Packard Co.	48,000	$2,094,240
Logitech International SA(a)	122,287	2,324,283
Pegatron Corp.(a)	123,000	146,468
Toshiba Corp.	82,000	538,826

		32,876,409

Electronic Equipment, Instruments & Components – 0.4%
AU Optronics Corp.(a)	1,082,660	978,777
Corning, Inc.	21,700	500,402
Tyco Electronics Ltd.	31,000	1,117,240

		2,596,419

Internet Software & Services – 1.7%
Google, Inc. – Class A(a)	17,480	10,722,232
Yahoo! Japan Corp.	2,669	1,006,230

		11,728,462

IT Services – 0.8%
Accenture PLC	70,892	3,649,520
Amadeus IT Holding SA(a)	24,184	471,321
Cap Gemini SA	21,600	1,262,857

		5,383,698

Office Electronics – 0.1%
Konica Minolta Holdings, Inc.	50,500	467,870

Semiconductors & Semiconductor Equipment – 1.8%
Broadcom Corp. – Class A	97,215	4,007,202
Intel Corp.	126,827	2,722,976
Marvell Technology Group Ltd.(a)	121,400	2,219,192
Micron Technology, Inc.(a)	75,800	843,654
Samsung Electronics Co., Ltd.	1,870	1,533,680
Trina Solar Ltd. (Sponsored ADR)(a)	17,000	469,200

		11,795,904

Software – 3.3%
Aveva Group PLC	20,290	526,065
Citrix Systems, Inc.(a)	58,000	4,069,280
Intuit, Inc.(a)	57,900	3,044,382
Microsoft Corp.	85,300	2,267,274
Oracle Corp.	204,800	6,737,920
Rovi Corp.(a)	46,400	2,571,488
SAP AG	37,300	2,253,989
Temenos Group AG(a)	25,560	969,340

		22,439,738

		99,280,576

32	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 12.8%
Energy Equipment & Services – 3.9%
AMEC PLC	125,520	$2,375,417
Cameron International Corp.(a)	51,600	3,051,108
Cie Generale de Geophysique-Veritas(a)	14,200	526,072
Ensco PLC (Sponsored ADR)	44,700	2,507,670
McDermott International, Inc.(a)	20,300	465,885
Petrofac Ltd.	110,300	2,497,428
Rowan Cos., Inc.(a)	12,300	524,841
Saipem SpA	28,900	1,459,980
Schlumberger Ltd.	119,455	11,159,486
Technip SA	14,900	1,472,557

		26,040,444

Oil, Gas & Consumable Fuels – 8.9%
Afren PLC(a)	390,200	1,015,927
BP PLC	284,800	2,295,960
Chevron Corp.	51,500	5,343,125
China Petroleum & Chemical Corp. – Class H	638,000	647,521
ConocoPhillips	47,800	3,722,186
Devon Energy Corp.	55,300	5,056,632
ENI SpA	40,200	980,179
EOG Resources, Inc.	37,000	4,155,470
Forest Oil Corp.(a)	35,500	1,259,895
Gazprom OAO (Sponsored ADR)	37,800	1,108,296
Hess Corp.	42,500	3,698,775
JX Holdings, Inc.	68,000	479,024
LUKOIL OAO (London) (Sponsored ADR)	7,800	555,282
Marathon Oil Corp.	76,600	3,799,360
Newfield Exploration Co.(a)	33,000	2,402,070
Nexen, Inc. (New York)	69,600	1,900,776
Nexen, Inc. (Toronto)	38,501	1,050,550
Noble Energy, Inc.	62,900	5,828,314
Occidental Petroleum Corp.	31,625	3,224,801
OMV AG	16,500	701,167
Penn West Petroleum Ltd.	27,034	781,622
Petroleo Brasileiro SA (Sponsored ADR)	44,500	1,565,065
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	65,769	2,367,661
Southern Union Co.	14,790	421,811
Southwestern Energy Co.(a)	41,300	1,630,524
Suncor Energy, Inc. (New York)	35,000	1,645,700
Suncor Energy, Inc. (Toronto)	43,265	2,033,328
Tesoro Corp.(a)	11,500	273,470

		59,944,491

		85,984,935

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	33

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 11.0%
Aerospace & Defense – 1.8%
BAE Systems PLC	201,700	$1,078,629
Goodrich Corp.	34,800	3,000,804
Honeywell International, Inc.	41,700	2,414,847
Northrop Grumman Corp.	61,100	4,074,148
Raytheon Co.	22,400	1,147,104
Rolls-Royce Group PLC(a)	469	4,707

		11,720,239

Air Freight & Logistics – 1.0%
Kuehne & Nagel International AG	3,600	484,212
United Parcel Service, Inc. – Class B	87,600	6,464,880

		6,949,092

Airlines – 0.3%
Delta Air Lines, Inc.(a)	196,400	2,207,536

Building Products – 0.3%
Asahi Glass Co., Ltd.	89,000	1,244,422
Cie de St-Gobain	8,700	519,641

		1,764,063

Commercial Services & Supplies – 0.5%
Aggreko PLC	34,000	800,060
G4S PLC	32,833	140,910
Serco Group PLC	252,446	2,235,227

		3,176,197

Construction & Engineering – 0.3%
Bouygues SA	39,000	1,801,477
Larsen & Toubro Ltd.	9,100	307,475

		2,108,952

Electrical Equipment – 1.9%
Bharat Heavy Electricals Ltd.	10,400	463,081
Cooper Industries PLC	65,700	4,227,795
Emerson Electric Co.	57,834	3,450,376
Furukawa Electric Co., Ltd.	90,000	384,356
Mitsubishi Electric Corp.	46,000	546,593
Rockwell Automation, Inc.	24,100	2,114,293
Sumitomo Electric Industries Ltd.	63,800	936,246
Vestas Wind Systems A/S(a)	21,341	732,967

		12,855,707

Industrial Conglomerates – 0.7%
Bidvest Group Ltd.	16,665	373,445
General Electric Co.	213,100	4,458,052

		4,831,497

Machinery – 2.8%
Danaher Corp.	112,200	5,677,320

34	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Deere & Co.	3,800	$342,570
Eaton Corp.	20,800	2,304,224
Fanuc Corp.	12,200	1,905,751
Flowserve Corp.	16,782	2,097,247
Ingersoll-Rand PLC	49,800	2,255,940
Jain Irrigation Systems Ltd.	88,759	359,602
Komatsu Ltd.	31,100	954,106
Parker Hannifin Corp.	29,800	2,657,564
SPX Corp.	5,200	414,752
Terex Corp.(a)	3,600	121,500

		19,090,576

Professional Services – 0.7%
Capita Group PLC (The)	237,900	2,805,753
Experian PLC	59,300	752,022
Intertek Group PLC	12,297	360,530
Nielsen Holdings NV(a)	16,650	442,723

		4,361,028

Road & Rail – 0.2%
DSV A/S	27,778	641,639
East Japan Railway Co.	6,400	446,268
Firstgroup PLC	58,500	347,140

		1,435,047

Trading Companies & Distributors – 0.3%
ITOCHU Corp.	36,000	374,367
Mitsubishi Corp.	40,300	1,121,237
Mitsui & Co., Ltd.	38,600	705,606

		2,201,210

Transportation Infrastructure – 0.2%
China Merchants Holdings International Co., Ltd.	220,000	933,619

		73,634,763

Health Care – 7.9%
Biotechnology – 1.3%
Amgen, Inc.(a)	32,600	1,673,358
Celgene Corp.(a)	57,374	3,046,559
Gilead Sciences, Inc.(a)	113,500	4,424,230

		9,144,147

Health Care Equipment & Supplies – 0.4%
Alcon, Inc.	13,930	2,304,440
Boston Scientific Corp.(a)	24,100	172,556

		2,476,996

Health Care Providers & Services – 1.2%
Express Scripts, Inc. – Class A(a)	63,300	3,558,726
Health Net, Inc.(a)	29,700	873,774
Humana, Inc.(a)	6,000	390,060

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	35

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

McKesson Corp.	17,600	$1,395,328
UnitedHealth Group, Inc.	39,400	1,677,652

		7,895,540

Pharmaceuticals – 5.0%
Allergan, Inc.	51,000	3,782,670
Aspen Pharmacare Holdings Ltd.(a)	32,729	383,152
AstraZeneca PLC	53,300	2,608,090
AstraZeneca PLC (Sponsored ADR)	71,700	3,525,489
Johnson & Johnson	116,800	7,176,192
Merck & Co., Inc.	8,200	267,074
Novartis AG	36,390	2,044,995
Pfizer, Inc.	410,100	7,890,324
Roche Holding AG	7,900	1,191,655
Sanofi-Aventis SA	12,638	873,891
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	77,850	3,900,285

		33,643,817

		53,160,500

Materials – 7.4%
Chemicals – 3.9%
Agrium, Inc. (Toronto)	9,900	938,694
Clariant AG(a)	7,900	130,399
DIC Corp.	111,000	296,034
Dow Chemical Co. (The)	231,600	8,606,256
Huabao International Holdings Ltd.	242,000	305,452
Incitec Pivot Ltd.	57,600	259,886
Israel Chemicals Ltd.	195,500	3,255,552
K&S AG	44,800	3,463,182
Koninklijke DSM NV	11,154	655,223
LyondellBasell Industries NV(a)	34,900	1,328,992
Monsanto Co.	60,460	4,346,469
Potash Corp. of Saskatchewan, Inc.	50,100	3,086,160

		26,672,299

Construction Materials – 0.1%
CRH PLC (London)	22,430	516,580

Metals & Mining – 3.4%
Agnico-Eagle Mines Ltd.	14,200	998,970
Alcoa, Inc.	148,000	2,493,800
BHP Billiton Ltd.	5,800	274,074
Centamin Egypt Ltd.(a)	91,500	176,437
Cliffs Natural Resources, Inc.	18,300	1,776,381
Commercial Metals Co.	38,400	640,128
Dowa Holdings Co., Ltd.	36,000	254,441
Freeport-McMoRan Copper & Gold, Inc.	21,400	1,133,130
Hindalco Industries Ltd.	32,400	145,273

36	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

JFE Holdings, Inc.	26,400	$836,070
KGHM Polska Miedz SA	8,000	490,221
Lundin Mining Corp.(a)	59,200	466,142
Newcrest Mining Ltd.	13,000	502,453
Reliance Steel & Aluminum Co.	12,600	697,158
Rio Tinto PLC	68,400	4,816,495
Steel Dynamics, Inc.	37,200	686,712
Tata Steel Ltd.	47,200	637,516
ThyssenKrupp AG	21,300	888,908
Vale SA (Sponsored ADR) (Local Preference Shares)	58,900	1,765,233
Vale SA (Sponsored ADR) – Class B	33,800	1,156,974
Xstrata PLC	89,180	2,039,644

		22,876,160

		50,065,039

Consumer Staples – 6.1%
Beverages – 0.7%
Anheuser-Busch InBev NV	33,478	1,869,671
Asahi Breweries Ltd.	32,900	635,987
Constellation Brands, Inc. – Class A(a)	95,300	1,936,496

		4,442,154

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	16,925	1,265,821
Delhaize Group SA	13,017	1,005,488
Koninklijke Ahold NV	17,800	239,085
Kroger Co. (The)	53,900	1,234,310
Olam International Ltd.	838,000	1,838,281
Safeway, Inc.	22,300	486,586
Sugi Holdings Co., Ltd.	20,500	492,550
Tesco PLC	333,773	2,192,305

		8,754,426

Food Products – 1.3%
Archer-Daniels-Midland Co.	35,900	1,334,762
Bunge Ltd.	36,600	2,641,422
China Green Holdings Ltd.	444,000	349,066
ConAgra Foods, Inc.	33,300	771,228
Sara Lee Corp.	114,700	1,963,664
Smithfield Foods, Inc.(a)	51,700	1,196,855
Tyson Foods, Inc. – Class A	37,400	696,762

		8,953,759

Household Products – 1.1%
Kimberly-Clark Corp.	29,000	1,911,100
Procter & Gamble Co. (The)	63,295	3,990,750
Reckitt Benckiser Group PLC	26,917	1,387,727

		7,289,577

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	37

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Tobacco – 1.7%
Altria Group, Inc.	60,600	$1,537,422
British American Tobacco PLC	56,760	2,274,031
Imperial Tobacco Group PLC	118,600	3,805,907
Japan Tobacco, Inc.	936	3,871,857

		11,489,217

		40,929,133

Telecommunication Services – 2.7%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	164,500	4,668,510
CenturyLink, Inc.	43,900	1,807,802
France Telecom SA	38,800	858,598
Nippon Telegraph & Telephone Corp.	30,300	1,482,212
Telecom Corp. of New Zealand Ltd.	141,136	222,004
Telecom Italia SpA (ordinary shares)	1,034,500	1,615,084
Telecom Italia SpA (savings shares)	228,800	302,829
Telenor ASA	36,600	607,214
Verizon Communications, Inc.	62,100	2,292,732

		13,856,985

Wireless Telecommunication Services – 0.6%
Vodafone Group PLC	751,400	2,133,294
Vodafone Group PLC (Sponsored ADR)	79,100	2,263,842

		4,397,136

		18,254,121

Utilities – 2.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	27,800	994,684
E.ON AG	58,600	1,924,705
Edison International	40,300	1,495,936
EDP – Energias de Portugal SA	182,600	692,728
NV Energy, Inc.	83,700	1,229,553
Tokyo Electric Power Co., Inc. (The)	37,900	981,036

		7,318,642

Gas Utilities – 0.2%
UGI Corp.	36,100	1,151,229

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.	54,700	1,699,529

Multi-Utilities – 0.6%
Ameren Corp.	13,200	369,072
CenterPoint Energy, Inc.	51,700	819,962
CMS Energy Corp.	63,700	1,226,862

38	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

NiSource, Inc.	82,600	$1,582,616

		3,998,512

		14,167,912

Total Common Stocks (cost $528,641,140)		662,567,665

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $6,898,050)	6,898,050	6,898,050

Total Investments – 99.5% (cost $535,539,190)		669,465,715
Other assets less liabilities – 0.5%		3,467,570

Net Assets – 100.0%		$672,933,285

FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50
Futures	15	March 2011	$629,483	$623,668	$(5,815)
FTSE 100 Index
Futures	3	March 2011	290,542	291,325	783
Topix Index Futures	4	March 2011	447,074	465,008	17,934

					$12,902

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Swedish Krona settling 5/16/11	18,311	$2,842,661	$2,880,182	$37,521
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	367,733	4,485,369	4,497,653	12,284
Deutsche Bank AG London:
Euro settling 5/16/11	5,753	7,858,051	7,931,268	73,217
Norwegian Krone settling 5/16/11	27,444	4,652,976	4,880,880	227,904
Norwegian Krone settling 5/16/11	3,525	597,644	626,916	29,272
Swedish Krona settling 5/16/11	20,916	3,109,492	3,289,928	180,436
Swedish Krona settling 5/16/11	14,415	2,143,017	2,267,371	124,354
Swiss Franc settling 5/16/11	4,101	4,257,948	4,416,908	158,960

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	39

Tax-Managed Wealth Appreciation—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 5/16/11	3,871	$4,044,932	$4,169,191	$124,259
Goldman Sachs International:
Euro settling 5/16/11	683	933,470	941,606	8,136
HSBC BankUSA:
Great British Pound settling 5/16/11	2,368	3,754,298	3,846,629	92,331
Royal Bank of Canada:
Norwegian Krone settling 5/16/11	9,222	1,583,394	1,640,121	56,727
Swedish Krona settling 5/16/11	3,248	500,193	510,886	10,693
Royal Bank of Scotland PLC:
Japanese Yen settling 5/16/11	84,109	1,003,029	1,028,717	25,688
State Street Bank and Trust Co.:
Norwegian Krone settling 5/16/11	573	97,014	101,907	4,893
Swiss Franc settling 5/16/11	94	97,798	101,241	3,443
UBS AG:
Euro settling 5/16/11	5,733	7,787,593	7,903,696	116,103
Swedish Krona settling 5/16/11	7,916	1,220,098	1,245,127	25,029
Westpac Banking Corp.:
Australian Dollar settling 5/16/11	1,582	1,584,769	1,595,750	10,981

Sale Contracts:
Barclays Bank PLC Wholsale:
Japanese Yen settling 5/16/11	308,436	3,762,103	3,772,406	(10,303)
BNP Paribas SA:
Australian Dollar settling 5/16/11	675	671,645	680,867	(9,222)
Australian Dollar settling 5/16/11	1,582	1,574,136	1,595,751	(21,615)
Canadian Dollar settling 5/16/11	2,030	2,047,672	2,085,911	(38,239)
Canadian Dollar settling 5/16/11	3,940	3,974,298	4,048,516	(74,218)
Citibank NA:
Canadian Dollar settling 5/16/11	531	533,270	545,625	(12,355)
Credit Suisse London Branch (GFX):
Great British Pound settling 5/16/11	10,182	16,344,656	16,539,856	(195,200)
Deutsche Bank AG London:
Euro settling 5/16/11	963	1,315,366	1,327,622	(12,256)
Euro settling 5/16/11	9,718	12,965,950	13,397,543	(431,593)
HSBC BankUSA:
Canadian Dollar settling 5/16/11	1,051	1,062,614	1,079,946	(17,332)
Great British Pound settling 5/16/11	286	457,508	464,584	(7,076)
Morgan Stanley and Co. Inc.:
Australian Dollar settling 5/16/11	351	346,258	354,051	(7,793)
Royal Bank of Canada:
Swiss Franc settling 5/16/11	738	760,543	794,850	(34,307)
Royal Bank of Scotland PLC:
Great British Pound settling 5/16/11	312	502,336	506,820	(4,484)
State Street Bank and Trust Co.:
Great British Pound settling 5/16/11	430	693,740	698,501	(4,761)
UBS AG:
Swiss Franc settling 5/16/11	4,869	5,123,753	5,244,069	(120,316)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

40	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

TAX-MANAGED BALANCED WEALTH

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 53.6%
Long-Term Municipal Bonds – 49.2%
Alabama – 7.6%
Alabama Pub Sch & Clg Auth Series 2010A 5.00%, 5/01/18	$2,040	$2,292,695
NPFGC-RE 5.00%, 12/01/21	1,700	1,783,810
Birmingham AL Wtrwks Brd Series 2010A 5.00%, 1/01/25	3,980	4,066,565
Jefferson Cnty AL Swr FGIC 5.00%, 2/01/38 (Pre-refunded/ETM)	2,710	2,874,903
5.125%, 2/01/42 (Pre-refunded/ETM)	1,650	1,753,290
5.25%, 2/01/24 (Pre-refunded/ETM)	3,200	3,405,952
FGIC Series 02 5.00%, 2/01/41 (Pre-refunded/ETM)	1,100	1,163,734

		17,340,949

Arizona – 0.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.26%, 2/01/42(a)	785	686,946
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys) Series 04 4.90%, 4/01/19	700	701,484
Pima Cnty AZ IDA (Horizon Learning Ctr) 4.45%, 6/01/14	50	48,268
Pima Cnty AZ IDA (Global Water Resources) 5.45%, 12/01/17	400	378,356

		1,815,054

California – 5.9%
California Dept Wtr Res Pwr Series 2010L 5.00%, 5/01/20	1,905	2,136,743
California Econ Recovery (California Econ Rec Spl Tax) Series A 5.00%, 7/01/20	2,450	2,713,375
5.25%, 7/01/12	1,000	1,055,080
California GO 5.00%, 3/01/16	2,225	2,450,593

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	41

Tax-Managed Balanced Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Los Angeles CA Dept Arpts (Los Angeles Intl Airport) 5.00%, 5/15/23	$1,850	$1,954,636
San Bernardino Cnty CA Trnsp Auth (San Bernardino Cnty CA Trnsp Sales Tax) Series 2009-A
5.00%, 5/01/12	2,525	2,636,756
San Diego Cnty CA Wtr Auth NPFGC Series 1991B
6.30%, 4/21/11(a)	500	503,520

		13,450,703

Colorado – 0.6%
Mesa Cnty Co. Vly SD #51 GO NPFGC 5.00%, 12/01/23	1,000	1,082,830
PV Wtr & San Met Dist CO Series 06 Zero Coupon, 12/15/17(b)	710	248,500
Todd Creek Farms Met Dist #1 Co. 5.60%, 12/01/14(b)	260	117,000

		1,448,330

District of Columbia – 0.6%
District of Columbia GO AMBAC Series 2007 5.25%, 6/01/18	1,200	1,369,548

Florida – 4.1%
Citizens Ppty Ins Corp. FL NPFGC Series A 5.00%, 3/01/15-3/01/16	4,000	4,219,240
Dade Cnty FL SD GO NPFGC Series 94 5.00%, 8/01/12	1,100	1,154,494
Hammock Bay CDD FL Series B 5.375%, 5/01/11	40	39,949
Heritage Plantation CDD FL Series B 5.10%, 11/01/13(b)(c)	105	42,000
Lake Ashton II CDD FL Series B 4.875%, 11/01/10(b)(c)	100	86,000
Midtown Miami CDD FL Series 04A 6.00%, 5/01/24	255	229,824

42	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Overoaks CDD FL Series 2010A-1 6.125%, 5/01/35(b)	$15	$13,956
Series 2010A-2 6.125%, 5/01/35(b)(d)	35	23,922
Series 2010B 5.125%, 5/01/17(b)(d)	75	60,520
Series 4B 5.125%, 5/01/09	25	0
Palm Beach Cnty FL Sch Brd COP NPFGC-RE 5.00%, 8/01/13	1,030	1,108,682
Parkway Center CDD FL Series B 5.625%, 5/01/14	140	114,500
Paseo CDD FL 5.00%, 2/01/11(b)(c)	405	97,200
Series B 4.875%, 5/01/10(c)	425	102,000
Sarasota Cnty FL Sch Brd COP 5.00%, 7/01/22	1,165	1,238,104
Verano CDD FL Series B 5.00%, 11/01/13	660	501,996
Villages of Westport CDD FL Series 05A 5.125%, 5/01/15	130	109,853
Waterset North CDD FL Series B 6.55%, 11/01/15	485	290,612

		9,432,852

Guam – 0.1%
Guam Wtrworks Auth COP Series 05 5.00%, 7/01/13	225	231,100

Illinois – 4.0%
Cook Cnty IL GO 5.00%, 11/15/25	3,755	3,832,879
Illinois Finance Auth (Northwestern Univ) 1.00%, 12/01/34(e)	3,605	3,603,954
Illinois GO NPFGC-RE 5.00%, 4/01/15	1,545	1,615,576
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1 5.25%, 3/01/15	100	93,497

		9,145,906

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	43

Tax-Managed Balanced Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Indiana – 0.9%
Indiana Bond Bank Gas (JP Morgan Chase) Series A 5.25%, 10/15/19	$1,945	$2,022,781

Louisiana – 2.4%
Louisiana GO NPFGC Series A 5.25%, 8/01/16	3,830	4,342,569
Morehouse Parish LA PCR (International Paper Company) Series A 5.25%, 11/15/13	1,000	1,070,790

		5,413,359

Minnesota – 0.1%
St. Paul MN Hsg & Redev Auth (Healtheast) 5.15%, 11/15/20	310	285,234

Nevada – 0.1%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls) 4.75%, 3/01/13(b)	35	21,271
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence) 5.35%, 6/01/12	245	244,106

		265,377

New Jersey – 2.6%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) AMBAC Series A 5.50%, 12/15/13	1,775	1,928,218
NPFGC-RE Series 2006A 5.00%, 6/15/12	3,775	3,944,196

		5,872,414

New York – 2.7%
New York NY GO Series 04G 5.00%, 8/01/12	1,315	1,393,874
Series E 5.00%, 8/01/15	2,625	2,942,887
Series H 5.00%, 8/01/11	1,645	1,675,844
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) 5.25%, 6/01/13	295	296,029

		6,308,634

44	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
North Carolina Eastern Mun Pwr Agy Series A 5.00%, 1/01/15	$785	$854,088

Ohio – 1.7%
American Mun Pwr OH (Goldman Sachs Group, Inc.) 5.00%, 2/01/12	1,000	1,022,090
Cleveland OH Mun SD GO AGM 5.25%, 12/01/19	1,000	1,073,180
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series A 7.00%, 8/01/21	245	213,047
Ohio Wtr Dev Auth (Cleveland Electric Illum) Series 2008C 7.25%, 11/01/32	1,620	1,727,390

		4,035,707

Pennsylvania – 0.6%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series A 5.00%, 11/15/13	925	887,750
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax) 5.10%, 7/01/14	185	181,827
Philadelphia PA IDA (Leadership Learning Partners) Series 05A 4.60%, 7/01/15	255	235,057

		1,304,634

Puerto Rico – 3.7%
Puerto Rico Elec Pwr Auth Series 2010ZZ 5.25%, 7/01/18	2,300	2,462,817
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) 5.75%, 7/01/14	2,820	3,039,593
Puerto Rico Sales Tax Fin Corp. Series 2009A 5.50%, 8/01/23	2,750	2,879,855

		8,382,265

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	45

Tax-Managed Balanced Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.2%
South Carolina Pub Svc Auth AGM 5.00%, 1/01/14	$2,450	$2,695,809

Texas – 9.1%
Austin TX Utils Sys AGM 5.00%, 11/15/13	6,915	7,516,467
Houston TX Arpt Sys Series 2009 A 5.00%, 7/01/21-7/01/22	2,815	3,006,778
Houston TX GO NPFGC 5.00%, 3/01/15	3,300	3,701,181
Houston TX Util Sys AMBAC 5.00%, 5/15/34	1,505	1,519,132
Texas A & M Univ Series 2009 D 5.00%, 5/15/18	2,765	3,200,045
Texas PFA (Texas Lease Bldg & Procur) AMBAC 5.00%, 2/01/16	1,640	1,799,720

		20,743,323

Total Long-Term Municipal Bonds (cost $111,314,894)		112,418,067

Short-Term Municipal Notes – 4.4%
Alaska – 1.7%
Valdez AK Marine Terminal (Exxon Mobil Corp.) Series 1993A 0.16%, 12/01/33(f) (cost $4,000,000)	4,000	4,000,000

California – 1.5%
California Infra & Eco Dev Bk (Pacific Gas & Electric Co.) Series 2009 B 0.17%, 11/01/26(f) (cost $3,500,000)	3,500	3,500,000

46	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mississippi – 1.2%
Mississippi Business Fin Corp. (Chevron Usa, Inc.) Series 2009E 0.17%, 12/01/30(f)	$2,500	$2,500,000
Series 2009g 0.17%, 12/01/30(f)	180	180,000

		2,680,000

Total Short-Term Municipal Notes (cost $10,180,000)		10,180,000

Total Municipal Obligations (cost $121,494,894)		122,598,067

	Shares
COMMON STOCKS – 47.3%
Financials – 8.3%
Capital Markets – 1.7%
Blackstone Group LP	34,475	613,655
Goldman Sachs Group, Inc. (The)	14,045	2,300,290
Man Group PLC	41,682	194,761
Morgan Stanley	18,200	540,176
UBS AG(g)	8,763	173,883

		3,822,765

Commercial Banks – 2.4%
Australia & New Zealand Banking Group Ltd.	3,700	91,447
Banco do Brasil SA	7,400	132,318
Bank of China Ltd.	137,000	72,290
Barclays PLC	45,400	235,609
BB&T Corp.	10,900	300,840
BNP Paribas	4,474	349,174
Comerica, Inc.	6,600	256,740
Danske Bank A/S(g)	4,000	93,765
DnB NOR ASA	4,600	71,195
Fifth Third Bancorp	5,000	73,000
Hana Financial Group, Inc.	3,100	124,182
HSBC Holdings PLC	21,700	238,985
Itau Unibanco Holding SA (ADR)	5,300	117,766
KB Financial Group, Inc.	2,188	107,216
KBC Groep NV(g)	4,000	167,279
Lloyds Banking Group PLC(g)	79,800	80,587
Mitsubishi UFJ Financial Group, Inc.	20,100	111,656
National Australia Bank Ltd.	13,500	356,925
National Bank of Canada	500	38,526
Societe Generale	3,940	277,044
Standard Chartered PLC	12,668	335,053
Sumitomo Mitsui Financial Group, Inc.	5,000	189,209

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	47

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Turkiye Is Bankasi – Class C	13,700	$42,697
UniCredit SpA	81,025	208,462
Wells Fargo & Co.	41,800	1,348,468

		5,420,433

Consumer Finance – 0.1%
Capital One Financial Corp.	6,700	333,459

Diversified Financial Services – 2.0%
Bank of America Corp.	13,700	195,773
BM&F Bovespa SA	3,600	24,472
Citigroup, Inc.(g)	64,400	301,392
CME Group, Inc. – Class A	1,080	336,182
IG Group Holdings PLC	18,691	136,154
ING Groep NV(g)	11,134	139,671
JPMorgan Chase & Co.	73,975	3,453,893
ORIX Corp.	1,260	141,903

		4,729,440

Insurance – 1.4%
Admiral Group PLC	12,259	336,542
Aegon NV(g)	15,654	120,495
AIA Group Ltd.(g)	45,600	133,205
Allianz SE	2,500	361,025
Allstate Corp. (The)	3,400	108,052
AON Corp.	8,375	440,860
Aviva PLC	27,600	209,496
Berkshire Hathaway, Inc.(g)	3,000	261,840
Chubb Corp.	3,600	218,448
Muenchener Rueckversicherungs AG	1,000	167,196
Prudential PLC	17,900	207,061
Travelers Cos., Inc. (The)	9,800	587,314

		3,151,534

Real Estate Management & Development – 0.6%
CapitaLand Ltd.	90,000	231,637
CapitaMalls Asia Ltd.	114,000	154,829
China Overseas Land & Investment Ltd.	72,000	120,347
Hang Lung Group Ltd.	23,200	142,424
Hang Lung Properties Ltd.	103,000	441,260
Mitsubishi Estate Co., Ltd.	5,000	102,515
Mitsui Fudosan Co., Ltd.	4,000	85,486
New World Development Ltd.	51,682	93,913

		1,372,411

Thrifts & Mortgage Finance – 0.1%
Housing Development Finance Corp.	10,800	151,068

		18,981,110

48	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Consumer Discretionary – 7.9%
Auto Components – 0.9%
BorgWarner, Inc.(g)	4,175	$324,022
Bridgestone Corp.	2,300	47,294
Faurecia(g)	409	15,927
GKN PLC	42,700	145,652
Johnson Controls, Inc.	19,400	791,520
Lear Corp.(g)	2,900	306,820
Magna International, Inc. – Class A	2,000	98,502
NGK Spark Plug Co., Ltd.	8,000	119,856
Sumitomo Rubber Industries Ltd.	4,200	45,540
TRW Automotive Holdings Corp.(g)	5,200	295,360

		2,190,493

Automobiles – 0.6%
Ford Motor Co.(g)	32,300	486,115
General Motors Co.(g)	3,000	100,590
Nissan Motor Co., Ltd.	21,200	217,832
Renault SA(g)	3,400	208,497
Toyota Motor Corp.	6,300	294,382

		1,307,416

Distributors – 0.3%
Li & Fung Ltd.	102,000	620,587

Hotels, Restaurants & Leisure – 0.6%
Carnival Corp.	8,425	359,495
Royal Caribbean Cruises Ltd.(g)	4,300	188,297
Shangri-La Asia Ltd.	75,833	178,763
Starbucks Corp.	15,775	520,260
Thomas Cook Group PLC	20,800	63,963

		1,310,778

Household Durables – 0.6%
Garmin Ltd.	9,900	336,105
LG Electronics, Inc.	1,410	139,192
NVR, Inc.(g)	375	272,947
Sharp Corp.	18,000	196,104
Sony Corp.	4,500	165,684
Stanley Black & Decker, Inc.	3,525	267,301

		1,377,333

Internet & Catalog Retail – 0.3%
Amazon.com, Inc.(g)	3,225	558,860
Rakuten, Inc.	122	108,430

		667,290

Leisure Equipment & Products – 0.0%
Namco Bandai Holdings, Inc.	4,300	50,766

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	49

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Media – 2.3%
Cablevision Systems Corp.	4,500	$165,825
Comcast Corp. – Class A	43,200	1,112,832
DIRECTV(g)	9,000	413,730
Gannett Co., Inc.	8,900	146,939
Lagardere SCA	2,600	117,026
News Corp. – Class A	59,800	1,038,726
Time Warner Cable, Inc. – Class A	8,000	577,440
Time Warner, Inc.	12,400	473,680
Viacom, Inc. – Class B	5,500	245,630
Vivendi SA	8,960	255,368
Walt Disney Co. (The)	15,375	672,502

		5,219,698

Multiline Retail – 0.5%
Don Quijote Co., Ltd.	2,300	80,418
Kohl’s Corp.(g)	13,275	715,390
Macy’s, Inc.	9,100	217,490
Marks & Spencer Group PLC	1,523	8,575
PPR	500	75,858
Takashimaya Co., Ltd.	8,000	65,811

		1,163,542

Specialty Retail – 1.7%
Esprit Holdings Ltd.	24,400	120,093
Fast Retailing Co., Ltd.	1,000	157,005
Foot Locker, Inc.	14,500	288,115
Gap, Inc. (The)	11,200	252,336
Hennes & Mauritz AB – Class B	13,950	455,807
Inditex SA	5,490	397,856
Limited Brands, Inc.	20,325	650,806
Lowe’s Cos., Inc.	31,500	824,355
Office Depot, Inc.(g)	33,000	175,230
Ross Stores, Inc.	4,300	309,772
TJX Cos., Inc.	4,600	229,402
Yamada Denki Co., Ltd.	2,210	168,819

		4,029,596

Textiles, Apparel & Luxury Goods – 0.1%
Cie Financiere Richemont SA	1,460	83,547
Yue Yuen Industrial Holdings Ltd.	25,500	80,452

		163,999

		18,101,498

Information Technology – 6.8%
Communications Equipment – 0.7%
Cisco Systems, Inc.(g)	12,950	240,352
Juniper Networks, Inc.(g)	9,000	396,000
Motorola Solutions, Inc.(g)	2,214	85,549

50	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

QUALCOMM, Inc.	8,570	$510,600
Riverbed Technology, Inc.(g)	8,700	359,223

		1,591,724

Computers & Peripherals – 2.4%
Apple, Inc.(g)	7,485	2,643,777
Dell, Inc.(g)	43,100	682,273
EMC Corp.(g)	39,975	1,087,720
Fujitsu Ltd.	19,000	128,843
Hewlett-Packard Co.	8,300	362,129
Logitech International SA(g)	21,240	403,704
Pegatron Corp.(g)	18,000	21,434
Toshiba Corp.	15,000	98,566

		5,428,446

Electronic Equipment, Instruments & Components – 0.2%
AU Optronics Corp.(g)	138,070	124,822
Tyco Electronics Ltd.	5,300	191,012

		315,834

Internet Software & Services – 0.8%
Google, Inc. – Class A(g)	2,825	1,732,855
Yahoo! Japan Corp.	456	171,915

		1,904,770

IT Services – 0.4%
Accenture PLC	11,940	614,671
Amadeus IT Holding SA(g)	4,185	81,561
Cap Gemini SA	3,900	228,016

		924,248

Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	9,000	83,383

Semiconductors & Semiconductor Equipment – 0.7%
Broadcom Corp. – Class A	15,621	643,898
Intel Corp.	12,568	269,835
Marvell Technology Group Ltd.(g)	19,600	358,288
Powertech Technology, Inc.	10,000	35,083
Samsung Electronics Co., Ltd.	280	229,642
Trina Solar Ltd. (Sponsored ADR)(g)	2,900	80,040

		1,616,786

Software – 1.6%
Aveva Group PLC	3,610	93,598
Citrix Systems, Inc.(g)	9,400	659,504
Intuit, Inc.(g)	9,185	482,947
Konami Corp.	2,200	46,507
Microsoft Corp.	16,600	441,228
Oracle Corp.	33,700	1,108,730

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	51

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Rovi Corp.(g)	7,475	$414,265
SAP AG	4,300	259,843
Temenos Group AG(g)	4,520	171,417

		3,678,039

		15,543,230

Energy – 6.1%
Energy Equipment & Services – 1.8%
AMEC PLC	21,311	403,302
Cameron International Corp.(g)	9,025	533,648
Ensco PLC (Sponsored ADR)	7,100	398,310
Petrofac Ltd.	19,100	432,465
Rowan Cos., Inc.(g)	1,300	55,471
Saipem SpA	5,000	252,592
Schlumberger Ltd.	19,050	1,779,651
Technip SA	2,536	250,631

		4,106,070

Oil, Gas & Consumable Fuels – 4.3%
Afren PLC(g)	66,600	173,400
BP PLC	45,700	368,418
Chevron Corp.	8,900	923,375
China Petroleum & Chemical Corp. – Class H	130,000	131,940
ConocoPhillips	8,700	677,469
Devon Energy Corp.	9,700	886,968
ENI SpA	8,200	199,937
EOG Resources, Inc.	6,000	673,860
Forest Oil Corp.(g)	7,100	251,979
Gazprom OAO (Sponsored ADR)	6,300	184,716
Hess Corp.	5,700	496,071
JX Holdings, Inc.	10,200	71,854
LUKOIL OAO (London) (Sponsored ADR)	2,200	156,618
Marathon Oil Corp.	13,000	644,800
Newfield Exploration Co.(g)	6,400	465,856
Nexen, Inc. (New York)	13,500	368,685
Nexen, Inc. (Toronto)	8,814	240,501
Noble Energy, Inc.	10,145	940,036
Occidental Petroleum Corp.	4,075	415,528
OMV AG	1,600	67,992
Penn West Petroleum Ltd.	4,867	140,717
Petroleo Brasileiro SA (Sponsored ADR)	7,850	276,085
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	11,869	427,280
Southwestern Energy Co.(g)	6,175	243,789
Suncor Energy, Inc. (New York)	4,000	188,080
Suncor Energy, Inc. (Toronto)	5,332	250,588

		9,866,542

		13,972,612

52	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Industrials – 5.5%
Aerospace & Defense – 0.9%
BAE Systems PLC	36,900	$197,330
Goodrich Corp.	5,825	502,290
Honeywell International, Inc.	6,500	376,415
Northrop Grumman Corp.	11,100	740,148
Raytheon Co.	3,200	163,872

		1,980,055

Air Freight & Logistics – 0.5%
Kuehne & Nagel International AG	668	89,848
United Parcel Service, Inc. – Class B	14,190	1,047,222

		1,137,070

Airlines – 0.2%
Delta Air Lines, Inc.(g)	33,200	373,168

Building Products – 0.1%
Asahi Glass Co., Ltd.	14,000	195,752
Cie de St-Gobain	1,300	77,647

		273,399

Commercial Services & Supplies – 0.2%
Aggreko PLC	6,000	141,187
G4S PLC	6,516	27,965
Serco Group PLC	45,353	401,568

		570,720

Construction & Engineering – 0.2%
Bouygues SA	6,500	300,246
Larsen & Toubro Ltd.	1,700	57,441

		357,687

Electrical Equipment – 0.9%
Bharat Heavy Electricals Ltd.	1,700	75,696
Cooper Industries PLC	10,325	664,414
Emerson Electric Co.	9,295	554,540
Furukawa Electric Co., Ltd.	10,000	42,706
Mitsubishi Electric Corp.	10,000	118,825
Rockwell Automation, Inc.	4,100	359,693
Sumitomo Electric Industries Ltd.	11,200	164,356
Vestas Wind Systems A/S(g)	3,800	130,513

		2,110,743

Industrial Conglomerates – 0.5%
Bidvest Group Ltd.	3,645	81,680
General Electric Co.	43,500	910,020
SembCorp Industries Ltd.	28,000	105,296

		1,096,996

Machinery – 1.4%
Danaher Corp.	18,050	913,330
Eaton Corp.	3,700	409,886

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	53

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Fanuc Corp.	2,100	$328,039
Flowserve Corp.	2,714	339,168
Ingersoll-Rand PLC	10,100	457,530
Jain Irrigation Systems Ltd.	13,800	55,910
Komatsu Ltd.	5,500	168,733
Parker Hannifin Corp.	5,300	472,654

		3,145,250

Professional Services – 0.3%
Capita Group PLC (The)	41,900	494,162
Experian PLC	10,000	126,816
Intertek Group PLC	2,227	65,292

		686,270

Road & Rail – 0.1%
DSV A/S	4,800	110,875
East Japan Railway Co.	1,500	104,594
Firstgroup PLC	12,300	72,988

		288,457

Trading Companies & Distributors – 0.1%
Mitsubishi Corp.	7,300	203,102
Mitsui & Co., Ltd.	8,000	146,240

		349,342

Transportation Infrastructure – 0.1%
China Merchants Holdings International Co., Ltd.	38,000	161,261

		12,530,418

Health Care – 3.9%
Biotechnology – 0.7%
Amgen, Inc.(g)	6,600	338,778
Celgene Corp.(g)	9,222	489,688
Gilead Sciences, Inc.(g)	18,790	732,434

		1,560,900

Health Care Equipment & Supplies – 0.1%
Alcon, Inc.	1,565	258,898
Boston Scientific Corp.(g)	7,600	54,416

		313,314

Health Care Providers & Services – 0.6%
Express Scripts, Inc. – Class A(g)	10,210	574,006
Health Net, Inc.(g)	5,800	170,636
McKesson Corp.	2,850	225,948
UnitedHealth Group, Inc.	7,700	327,866

		1,298,456

Pharmaceuticals – 2.5%
Allergan, Inc.	8,575	636,008
Aspen Pharmacare Holdings Ltd.(g)	4,934	57,761
AstraZeneca PLC	9,800	479,536

54	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

AstraZeneca PLC (Sponsored ADR)	12,200	$599,874
Johnson & Johnson	21,000	1,290,240
Novartis AG	5,460	306,834
Pfizer, Inc.	70,000	1,346,800
Roche Holding AG	1,100	165,927
Sanofi-Aventis SA	2,261	156,343
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	12,560	629,256

		5,668,579

		8,841,249

Materials – 3.5%
Chemicals – 1.9%
Agrium, Inc. (Toronto)	700	66,372
Clariant AG(g)	3,100	51,169
Dow Chemical Co. (The)	38,575	1,433,447
Huabao International Holdings Ltd.	45,000	56,799
Israel Chemicals Ltd.	33,000	549,531
K&S AG	7,680	593,688
Koninklijke DSM NV	2,273	133,524
LyondellBasell Industries NV(g)	5,400	205,632
Monsanto Co.	9,647	693,523
Potash Corp. of Saskatchewan, Inc.	8,175	503,580

		4,287,265

Construction Materials – 0.0%
CRH PLC (London)	3,930	90,511

Metals & Mining – 1.6%
Agnico-Eagle Mines Ltd.	2,420	170,247
Alcoa, Inc.	26,000	438,100
BHP Billiton Ltd.	2,100	99,234
Centamin Egypt Ltd.(g)	16,100	31,045
Cliffs Natural Resources, Inc.	3,000	291,210
Dowa Holdings Co., Ltd.	8,000	56,542
Hindalco Industries Ltd.	5,500	24,660
JFE Holdings, Inc.	5,100	161,514
Lundin Mining Corp.(g)	9,600	75,591
Newcrest Mining Ltd.	2,200	85,030
Reliance Steel & Aluminum Co.	2,300	127,259
Rio Tinto PLC	12,156	855,984
Steel Dynamics, Inc.	6,700	123,682
Tata Steel Ltd.	8,300	112,106
ThyssenKrupp AG	3,000	125,198
Vale SA (Sponsored ADR) (Local Preference Shares)	10,800	323,676
Vale SA (Sponsored ADR) – Class B	6,000	205,380
Xstrata PLC	15,500	354,502

		3,660,960

		8,038,736

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	55

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Consumer Staples – 3.0%
Beverages – 0.3%
Anheuser-Busch InBev NV	5,761	$321,739
Asahi Breweries Ltd.	3,600	69,591
Constellation Brands, Inc. – Class A(g)	16,500	335,280

		726,610

Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	2,965	221,752
Delhaize Group SA	2,200	169,937
Olam International Ltd.	95,000	208,397
Safeway, Inc.	2,200	48,004
Sugi Holdings Co., Ltd.	3,500	84,094
Tesco PLC	59,045	387,823

		1,120,007

Food Products – 0.8%
Archer-Daniels-Midland Co.	6,300	234,234
Bunge Ltd.	7,400	534,058
China Green Holdings Ltd.	69,000	54,247
ConAgra Foods, Inc.	6,800	157,488
Premier Foods PLC(g)	82,400	36,478
Sara Lee Corp.	22,400	383,488
Smithfield Foods, Inc.(g)	8,700	201,405
Tyson Foods, Inc. – Class A	15,000	279,450

		1,880,848

Household Products – 0.6%
Kimberly-Clark Corp.	4,000	263,600
Procter & Gamble Co. (The)	11,200	706,160
Reckitt Benckiser Group PLC	4,615	237,930

		1,207,690

Tobacco – 0.8%
Altria Group, Inc.	10,600	268,922
British American Tobacco PLC	8,889	356,129
Imperial Tobacco Group PLC	20,350	653,037
Japan Tobacco, Inc.	147	608,080

		1,886,168

		6,821,323

Telecommunication Services – 1.4%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	29,300	831,534
CenturyLink, Inc.	7,300	300,614
France Telecom SA	7,600	168,179
Nippon Telegraph & Telephone Corp.	4,500	220,130
Telecom Italia SpA (ordinary shares)	146,500	228,719
Telecom Italia SpA (savings shares)	100,500	133,017

56	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

	Shares	U.S. $ Value

Telenor ASA	6,500	$107,839
Verizon Communications, Inc.	10,100	372,892

		2,362,924

Wireless Telecommunication Services – 0.4%
Vodafone Group PLC	135,587	384,944
Vodafone Group PLC (Sponsored ADR)	15,600	446,472

		831,416

		3,194,340

Utilities – 0.9%
Electric Utilities – 0.4%
E.ON AG	10,500	344,870
Edison International	7,100	263,552
EDP – Energias de Portugal SA	31,500	119,501
Pepco Holdings, Inc.	7,300	136,729
Tokyo Electric Power Co., Inc. (The)	7,600	196,725

		1,061,377

Gas Utilities – 0.1%
UGI Corp.	7,600	242,364

Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc.	4,000	124,280

Multi-Utilities – 0.3%
CMS Energy Corp.	12,400	238,824
NiSource, Inc.	21,800	417,688

		656,512

		2,084,533

Total Common Stocks (cost $83,312,436)		108,109,049

Total Investments – 100.9% (cost $204,807,330)		230,707,116
Other assets less liabilities – (0.9)%		(2,102,214)

Net Assets – 100.0%		$228,604,902

FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	3	March 2011	$122,715	$124,733	$2,018

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	57

Tax-Managed Balanced Wealth—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 5/16/11	238	$238,821	$240,069	$1,248
Deutsche Bank AG London:
Euro settling 5/16/11	1,131	1,544,839	1,559,233	14,394
UBS AG:
Euro settling 5/16/11	1,042	1,415,432	1,436,534	21,102
HSBC BankUSA:
Great British Pound settling 5/16/11	514	814,911	834,952	20,041
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	58,207	709,972	711,916	1,944
State Street Bank and Trust Co.:
Japanese Yen settling 5/16/11	15,176	180,977	185,614	4,637
Deutsche Bank AG London:
Norwegian Krone settling 5/16/11	5,090	862,981	905,250	42,269
State Street Bank and Trust Co.:
Norwegian Krone settling 5/16/11	543	92,963	96,572	3,609
Royal Bank of Canada:
Norwegian Krone settling 5/16/11	1,801	309,227	320,306	11,079
Citibank NA:
Swedish Krona settling 5/16/11	3,362	500,859	528,817	27,958
Deutsche Bank AG London:
Swedish Krona settling 5/16/11	2,263	336,431	355,953	19,522
State Street Bank and Trust Co.:
Swedish Krona settling 5/16/11	1,285	197,165	202,121	4,956
Bank of America NA:
Swedish Krona settling 5/16/11	3,567	553,753	561,062	7,309
State Street Bank and Trust Co.:
Swedish Krona settling 5/16/11	570	87,765	89,656	1,891
Deutsche Bank AG London:
Swiss Franc settling 5/16/11	638	662,417	687,147	24,730
Swiss Franc settling 5/16/11	658	687,565	708,687	21,122
State Street Bank and Trust Co.:
Swiss Franc settling 5/16/11	84	88,004	90,471	2,467

Sale Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 5/16/11	44	43,436	44,383	(947)
Australian Dollar settling 5/16/11	238	236,836	240,068	(3,232)
Australian Dollar settling 5/16/11	134	133,345	135,165	(1,820)
BNP Paribas SA:
Canadian Dollar settling 5/16/11	597	602,197	613,443	(11,246)
Canadian Dollar settling 5/16/11	355	358,090	364,777	(6,687)
State Street Bank and Trust Co.:
Canadian Dollar settling 5/16/11	171	172,886	175,710	(2,824)
Deutsche Bank AG London:
Euro settling 5/16/11	1,769	2,360,235	2,438,799	(78,564)
State Street Bank and Trust Co.:
Euro settling 5/16/11	175	238,527	241,261	(2,734)
Euro settling 5/16/11	45	60,777	62,038	(1,261)
Great British Pound settling 5/16/11	27	41,819	43,859	(2,040)

58	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Credit Suisse London Branch (GFX):
Great British Pound settling 5/16/11	1,810	$2,905,502	$2,940,202	$(34,700)
State Street Bank and Trust Co.:
Great British Pound settling 5/16/11	247	398,497	401,232	(2,735)
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	70,047	854,388	856,728	(2,340)
State Street Bank and Trust Co.:
Norwegian Krone settling 5/16/11	353	61,226	62,780	(1,554)
UBS AG:
Swiss Franc settling 5/16/11	643	676,643	692,532	(15,889)
State Street Bank and Trust Co.:
Swiss Franc settling 5/16/11	139	143,779	149,707	(5,928)
Swiss Franc settling 5/16/11	84	86,888	90,471	(3,583)

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$30,920

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(b)	Illiquid security.

(c)	Security is in default and is non-income producing.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	When-Issued or delayed delivery security.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Non-income producing security.

As of February 28, 2011, the Strategy held 53.1% of its total investments in municipal bonds. Of the total investments in municipal bonds, 41.2% is insured (18.2% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	59

Tax-Managed Balanced Wealth—Portfolio of Investments

Glossary:

ADR	– American Depositary Receipt
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDD	– Community Development District
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDA	– Industrial Development Authority/Agency
LID	– Local Improvement District
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	– Pollution Control Revenue Bond
PFA	– Public Finance Authority
SD	– School District
SID	– Special Improvement District
SSA	– Special Services Area

See notes to financial statements.

60	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

TAX-MANAGED CONSERVATIVE WEALTH

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 68.0%
Long-Term Municipal Bonds – 68.0%
Alabama – 4.4%
Alabama Pub Sch & Clg Auth Series 2009 A 5.00%, 5/01/12	$1,065	$1,112,393
NPFGC-RE 5.00%, 12/01/21	400	419,720
Jefferson Cnty AL Swr FGIC 5.00%, 2/01/38 (Pre-refunded/ETM)	1,000	1,060,850
5.25%, 2/01/24 (Pre-refunded/ETM)	1,000	1,064,360
FGIC Series 02 5.00%, 2/01/41 (Pre-refunded/ETM)	1,000	1,057,940

		4,715,263

Alaska – 0.9%
Alaska Ind Dev & Export Auth Series 2010 A 5.00%, 4/01/11	1,000	1,003,460

Arizona – 1.8%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital) 1.26%, 2/01/42(a)	235	205,646
Arizona Trans Brd Fed Hwy GAN (Arizona Trans Brd Fed Hwy Grant) AMBAC Series 2004B 5.00%, 7/01/15	565	617,003
Salt River Proj Agric Impt & Pwr Dist AZ Series 2002C 5.00%, 1/01/12	1,000	1,036,270

		1,858,919

California – 2.6%
California Dept Wtr Res Pwr Series 2010 5.00%, 5/01/13	1,020	1,104,476
California Statewide CDA (California General Fund Obl) Series 2009 5.00%, 6/15/13	735	778,196
San Diego CA Pub Fac Fin Auth (San Diego CA Swr) Series 2009B 4.00%, 5/15/11	350	352,401
San Diego Cnty CA Wtr Auth NPFGC Series 1991B 6.30%, 4/21/11(a)	550	553,872

		2,788,945

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	61

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Colorado – 1.0%
Adonea Met Dist #2 Co. 4.375%, 12/01/15	$515	$492,582
Regional Trnsp Dist Co. COP 5.00%, 12/01/12	555	586,335

		1,078,917

Delaware – 1.4%
Delaware Trnsp Auth NPFGC Series 2003 5.00%, 7/01/12	1,380	1,459,598

District of Columbia – 0.9%
District of Columbia GO NPFGC Series 2003A 5.50%, 6/01/13 (Pre-refunded/ETM)	600	662,454
Metro Washington Arpt Auth VA Series 2010B 5.00%, 10/01/16	275	302,308

		964,762

Florida – 5.6%
Citizens Ppty Ins Corp. FL NPFGC Series 2007A 5.00%, 3/01/11	535	535,000
Dade Cnty FL SD GO NPFGC Series 94 5.00%, 8/01/12	1,000	1,049,540
Florida Brd of Ed GO (Florida GO) NPFGC-RE Series 2005A 5.00%, 6/01/15	560	630,207
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) Series 2008B 5.25%, 7/01/16-7/01/17	910	1,020,003
Florida Hurricane Catastr Fd Fin Corp. Series 2008A 5.00%, 7/01/14	455	486,277
Series 2010A 5.00%, 7/01/16	365	389,736
NPFGC 5.00%, 7/01/11	535	542,565
Jacksonville FL Spl Rev Appropriation 5.00%, 10/01/19	1,140	1,292,840

		5,946,168

62	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Georgia – 4.7%
Atlanta GA GO AGC Series 2009A 4.00%, 7/01/11	$1,415	$1,427,381
Fulton & De Kalb Cnty GA Hosp AGM 5.00%, 1/01/13	1,500	1,605,825
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr) Series 2009 B 5.25%, 3/15/24	1,075	1,111,260
Georgia Mun Elec Auth Series 2008A 5.25%, 1/01/17	430	483,071
Main Street Nat Gas, Inc. (JP Morgan Chase) Series A 5.00%, 3/15/17	385	406,298

		5,033,835

Illinois – 0.6%
Illinois GO AMBAC Series B 5.00%, 3/01/14	600	628,506

Indiana – 0.2%
Indiana Bond Bank Gas (JP Morgan Chase) Series 2007A 5.25%, 10/15/20	150	153,633
Jasper Cnty IN PCR (No. Indiana Pub Serv Company) NPFGC 5.60%, 11/01/16	75	79,810

		233,443

Iowa – 0.4%
Tobacco Settlement Auth IA 5.60%, 6/01/35 (Pre-refunded/ETM)	375	383,580

Louisiana – 1.0%
Louisiana Offshore Term Auth (Loop, Inc.) 1.60%, 10/01/37	330	327,908
Morehouse Parish LA PCR (International Paper Company) Series A 5.25%, 11/15/13	265	283,759

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	63

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Orleans LA GO NPFGC 5.25%, 12/01/20	$450	$458,658

		1,070,325

Massachusetts – 0.5%
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) Series 2008 5.00%, 7/01/16	540	565,385

Michigan – 2.4%
Detroit MI Swr Disp AGM 0.803%, 7/01/32(a)	410	287,012
Michigan Mun Bond Auth (Michigan Mun Bond Loc Gov Prog) Series 2009 C 5.00%, 5/01/11	770	774,743
Michigan Trunk Line Spl Tax AGM Series 05B 5.00%, 9/01/11	1,440	1,470,802

		2,532,557

Minnesota – 0.5%
Minnesota GO Series 2010D 5.00%, 8/01/24	490	543,508

Mississippi – 0.2%
Mississippi Business Fin Corp. (Mississippi Power Co.) 2.25%, 12/01/40	245	244,686

Nevada – 1.4%
Clark Cnty NV SD GO AGM Series C 5.00%, 6/15/19	750	806,640
Nevada GO Series 2008C 5.00%, 6/01/15	565	625,851

		1,432,491

New Jersey – 1.9%
New Jersey EDA (New Jersey Trnst Pj Lease) Series 2008A 5.00%, 5/01/17	420	447,434
New Jersey EDA (New Jersey Cigarette Tax) FGIC Series 4 5.00%, 6/15/11	400	403,780

64	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) NPFGC Series A 5.25%, 12/15/12	$1,100	$1,172,292

		2,023,506

New Mexico – 0.5%
New Mexico Severance Tax Series 2010D 4.00%, 7/01/13	500	535,500

New York – 6.6%
Metropolitan Trnsp Auth NY (New York St Lease Mta Svc Cont) NPFGC-RE Series B 5.50%, 7/01/12	445	471,464
New York NY GO Series 04G 5.00%, 8/01/12	685	726,086
Series C 5.25%, 8/01/17	160	183,461
Series E 5.00%, 8/01/15	720	807,192
New York St Dormitory Auth (New York St Lease CUNY) Series 2008B 5.00%, 7/01/16	280	313,667
New York St Dormitory Auth (New York St Lease Svc Contract) Series 2009 A 5.00%, 7/01/18	1,000	1,120,870
New York St Dormitory Auth (New York St Pers Income Tax) Series 2009 D 5.00%, 6/15/12	1,365	1,442,013
New York St Thruway Auth (New York St Pers Income Tax) Series 2008A 5.00%, 3/15/18	540	619,445
New York St Thruway Auth (New York St Thruway Auth Ded Tax) Series 2008B 5.00%, 4/01/16	550	621,621
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) 5.25%, 6/01/13	235	235,820
Series 2008 5.00%, 6/01/11	490	495,464

		7,037,103

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	65

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 1.5%
North Carolina Eastern Mun Pwr Agy 5.375%, 1/01/17	$225	$235,861
Series C 5.30%, 1/01/15	800	839,456
North Carolina Mun Pwr Agy #1 5.50%, 1/01/13 (Pre-refunded/ETM)	140	152,020
Series A 5.50%, 1/01/13	295	314,641

		1,541,978

Ohio – 3.3%
Cleveland OH Arpt Sys Series 2009C 5.00%, 1/01/12	515	532,021
AMBAC Series 2006A 5.00%, 1/01/16	490	521,918
Cleveland OH Mun SD GO AGM 5.25%, 12/01/19	585	627,810
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease) Series 2010G 5.25%, 12/01/25	285	305,879
Ohio Turnpike Comm (Ohio Turnpike) AGM Series 2001B 5.50%, 2/15/12	1,355	1,418,062
Ohio Wtr Dev Auth (Cleveland Electric Illum) Series 2008C 7.25%, 11/01/32	140	149,281

		3,554,971

Oregon – 1.9%
Tri-County Met Trnsp Dist OR NPFGC 5.00%, 5/01/12	1,890	1,977,715

Pennsylvania – 3.5%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.) Series 2010A 3.00%, 11/01/41	245	247,374
Pennsylvania GO NPFGC 5.00%, 2/01/15	435	476,638

66	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Comm Series 2009 B 5.00%, 6/01/21	$715	$737,859
Philadelphia PA Parking Auth (Philadelphia Airport Parking) Series 2009 5.125%, 9/01/22	800	829,520
Philadelphia PA SD GO Series 2010 C 5.00%, 9/01/12	1,020	1,074,274
Pittsburgh PA GO 5.00%, 9/01/14	285	304,460

		3,670,125

Puerto Rico – 3.2%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/21	750	764,512
Puerto Rico GO 5.00%, 7/01/11	515	521,577
5.25%, 7/01/12	700	727,951
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax) AMBAC Series 2007N 3.141%, 7/01/28(b)	280	202,191
Puerto Rico Sales Tax Fin Corp. Series 2009A 5.00%, 8/01/39 (Pre-refunded/ETM)	550	560,566
5.50%, 8/01/23	605	633,568

		3,410,365

Rhode Island – 0.6%
Rhode Island EDC (Rhode Island Dept of Trnsp) AGC Series 2009A 5.25%, 6/15/18	600	682,662

Texas – 8.1%
Austin TX Utils Sys AGM 5.00%, 11/15/13	555	603,274
Dallas Fort Worth TX Intl Arpt Series 2009A 5.00%, 11/01/15	1,010	1,114,788
Garland TX ISD GO Series 2005 5.00%, 2/15/13	700	756,910
Lower Colorado River Auth TX 5.00%, 5/15/24	295	310,995

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	67

Tax-Managed Conservative Wealth—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mansfield TX ISD GO 5.00%, 2/15/25	$610	$660,270
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.) Series 2007 5.50%, 8/01/22	460	466,205
San Antonio TX Wtr NPFGC-RE 5.50%, 5/15/16	1,540	1,792,483
Texas A & M Univ Series 2009 D 5.00%, 5/15/12	1,400	1,474,228
Texas PFA (Texas Workforce Commission) Series 2010A 5.00%, 7/01/13	1,200	1,306,092
Texas Trnsp Comm (Central Texas Turnpike) Series 2009 2.75%, 8/15/42(b)	110	110,041

		8,595,286

Washington – 4.2%
Energy Northwest WA (Bonneville Power Admin) Series 2008D 5.00%, 7/01/11	1,000	1,015,280
NPFGC Series A 5.25%, 7/01/13	175	191,856
King Cnty WA Swr 5.00%, 1/01/29	625	650,487
Washington St GO 5.00%, 2/01/23-1/01/26	1,770	1,923,975
Series 2009A 5.00%, 7/01/15	570	645,856

		4,427,454

Wisconsin – 2.2%
Badger Tob Asset Sec Corp. WI 6.375%, 6/01/32 (Pre-refunded/ETM)	1,660	1,778,441
Wisconsin GO NPFGC Series A 5.00%, 5/01/13	535	580,149

		2,358,590

Total Municipal Obligations (cost $71,099,718)		72,299,603

68	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

COMMON STOCKS – 29.5%
Financials – 5.2%
Capital Markets – 1.1%
Blackstone Group LP	9,450	$168,210
Goldman Sachs Group, Inc. (The)	4,035	660,852
Man Group PLC	12,100	56,538
Morgan Stanley	5,600	166,208
UBS AG(c)	2,486	49,329

		1,101,137

Commercial Banks – 1.5%
Australia & New Zealand Banking Group Ltd.	1,500	37,073
Banco do Brasil SA	1,800	32,185
Bank of China Ltd.	60,500	31,924
Barclays PLC	10,700	55,529
BB&T Corp.	3,100	85,560
BNP Paribas	1,156	90,220
Comerica, Inc.	1,800	70,020
Danske Bank A/S(c)	1,100	25,785
DnB NOR ASA	1,200	18,573
Fifth Third Bancorp	7,000	102,200
Hana Financial Group, Inc.	800	32,047
HSBC Holdings PLC	6,200	68,282
Itau Unibanco Holding SA (ADR)	1,520	33,774
KB Financial Group, Inc.	639	31,312
KBC Groep NV(c)	1,100	46,002
Lloyds Banking Group PLC(c)	18,700	18,885
National Australia Bank Ltd.	3,400	89,892
National Bank of Canada	400	30,821
Societe Generale	1,150	80,863
Standard Chartered PLC	3,516	92,994
Sumitomo Mitsui Financial Group, Inc.	1,900	71,899
Turkiye Is Bankasi – Class C	3,900	12,155
Turkiye Vakiflar Bankasi Tao – Class D	12,600	30,507
UniCredit SpA	20,280	52,177
Wells Fargo & Co.	11,825	381,474

		1,622,153

Consumer Finance – 0.1%
Capital One Financial Corp.	2,400	119,448

Diversified Financial Services – 1.3%
Bank of America Corp.	4,000	57,160
BM&F Bovespa SA	3,100	21,073
Citigroup, Inc.(c)	13,000	60,840
CME Group, Inc. – Class A	325	101,166
IG Group Holdings PLC	5,708	41,580
ING Groep NV(c)	2,000	25,089
JPMorgan Chase & Co.	22,200	1,036,518

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	69

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

ORIX Corp.	340	$38,291

		1,381,717

Insurance – 0.8%
Admiral Group PLC	3,457	94,904
Aegon NV(c)	3,994	30,743
AIA Group Ltd.(c)	13,000	37,975
Allianz SE	700	101,087
AON Corp.	2,340	123,177
Aviva PLC	8,300	63,001
Berkshire Hathaway, Inc.(c)	950	82,916
Chubb Corp.	1,000	60,680
Muenchener Rueckversicherungs AG	275	45,979
Prudential PLC	5,050	58,417
Travelers Cos., Inc. (The)	2,800	167,804

		866,683

Real Estate Management & Development – 0.4%
CapitaLand Ltd.	25,000	64,344
CapitaMalls Asia Ltd.	32,000	43,461
China Overseas Land & Investment Ltd.	20,000	33,430
Evergrande Real Estate Group Ltd.	25,000	11,847
Hang Lung Group Ltd.	7,000	42,973
Hang Lung Properties Ltd.	29,000	124,238
Mitsubishi Estate Co., Ltd.	1,000	20,503
Mitsui Fudosan Co., Ltd.	1,000	21,371
New World Development Ltd.	14,187	25,780

		387,947

		5,479,085

Consumer Discretionary – 5.0%
Auto Components – 0.6%
BorgWarner, Inc.(c)	1,220	94,684
Bridgestone Corp.	700	14,394
Faurecia(c)	300	11,682
GKN PLC	13,000	44,344
Johnson Controls, Inc.	5,680	231,744
Lear Corp.(c)	900	95,220
Magna International, Inc. – Class A	600	29,551
NGK Spark Plug Co., Ltd.	1,000	14,982
Sumitomo Rubber Industries Ltd.	1,200	13,011
TRW Automotive Holdings Corp.(c)	2,100	119,280

		668,892

Automobiles – 0.4%
Ford Motor Co.(c)	9,400	141,470
General Motors Co.(c)	2,600	87,178
Nissan Motor Co., Ltd.	6,900	70,898
Renault SA(c)	1,100	67,455

70	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Toyota Motor Corp.	1,600	$74,764

		441,765

Distributors – 0.2%
Li & Fung Ltd.	28,000	170,357

Hotels, Restaurants & Leisure – 0.4%
Carnival Corp.	2,530	107,955
Royal Caribbean Cruises Ltd.(c)	1,200	52,548
Shangri-La Asia Ltd.	19,833	46,753
Starbucks Corp.	4,485	147,915
Thomas Cook Group PLC	6,300	19,374

		374,545

Household Durables – 0.3%
Garmin Ltd.	1,900	64,505
LG Electronics, Inc.	490	48,372
NVR, Inc.(c)	115	83,704
Sharp Corp.	4,000	43,578
Sony Corp.	1,100	40,500
Stanley Black & Decker, Inc.	1,025	77,726

		358,385

Internet & Catalog Retail – 0.2%
Amazon.com, Inc.(c)	865	149,896
NetFlix, Inc.(c)	45	9,300
Rakuten, Inc.	36	31,996

		191,192

Leisure Equipment & Products – 0.0%
Namco Bandai Holdings, Inc.	800	9,445

Media – 1.5%
Cablevision Systems Corp.	1,300	47,905
Comcast Corp. – Class A	12,275	316,204
DIRECTV(c)	2,600	119,522
Gannett Co., Inc.	2,700	44,577
Informa PLC	4,900	34,622
Lagardere SCA	700	31,507
News Corp. – Class A	17,600	305,712
Time Warner Cable, Inc. – Class A	2,400	173,232
Time Warner, Inc.	3,000	114,600
Viacom, Inc. – Class B	2,400	107,184
Vivendi SA	2,400	68,402
Walt Disney Co. (The)	4,425	193,550

		1,557,017

Multiline Retail – 0.3%
Don Quijote Co., Ltd.	700	24,475
Kohl’s Corp.(c)	4,015	216,368
Macy’s, Inc.	2,600	62,140
Marks & Spencer Group PLC	2,068	11,644

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	71

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

PPR	100	$15,172

		329,799

Specialty Retail – 1.1%
Esprit Holdings Ltd.	7,100	34,945
Fast Retailing Co., Ltd.	300	47,101
Foot Locker, Inc.	2,800	55,636
Gap, Inc. (The)	5,700	128,421
Hennes & Mauritz AB – Class B	3,940	128,737
Inditex SA	1,560	113,052
Limited Brands, Inc.	5,090	162,982
Lowe’s Cos., Inc.	8,900	232,913
Office Depot, Inc.(c)	12,000	63,720
Ross Stores, Inc.	900	64,836
TJX Cos., Inc.	1,400	69,818
Yamada Denki Co., Ltd.	630	48,125

		1,150,286

Textiles, Apparel & Luxury Goods – 0.0%
Cie Financiere Richemont SA	390	22,317

		5,274,000

Information Technology – 4.3%
Communications Equipment – 0.5%
Cisco Systems, Inc.(c)	4,400	81,664
HTC Corp.	1,000	36,121
Juniper Networks, Inc.(c)	2,650	116,600
Motorola Solutions, Inc.(c)	1,371	52,975
QUALCOMM, Inc.	2,475	147,460
Riverbed Technology, Inc.(c)	2,550	105,290

		540,110

Computers & Peripherals – 1.4%
Apple, Inc.(c)	2,210	780,594
Dell, Inc.(c)	12,000	189,960
EMC Corp.(c)	10,958	298,167
Fujitsu Ltd.	6,000	40,687
Hewlett-Packard Co.	2,400	104,712
Logitech International SA(c)	3,880	73,747

		1,487,867

Electronic Equipment, Instruments & Components – 0.1%
AU Optronics Corp.(c)	48,710	44,036
Tyco Electronics Ltd.	1,500	54,060

		98,096

Internet Software & Services – 0.5%
Google, Inc. – Class A(c)	840	515,256
Yahoo! Japan Corp.	129	48,634

		563,890

72	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

IT Services – 0.3%
Accenture PLC	3,348	$172,355
Amadeus IT Holding SA(c)	1,220	23,777
Cap Gemini SA	1,100	64,312

		260,444

Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	3,000	27,794

Semiconductors & Semiconductor Equipment – 0.5%
Broadcom Corp. – Class A	4,625	190,642
Intel Corp.	3,723	79,933
Marvell Technology Group Ltd.(c)	5,750	105,110
Samsung Electronics Co., Ltd.	80	65,612
Trina Solar Ltd. (Sponsored ADR)(c)	800	22,080

		463,377

Software – 1.0%
Aveva Group PLC	1,010	26,187
Citrix Systems, Inc.(c)	2,790	195,746
Intuit, Inc.(c)	2,725	143,281
Konami Corp.	700	14,798
Microsoft Corp.	4,800	127,584
Oracle Corp.	9,855	324,229
Rovi Corp.(c)	2,200	121,924
SAP AG	1,400	84,600
Temenos Group AG(c)	1,290	48,922

		1,087,271

		4,528,849

Energy – 3.7%
Energy Equipment & Services – 1.1%
AMEC PLC	6,220	117,711
Cameron International Corp.(c)	2,425	143,390
Cie Generale de Geophysique-Veritas(c)	900	33,342
Ensco PLC (Sponsored ADR)	2,250	126,225
Petrofac Ltd.	5,380	121,815
Saipem SpA	1,362	68,806
Schlumberger Ltd.	5,635	526,422
Technip SA	715	70,663

		1,208,374

Oil, Gas & Consumable Fuels – 2.6%
Afren PLC(c)	18,800	48,948
BP PLC	13,100	105,608
Chevron Corp.	1,600	166,000
China Petroleum & Chemical Corp. – Class H	36,000	36,537
ConocoPhillips	2,500	194,675
Devon Energy Corp.	2,800	256,032

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	73

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

ENI SpA	1,900	$46,327
EOG Resources, Inc.	1,750	196,542
Forest Oil Corp.(c)	2,100	74,529
Gazprom OAO (Sponsored ADR)	1,800	52,776
Hess Corp.	1,650	143,600
JX Holdings, Inc.	4,500	31,700
LUKOIL OAO (London) (Sponsored ADR)	250	17,798
Marathon Oil Corp.	3,600	178,560
Newfield Exploration Co.(c)	1,900	138,301
Nexen, Inc. (New York)	4,300	117,433
Nexen, Inc. (Toronto)	2,533	69,116
Noble Energy, Inc.	2,975	275,663
Occidental Petroleum Corp.	1,210	123,384
OMV AG	600	25,497
Penn West Petroleum Ltd.	1,220	35,273
Petroleo Brasileiro SA (Sponsored ADR)	2,230	78,429
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	3,428	123,407
Southwestern Energy Co.(c)	1,840	72,643
Suncor Energy, Inc. (New York)	1,250	58,775
Suncor Energy, Inc. (Toronto)	1,522	71,530

		2,739,083

		3,947,457

Industrials – 3.3%
Aerospace & Defense – 0.5%
BAE Systems PLC	10,100	54,012
Goodrich Corp.	1,640	141,417
Honeywell International, Inc.	2,075	120,163
Northrop Grumman Corp.	2,900	193,372
Raytheon Co.	900	46,089

		555,053

Air Freight & Logistics – 0.3%
Kuehne & Nagel International AG	180	24,211
United Parcel Service, Inc. – Class B	4,130	304,794

		329,005

Airlines – 0.1%
Delta Air Lines, Inc.(c)	9,500	106,780

Building Products – 0.1%
Asahi Glass Co., Ltd.	5,000	69,911

Commercial Services & Supplies – 0.1%
Aggreko PLC	1,760	41,415
G4S PLC	2,879	12,356
Serco Group PLC	12,970	114,840

		168,611

74	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Construction & Engineering – 0.1%
Bouygues SA	2,000	$92,383

Electrical Equipment – 0.6%
Cooper Industries PLC	3,120	200,772
Emerson Electric Co.	2,726	162,633
Furukawa Electric Co., Ltd.	5,000	21,353
Mitsubishi Electric Corp.	2,000	23,765
Rockwell Automation, Inc.	1,150	100,890
Sumitomo Electric Industries Ltd.	3,500	51,361
Vestas Wind Systems A/S(c)	1,073	36,853

		597,627

Industrial Conglomerates – 0.2%
General Electric Co.	12,800	267,776

Machinery – 0.9%
Danaher Corp.	5,305	268,433
Deere & Co.	175	15,776
Eaton Corp.	1,100	121,858
Fanuc Corp.	600	93,725
Flowserve Corp.	840	104,975
Ingersoll-Rand PLC	3,000	135,900
Komatsu Ltd.	1,600	49,086
Parker Hannifin Corp.	1,600	142,688

		932,441

Professional Services – 0.2%
Capita Group PLC (The)	11,900	140,347
Experian PLC	2,800	35,509
Intertek Group PLC	670	19,643
Nielsen Holdings NV(c)	834	22,176

		217,675

Road & Rail – 0.1%
DSV A/S	1,055	24,369
East Japan Railway Co.	400	27,892
Firstgroup PLC	3,400	20,176

		72,437

Trading Companies & Distributors – 0.1%
ITOCHU Corp.	2,000	20,798
Mitsubishi Corp.	2,000	55,644
Mitsui & Co., Ltd.	1,900	34,732

		111,174

Transportation Infrastructure – 0.0%
China Merchants Holdings International Co., Ltd.	10,000	42,437

		3,563,310

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	75

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 2.4%
Biotechnology – 0.4%
Amgen, Inc.(c)	2,000	$102,660
Celgene Corp.(c)	2,699	143,317
Gilead Sciences, Inc.(c)	5,640	219,847

		465,824

Health Care Equipment & Supplies – 0.1%
Alcon, Inc.	660	109,184
Boston Scientific Corp.(c)	3,900	27,924

		137,108

Health Care Providers & Services – 0.3%
Express Scripts, Inc. – Class A(c)	2,985	167,817
Health Net, Inc.(c)	1,600	47,072
McKesson Corp.	825	65,406

		280,295

Pharmaceuticals – 1.6%
Allergan, Inc.	2,420	179,491
Aspen Pharmacare Holdings Ltd.(c)	1,430	16,741
AstraZeneca PLC	2,700	132,117
AstraZeneca PLC (Sponsored ADR)	3,200	157,344
Johnson & Johnson	6,500	399,360
Merck & Co., Inc.	350	11,399
Novartis AG	1,620	91,039
Pfizer, Inc.	21,000	404,040
Roche Holding AG	400	60,337
Sanofi-Aventis SA	674	46,606
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	3,666	183,666

		1,682,140

		2,565,367

Materials – 2.2%
Chemicals – 1.2%
Agrium, Inc. (Toronto)	400	37,927
DIC Corp.	7,000	18,669
Dow Chemical Co. (The)	11,225	417,121
Huabao International Holdings Ltd.	12,000	15,146
Incitec Pivot Ltd.	100	451
Israel Chemicals Ltd.	9,300	154,868
K&S AG	2,190	169,294
Koninklijke DSM NV	593	34,835
Monsanto Co.	2,829	203,377
Potash Corp. of Saskatchewan, Inc.	2,391	147,285

		1,198,973

Construction Materials – 0.0%
CRH PLC (London)	1,130	26,025

76	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Containers & Packaging – 0.0%
Smurfit Kappa Group PLC(c)	1,500	$18,350

Metals & Mining – 1.0%
Agnico-Eagle Mines Ltd.	720	50,652
Alcoa, Inc.	6,100	102,785
Centamin Egypt Ltd.(c)	4,700	9,063
Cliffs Natural Resources, Inc.	1,200	116,484
Dowa Holdings Co., Ltd.	2,000	14,136
Freeport-McMoRan Copper & Gold, Inc.	1,200	63,540
JFE Holdings, Inc.	1,000	31,669
Lundin Mining Corp.(c)	3,100	24,409
Newcrest Mining Ltd.	600	23,190
Reliance Steel & Aluminum Co.	650	35,965
Rio Tinto PLC	3,390	238,712
Steel Dynamics, Inc.	1,900	35,074
Tata Steel Ltd.	2,300	31,065
ThyssenKrupp AG	900	37,560
Vale SA (Sponsored ADR) (Local Preference Shares)	3,200	95,904
Vale SA (Sponsored ADR) – Class B	1,710	58,533
Xstrata PLC	4,470	102,234

		1,070,975

		2,314,323

Consumer Staples – 2.0%
Beverages – 0.2%
Anheuser-Busch InBev NV	1,635	91,311
Asahi Breweries Ltd.	1,000	19,331
Constellation Brands, Inc. – Class A(c)	4,100	83,312

		193,954

Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	765	57,214
Delhaize Group SA	600	46,347
Koninklijke Ahold NV	2,800	37,609
Kroger Co. (The)	6,000	137,400
Olam International Ltd.	40,000	87,746
Safeway, Inc.	600	13,092
Sugi Holdings Co., Ltd.	1,000	24,027
Tesco PLC	16,736	109,926

		513,361

Food Products – 0.4%
Archer-Daniels-Midland Co.	1,900	70,642
Bunge Ltd.	2,200	158,774
China Green Holdings Ltd.	15,000	11,793
ConAgra Foods, Inc.	800	18,528
Sara Lee Corp.	6,700	114,704
Smithfield Foods, Inc.(c)	2,500	57,875

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	77

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Tyson Foods, Inc. – Class A	2,500	$46,575

		478,891

Household Products – 0.4%
Kimberly-Clark Corp.	1,600	105,440
Procter & Gamble Co. (The)	3,250	204,912
Reckitt Benckiser Group PLC	1,281	66,043

		376,395

Tobacco – 0.5%
Altria Group, Inc.	3,000	76,110
British American Tobacco PLC	2,559	102,524
Imperial Tobacco Group PLC	5,800	186,123
Japan Tobacco, Inc.	43	177,874

		542,631

		2,105,232

Telecommunication Services – 0.8%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	8,400	238,392
CenturyLink, Inc.	2,100	86,478
France Telecom SA	2,400	53,109
Nippon Telegraph & Telephone Corp.	1,600	78,269
Telecom Italia SpA (ordinary shares)	41,500	64,791
Telecom Italia SpA (savings shares)	28,200	37,324
Telenor ASA	800	13,272
Verizon Communications, Inc.	2,700	99,684

		671,319

Wireless Telecommunication Services – 0.2%
Vodafone Group PLC	37,925	107,673
Vodafone Group PLC (Sponsored ADR)	4,200	120,204

		227,877

		899,196

Utilities – 0.6%
Electric Utilities – 0.4%
E.ON AG	2,700	88,681
Edison International	2,000	74,240
EDP – Energias de Portugal SA	9,000	34,143
NV Energy, Inc.	5,000	73,450
Pepco Holdings, Inc.	2,200	41,206
Tokyo Electric Power Co., Inc. (The)	2,400	62,124

		373,844

Gas Utilities – 0.1%
UGI Corp.	2,300	73,347

78	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Independent Power Producers & Energy Traders – 0.0%
Constellation Energy Group, Inc.	1,100	$34,177

Multi-Utilities – 0.1%
CMS Energy Corp.	1,700	32,742
NiSource, Inc.	6,300	120,708

		153,450

		634,818

Total Common Stocks (cost $24,087,700)		31,311,637

WARRANTS – 0.1%
Industrials – 0.1%
Construction & Engineering – 0.0%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17(c)(d)	500	16,876

Electrical Equipment – 0.1%
Bharat Heavy Electricals Ltd., JPMorgan Chase Bank NA, expiring 9/29/14(c)(d)	500	21,986

Machinery – 0.0%
Jain Irrigation Systems Ltd., Deutsche Bank AG London, expiring 5/7/18(c)(d)
	4,100	16,569

		55,431

Financials – 0.0%
Thrifts & Mortgage Finance – 0.0%
Housing Development Finance Corp., Merrill Lynch Int’l, expiring 8/19/15(c)	3,000	41,701

Total Warrants (cost $103,749)		97,132

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(e) (cost $2,121,658)	2,121,658	2,121,658

Total Investments – 99.6% (cost $97,412,825)		105,830,030
Other assets less liabilities – 0.4%		393,057

Net Assets – 100.0%		$106,223,087

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	79

Tax-Managed Conservative Wealth—Portfolio of Investments

FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1	March 2011	$39,313	$41,578	$2,265

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Deutsche Bank AG London:
Euro settling 5/16/11	330	$450,749	$454,949	$4,200
State Street Bank and Trust Co.:
Australian Dollar settling 5/16/11	105	105,362	105,912	550
Euro settling 5/16/11	13	17,760	17,922	162
Great British Pound settling 5/16/11	125	198,057	203,053	4,996
Japanese Yen settling 5/16/11	18,741	228,413	229,217	804
Japanese Yen settling 5/16/11	3,613	43,086	44,190	1,104
Norwegian Krone settling 5/16/11	301	50,962	53,532	2,570
Norwegian Krone settling 5/16/11	1,427	241,604	253,790	12,186
Norwegian Krone settling 5/16/11	446	76,582	79,320	2,738
Swedish Krona settling 5/16/11	633	93,967	99,566	5,599
Swedish Krona settling 5/16/11	1,104	163,887	173,651	9,764
Swedish Krona settling 5/16/11	346	53,088	54,423	1,335
Swedish Krona settling 5/16/11	1,002	155,238	157,607	2,369
Swedish Krona settling 5/16/11	93	14,319	14,628	309
Swiss Franc settling 5/16/11	204	212,244	219,715	7,471
Swiss Franc settling 5/16/11	204	213,201	219,176	5,975
UBS AG:
Euro settling 5/16/11	302	410,231	416,347	6,116

Sale Contracts:
Credit Suisse London Branch (GFX):
Great British Pound settling 5/16/11	548	879,677	890,183	(10,506)
Deutsche Bank AG London:
Euro settling 5/16/11	498	664,442	686,559	(22,117)
State Street Bank and Trust Co.:
Australian Dollar settling 5/16/11	14	13,821	14,122	(301)
Australian Dollar settling 5/16/11	100	99,511	100,869	(1,358)
Canadian Dollar settling 5/16/11	205	206,724	210,646	(3,922)
Canadian Dollar settling 5/16/11	106	106,891	108,919	(2,028)
Canadian Dollar settling 5/16/11	48	48,529	49,322	(793)
Euro settling 5/16/11	112	153,066	154,820	(1,754)
Euro settling 5/16/11	45	60,777	62,038	(1,261)
Great British Pound settling 5/16/11	58	93,575	94,217	(642)
Japanese Yen settling 5/16/11	15,760	192,081	192,757	(676)
Swiss Franc settling 5/16/11	209	219,953	225,100	(5,147)

80	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Conservative Wealth—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI	#	$(160,858)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(90,186)
Barclays Bank	500	7/19/17	2.038%	CPI	#	14,162
Morgan Stanley	1,000	12/14/14	2.100%	CPI	#	2,938
Morgan Stanley	1,500	10/31/18	1.960%	CPI	#	11,179

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(b)	Variable rate coupon, rate shows as of February 28, 2011.

(c)	Non-income producing security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $55,431 or 0.1% of net assets.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

As of February 28, 2011, the Strategy held 68.3% of its total investments in municipal bonds. Of the total investmetns in municipal bonds, 38.1% is insured (14.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ADR	– American Depositary Receipt
AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
COP	– Certificate of Participation
EDA	– Economic Development Agency
EDC	– Economic Development Corporation
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Company
GAN	– Grant Anticipation Note
GO	– General Obligation
ISD	– Independent School District
NPFGC	– National Public Finance Guarantee Corporation
NPFGC-RE	– National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	– Pollution Control Revenue Bond
PFA	– Public Finance Authority
SD	– School District

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	81

Tax-Managed Conservative Wealth—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2011 (unaudited)

	Wealth Appreciation Strategy		Balanced Wealth Strategy		Conservative Wealth Strategy
Assets
Investments in securities, at value
Unaffiliated issuers (cost $528,641,140, $204,807,330 and $95,291,167, respectively)	$662,567,665		$230,707,116		$103,708,372
Affiliated issuers (cost $6,898,050, $0 and $2,121,658, respectively)	6,898,050		– 0	–	2,121,658
Cash(a)	70,336		9,266		3,089
Foreign currencies, at value (cost $1,692,524, $182,494 and $60,018, respectively)	1,698,997		184,156		60,285
Receivable for investment securities sold and foreign currency transactions	5,811,629		1,312,086		260,684
Receivable for shares of beneficial interest sold	1,670,629		130,103		164,004
Dividends and interest receivable	1,373,023		1,496,220		863,544
Unrealized appreciation of forward currency exchange contracts	1,322,231		230,278		68,248
Unrealized appreciation on interest rate swap contracts	– 0	–	30,920		28,279
Receivable for variation margin on futures contracts	11,876		1,245		420

Total assets	681,424,436		234,101,390		107,278,583

Liabilities
Due to custodian	– 0	–	227,611		– 0	–
Payable for investment securities purchased and foreign currency transactions	5,243,106		4,113,295		208,013
Payable for shares of beneficial interest redeemed	1,745,300		636,222		361,845
Unrealized depreciation of forward currency exchange contracts	1,001,070		178,084		50,505
Advisory fee payable	333,176		96,750		36,069
Distribution fee payable	41,735		89,919		43,287
Transfer Agent fee payable	12,579		20,962		7,929
Unrealized depreciation on interest rate swap contracts	– 0	–	– 0	–	251,044
Accrued expenses	114,185		133,645		96,804

Total liabilities	8,491,151		5,496,488		1,055,496

Net Assets	$672,933,285		$228,604,902		$106,223,087

Composition of Net Assets
Shares of beneficial interest, at par	$522		$183		$93
Additional paid-in capital	700,449,175		224,143,918		102,539,721
Undistributed net investment income	387,659		1,426,942		521,873
Accumulated net realized loss on investment and foreign currency transactions	(162,196,876)		(22,958,485)		(5,055,154)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	134,292,805		25,992,344		8,216,554

Net Assets	$672,933,285		$228,604,902		$106,223,087

See notes to financial statements.

82	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Wealth Appreciation Strategy	Net Assets	Shares Outstanding	Net Asset Value
Class A	$52,320,239	4,067,882	$12.86	*

Class B	$9,665,429	763,246	$12.66

Class C	$30,263,173	2,386,375	$12.68

Advisor Class	$580,684,444	44,991,909	$12.91

Balanced Wealth Strategy
Class A	$137,953,394	11,064,388	$12.47	*

Class B	$23,536,969	1,886,508	$12.48

Class C	$51,844,231	4,143,025	$12.51

Advisor Class	$15,270,308	1,223,212	$12.48

Conservative Wealth Strategy
Class A	$64,704,700	5,746,306	$11.26	*

Class B	$10,081,598	872,694	$11.55

Class C	$26,370,571	2,279,596	$11.57

Advisor Class	$5,066,218	448,930	$11.29

*	The maximum offering price per share for Class A shares of Wealth Appreciation Strategy, Balanced Wealth Strategy and Conservative Wealth Strategy were $13.43, $13.02 and $11.76, respectively, which reflects a sales charge of 4.25%.

(a)	Amounts of $70,336, $9,266 and $3,089, respectively, have been segregated to collateralize margin requirements for the open futures contracts outstanding at February 28, 2011.

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	83

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (unaudited)

	Wealth Appreciation Strategy		Balanced Wealth Strategy		Conservative Wealth Strategy
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $82,558, $14,674 and $4,385, respectively)	$4,929,623		$909,253		$262,807
Affiliated issuers	4,915		2,115		1,291
Interest	127		2,240,597		1,179,018

Total income	4,934,665		3,151,965		1,443,116

Expenses
Advisory fee (see Note B)	1,997,027		633,326		297,364
Distribution fee—Class A	72,585		209,474		97,741
Distribution fee—Class B	48,647		121,522		55,871
Distribution fee—Class C	150,027		260,640		134,162
Transfer agency—Class A	8,651		63,132		26,467
Transfer agency—Class B	3,194		13,921		6,022
Transfer agency—Class C	6,092		25,347		11,805
Transfer agency—Advisor Class	83,671		6,439		2,018
Custodian	104,899		87,222		76,665
Registration fees	33,177		34,930		27,448
Printing	29,932		20,870		9,877
Trustees’ fees	25,509		24,957		25,857
Audit	21,938		28,236		26,524
Legal	21,561		21,097		22,458
Miscellaneous	18,115		11,342		12,458

Total expenses	2,625,025		1,562,455		832,737
Less: expenses waived and reimbursed by the Adviser (see Note B)	– 0	–	– 0	–	(58,367)

Net expenses	2,625,025		1,562,455		774,370

Net investment income	2,309,640		1,589,510		668,746

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	33,451,174		11,359,495		3,467,351
Futures contracts	57,626		319		4,577
Swap contracts	– 0	–	15,842		– 0	–
Foreign currency transactions	42,690		1,314		(12,410)
Net change in unrealized appreciation/depreciation of:
Investments	111,025,462		11,466,619		2,759,940
Futures contracts	21,891		8,216		936
Swap contracts	– 0	–	(13,668)		455,376
Foreign currency denominated assets and liabilities	344,401		61,216		21,124

Net gain on investment and foreign currency transactions	144,943,244		22,899,353		6,696,894

Net Increase in Net Assets from Operations	$147,252,884		$24,488,863		$7,365,640

See notes to financial statements.

84	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Wealth Appreciation Strategy
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,309,640	$5,617,959
Net realized gain on investment and foreign currency transactions	33,551,490	38,277,618
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	111,391,754	(45,983,584)

Net increase (decrease) in net assets from operations	147,252,884	(2,088,007)
Dividends to Shareholders from
Net investment income
Class A	(553,402)	(918,273)
Class B	(27,998)	(79,167)
Class C	(86,949)	(219,703)
Advisor Class	(7,036,486)	(6,690,730)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(4,079,917)	17,985,426

Total increase	135,468,132	7,989,546
Net Assets
Beginning of period	537,465,153	529,475,607

End of period (including undistributed net investment income of $387,659 and $5,782,854, respectively)	$672,933,285	$537,465,153

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	85

Statement of Changes in Net Assets

	Balanced Wealth Strategy
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,589,510	$3,961,686
Net realized gain on investment and foreign currency transactions	11,376,970	12,792,525
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	11,522,383	(6,139,835)

Net increase in net assets from operations	24,488,863	10,614,376
Dividends to Shareholders from
Net investment income
Class A	(1,012,395)	(2,868,717)
Class B	(88,918)	(301,752)
Class C	(189,011)	(599,680)
Advisor Class	(119,924)	(212,144)
Transactions in Shares of Beneficial Interest
Net decrease	(24,752,855)	(53,479,015)

Total decrease	(1,674,240)	(46,846,932)
Net Assets
Beginning of period	230,279,142	277,126,074

End of period (including undistributed net investment income of $1,426,942 and $1,247,680, respectively)	$228,604,902	$230,279,142

See notes to financial statements.

86	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Changes in Net Assets

	Conservative Wealth Strategy
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$668,746	$1,684,052
Net realized gain on investment and foreign currency transactions	3,459,518	3,703,308
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	3,237,376	(1,638,091)

Net increase in net assets from operations	7,365,640	3,749,269
Dividends to Shareholders from
Net investment income
Class A	(466,182)	(1,166,604)
Class B	(37,855)	(123,360)
Class C	(89,146)	(249,148)
Advisor Class	(42,124)	(104,220)
Transactions in Shares of Beneficial Interest
Net decrease	(9,999,640)	(18,134,398)

Total decrease	(3,269,307)	(16,028,461)
Net Assets
Beginning of period	109,492,394	125,520,855

End of period (including undistributed net investment income of $521,873 and $488,434, respectively)	$106,223,087	$109,492,394

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	87

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2011 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Portfolios (the “Trust”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Conservative Wealth Strategy (until December 31, 2009, known as Wealth Preservation Strategy), the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Conservative Wealth Strategy (until December 31, 2009, known as Tax-Managed Wealth Preservation Strategy). Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Conservative Wealth Strategy (the “Strategies”). The Strategies offer Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

88	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Strategies’ Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategies may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategies value their securities at 4:00 p.m., Eastern Time (see Note A.2).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	89

Notes to Financial Statements

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

90	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

The following tables summarize the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2011:

Wealth Appreciation Strategy
Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$74,378,368	$41,605,636		$—	$115,984,004
Consumer Discretionary	83,795,170	27,311,512		—	111,106,682
Information Technology	85,486,002	13,794,574		—	99,280,576
Energy	67,502,464	18,482,471		—	85,984,935
Industrials	49,873,675	23,761,088		—	73,634,763
Health Care	46,058,717	7,101,783		—	53,160,500
Materials	30,426,651	19,638,388		—	50,065,039
Consumer Staples	20,967,178	19,961,955		—	40,929,133
Telecommunication Services	11,032,886	7,221,235		—	18,254,121
Utilities	10,569,443	3,598,469		—	14,167,912
Short-Term Investments	6,898,050	—		—	6,898,050

Total Investments in Securities	486,988,604	182,477,111	+	—	669,465,715
Other Financial Instruments*:
Assets
Futures Contracts	18,717	—		—	18,717	#
Forward Currency Exchange Contracts	—	1,322,231		—	1,322,231
Liabilities
Futures Contracts	(5,815)	—		—	(5,815	)#
Forward Currency Exchange Contracts	—	(1,001,070)		—	(1,001,070)

Total	$487,001,506	$182,798,272		$—	$669,799,778

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	91

Notes to Financial Statements

Balanced Wealth Strategy
Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Municipal Obligations	$—	$122,598,067		$—	$122,598,067
Common Stocks
Financials	12,116,669	6,864,441		—	18,981,110
Consumer Discretionary	13,416,394	4,685,104		—	18,101,498
Information Technology	13,364,896	2,178,334		—	15,543,230
Energy	10,851,467	3,121,145		—	13,972,612
Industrials	8,284,350	4,246,068		—	12,530,418
Health Care	7,674,848	1,166,401		—	8,841,249
Materials	4,714,498	3,324,238		—	8,038,736
Consumer Staples	3,633,841	3,187,482		—	6,821,323
Telecommunication Services	1,951,512	1,242,828		—	3,194,340
Utilities	1,423,437	661,096		—	2,084,533

Total Investments in Securities	77,431,912	153,275,204	+	—	230,707,116
Other Financial Instruments*:
Assets
Futures Contracts	2,018	—		—	2,018	#
Forward Currency Exchange Contracts	—	230,278		—	230,278
Interest Rate Swap Contracts	—	—		30,920	30,920
Liabilities
Forward Currency Exchange Contracts	—	(178,084)		—	(178,084)

Total	$77,433,930	$153,327,398		$30,920	$230,792,248

92	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

Conservative Wealth Strategy
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$72,299,603	$—	$72,299,603
Common Stocks
Financials	3,600,061	1,879,024	—	5,479,085
Consumer Discretionary	3,971,996	1,302,004	—	5,274,000
Information Technology	3,929,622	599,227	—	4,528,849
Energy	3,046,522	900,935	—	3,947,457
Industrials	2,456,492	1,106,818	—	3,563,310
Health Care	2,218,527	346,840	—	2,565,367
Materials	1,422,552	891,771	—	2,314,323
Consumer Staples	1,144,578	960,654	—	2,105,232
Telecommunication Services	544,758	354,438	—	899,196
Utilities	449,870	184,948	—	634,818
Warrants	—	—	97,132	97,132
Short-Term Investments
Investment Companies	2,121,658	—	—	2,121,658

Total Investments in Securities	24,906,636	80,826,262 +	97,132	105,830,030
Other Financial Instruments*:
Assets
Futures Contracts	2,265	—	—	2,265 #
Forward Currency Exchange Contracts	—	68,248	—	68,248
Interest Rate Swap Contracts	—	28,279	—	28,279
Liabilities
Forward Currency Exchange Contracts	—	(50,505)	—	(50,505)
Interest Rate Swap Contracts	—	(251,044)	—	(251,044)

Total	$24,908,901	$80,621,240	$97,132	$105,627,273

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategies values its securities which may materially affect the value of securities trading in such markets. To account for this, the Strategies may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategies’ investments are categorized as Level 2 investments.

#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. Cumulative appreciation/(depreciation) of futures contracts is reported in the portfolio of investments.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	93

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

Balanced Wealth Strategy	Municipal Obligations	Interest Rate Swap Contract	Total
Balance as of 8/31/10	$71,192	$—	$71,192
Accrued discounts/premiums	1,711	—	1,711
Realized gain (loss)	(1,075)	—	(1,075)
Change in unrealized appreciation/depreciation	12,635	—	12,635
Net purchases (sales)	(19)	—	(19)
Transfers into Level 3	—	30,920	30,920
Transfers out of Level 3	(84,444)	—	(84,444)

Balance as of 2/28/11	$—	$30,920	$30,920

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/11*	$—	$—	$—

Conservative Wealth Strategy	Warrants	Total
Balance as of 8/31/10	$53,131	$53,131
Accrued discounts/(premiums)	—	—
Realized gain (loss)	1,269	1,269
Change in unrealized appreciation/depreciation	(12,574)	(12,574)
Net purchases (sales)	55,306	55,306
Net transfers in to Level 3	—	—
Net transfers out of Level 3	—	—

Balance as of 2/28/11	$97,132	$97,132

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/11*	$(6,617)	$(6,617)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on

94	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategies may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged to each Strategy in proportion to each Strategy’s respective net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	95

Notes to Financial Statements

determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Strategies pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Tax-Managed Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
Wealth Appreciation	.65%	.55%	.50%
Balanced Wealth	.55%	.45%	.40%
Conservative Wealth	.55%	.45%	.40%

Such fees are accrued daily and paid monthly.

The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) as follows:

Tax-Managed Strategy	Class A	Class B	Class C	Advisor Class
Wealth Appreciation	1.50%	2.20%	2.20%	1.20%
Balanced Wealth	1.20%	1.90%	1.90%	.90%
Conservative Wealth	1.20%	1.90%	1.90%	.90%

For the six months ended February 28, 2011, such reimbursement amounted to $58,367 for the Conservative Wealth Strategy. The Expense Caps for both Wealth Appreciation Strategy and Balanced Wealth Strategy expired on January 1, 2009.

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $67,313, $55,048 and $21,865 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Conservative Wealth Strategy, respectively, for the six months ended February 28, 2011.

The Strategies may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company

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Notes to Financial Statements

managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Strategies’ transactions in shares of the Government STIF Portfolio for the six months ended February 28, 2011 is as follows:

Tax-Managed Strategy	Market Value August 31, 2010 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value February 28, 2011 (000)		Dividend Income (000)
Wealth Appreciation	$4,983		$69,458	$67,543	$6,898		$5
Balanced Wealth	1,459		37,651	39,110	– 0	–	2
Conservative Wealth	– 0	–	17,319	15,197	2,122		1

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2011 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Tax-Managed Strategy	Class A	Class A			Class B	Class C
Wealth Appreciation	$2,276	$	– 0	–	$3,869	$1,180
Balanced Wealth	5,830		36		7,162	2,003
Conservative Wealth	3,411		3		4,499	708

Brokerage commissions paid on investment transactions for the six months ended February 28, 2011 amounted to $373,650, $64,648 and $18,077 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Conservative Wealth Strategy, respectively, of which $0 and $74; $0 and $35; and $0 and $57 were paid by the Wealth Appreciation Strategy, Balanced Wealth Strategy, and Conservative Wealth Strategy, respectively, to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Strategies’ average daily net assets attributable to Class A shares and 1% of the Strategies’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	97

Notes to Financial Statements

the Class A plan to .30% of the Strategies’ average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of the Strategies’ shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Strategies shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2011, were as follows:

Tax-Managed Strategy	Purchases	Sales
Wealth Appreciation	$227,846,858	$239,266,619
Balanced Wealth	51,299,307	82,445,516
Conservative Wealth	19,565,181	29,920,521

There were no investment transactions in U.S. government securities during the six months ended February 28, 2011.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation (Depreciation)
Tax-Managed Strategy	Appreciation	(Depreciation)
Wealth Appreciation	$139,720,252	$(5,793,727)	$133,926,525
Balanced Wealth	29,295,189	(3,395,403)	25,899,786
Conservative Wealth	9,163,802	(746,597)	8,417,205

1. Derivative Financial Instruments

The Strategies may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct

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Notes to Financial Statements

investments, or to obtain exposure to otherwise inaccessible markets. The Strategies may also use derivatives for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

The principal types of derivatives utilized by the Strategies, as well as the methods in which they may be used are:

•	Futures Contracts

The Strategies may buy or sell futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market or for investment purposes. The Strategy bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Strategy may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

During the six months ended February 28, 2011, the Strategies held futures contracts for hedging purposes.

At the time the Strategy enters into a futures contract, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements). When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures contracts subjects the Strategy to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Strategy to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	99

Notes to Financial Statements

•	Forward Currency Exchange Contracts

The Strategies may enter into forward currency exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

During the six months ended February 28, 2011, the Strategies held forward currency exchange contracts for hedging and non-hedging purposes.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Strategy. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Strategy has in that particular currency contract.

•	Swap Agreements

The Strategies may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. The Strategies may also enter into swaps for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Strategy in accordance with the terms of the respective swap agreements to provide value and recourse to the Strategy or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Strategy and the counterparty and by the posting

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Notes to Financial Statements

of collateral by the counterparty to the Strategy to cover the Strategies exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Strategy accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

The Strategy is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Strategy holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Strategy may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Strategy may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

During the six months ended February 28, 2011, Tax-Managed Balanced Wealth held interest rate swaps for non-hedging purposes, Tax-Managed Conservative Wealth held interest rate swaps for hedging purposes. Tax-Managed Wealth Appreciation did not hold interest rate swaps.

A Strategy may enter into interest rate swap transactions to reserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Strategy anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Strategy with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Strategy receiving or paying, as the case may be, only the net amount of the two payments).

Documentation governing the Strategies’ swap transactions may contain provisions for early termination of a swap in the event the net assets of the Strategy decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Strategies’ counterparty has the right to terminate the swap and require the Strategy to pay or receive a settlement amount in connection with the terminated swap transaction. As of February 28, 2011, the Conservative Wealth

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	101

Notes to Financial Statements

Strategy had interest rate swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $251,044 at February 28, 2011.

At February 28, 2011, the Strategies had entered into the following derivatives:

Wealth Appreciation Strategy	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$1,322,231		Unrealized depreciation of forward currency exchange contracts	$1,001,070

Equity contracts	Receivable/Payable for variation margin on futures contracts	12,902	*

Total		$1,335,133			$1,001,070

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures contracts as reported in the portfolio of investments.

The effect of derivative instruments on the statement of operations for the six months ended February 28, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$65,704	$320,428

Equity contracts	Net realized gain (loss) on futures contracts; Net change in unrealized appreciation/depreciation of futures contracts	57,626	21,891

Total		$123,330	$342,319

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Notes to Financial Statements

For the six months ended February 28, 2011, the average monthly principal amount of foreign currency exchange contracts was $104,689,593 and average monthly original value of futures contracts was $1,367,099.

Balanced Wealth Strategy	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$230,278		Unrealized depreciation of forward currency exchange contracts	$178,084

Interest rate contracts	Unrealized appreciation on interest rate swap contracts	30,920

Equity contracts	Receivable/Payable for variation margin on futures contracts	2,018	*

Total		$263,216			$178,084

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures contracts as reported in the portfolio of investments.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	103

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended February 28, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$3,465	$56,210

Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	15,842	(13,668)

Equity contracts	Net realized gain (loss) on futures contracts; Net change in unrealized appreciation/depreciation of futures contracts	319	8,216

Total		$19,626	$50,758

104	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

For the six months ended February 28, 2011, the average monthly principle amount of foreign currency exchange contracts was $23,479,316 average monthly original value of futures contracts was $75,800 and average monthly notional amount of interest rate swaps was $970,000.

Conservative Wealth Strategy	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$68,248		Unrealized depreciation of forward currency exchange contracts	$50,505

Interest rate contracts	Unrealized appreciation on interest rate swap contracts	28,279		Unrealized depreciation on interest rate swap contracts	251,044

Equity contracts	Receivable/Payable for variation margin on futures contracts	2,265	*

Total		$98,792			$301,549

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures contracts as reported in the portfolio of investments.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	105

Notes to Financial Statements

The effect of derivative instruments on the statement of operations for the six months ended February 28, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$(6,366)		$19,798

Interest rate contracts	Net realized gain (loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	– 0	–	455,376

Equity Contracts	Net realized gain (loss) on futures contracts; Net change in unrealized appreciation/depreciation of futures contracts	4,577		936

Total		$(1,789)		$476,110

For the six months ended February 28, 2011, the average monthly principal amount of foreign currency exchange contracts was $6,384,707, average monthly original value of futures contracts was $37,384 and average monthly notional amount of interest rate swaps was $11,000,000.

2. Currency Transactions

The Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security.

106	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class A
Shares sold	114,630	418,228	$1,351,591	$4,624,753

Shares issued in reinvestment of dividends	39,988	74,240	479,852	822,583

Shares converted from Class B	9,872	49,568	117,415	546,469

Shares redeemed	(1,199,716)	(2,419,774)	(14,236,084)	(26,328,273)

Net decrease	(1,035,226)	(1,877,738)	$(12,287,226)	$(20,334,468)

Class B
Shares sold	3,984	29,526	$46,466	$325,498

Shares issued in reinvestment of dividends	2,129	6,559	25,194	71,683

Shares converted to Class A	(10,057)	(50,394)	(117,415)	(546,469)

Shares redeemed	(162,326)	(318,171)	(1,886,726)	(3,449,910)

Net decrease	(166,270)	(332,480)	$(1,932,481)	$(3,599,198)

Class C
Shares sold	62,127	187,878	$734,582	$2,035,891

Shares issued in reinvestment of dividends	6,075	17,261	71,995	189,005

Shares redeemed	(457,153)	(834,508)	(5,387,031)	(8,963,741)

Net decrease	(388,951)	(629,369)	$(4,580,454)	$(6,738,845)

Advisor Class
Shares sold	7,468,823	16,780,271	$90,246,694	$184,834,189

Shares issued in reinvestment of dividends	266,709	307,120	3,208,496	3,415,178

Shares redeemed	(6,570,672)	(12,651,878)	(78,734,946)	(139,591,430)

Net increase	1,164,860	4,435,513	$14,720,244	$48,657,937

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	107

Notes to Financial Statements

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class A
Shares sold	434,906	1,477,939	$5,244,021	$17,046,446

Shares issued in reinvestment of dividends	75,214	222,436	887,497	2,564,893

Shares converted from Class B	28,006	135,205	337,856	1,550,536

Shares redeemed	(1,925,591)	(5,177,239)	(23,140,057)	(59,719,089)

Net decrease	(1,387,465)	(3,341,659)	$(16,670,683)	$(38,557,214)

Class B
Shares sold	17,747	69,719	$212,387	$805,966

Shares issued in reinvestment of dividends	6,954	23,909	82,343	275,839

Shares converted to Class A	(27,969)	(135,036)	(337,856)	(1,550,536)

Shares redeemed	(306,730)	(620,344)	(3,689,681)	(7,133,864)

Net decrease	(309,998)	(661,752)	$(3,732,807)	$(7,602,595)

Class C
Shares sold	194,064	381,110	$2,358,293	$4,432,973

Shares issued in reinvestment of dividends	14,169	45,969	168,303	531,937

Shares redeemed	(648,820)	(1,424,791)	(7,831,327)	(16,471,173)

Net decrease	(440,587)	(997,712)	$(5,304,731)	$(11,506,263)

Advisor Class
Shares sold	199,391	702,639	$2,396,551	$8,140,487

Shares issued in reinvestment of dividends	6,896	13,500	81,510	156,136

Shares redeemed	(125,804)	(357,393)	(1,522,695)	(4,109,566)

Net increase	80,483	358,746	$955,366	$4,187,057

108	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

	Conservative Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class A
Shares sold	244,116	1,116,959	$2,687,026	$11,965,598

Shares issued in reinvestment of dividends	38,041	96,126	413,233	1,031,515

Shares converted from Class B	57,849	156,752	637,747	1,678,739

Shares redeemed	(801,171)	(2,216,986)	(8,815,112)	(23,771,660)

Net decrease	(461,165)	(847,149)	$(5,077,106)	$(9,095,808)

Class B
Shares sold	3,415	32,043	$38,777	$354,350

Shares issued in reinvestment of dividends	2,972	9,731	33,190	107,083

Shares converted to Class A	(56,371)	(152,795)	(637,747)	(1,678,739)

Shares redeemed	(165,056)	(331,702)	(1,869,094)	(3,656,342)

Net decrease	(215,040)	(442,723)	$(2,434,874)	$(4,873,648)

Class C
Shares sold	95,308	347,474	$1,083,882	$3,828,734

Shares issued in reinvestment of dividends	6,755	19,139	75,584	210,864

Shares redeemed	(313,301)	(683,182)	(3,548,406)	(7,544,453)

Net decrease	(211,238)	(316,569)	$(2,388,940)	$(3,504,855)

Advisor Class
Shares sold	3,107	103,214	$34,540	$1,104,587

Shares issued in reinvestment of dividends	2,989	6,799	32,513	73,114

Shares redeemed	(14,979)	(170,648)	(165,773)	(1,837,788)

Net decrease	(8,883)	(60,635)	$(98,720)	$(660,087)

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies’ investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	109

Notes to Financial Statements

payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Strategies’ investments or reduce the returns of the Strategies. For example, the value of the Strategies’ investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Strategies’ investments denominated in foreign currencies, the Strategies’ positions in various foreign currencies may cause the Strategies to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Strategies may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees

110	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2011.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2010 and August 31, 2009 were as follows:

Wealth Appreciation Strategy	2010		2009
Distributions paid from:
Ordinary income	$7,907,873		$7,211,783

Total taxable distributions	7,907,873		7,211,783

Total distributions paid	$7,907,873		$7,211,783

Balanced Wealth Strategy	2010		2009
Distributions paid from:
Ordinary income	$1,175,720		$2,366,266

Total taxable distributions	1,175,720		2,366,266
Tax exempt distributions	2,806,573		3,141,561

Total distributions paid	$3,982,293		$5,507,827

Conservative Wealth Strategy	2010		2009
Distributions paid from:
Ordinary income	$268,533		$898,483
Long-term capital gains	– 0	–	540,550

Total taxable distributions	268,533		1,439,033
Tax exempt distributions	1,374,799		1,609,280

Total distributions paid	$1,643,332		$3,048,313

As of August 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Tax-Managed Strategy	Undistributed Ordinary Income		Undistributed Long-Term Gains			Accumulated Capital and Other Gains (Losses)(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)
Wealth Appreciation	$5,716,620		$	– 0	–	$(175,048,235)	$2,267,152	$(167,064,463)
Balanced Wealth	1,259,523			– 0	–	(32,500,149)	12,647,898	(18,592,728)
Conservative Wealth	482,216	(a)		– 0	–	(8,002,895)	4,473,621	(3,047,058)

(a)	Includes tax exempt income of $35,580.

(b)

During the fiscal year ended August 31, 2010, the Wealth Appreciation Strategy had a net capital loss carryforward of $175,048,235, of which $45,655,530 expires in the year 2017 and $129,392,705 expires in the year 2018. The Balanced Wealth Strategy had a net

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	111

Notes to Financial Statements

capital loss carryforward of $32,500,149, of which $1,443,213 expires in the year 2011, $12,388,011 expires in the year 2017, and $18,668,925 expires in the year 2018. The Conservative Wealth Strategy had a net capital loss carryforward of $8,002,895, of which $2,749,241 expires in the year 2017 and $5,253,654 expires in the year 2018. During the fiscal year, Balanced Wealth Strategy had capital loss carryforwards expire of $2,305,350. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(c)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of partnership interests, passive foreign investment companies, and derivatives.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

112	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class A
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.18	$ 10.35	$ 12.98	$ 15.94	$ 14.00	$ 12.66

Income From Investment Operations
Net investment income(a)	.03	.09	.14	.17	.14	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.77	(.12)	(2.65)	(2.58)	1.93	1.42
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	.00	(b)	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	2.80	(.03)	(2.51)	(2.41)	2.07	1.50

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.14)	(.12)	(.14)	(.08)	(.01)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.41)	(.05)	(.15)

Total dividends and distributions	(.12)	(.14)	(.12)	(.55)	(.13)	(.16)

Net asset value, end of period	$ 12.86	$ 10.18	$ 10.35	$ 12.98	$ 15.94	$ 14.00

Total Return
Total investment return based on net asset value(c)	27.63%	(.37	)%*	(19.21)%	(15.63)%	14.76%	11.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,320	$51,952	$72,253	$121,356	$144,257	$102,651
Ratio to average net assets of:
Expenses	1.03	%(d)(e)	1.05	%(e)	1.11%	1.10%	1.14%	1.36	%(e)
Net investment income	.56	%(d)(e)	.83	%(e)	1.58%	1.18%	.89%	.59	%(e)
Portfolio turnover rate	38%	82%	111%	50%	48%	40%
See footnote summary on page 125.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	113

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 9.99	$ 10.16	$ 12.70	$ 15.61	$ 13.75	$ 12.51

Income From Investment Operations
Net investment income (loss)(a)	(.01)	.01	.07	.07	.02	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.71	(.11)	(2.59)	(2.54)	1.89	1.41
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	.00	(b)	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	2.70	(.10)	(2.52)	(2.47)	1.91	1.39

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.07)	(.02)	(.03)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.41)	(.05)	(.15)

Total dividends and distributions	(.03)	(.07)	(.02)	(.44)	(.05)	(.15)

Net asset value, end of period	$ 12.66	$ 9.99	$ 10.16	$ 12.70	$ 15.61	$ 13.75

Total Return
Total investment return based on net asset value(c)	27.09%	(1.06	)%*	(19.85)%	(16.24)%	13.87%	11.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,665	$9,283	$12,827	$22,322	$31,029	$27,310
Ratio to average net assets of:
Expenses	1.80	%(d)(e)	1.81	%(e)	1.86%	1.82%	1.86%	2.09	%(e)
Net investment income (loss)	(.20	)%(d)(e)	.06	%(e)	.81%	.45%	.14%	(.16	)%(e)
Portfolio turnover rate	38%	82%	111%	50%	48%	40%

See footnote summary on page 125.

114	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.00	$ 10.17	$ 12.71	$ 15.62	$ 13.75	$ 12.52

Income From Investment Operations
Net investment income (loss)(a)	(.01)	.01	.08	.07	.03	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.72	(.11)	(2.60)	(2.54)	1.89	1.39
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	.00	(b)	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	2.71	(.10)	(2.52)	(2.47)	1.92	1.38

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.07)	(.02)	(.03)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.41)	(.05)	(.15)

Total dividends and distributions	(.03)	(.07)	(.02)	(.44)	(.05)	(.15)

Net asset value, end of period	$ 12.68	$ 10.00	$ 10.17	$ 12.71	$ 15.62	$ 13.75

Total Return
Total investment return based on net asset value(c)	27.16%	(1.06	)%*	(19.84)%	(16.23)%	13.94%	11.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,263	$27,754	$34,643	$57,982	$70,425	$47,689
Ratio to average net assets of:
Expenses	1.77	%(d)(e)	1.78	%(e)	1.83%	1.81%	1.85%	2.06	%(e)
Net investment income (loss)	(.17	)%(d)(e)	.09	%(e)	.84%	.48%	.18%	(.09	)%(e)
Portfolio turnover rate	38%	82%	111%	50%	48%	40%

See footnote summary on page 125.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	115

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Advisor Class
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.23	$ 10.40	$ 13.07	$ 16.05	$ 14.09	$ 12.72

Income From Investment Operations
Net investment income(a)	.05	.12	.17	.22	.20	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.79	(.12)	(2.68)	(2.61)	1.92	1.38
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	.00	(b)	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	2.84	– 0	–	(2.51)	(2.39)	2.12	1.55

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.17)	(.16)	(.18)	(.11)	(.03)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.41)	(.05)	(.15)

Total dividends and distributions	(.16)	(.17)	(.16)	(.59)	(.16)	(.18)

Net asset value, end of period	$ 12.91	$ 10.23	$ 10.40	$ 13.07	$ 16.05	$ 14.09

Total Return
Total investment return based on net asset value(c)	27.89%	(.11	)%*	(19.00)%	(15.41)%	15.09%	12.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$580,685	$448,476	$409,753	$346,868	$275,563	$104,701
Ratio to average net assets of:
Expenses	.77	%(d)(e)	.78	%(e)	.82%	.80%	.84%	1.01	%(e)
Net investment income	.84	%(d)(e)	1.12	%(e)	1.83%	1.52%	1.26%	1.26	%(e)
Portfolio turnover rate	38%	82%	111%	50%	48%	40%

See footnote summary on page 125.

116	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 11.29		$ 11.07		$ 11.94	$ 12.86	$ 12.09	$ 11.49

Income From Investment Operations
Net investment income(a)	.10		.20		.23	.25	.22	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17		.22		(.87)	(.92)	.77	.58
Contributions from Adviser	– 0	–	– 0	–	.00 (b)	.00 (b)	.00 (b)	– 0	–

Net increase (decrease) in net asset value from operations	1.27		.42		(.64)	(.67)	.99	.77

Less: Dividends
Dividends from net investment income	(.09)		(.20)		(.23)	(.25)	(.22)	(.17)

Net asset value, end of period	$ 12.47		$ 11.29		$ 11.07	$ 11.94	$ 12.86	$ 12.09

Total Return
Total investment return based on net asset value(c)	11.25%		3.76	%*	(5.14)%	(5.26)%	8.26%	6.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,954		$140,601		$174,795	$209,200	$224,147	$198,406
Ratio to average net assets of:
Expenses	1.14	%(d)(e)	1.11	%(e)	1.10%	1.08%	1.10%	1.18	%(e)
Net investment income	1.60	%(d)(e)	1.72	%(e)	2.21%	2.03%	1.76%	1.60	%(e)
Portfolio turnover rate	23%		44%		54%	48%	51%	57%

See footnote summary on page 125.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	117

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class B
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 11.30		$ 11.08		$ 11.94	$ 12.87	$ 12.10	$ 11.50

Income From Investment Operations
Net investment income(a)	.05		.12		.15	.16	.13	.10	(f)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17		.22		(.85)	(.93)	.77	.58
Contributions from Adviser	– 0	–	– 0	–	.00 (b)	.00 (b)	.00 (b)	– 0	–

Net increase (decrease) in net asset value from operations	1.22		.34		(.70)	(.77)	.90	.68

Less: Dividends
Dividends from net investment income	(.04)		(.12)		(.16)	(.16)	(.13)	(.08)

Net asset value, end of period	$ 12.48		$ 11.30		$ 11.08	$ 11.94	$ 12.87	$ 12.10

Total Return
Total investment return based on net asset value(c)	10.84%		3.02	%*	(5.78)%	(6.03)%	7.49%	5.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,537		$24,819		$31,658	$44,855	$57,171	$60,329
Ratio to average net assets of:
Expenses	1.86	%(d)(e)	1.83	%(e)	1.83%	1.81%	1.82%	1.90	%(e)
Expenses, beforewaivers/reimbursements	1.86	%(d)(e)	1.83	%(e)	1.83%	1.81%	1.82%	1.91	%(e)
Net investment income	.87	%(d)(e)	1.00	%(e)	1.48%	1.29%	1.03%	.86	%(e)(f)
Portfolio turnover rate	23%		44%		54%	48%	51%	57%

See footnote summary on page 125.

118	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class C
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 11.33		$ 11.11		$ 11.97	$ 12.89	$ 12.13	$ 11.52

Income From Investment Operations
Net investment income(a)	.05		.12		.15	.17	.14	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17		.22		(.85)	(.93)	.75	.58
Contributions from Adviser	– 0	–	– 0	–	.00 (b)	.00 (b)	.00 (b)	– 0	–

Net increase (decrease) in net asset value from operations	1.22		.34		(.70)	(.76)	.89	.69

Less: Dividends
Dividends from net investment income	(.04)		(.12)		(.16)	(.16)	(.13)	(.08)

Net asset value, end of period	$ 12.51		$ 11.33		$ 11.11	$ 11.97	$ 12.89	$ 12.13

Total Return
Total investment return based on net asset value(c)	10.81%		3.01	%*	(5.76)%	(5.94)%	7.39%	6.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,844		$51,940		$61,986	$76,247	$83,433	$63,889
Ratio to average net assets of:
Expenses	1.85	%(d)(e)	1.82	%(e)	1.81%	1.79%	1.80%	1.89	%(e)
Net investment income	.89	%(d)(e)	1.02	%(e)	1.50%	1.32%	1.07%	.89	%(e)
Portfolio turnover rate	23%		44%		54%	48%	51%	57%

See footnote summary on page 125.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	119

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 11.31		$ 11.08		$ 11.95	$ 12.88	$ 12.11	$ 11.50

Income From Investment Operations
Net investment income(a)	.11		.23		.26	.30	.26	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16		.23		(.86)	(.94)	.77	.58
Contributions from Adviser	– 0	–	– 0	–	.00 (b)	.00 (b)	.00 (b)	– 0	–

Net increase (decrease) in net asset value from operations	1.27		.46		(.60)	(.64)	1.03	.81

Less: Dividends
Dividends from net investment income	(.10)		(.23)		(.27)	(.29)	(.26)	(.20)

Net asset value, end of period	$ 12.48		$ 11.31		$ 11.08	$ 11.95	$ 12.88	$ 12.11

Total Return
Total investment return based on net asset value(c)	11.30%		4.16	%*	(4.85)%	(5.05)%	8.57%	7.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,270		$12,919		$8,687	$8,927	$10,326	$7,670
Ratio to average net assets of:
Expenses	.84	%(d)(e)	.82	%(e)	.80%	.78%	.79%	.88	%(e)
Net investment income	1.90	%(d)(e)	2.06	%(e)	2.50%	2.34%	2.07%	1.91	%(e)
Portfolio turnover rate	23%		44%		54%	48%	51%	57%

See footnote summary on page 125.

120	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class A
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.59	$ 10.44	$ 11.01	$ 11.83	$ 11.51	$ 11.16

Income From Investment Operations
Net investment income(a)(f)	.08	.18	.22	.24	.23	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.67	.14	(.52)	(.42)	.47	.33
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	– 0	–	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	.75	.32	(.30)	(.18)	.70	.53

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.17)	(.23)	(.24)	(.23)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.40)	(.15)	– 0	–

Total dividends and distributions	(.08)	(.17)	(.27)	(.64)	(.38)	(.18)

Net asset value, end of period	$ 11.26	$ 10.59	$ 10.44	$ 11.01	$ 11.83	$ 11.51

Total Return
Total investment return based on net asset value(c)	7.08%	3.07%	(2.57)%	(1.65)%	6.15%	4.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,705	$65,732	$73,643	$82,615	$85,786	$87,717
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.20	%(d)(e)	1.20	%(e)	1.20%	1.20%	1.20%	1.20	%(e)
Expenses, before waivers/reimbursements	1.30	%(d)(e)	1.27	%(e)	1.25%	1.24%	1.26%	1.33	%(e)
Net investment income(f)	1.47	%(d)(e)	1.63	%(e)	2.23%	2.10%	1.93%	1.73	%(e)
Portfolio turnover rate	18%	41%	48%	65%	59%	75%

See footnote summary on page 125.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	121

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.86	$ 10.70	$ 11.27	$ 12.10	$ 11.76	$ 11.40

Income From Investment Operations
Net investment income(a)(f)	.04	.10	.16	.16	.15	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.69	.15	(.54)	(.44)	.48	.34
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	– 0	–	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	.73	.25	(.38)	(.28)	.63	.46

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.09)	(.15)	(.15)	(.14)	(.10)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.40)	(.15)	– 0	–

Total dividends and distributions	(.04)	(.09)	(.19)	(.55)	(.29)	(.10)

Net asset value, end of period	$ 11.55	$ 10.86	$ 10.70	$ 11.27	$ 12.10	$ 11.76

Total Return
Total investment return based on net asset value(c)	6.71%	2.35%	(3.25)%	(2.42)%	5.42%	4.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,082	$11,813	$16,376	$24,534	$32,293	$37,910
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.90	%(d)(e)	1.90	%(e)	1.90%	1.90%	1.90%	1.90	%(e)
Expenses, before waivers/reimbursements	2.03	%(d)(e)	1.99	%(e)	1.98%	1.97%	1.98%	2.06	%(e)
Net investment income(f)	.76	%(d)(e)	.92	%(e)	1.54%	1.40%	1.22%	1.00	%(e)
Portfolio turnover rate	18%	41%	48%	65%	59%	75%

See footnote summary on page 125.

122	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.88	$ 10.71	$ 11.28	$ 12.11	$ 11.77	$ 11.41

Income From Investment Operations
Net investment income(a)(f)	.04	.10	.16	.16	.15	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.69	.16	(.54)	(.44)	.48	.34
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	– 0	–	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	.73	.26	(.38)	(.28)	.63	.46

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.09)	(.15)	(.15)	(.14)	(.10)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.40)	(.15)	– 0	–

Total dividends and distributions	(.04)	(.09)	(.19)	(.55)	(.29)	(.10)

Net asset value, end of period	$ 11.57	$ 10.88	$ 10.71	$ 11.28	$ 12.11	$ 11.77

Total Return
Total investment return based on net asset value(c)	6.69%	2.44%	(3.25)%	(2.42)%	5.42%	4.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,370	$27,088	$30,079	$36,443	$33,937	$29,954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.90	%(d)(e)	1.90	%(e)	1.90%	1.90%	1.90%	1.90	%(e)
Expenses, before waivers/reimbursements	2.01	%(d)(e)	1.97	%(e)	1.96%	1.95%	1.96%	2.04	%(e)
Net investment income(f)	.77	%(d)(e)	.93	%(e)	1.53%	1.40%	1.24%	1.02	%(e)
Portfolio turnover rate	18%	41%	48%	65%	59%	75%

See footnote summary on page 125.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	123

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Advisor Class
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.61	$ 10.46	$ 11.03	$ 11.85	$ 11.53	$ 11.19

Income From Investment Operations
Net investment income(a)(f)	.10	.21	.25	.28	.26	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.67	.14	(.52)	(.43)	.48	.32
Contributions from Adviser	– 0	–	– 0	–	.00	(b)	– 0	–	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	.77	.35	(.27)	(.15)	.74	.55

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.20)	(.26)	(.27)	(.27)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)	(.40)	(.15)	– 0	–

Total dividends and distributions	(.09)	(.20)	(.30)	(.67)	(.42)	(.21)

Net asset value, end of period	$ 11.29	$ 10.61	$ 10.46	$ 11.03	$ 11.85	$ 11.53

Total Return
Total investment return based on net asset value(c)	7.32%	3.37%	(2.27)%	(1.36)%	6.46%	4.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,066	$4,859	$5,423	$5,693	$7,531	$5,693
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%(d)(e)	.90	%(e)	.90%	.90%	.90%	.90	%(e)
Expenses, before waivers/reimbursements	1.00	%(d)(e)	.97	%(e)	.95%	.95%	.96%	1.03	%(e)
Net investment income(f)	1.77	%(d)(e)	1.93	%(e)	2.54%	2.41%	2.24%	2.02	%(e)
Portfolio turnover rate	18%	41%	48%	65%	59%	75%

See footnote summary on page 125.

124	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Net of fees and expenses waived/reimbursed by the Adviser.

*	Includes the impact of proceeds received and credited to the Strategy resulting from class action settlements, which enhanced the Wealth Appreciation Strategy and Balanced Wealth Strategy’s performance for the year ended August 31, 2010 by 0.01% and 0.04%, respectively.

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	125

Financial Highlights

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

The Annual Meeting of Shareholders of the AllianceBernstein Tax-Managed Wealth Strategies (the “Fund”) was held on November 5, 2010 and adjourned until December 16, 2010 and January 5, 2011. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Directors, the required number of outstanding shares were voted in favor of the proposal for the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Conservative Wealth Strategy, and the proposal was approved. At the January 5, 2011 Meeting, with respect to the second item of business, the amendment to the Investment Advisory Agreement regarding reimbursement of administrative expenses, and with respect to the fifth item of business, changes to the fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposal for the Tax-Managed Wealth Appreciation Strategy, and the proposal was approved. At the January 5, 2011 Meeting, with respect to the second item of business, the amendment to the Investment Advisory Agreement regarding reimbursement of administrative expenses, and with respect to the fifth item of business, changes to the fundamental policy regarding commodities, an insufficient number of required outstanding shares were voted in favor of the proposal for the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Conservative Wealth Strategy, and therefore the proposals were not approved. A description of each proposal and number of shares voted at the Meetings are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund’s proxy statement):

	Voted For	Withheld Authority
1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

John H. Dobkin	285,296,291	15,076,070
Michael J. Downey	285,466,618	14,905,743
William H. Foulk, Jr.	285,250,681	15,121,680
D. James Guzy	285,297,563	15,074,798
Nancy P. Jacklin	285,398,163	14,974,198
Robert M. Keith	285,454,945	14,917,416
Garry L. Moody	285,568,918	14,803,443
Marshall C. Turner, Jr.	285,329,840	15,042,521
Earl D. Weiner	285,245,037	15,127,323

126	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Results of Shareholders Meeting

	Voted For	Voted Against	Abstained	Broker Non-Votes
2.B. Approve Amendment to Investment Advisory Agreement Regarding Reimbursement of Administrative Expenses.

Tax-Managed Wealth Appreciation Strategy	20,034,464	799,489	1,462,719	3,835,152
Tax-Managed Balanced Wealth Strategy	8,694,248	738,285	1,281,630	3,634,732
Tax-Managed Conservative Wealth Strategy	4,460,875	383,808	612,291	1,915,331

5. Approve the Amendment of the Portfolio’s fundamental policy regarding commodities.

Tax-Managed Wealth Appreciation Strategy	20,288,229	541,278	1,467,165	3,835,152
Tax-Managed Balanced Wealth Strategy	8,877,592	565,296	1,271,276	3,634,732
Tax-Managed Conservative Wealth Strategy	4,671,348	229,474	556,153	1,915,331

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	127

Results of Shareholders Meeting

TRUSTEES

William H. Foulk, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Marshall C. Turner, Jr.(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Seth J. Masters(2), Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2) , Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, each Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Fontaine, Lee, Masters, Nikolich and Rudden are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of each Strategy’s portfolio.

128	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Trustees

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Portfolios (the “Trust”) in respect of AllianceBernstein Tax-Managed Balanced Wealth Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy2 (each a “Strategy” and collectively the “Strategies”), prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).3

The investment objective of the Strategies is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategies seek to maximize after-tax returns by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on shareholders as well as investing their debt portion in tax-exempt securities. The Adviser utilizes separate portfolio accounts (or “portfolio sleeves”) to manage the equity and fixed income (tax-exempt) securities of Tax-Managed Balanced Wealth Strategy, Tax-Managed Wealth Appreciation Strategy and Tax-Managed Conservative Wealth Strategy.4 Each portfolio sleeve is managed according to the investment style/asset class of the portfolio securities held within the sleeve.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

1	It should be noted that the information in the fee summary was completed on July 22, 2010 and presented to the Board of Trustees on August 3-5, 2010.

2	Formerly known as Tax-Managed Wealth Preservation Strategy.

3	Future references to the Strategies do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategies.

4	To cite an example, Tax-Managed Balanced Wealth Strategy is managed using separate sleeves for Intermediate Municipal, U.S. Growth, U.S. Value, Non-U.S. Growth and Non-U.S. Value.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	129

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

INVESTMENT ADVISORY FEES, EXPENSE CAPS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.5

Category	Advisory Fee Based on % of Average Daily Net Assets[6]	Net Assets 06/30/10 ($MIL)	Strategy
Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$236.1	Tax-Managed Balanced Wealth Strategy

Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$521.3	Tax-Managed Wealth Appreciation Strategy

Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$111.9	Tax-Managed Conservative Wealth Strategy

The Adviser requested that the Trustees approve and submit for shareholder approval an amendment to the Strategies’ Investment Advisory Agreement to provide for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to the Strategies.

5	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG. AllianceBernstein Balanced Shares, Inc., which the Adviser also manages, has lower breakpoints in its advisory fee schedule compared to the Balanced category: 60 bp on the first $200 million, 50 bp on the next $200 million, and 40 bp on the balance.

6	The advisory fees for the Strategies are based on a percentage of the average daily net assets of the Strategies and paid on a monthly basis.

130	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

With respect to Tax-Managed Wealth Preservation Strategy, the Adviser agreed to waive that portion of its management fees and/or reimburse the Strategy for that portion of the Strategy’s total operating expenses to the degree necessary to limit the Strategy’s expense ratios to the amounts set forth below for the Strategy’s current fiscal year. The waiver is terminable by the Adviser at the end of the Strategy’s fiscal year, August 31, upon at least 60 days written notice. Also set forth below is the Strategy’s gross expense ratios for the most recent semi-annual period:

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio[7] (02/28/10)	Fiscal Year End
Tax-Managed Conservative Wealth Strategy	Class A Class B Class C Advisor	1.20% 1.90% 1.90% 0.90%	1.24% 1.97% 1.95% 0.95%	August 31

Set forth below are the total expense ratios of the Strategies which do not have an expense limitation undertaking as of the Strategies’ most recent semi-annual period:

Strategy	Total Expense Ratio (02/28/10)[7]			Fiscal Year End
Tax-Managed Balanced Wealth Strategy	Advisor Class A Class B Class C	0.81 1.10 1.83 1.81	% % % %	August 31

Tax-Managed Wealth Appreciation Strategy	Advisor Class A Class B Class C	0.78 1.05 1.81 1.79	% % % %	August 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Strategies that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for

7	Annualized.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	131

the Strategies are more costly than those for institutional assets due to the greater complexities and time required for investment companies. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Strategies’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the Strategy is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Strategy.8 However, with respect to the Strategies, the Adviser has represented in the Adviser’s Form ADV that there are no institutional products that have substantially similar investment styles as the Strategies.

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as any of the Strategies.

8	The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section §36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

132	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategy with fees charged to other investment companies for similar services offered by other investment advisers.9 Lipper’s analysis included the Strategies’ ranking with respect to the contractual management fee10 relative to the median of the Strategies’ Lipper Expense Group (“EG”) at the approximate current asset level of the Strategy.11

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The original EG for Tax-Managed Wealth Appreciation Strategy had an insufficient number of peers in the view of the Senior Officer and the Adviser. Consequently, Lipper expanded the Strategy’s EG to include peers that have similar but not the same Lipper investment classification/objective as the Strategy.

Strategy	Contractual Management Fee (%)	Lipper Exp. Group Median (%)	Rank
Tax-Managed Balanced Wealth Strategy	0.550	0.746	1/14
Tax-Managed Wealth Appreciation Strategy[12],[13]	0.650	0.850	1/14
Tax-Managed Conservative Wealth Strategy	0.550	0.659	1/9

9	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

10	The contractual management fee is calculated by Lipper using the Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Strategy had the lowest effective fee rate in the Lipper peer group.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The Strategy’s EG includes the Strategy, one other Global Large-Cap Core fund (“GLCC”), two Global Large-Cap Value funds (“GLCV”), three Global Multi-Cap Core funds (“GMLC”) and seven Global Large-Cap Growth funds (“GLCG”).

13	Excluding the Strategy’s out-of-category peers, the Strategy’s EG median and ranking would have been 0.825 and 1/2, respectively.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	133

Lipper also compared the total expense ratio of each Strategy to medians of the Strategy’s EG and Lipper Expense Universe (“EU”).14 Since Lipper had expanded Tax-Managed Wealth Appreciation Strategy’s EG, under Lipper’s standard guidelines, the Strategy’s EU was also expanded to include peers that had a similar but not the same Lipper investment classification/objective as the Strategy.

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009, when equity markets declined substantially, and conversely through the remainder of 2009, when equity markets rallied the effects on the funds’ total expense ratio caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.15

Strategy	Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
Tax-Managed Balanced Wealth Strategy	1.104	1.240	3/14	1.178	12/40
Tax-Managed Wealth Appreciation Strategy[17],[18]	1.111	1.433	1/14	1.497	4/49
Tax-Managed Conservative Wealth Strategy	1.200	1.177	6/9	1.122	18/22

Based on this analysis, except for Tax-Managed Wealth Appreciation Strategy, which has equally favorable rankings, the Strategies have a more favorable ranking on a management fee basis than on a total expense basis. The contractual management fees of the Strategies are lower than their respective

14	Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

16	Most recently completed fiscal year Class A share total expense ratio.

17	The Strategy’s EU includes the Strategy, the EG, and all other retail front-end GLCC, GLCV, GMLC and GLCG, excluding outliers.

18	Excluding the Strategy’s out-of-category peers, the Strategy’s EG, EU medians and EG, EU rankings would have been 1.317, 1.381 and 1/2, 3/20, respectively.

134	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

EG medians. Except for Tax-Managed Conservative Wealth Strategy, the Strategies’ total expense ratios are lower than their respective EG and EU medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

At the May 4, 2010 Board meeting, members of the Adviser’s Controller’s Office presented the Adviser’s revenue and expenses associated with providing services to the Strategies. See discussion below in Section IV.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Strategies prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. The Adviser’s profitability for investment advisory services increased in 2009 relative to 2008 for Tax-Managed Balanced Wealth Strategy but decreased for Tax-Managed Wealth Appreciation Strategy and Tax-Managed Conservative Wealth Strategy.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have business relationships with the Strategies and may earn a profit from providing other services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Strategies and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Strategies’ principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	135

After payments to third party intermediaries, ABI retained the following amounts for Class A front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
Tax-Managed Balanced Wealth Strategy	$37,310
Tax-Managed Wealth Appreciation Strategy	$13,025
Tax-Managed Conservative Wealth Strategy	$18,644

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC for the Strategies during the Strategies’ most recently completed fiscal year:

Strategy	12b-1 Fees Received	CDSC Received
Tax-Managed Balanced Wealth Strategy	$1,449,372	$74,221
Tax-Managed Wealth Appreciation Strategy	$679,720	$27,297
Tax-Managed Conservative Wealth Strategy	$711,301	$37,158

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following fee from the Strategies in the most recently completed fiscal year:

Strategy	ABIS Fee	Expense Offset[19]
Tax-Managed Balanced Wealth Strategy	$152,115	$573
Tax-Managed Wealth Appreciation Strategy	$141,658	$254
Tax-Managed Conservative Wealth Strategy	$62,880	$254

The Tax-Managed Wealth Strategies effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co. LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Strategies’ most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Strategies is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Strategies. These credits and charges are not being passed on to any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Strategies and other clients. These soft dollar benefits reduce the Adviser’s research expense and increase its profitability.

19	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Strategy’s account.

136	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,20 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli21 study on advisory fees and various fund characteristics.22 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.23 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

20	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

21	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

22	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

23	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	137

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGY.

With assets under management of $458.0 billion as of June 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategies.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns and rankings24 of the Strategies relative to their Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)25 for the periods ended May 31, 2010.26

Strategy	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Tax-Managed Balanced Wealth Strategy
1 year	10.99	16.31	15.83	11/14	76/83
3 year	-2.66	-3.27	-2.86	5/14	36/80
5 year	2.13	2.20	2.58	8/14	41/66
10 year	0.22	1.50	2.92	12/13	41/42

Tax-Managed Wealth Appreciation Strategy
1 year	15.68	15.80	12.74	2/2	5/18
3 year	-12.04	-11.34	-8.57	2/2	16/18
5 year	-0.99	-0.99	2.22	1/1	16/16

Tax-Managed Conservative Wealth Strategy
1 year	7.93	15.98	14.42	9/9	75/80
3 year	-0.46	-0.45	0.23	5/8	47/72
5 year	2.30	3.04	3.29	5/7	39/51
10 year	2.44	4.15	3.80	4/5	16/19

24	The performance returns and rankings of the Strategies are for the Strategies’ Class A shares. It should be noted that performance returns of the Strategies were provided by the Adviser. The Adviser’s returns for the Strategies may be one or two basis points different from Lipper’s Strategy returns due to rounding. Lipper maintains its own database for performance of the Strategies.

25	A Strategy’s PG/PU may not be necessarily be identical to its respective EG/EU. Strategies with negative management fees are excluded from EGs/EUs but not necessarily from PGs/PUs. In addition, PGs/PUs only include funds of the same Lipper investment classification/objective as the Strategy’s, in contrast to certain of the Strategies’ EGs/EUs, which may include funds of similar but not the same investment classification/objective.

26	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Strategy even if a Strategy had a different investment classification/objective at different point in time.

138	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Strategies (in bold)27 versus their benchmarks:

	Periods Ending May 31, 2010 Annualized Net Performance (%)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Tax-Managed Balanced Wealth Strategy	10.99	-2.66	2.13	0.22	5.83
50% S&P 500 / 50% Barclays Capital 5 Year GO Muni Bond Index	13.63	-0.82	2.93	2.29	5.37
S&P 500 Stock Index	20.99	-8.69	0.31	-0.82	7.55
Barclays Capital 5 Year GO Muni Bond Index	6.15	6.57	4.88	5.35	5.33
Inception Date: May 4, 1992

Tax-Managed Wealth Appreciation Strategy	15.68	-12.04	-0.99	N/A	2.00
70% S&P 500 / 30% MSCI EAFE Net Index	16.48	-9.93	0.70	N/A	4.00
S&P 500 Index	20.99	-8.69	0.31	N/A	2.99
MSCI EAFE Net Index	6.38	-13.05	1.35	N/A	6.14
Inception Date: September 2, 2003

Tax-Managed Conservative Wealth Strategy	7.93	-0.45	2.30	2.44	5.03
70% Barclays Capital 5 Year GO Muni / 30% S&P 500 Index	10.65	2.20	3.79	3.35	4.33
Barclays Capital 5 Year GO Muni Bond Index	6.15	6.57	4.88	5.35	5.33
S&P 500 Index	20.99	-8.69	0.31	-0.82	7.55
Inception Date: May 4, 1992

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 02, 2010

27	The performance returns are for the Class A shares of the Strategies. Strategy and benchmark performance return information was provided by the Adviser.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	139

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Blended Style Funds

International Portfolio

Tax-Managed International Portfolio

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

The Ibero-America Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real-Asset Strategy*

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy. Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

140	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

TMW-0152-0211

SEMI-ANNUAL REPORT

AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy

Balanced Wealth Strategy

Conservative Wealth Strategy

February 28, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 25, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Wealth Strategies (the “Strategies”) for the semi-annual reporting period ended February 28, 2011.

The Strategies invest in a combination of Portfolios (the “Underlying Portfolios”) of the AllianceBernstein Pooling Portfolios (the “Trust”) representing a variety of asset classes and investment styles.

Effective December 31, 2010, the Global Real Estate Investment Portfolio was renamed the Multi-Asset Real Return Portfolio, another of the Underlying Portfolios, and its investment objective and certain investment policies were changed. The Portfolio’s new investment goals are to maximize real return over inflation. Consistent with the change in its name, the Portfolio’s investment policy of investing at least 80% of its net assets in equity securities of real estate investment trusts, and other real estate industry companies, such as real estate operating companies, was eliminated and the Portfolio instead now pursues an aggressive strategy involving a variety of asset classes. The Portfolio invests primarily in instruments that AllianceBernstein L.P., (the “Adviser”) expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Portfolio expects to invest its assets principally in the following instruments that, in the judgement of the Adviser, are affected directly or indirectly by the level and change in the rate of inflation: inflation protected fixed-income secu-

rities, such as Treasury Inflation-Protected Securities or TIPS, and similar bonds issued by governments outside of the U.S., commodities, commodity-related stocks, real estate securities, utility securities, infra-structure related securities, currencies, and securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate.)

AllianceBernstein Wealth Appreciation Strategy

Investment Objective and Policies

AllianceBernstein Wealth Appreciation Strategy’s (the “Strategy’s”) investment objective is long-term growth of capital. The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies the Strategy between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the Strategy’s targeted blend is an equal weighting of growth and value style Underlying Portfolios (50% each). An investment in the Multi-Asset Real Return Underlying Portfolio is treated as 50% debt and 50% equity for the purpose of these allocations.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	1

In addition to blending growth and value styles, the Strategy blends each style component across Underlying Portfolios that invest in U.S. and non-U.S. companies and various capitalization ranges. Within each of the value and growth components, the Strategy’s targeted blend is approximately 70% in Underlying Portfolios that invest in U.S. companies and the remaining 30% in Underlying Portfolios that invest in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy’s investments in growth and value and U.S. and non-U.S. Underlying Portfolios to vary in response to market conditions, but ordinarily only by ±5% of the Strategy’s net assets. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend.

However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to ±10% of the Strategy’s net assets. The Strategy’s targeted blend may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

AllianceBernstein Balanced Wealth Strategy

Investment Objective and Policies

AllianceBernstein Balanced Wealth Strategy’s (the “Strategy’s”) investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 60% of Underlying Portfolios that invest primarily in equity securities and 40% of Underlying Portfolios that invest primarily in debt securities with a goal of providing moderate upside potential without excessive volatility. An investment in the Multi-Asset Real Return Underlying Portfolio is treated as 50% debt and 50% equity for the purpose of these allocations.

Within the Strategy’s equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest primarily in growth and value style stocks (50% each), with approximately 70% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 30% in Underlying Portfolios that invest in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy’s investments in equity and debt, growth and value, and in U.S. and non-U.S.

2	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

company Underlying Portfolios to change in response to market conditions, but ordinarily, only by ±5% of the Strategy’s net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to ±10% of the Strategy’s net assets. The Strategy’s targeted blend may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

The Underlying Portfolios’ fixed-income securities will primarily be investment grade debt securities, but are expected to include lower-rated securities (“junk bonds”) and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment grade.

AllianceBernstein Conservative Wealth Strategy

Investment Objective and Policies

AllianceBernstein Conservative Wealth Strategy’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy seeks to achieve its objective by investing in a combination of portfolios of the Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 30% in Underlying Portfolios that invest primarily in equity securities and 70% in Underlying Portfolios that invest in debt securities with a goal of providing reduced volatility and modest upside potential. An investment in the Multi-Asset Real Return Underlying Portfolio is treated as 50% debt and 50% equity for the purpose of these allocations.

Within the Strategy’s equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (50% each), with approximately 70% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 30% in Underlying Portfolios that invest in non-U.S. companies. The Adviser will allow the relative weightings of the Strategy’s investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to change in response to market conditions, but ordinarily only by ±5% of the Strategy’s net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	3

compelling, the range may expand to ±10% of the Strategy’s net assets. The Strategy’s targeted blend may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

All fixed-income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

Investment Results

The tables on pages 9-11 show performance for each Strategy compared to its respective balanced benchmark for the six- and 12-month periods ended February 28, 2011. Each Strategy’s balanced benchmark is as follows: AllianceBernstein Wealth Appreciation Strategy, 70% Standard & Poor’s (S&P) 500 Stock Index and 30% Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index; AllianceBernstein Balanced Wealth Strategy, 60% S&P 500 Stock Index and 40% Barclays Capital U.S. Aggregate Bond Index; and AllianceBernstein Conservative Wealth Strategy, 30% S&P 500 Stock Index and 70% Barclays Capital U.S. Aggregate Bond Index. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 12. Additional performance for the Underlying

Portfolios may be found on pages 19-22.

The Strategies’ Class A shares without sales charges outperformed their respective benchmarks for the six- and 12-month periods ended February 28, 2011. All Underlying Portfolios had positive absolute performance during these periods of market strength and most also outperformed their benchmarks during both periods.

For the six-month period, the U.S. Value, U.S. Large Cap Growth, International Value, Small-Mid Cap Value and Small-Mid Cap Growth Underlying Portfolios contributed the most to performance. All Underlying Portfolios except for International Growth, Multi-Asset Real Return and Volatility Management outperformed their benchmarks. During the 12-month period, relative performance was helped most by the Small Mid-Cap Growth, Volatility Management, Intermediate Duration and Bond Inflation Protection. All Underlying Portfolios except for U.S. Value, U.S. Large Cap Growth, International Value and International Growth outperformed their benchmarks.

During the reporting period, the following Underlying Portfolios held derivatives. International Growth Portfolio held forward currency and futures for hedging and non-hedging purposes, which contributed positively to performance. International Value Portfolio held forward currency and futures to implement active currency management, which was positive to performance. Short Duration Bond

4	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

held Treasury future positions to manage interest rate exposure, which had no material impact on performance. Intermediate Duration Bond Portfolio utilized derivative instruments including Treasury futures and interest rate swaps in order to manage its duration and yield curve positioning. Overall yield curve positioning detracted for the six-month period, while duration positioning had no material impact. For the 12-month period, both yield curve and duration positioning contributed positively. Intermediate Duration Bond Portfolio also utilized currency forwards for hedging purposes, resulting in no currency impact. Bond Inflation Protection Portfolio utilized Treasury futures and interest rate swaps in order to manage duration and yield curve positioning. High Yield Portfolio held credit default swaps for hedging and non-hedging purposes, which contributed positively for both periods, while interest rate swaps and currencies, for hedging purposes, and purchase options for non-hedging purposes, had no meaningful impact on performance for either period. Multi-Asset Real Return utilized derivative instruments including total return swaps, futures and currencies for hedging and non-hedging purposes, which had a positive impact on performance. Volatility Management used stock index and bond futures for investment purposes that positively impacted performance.

Market Review and Investment Strategy

Financial markets rallied over the 12-month period ended February 28, 2011, despite a sharp downturn during the second quarter of 2010.

Heightened investor anxiety over the sovereign-debt crisis in the euro-area and fears of a double-dip recession resulted in a steep decline in global equity markets, as measured by the MSCI World Index, as well as a widening of credit spreads in bond markets in the second quarter of 2010. Actions taken by policy makers in the third quarter, notably the European Central Bank’s deal with Greece in July and U.S. Federal Reserve Chairman Ben Bernanke’s announcement of plans to inject liquidity into the financial markets in August, ignited another rally in equity markets. This rally continued through the remainder of 2010 and the first two months of 2011, aided by the market response in December to the U.S. tax package and encouraging economic data. Capital flows into bond markets, meanwhile, were diminished as investors shifted into equity markets.

Two years after the market collapse, global financial markets have recovered much of their losses, yet equities remain attractively valued versus history and the fixed-income alternative. The Strategy’s portfolio management team, the Multi-Asset Solution Team (the “Team”) believes the Strategies are well positioned to invest opportunistically across a wide range of asset classes and market circumstances. The value team has taken decisive action to position the value Underlying Portfolios to capture the large upside potential it sees in undervalued companies with strong free cash flows and companies recovering from the downturn. The growth team has focused the growth Underlying

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	5

Portfolios on companies that have strong market share, strong pricing power and high reinvestment rates, as well as those that are gaining from strong secular trends. The fixed-

income team continues to emphasize corporate bonds and commercial mortgage-backed securities over U.S. Treasuries in the fixed income Underlying Portfolios.

6	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Standard & Poor’s (S&P®) 500 Stock Index, the unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged Barclays Capital U.S. Aggregate Bond Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Standard & Poor’s (S&P) 500 Stock Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. The MSCI EAFE Index (Europe, Australasia, Far East) (free float-adjusted market capitalization weighted) represents the equity market performance of developed markets, excluding the U.S. and Canada. The Barclays Capital U.S. Aggregate Bond Index represents the performance of securities within the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Strategies.

MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI.

A Word About Risk

The Strategies allocate their investments among multiple asset classes which will include U.S. and foreign securities. AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy will include both equity and fixed-income securities. Price fluctuation in the Underlying Portfolios’ securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings.

Small- and mid-cap stocks are often more volatile than large-cap stocks—smaller companies generally face higher risks due to their limited product lines, markets and

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

financial resources. Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets. The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value. A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline. As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategies are more fully discussed in the prospectus.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Wealth Appreciation Strategy
Class A	28.31%	21.97%

Class B*	27.82%	21.05%

Class C	27.89%	21.13%

Advisor Class†	28.63%	22.40%

Class R†	28.25%	21.57%

Class K†	28.35%	21.97%

Class I†	28.58%	22.34%

70% S&P 500 Stock Index/30% MSCI EAFE Index	26.57%	21.90%

S&P 500 Stock Index	27.73%	22.58%

MSCI EAFE Index	23.77%	20.00%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

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Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Balanced Wealth Strategy
Class A	18.24%	17.44%

Class B*	17.82%	16.63%

Class C	17.80%	16.62%

Advisor Class†	18.45%	17.83%

Class R†	18.04%	16.93%

Class K†	18.14%	17.32%

Class I†	18.38%	17.73%

60% S&P 500 Stock Index/40% Barclays Capital U.S. Aggregate Bond Index	15.65%	15.73%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	NAV Returns
	6 Months	12 Months
AllianceBernstein Conservative Wealth Strategy
Class A	9.08%	10.99%

Class B*	8.74%	10.18%

Class C	8.74%	10.28%

Advisor Class†	9.22%	11.28%

Class R†	8.95%	10.57%

Class K†	9.05%	10.93%

Class I†	9.21%	11.27%

30% S&P 500 Stock Index/70% Barclays Capital U.S. Aggregate Bond Index	7.17%	10.39%

S&P 500 Stock Index	27.73%	22.58%

Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	11

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO*† VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2011	Returns
	6 Months	12 Months
AllianceBernstein U.S. Value Portfolio	28.17%	19.69%

Russell 1000 Value Index	26.30%	22.16%

AllianceBernstein U.S. Large Cap Growth Portfolio	34.44%	21.61%

Russell 1000 Growth Index	31.04%	24.94%

AllianceBernstein International Value Portfolio	26.51%	18.79%

MSCI EAFE Index (Net)	23.77%	20.00%

AllianceBernstein International Growth Portfolio	14.04%	11.48%

MSCI EAFE Index (Net)	23.77%	20.00%

MSCI EAFE Growth Index (Net)	23.49%	21.33%

AllianceBernstein Short Duration Bond Portfolio	1.20%	3.54%

Merrill Lynch 1-3 Year Treasury Index	0.09%	1.46%

AllianceBernstein Intermediate Duration Bond Portfolio	0.36%	7.19%

Barclays Capital U.S. Aggregate Index	-0.83%	4.93%

AllianceBernstein Bond Inflation Protection Portfolio	4.12%	8.17%

Barclays Capital 1-10 Year TIPS Index	2.62%	5.91%

AllianceBernstein High-Yield Portfolio	10.35%	18.15%

Barclays Capital U.S. High Yield 2% Issuer Cap Index	10.05%	17.34%

AllianceBernstein Small-Mid Cap Value Portfolio	36.03%	29.68%

Russell 2500 Value Index	32.49%	29.55%

AllianceBernstein Small-Mid Cap Growth Portfolio	49.48%	54.04%

Russell 2500 Growth Index	40.13%	36.42%

AllianceBernstein Multi-Asset Real Return Portfolio	22.37%	30.62%

MSCI AC World Commodity Index	36.08%	29.26%

AllianceBernstein Volatility Management Portfolio**	24.50%	15.91%

S&P 500 Stock Index	27.73%	11.50%

*    Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

** The 12-month return is since inception (4/16/10).
† The Underlying Portfolios do not contain sales charges or management fees.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	21.97%	16.75%
5 Years	1.14%	0.26%
Since Inception*	5.76%	5.16%

Class B Shares
1 Year	21.05%	17.05%
5 Years	0.40%	0.40%
Since Inception*	4.99%	4.99%

Class C Shares
1 Year	21.13%	20.13%
5 Years	0.43%	0.43%
Since Inception*	5.01%	5.01%

Advisor Class Shares†
1 Year	22.40%	22.40%
5 Years	1.46%	1.46%
Since Inception*	6.07%	6.07%

Class R Shares†
1 Year	21.57%	21.57%
5 Years	0.81%	0.81%
Since Inception*	3.95%	3.95%

Class K Shares†
1 Year	21.97%	21.97%
5 Years	1.12%	1.12%
Since Inception*	3.57%	3.57%

Class I Shares†
1 Year	22.34%	22.34%
5 Years	1.46%	1.46%
Since Inception*	3.90%	3.90%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.12%, 1.86%, 1.84%, 0.82%, 1.47%, 1.15% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 7-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	13

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	9.12%
5 Years	-0.19%
Since Inception*	5.07%

Class B Shares
1 Year	9.04%
5 Years	-0.07%
Since Inception*	4.90%

Class C Shares
1 Year	12.22%
5 Years	-0.03%
Since Inception*	4.92%

Advisor Class Shares†
1 Year	14.39%
5 Years	0.99%
Since Inception*	5.97%

Class R Shares†
1 Year	13.61%
5 Years	0.33%
Since Inception*	3.87%

Class K Shares†
1 Year	13.83%
5 Years	0.65%
Since Inception*	3.48%

Class I Shares†
1 Year	14.31%
5 Years	0.99%
Since Inception*	3.82%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 7-8.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	17.44%	12.44%
5 Years	3.51%	2.62%
Since Inception*	6.25%	5.64%

Class B Shares
1 Year	16.63%	12.63%
5 Years	2.78%	2.78%
Since Inception*	5.49%	5.49%

Class C Shares
1 Year	16.62%	15.62%
5 Years	2.78%	2.78%
Since Inception*	5.50%	5.50%

Advisor Class Shares†
1 Year	17.83%	17.83%
5 Years	3.82%	3.82%
Since Inception*	6.57%	6.57%

Class R Shares†
1 Year	16.93%	16.93%
5 Years	3.15%	3.15%
Since Inception*	4.83%	4.83%

Class K Shares†
1 Year	17.32%	17.32%
5 Years	3.45%	3.45%
Since Inception*	4.79%	4.79%

Class I Shares†
1 Year	17.73%	17.73%
5 Years	3.81%	3.81%
Since Inception*	5.15%	5.15%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.02%, 1.75%, 1.73%, 0.72%, 1.38%, 1.06% and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 7-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	15

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	7.16%
5 Years	2.35%
Since Inception*	5.56%

Class B Shares
1 Year	7.20%
5 Years	2.51%
Since Inception*	5.40%

Class C Shares
1 Year	10.08%
5 Years	2.51%
Since Inception*	5.41%

Advisor Class Shares†
1 Year	12.20%
5 Years	3.56%
Since Inception*	6.48%

Class R Shares†
1 Year	11.50%
5 Years	2.88%
Since Inception*	4.75%

Class K Shares†
1 Year	11.89%
5 Years	3.21%
Since Inception*	4.70%

Class I Shares†
1 Year	12.20%
5 Years	3.55%
Since Inception*	5.05%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 7-8.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2011
	NAV Returns	SEC Returns

Class A Shares
1 Year	10.99%	6.26%
5 Years	3.72%	2.82%
Since Inception*	5.05%	4.45%

Class B Shares
1 Year	10.18%	6.18%
5 Years	3.00%	3.00%
Since Inception*	4.32%	4.32%

Class C Shares
1 Year	10.28%	9.28%
5 Years	3.02%	3.02%
Since Inception*	4.32%	4.32%

Advisor Class Shares†
1 Year	11.28%	11.28%
5 Years	4.05%	4.05%
Since Inception*	5.36%	5.36%

Class R Shares†
1 Year	10.57%	10.57%
5 Years	3.37%	3.37%
Since Inception*	4.06%	4.06%

Class K Shares†
1 Year	10.93%	10.93%
5 Years	3.70%	3.70%
Since Inception*	4.23%	4.23%

Class I Shares†
1 Year	11.27%	11.27%
5 Years	4.02%	4.02%
Since Inception*	4.54%	4.54%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.03%, 1.75%, 1.74%, 0.73%, 1.40%, 1.08% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 7-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	17

Historical Performance

CONSERVATIVE WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
SEC Returns

Class A Shares
1 Year	3.84%
5 Years	2.75%
Since Inception*	4.41%

Class B Shares
1 Year	3.66%
5 Years	2.91%
Since Inception*	4.25%

Class C Shares
1 Year	6.66%
5 Years	2.91%
Since Inception*	4.26%

Advisor Class Shares†
1 Year	8.77%
5 Years	3.96%
Since Inception*	5.30%

Class R Shares†
1 Year	8.06%
5 Years	3.28%
Since Inception*	4.01%

Class K Shares†
1 Year	8.31%
5 Years	3.59%
Since Inception*	4.16%

Class I Shares†
1 Year	8.74%
5 Years	3.93%
Since Inception*	4.48%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 7-8.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF FEBRUARY 28, 2011
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	19.69%
5 Year	0.10%
Since Inception*	1.90%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	21.61%
5 Year	1.83%
Since Inception*	4.88%

AllianceBernstein International Value Portfolio
1 Year	18.79%
5 Year	0.00%
Since Inception*	4.87%

AllianceBernstein International Growth Portfolio
1 Year	11.48%
5 Year	-0.85%
Since Inception*	2.82%

AllianceBernstein Short Duration Bond Portfolio
1 Year	3.54%
5 Year	3.42%
Since Inception*	3.26%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	7.19%
5 Year	6.51%
Since Inception*	6.00%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	8.17%
5 Year	6.29%
Since Inception*	5.54%

AllianceBernstein High-Yield Portfolio
1 Year	18.15%
5 Year	9.71%
Since Inception*	9.47%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	29.68%
5 Year	7.30%
Since Inception*	8.54%

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	19

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF FEBRUARY 28, 2011
NAV/SEC Returns†

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	54.04%
5 Year	9.53%
Since Inception*	12.80%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	30.62%
5 Year	3.73%
Since Inception*	6.86%

AllianceBernstein Volatility Management Portfolio
6 Month	24.50%
Since Inception**	15.91%

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without sales charges or other fees. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in the Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment by the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	12.12%
5 Year	-0.09%
Since Inception*	1.88%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	14.62%
5 Year	1.83%
Since Inception*	4.78%

AllianceBernstein International Value Portfolio
1 Year	4.94%
5 Year	-1.79%
Since Inception*	3.95%

AllianceBernstein International Growth Portfolio
1 Year	4.77%
5 Year	-1.57%
Since Inception*	2.84%

AllianceBernstein Short Duration Bond Portfolio
1 Year	3.45%
5 Year	3.40%
Since Inception*	3.22%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	6.90%
5 Year	6.72%
Since Inception*	5.92%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	9.17%
5 Year	6.66%
Since Inception*	5.60%

AllianceBernstein High-Yield Portfolio
1 Year	14.04%
5 Year	9.76%
Since Inception*	9.38%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	21.00%
5 Years	7.10%
Since Inception*	8.71%

See Historical Performance and Benchmark disclosures on pages 7-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	21

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^~ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2011)
NAV/SEC Returns†

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	49.32%
5 Year	9.54%
Since Inception*	13.47%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	23.49%
5 Year	3.05%
Since Inception*	6.87%

AllianceBernstein Volatility Management Portfolio
6 Months	14.96%
Since Inception**	15.07%

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without sales charges or other fees. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in the Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

See Historical Performance and Benchmark disclosures on pages 6-7.

22	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	23

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Wealth Appreciation Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,283.08	$6.23	1.10%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%
Class B
Actual	$1,000	$1,278.17	$10.39	1.84%
Hypothetical**	$1,000	$1,015.67	$9.20	1.84%
Class C
Actual	$1,000	$1,278.91	$10.23	1.81%
Hypothetical**	$1,000	$1,015.82	$9.05	1.81%
Advisor Class
Actual	$1,000	$1,286.28	$4.53	0.80%
Hypothetical**	$1,000	$1,020.83	$4.01	0.80%
Class R
Actual	$1,000	$1,282.47	$8.21	1.45%
Hypothetical**	$1,000	$1,017.60	$7.25	1.45%
Class K
Actual	$1,000	$1,283.53	$6.45	1.14%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%
Class I
Actual	$1,000	$1,285.81	$4.59	0.81%
Hypothetical**	$1,000	$1,020.78	$4.06	0.81%

Balanced Wealth Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,182.36	$5.41	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,178.20	$9.29	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,178.02	$9.23	1.71%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%
Advisor Class
Actual	$1,000	$1,184.55	$3.79	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,180.35	$7.30	1.35%
Hypothetical**	$1,000	$1,018.10	$6.76	1.35%
Class K
Actual	$1,000	$1,181.38	$5.62	1.04%
Hypothetical**	$1,000	$1,019.64	$5.21	1.04%
Class I
Actual	$1,000	$1,183.75	$3.84	0.71%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%

24	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

Conservative Wealth Strategy

	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,090.76	$5.24	1.01%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%
Class B
Actual	$1,000	$1,087.39	$8.95	1.73%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%
Class C
Actual	$1,000	$1,087.39	$8.85	1.71%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%
Advisor Class
Actual	$1,000	$1,092.17	$3.63	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,089.54	$7.15	1.38%
Hypothetical**	$1,000	$1,017.95	$6.90	1.38%
Class K
Actual	$1,000	$1,090.46	$5.55	1.07%
Hypothetical**	$1,000	$1,019.49	$5.36	1.07%
Class I
Actual	$1,000	$1,092.14	$3.79	0.73%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	25

Fund Expenses

WEALTH APPRECIATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,848.1

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 77-192. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 12. Additional performance for the Underlying Portfolios may be found on pages 19-22.

26	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,120.7

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 77-192. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 12. Additional performance for the Underlying Portfolios may be found on pages 19-22.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	27

Portfolio Summary

CONSERVATIVE WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $661.9

*	All data are as of February 28, 2011. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 77-192. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 12. Additional performance for the Underlying Portfolios may be found on pages 19-22.

28	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

WEALTH APPRECIATION STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios – Equity – 100.2%
International Growth Portfolio	26,195,941	$236,811,307
International Value Portfolio	29,253,881	252,753,527
Multi-Asset Real Return Portfolio	19,037,812	184,286,018
Small-Mid Cap Growth Portfolio	8,023,591	140,974,492
Small-Mid Cap Value Portfolio	11,512,021	141,712,983
U.S. Large Cap Growth Portfolio	37,294,015	446,036,421
U.S. Value Portfolio	49,275,307	448,405,296

Total Investments – 100.2% (cost $1,834,317,811)		1,850,980,044
Other assets less liabilities – (0.2)%		(2,926,955)

Net Assets – 100.0%		$1,848,053,089

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	29

Wealth Appreciation Strategy—Portfolio of Investments

BALANCED WEALTH STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.3%
The AllianceBernstein Pooling Portfolios – Equity – 66.4%
International Growth Portfolio	19,155,592	$173,166,554
International Value Portfolio	20,886,630	180,460,482
Multi-Asset Real Return Portfolio	22,544,688	218,232,583
Small-Mid Cap Growth Portfolio	4,748,642	83,433,639
Small-Mid Cap Value Portfolio	6,813,137	83,869,713
U.S. Large Cap Growth Portfolio	27,859,704	333,202,064
U.S. Value Portfolio	36,816,953	335,034,267

		1,407,399,302

The AllianceBernstein Pooling Portfolios – Fixed Income – 33.9%
High-Yield Portfolio	14,591,670	150,586,037
Intermediate Duration Bond Portfolio	53,831,079	568,456,195

		719,042,232

Total Investments – 100.3% (cost $2,017,801,182)		2,126,441,534
Other assets less liabilities – (0.3)%		(5,695,931)

Net Assets – 100.0%		$2,120,745,603

See notes to financial statements.

30	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Balanced Wealth Strategy—Portfolio of Investments

CONSERVATIVE WEALTH STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios –Fixed Income – 65.1%
Bond Inflation Protection Portfolio	6,148,058	$66,521,985
Intermediate Duration Bond Portfolio	17,281,598	182,493,669
Short Duration Bond Portfolio	19,033,179	182,147,526

		431,163,180

The AllianceBernstein Pooling Portfolios – Equity – 35.1%
International Growth Portfolio	2,734,323	24,718,277
International Value Portfolio	2,876,214	24,850,489
Multi-Asset Real Return Portfolio	6,945,090	67,228,467
Small-Mid Cap Growth Portfolio	466,051	8,188,512
Small-Mid Cap Value Portfolio	670,988	8,259,867
U.S. Large Cap Growth Portfolio	4,123,540	49,317,543
U.S. Value Portfolio	5,447,190	49,569,432

		232,132,587

Total Investments – 100.2% (cost $607,291,215)		663,295,767
Other assets less liabilities – (0.2)%		(1,442,886)

Net Assets – 100.0%		$661,852,881

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	31

Conservative Wealth Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2011 (unaudited)

Wealth Appreciation Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $1,834,317,811)	$1,850,980,044
Receivable for shares of beneficial interest sold	2,949,979
Receivable for investments sold	1,660,411

Total assets	1,855,590,434

Liabilities
Payable for shares of beneficial interest redeemed	5,547,330
Advisory fee payable	918,126
Distribution fee payable	459,583
Transfer Agent fee payable	221,459
Accrued expenses and other liabilities	390,847

Total liabilities	7,537,345

Net Assets	$1,848,053,089

Composition of Net Assets
Shares of beneficial interest, at par	$1,456
Additional paid-in capital	2,055,885,087
Undistributed net investment income	18,312,878
Accumulated net realized loss on investment transactions	(242,808,565)
Net unrealized appreciation on investments	16,662,233

$1,848,053,089

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$605,502,375	47,590,219	$12.72	*

B	$172,424,380	13,723,714	$12.56

C	$227,051,703	18,052,179	$12.58

Advisor	$785,242,547	61,659,111	$12.74

R	$20,977,796	1,673,479	$12.54

K	$24,963,186	1,975,481	$12.64

I	$11,891,102	936,390	$12.70

*	The maximum offering price per share for Class A shares was $13.28 which reflects a sales charge of 4.25%.

See notes to financial statements.

32	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Assets & Liabilities

Balanced Wealth Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $2,017,801,182)	$2,126,441,534
Receivable for shares of beneficial interest sold	2,414,955
Receivable for investments sold	1,644,212

Total assets	2,130,500,701

Liabilities
Payable for shares of beneficial interest redeemed	7,231,563
Distribution fee payable	912,088
Advisory fee payable	894,023
Transfer Agent fee payable	220,130
Accrued expenses	497,294

Total liabilities	9,755,098

Net Assets	$2,120,745,603

Composition of Net Assets
Shares of beneficial interest, at par	$1,718
Additional paid-in capital	2,296,716,187
Undistributed net investment income	10,353,447
Accumulated net realized loss on investment transactions	(294,966,101)
Net unrealized appreciation on investments	108,640,352

$2,120,745,603

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,106,764,446	89,460,896	$12.37	*

B	$374,808,393	30,483,339	$12.30

C	$457,116,479	37,119,859	$12.31

Advisor	$97,180,264	7,831,831	$12.41

R	$36,877,609	2,989,697	$12.33

K	$24,651,667	1,995,436	$12.35

I	$23,346,745	1,885,917	$12.38

*	The maximum offering price per share for Class A shares was $12.92 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	33

Statement of Assets & Liabilities

Conservative Wealth Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $607,291,215)	$663,295,767
Receivable for investments sold	1,457,374
Receivable for shares of beneficial interest sold	985,173

Total assets	665,738,314

Liabilities
Payable for shares of beneficial interest redeemed	3,085,744
Distribution fee payable	302,303
Advisory fee payable	280,387
Transfer Agent fee payable	55,087
Accrued expenses	161,912

Total liabilities	3,885,433

Net Assets	$661,852,881

Composition of Net Assets
Shares of beneficial interest, at par	$577
Additional paid-in capital	682,270,135
Undistributed net investment income	4,626,786
Accumulated net realized loss on investment transactions	(81,049,169)
Net unrealized appreciation on investments	56,004,552

$661,852,881

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$334,020,108	29,037,060	$11.50	*

B	$116,406,309	10,178,948	$11.44

C	$167,115,933	14,612,952	$11.44

Advisor	$18,613,613	1,615,316	$11.52

R	$15,913,129	1,381,266	$11.52

K	$6,803,127	592,049	$11.49

I	$2,980,662	259,122	$11.50

*	The maximum offering price per share for Class A shares was $12.01 which reflects a sales charge of 4.25%.

See notes to financial statements.

34	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2011 (unaudited)

	Wealth Appreciation Strategy		Balanced Wealth Strategy	Conservative Wealth Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios	$30,639,581		$49,567,846	$15,510,762

Expenses
Advisory fee (see Note B)	5,596,657		5,689,274	1,863,372
Distribution fee – Class A	867,473		1,619,826	513,473
Distribution fee – Class B	832,394		1,850,671	595,744
Distribution fee – Class C	1,091,270		2,242,957	850,604
Distribution fee – Class R	48,984		77,141	37,102
Distribution fee – Class K	27,726		31,705	7,500
Transfer agency – Class A	306,116		579,303	148,508
Transfer agency – Class B	120,234		249,846	66,209
Transfer agency – Class C	131,390		261,421	79,862
Transfer agency – Advisor Class	373,453		49,286	9,573
Transfer agency – Class R	25,472		40,113	19,293
Transfer agency – Class K	22,181		25,364	6,000
Transfer agency – Class I	6,564		13,309	1,532
Printing	178,377		208,156	67,409
Registration fees	76,114		78,698	64,436
Custodian	29,684		29,273	29,725
Trustees’ fees	25,481		25,384	25,509
Legal	21,465		20,384	24,939
Audit	13,291		14,387	14,107
Miscellaneous	16,698		23,597	6,742

Total expenses	9,811,024		13,130,095	4,431,639

Net investment income	20,828,557		36,437,751	11,079,123

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares	(16,706,434)		(49,012,005)	(6,326,057)
Net realized gain distributions from affiliated Underlying Portfolios	– 0	–	1,152,002	386,298
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	416,611,598		354,552,943	53,607,332

Net gain on investment transactions	399,905,164		306,692,940	47,667,573

Net Increase in Net Assets from Operations	$420,733,721		$343,130,691	$58,746,696

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	35

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Wealth Appreciation Strategy
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,828,557	$12,600,426
Net realized loss on sale of affiliated Underlying Portfolio shares	(16,706,434)	(72,456,278)
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	416,611,598	97,911,484

Net increase in net assets from operations	420,733,721	38,055,632
Dividends to Shareholders from
Net investment income
Class A	(5,073,207)	(6,713,772)
Class B	(229,877)	(811,103)
Class C	(300,094)	(1,030,668)
Advisor Class	(8,300,091)	(7,754,205)
Class R	(103,687)	(183,524)
Class K	(179,383)	(226,703)
Class I	(124,024)	(201,962)
Transactions in Shares of Beneficial Interest
Net decrease	(70,852,301)	(74,660,159)

Total increase (decrease)	335,571,057	(53,526,464)
Net Assets
Beginning of period	1,512,482,032	1,566,008,496

End of period (including undistributed net investment income of $18,312,878 and $11,794,684, respectively)	$1,848,053,089	$1,512,482,032

See notes to financial statements.

36	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Changes in Net Assets

Balanced Wealth Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$36,437,751	$40,840,321
Net realized loss on sale of affiliated Underlying Portfolio shares	(49,012,005)	(95,247,109)
Net realized gain distributions from affiliated Underlying Portfolios	1,152,002	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	354,552,943	196,862,286

Net increase in net assets from operations	343,130,691	142,455,498
Dividends and Distributions to Shareholders from
Net investment income
Class A	(15,038,791)	(24,613,650)
Class B	(3,873,978)	(6,115,179)
Class C	(4,678,341)	(7,226,027)
Advisor Class	(1,375,992)	(2,077,085)
Class R	(420,580)	(467,254)
Class K	(361,630)	(509,974)
Class I	(334,992)	(620,864)
Tax return of capital
Class A	– 0	–	(167,732)
Class B	– 0	–	(41,673)
Class C	– 0	–	(49,243)
Advisor Class	– 0	–	(14,154)
Class R	– 0	–	(3,184)
Class K	– 0	–	(3,475)
Class I	– 0	–	(4,231)
Transactions in Shares of Beneficial Interest
Net decrease	(158,209,899)	(241,657,808)

Total increase (decrease)	158,836,488	(141,116,035)
Net Assets
Beginning of period	1,961,909,115	2,103,025,150

End of period (including undistributed net investment income of $10,353,447 and $0, respectively)	$2,120,745,603	$1,961,909,115

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	37

Statement of Changes in Net Assets

Conservative Wealth Strategy
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,079,123	$11,396,974
Net realized loss on sale of affiliated Underlying Portfolio shares	(6,326,057)	(20,007,041)
Net realized gain distributions from affiliated Underlying Portfolios	386,298	– 0	–
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	53,607,332	57,795,808

Net increase in net assets from operations	58,746,696	49,185,741
Dividends and Distributions to Shareholders from
Net investment income
Class A	(3,778,133)	(6,965,475)
Class B	(893,583)	(1,650,023)
Class C	(1,280,173)	(2,251,518)
Advisor Class	(269,155)	(582,375)
Class R	(134,114)	(233,285)
Class K	(62,134)	(94,054)
Class I	(35,045)	(66,418)
Tax return of capital
Class A	– 0	–	(159,515)
Class B	– 0	–	(37,787)
Class C	– 0	–	(51,562)
Advisor Class	– 0	–	(13,337)
Class R	– 0	–	(5,342)
Class K	– 0	–	(2,154)
Class I	– 0	–	(1,521)
Transactions in Shares of Beneficial Interest
Net decrease	(74,751,137)	(78,906,563)

Total decrease	(22,456,778)	(41,835,188)
Net Assets
Beginning of period	684,309,659	726,144,847

End of period (including undistributed net investment income of $4,626,786 and $0, respectively)	$661,852,881	$684,309,659

See notes to financial statements.

38	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2011 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Portfolios (the “Trust”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Conservative Wealth Strategy (until December 31, 2009, known as Wealth Preservation Strategy), the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Conservative Wealth Strategy (until December 31, 2009, known as Tax-Managed Wealth Preservation Strategy). Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Wealth Appreciation Strategy, the Balanced Wealth Strategy and the Conservative Wealth Strategy (the “Strategies”). The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	39

Notes to Financial Statements

liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Underlying Portfolios	Level 1	Level 2		Level 3		Total
Wealth Appreciation Strategy
Investment Companies	$1,850,980,044	– 0	–	– 0	–	$1,850,980,044

Balanced Wealth Strategy
Investment Companies	$2,126,441,534	– 0	–	– 0	–	$2,126,441,534

Conservative Wealth Strategy
Investment Companies	$663,295,767	– 0	–	– 0	–	$663,295,767

40	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

3. Taxes

It is each Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged to each Strategy in proportion to each Strategy’s respective net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	41

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Strategies pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
Wealth Appreciation	.65%	.55%	.50%
Balanced Wealth	.55%	.45%	.40%
Conservative Wealth	.55%	.45%	.40%

Such fees are accrued daily and paid monthly.

The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (including expenses of the Underlying Portfolios) on an annual basis (the “Expense Caps”) as follows:

Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Wealth Appreciation	1.50%	2.20%	2.20%	1.20%	1.70%	1.45%	1.20%
Balanced Wealth	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%
Conservative Wealth	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%

The Expense Caps expired on January 1, 2009.

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $375,686, $391,215 and $105,749 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Conservative Wealth Strategy, respectively, for the six months ended February 28, 2011.

42	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2011 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A	Class B	Class C
Wealth Appreciation	$25,181	$6,206	$66,114	$7,775
Balanced Wealth	72,249	17,407	147,275	12,695
Conservative Wealth	30,074	2,044	45,516	6,963

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Strategies’ average daily net assets attributable to Class A shares, 1% of the Strategies’ average daily net assets attributable to both Class B and Class C shares, .50% of the Strategies’ average daily net assets attributable to Class R shares and .25% of the Strategies’ average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Strategies’ average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategies’ shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of each Strategy’s shares.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	43

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2011 were as follows:

Strategy	Purchases	Sales
Wealth Appreciation	$39,537,149	$103,866,450
Balanced Wealth	60,227,250	206,037,340
Conservative Wealth	19,179,024	88,737,227

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Strategy	Appreciation	(Depreciation)
Wealth Appreciation	$149,029,437	$(132,367,204)	$16,662,233
Balanced Wealth	170,247,996	(61,607,644)	108,640,352
Conservative Wealth	59,117,019	(3,112,467)	56,004,552

1. Currency Transactions

A Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

44	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class A
Shares sold	2,448,644	7,318,899	$28,909,075	$78,202,758

Shares issued in reinvestment of dividends	410,326	599,087	4,854,153	6,275,312

Shares converted from Class B	183,476	612,947	2,155,821	6,433,763

Shares redeemed	(7,296,344)	(14,284,921)	(86,056,946)	(150,996,833)

Net decrease	(4,253,898)	(5,753,988)	$(50,137,897)	$(60,085,000)

Class B
Shares sold	166,053	522,861	$1,935,646	$5,515,317

Shares issued in reinvestment of dividends	18,645	74,697	218,145	774,604

Shares converted to Class A	(186,293)	(621,921)	(2,155,821)	(6,433,763)

Shares redeemed	(1,636,629)	(3,590,867)	(18,908,751)	(37,626,907)

Net decrease	(1,638,224)	(3,615,230)	$(18,910,781)	$(37,770,749)

Class C
Shares sold	653,418	1,954,847	$7,679,470	$20,600,729

Shares issued in reinvestment of dividends	23,499	91,831	275,170	952,283

Shares redeemed	(2,799,616)	(6,202,223)	(32,423,360)	(64,869,962)

Net decrease	(2,122,699)	(4,155,545)	$(24,468,720)	$(43,316,950)

Advisor Class
Shares sold	8,957,290	20,595,503	$106,198,941	$218,939,751

Shares issued in reinvestment of dividends	388,738	467,722	4,598,774	4,901,704

Shares redeemed	(7,126,929)	(15,091,039)	(84,606,385)	(160,431,503)

Net increase	2,219,099	5,972,186	$26,191,330	$63,409,952

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	45

Notes to Financial Statements

	Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class R
Shares sold	154,422	496,486	$1,785,814	$5,163,635

Shares issued in reinvestment of dividends	8,893	17,766	103,687	183,523

Shares redeemed	(281,203)	(397,309)	(3,207,548)	(4,157,233)

Net increase (decrease)	(117,888)	116,943	$(1,318,047)	$1,189,925

Class K
Shares sold	262,537	763,857	$3,098,624	$8,002,940

Shares issued in reinvestment of dividends	15,266	21,777	179,382	226,702

Shares redeemed	(321,265)	(444,311)	(3,617,990)	(4,589,021)

Net increase (decrease)	(43,462)	341,323	$(339,984)	$3,640,621

Class I
Shares sold	68,289	896,201	$753,587	$9,728,318

Shares issued in reinvestment of dividends	10,510	19,326	124,024	201,962

Shares redeemed	(252,754)	(1,079,083)	(2,745,813)	(11,658,238)

Net decrease	(173,955)	(163,556)	$(1,868,202)	$(1,727,958)

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class A
Shares sold	5,350,970	17,265,366	$62,923,850	$187,304,897

Shares issued in reinvestment of dividends and distributions	1,247,437	2,168,407	14,340,948	23,496,140

Shares converted from Class B	226,144	821,712	2,660,036	8,918,394

Shares redeemed	(13,661,516)	(29,294,364)	(160,353,816)	(316,638,262)

Net decrease	(6,836,965)	(9,038,879)	$(80,428,982)	$(96,918,831)

46	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class B
Shares sold	337,082	999,421	$3,950,610	$10,832,723

Shares issued in reinvestment of dividends and distributions	320,617	541,719	3,677,932	5,837,851

Shares converted to Class A	(227,364)	(826,021)	(2,660,036)	(8,918,394)

Shares redeemed	(3,584,484)	(7,257,698)	(41,767,200)	(78,197,931)

Net decrease	(3,154,149)	(6,542,579)	$(36,798,694)	$(70,445,751)

Class C
Shares sold	1,580,179	4,639,348	$18,556,970	$50,100,224

Shares issued in reinvestment of dividends and distributions	370,334	613,439	4,255,591	6,617,409

Shares redeemed	(5,549,231)	(11,305,246)	(64,735,656)	(121,992,827)

Net decrease	(3,598,718)	(6,052,459)	$(41,923,095)	$(65,275,194)

Advisor Class
Shares sold	1,247,729	4,189,151	$14,800,706	$45,089,972

Shares issued in reinvestment of dividends and distributions	105,423	173,742	1,212,949	1,886,326

Shares redeemed	(1,439,913)	(4,842,821)	(17,047,210)	(52,355,566)

Net decrease	(86,761)	(479,928)	$(1,033,555)	$(5,379,268)

Class R
Shares sold	940,001	650,944	$11,020,984	$7,030,025

Shares issued in reinvestment of dividends and distributions	36,504	43,481	420,580	470,438

Shares redeemed	(345,776)	(574,586)	(4,102,678)	(6,218,490)

Net increase	630,729	119,839	$7,338,886	$1,281,973

Class K
Shares sold	206,720	1,273,010	$2,457,719	$13,628,070

Shares issued in reinvestment of dividends and distributions	31,509	47,383	361,629	513,432

Shares redeemed	(588,724)	(648,207)	(6,908,229)	(7,120,021)

Net increase (decrease)	(350,495)	672,186	$(4,088,881)	$7,021,481

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	47

Notes to Financial Statements

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class I
Shares sold	64,834	706,589	$743,721	$7,672,548

Shares issued in reinvestment of dividends and distributions	29,066	57,519	334,003	621,929

Shares redeemed	(206,003)	(1,893,329)	(2,353,302)	(20,236,695)

Net decrease	(112,103)	(1,129,221)	$(1,275,578)	$(11,942,218)

	Conservative Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Class A
Shares sold	2,117,404	7,370,838	$23,711,298	$78,017,014

Shares issued in reinvestment of dividends and distributions	315,421	623,593	3,477,450	6,588,154

Shares converted from Class B	62,269	267,697	697,212	2,845,780

Shares redeemed	(5,950,407)	(10,765,132)	(66,634,086)	(113,996,917)

Net decrease	(3,455,313)	(2,503,004)	$(38,748,126)	$(26,545,969)

Class B
Shares sold	155,364	417,891	$1,723,756	$4,391,891

Shares issued in reinvestment of dividends and distributions	75,859	149,966	834,599	1,576,913

Shares converted to Class A	(62,593)	(269,082)	(697,212)	(2,845,780)

Shares redeemed	(1,305,674)	(2,684,401)	(14,565,056)	(28,318,111)

Net decrease	(1,137,044)	(2,385,626)	$(12,703,913)	$(25,195,087)

Class C
Shares sold	664,842	2,364,076	$7,407,801	$24,871,632

Shares issued in reinvestment of dividends and distributions	103,272	195,420	1,136,218	2,054,193

Shares redeemed	(2,309,975)	(4,617,261)	(25,753,702)	(48,639,111)

Net decrease	(1,541,861)	(2,057,765)	$(17,209,683)	$(21,713,286)

48	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

	Conservative Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010

Advisor Class
Shares sold	88,420	635,886	$988,615	$6,732,869

Shares issued in reinvestment of dividends and distributions	21,293	50,421	234,819	532,985

Shares redeemed	(707,764)	(1,374,381)	(7,967,352)	(14,617,211)

Net decrease	(598,051)	(688,074)	$(6,743,918)	$(7,351,357)

Class R
Shares sold	211,504	549,879	$2,391,812	$5,786,074

Shares issued in reinvestment of dividends and distributions	12,117	22,531	134,053	238,606

Shares redeemed	(221,882)	(449,045)	(2,485,221)	(4,758,895)

Net increase	1,739	123,365	$40,644	$1,265,785

Class K
Shares sold	121,748	99,299	$1,362,487	$1,055,586

Shares issued in reinvestment of dividends and distributions	5,160	8,612	56,860	90,905

Shares redeemed	(46,405)	(63,490)	(516,886)	(675,089)

Net increase	80,503	44,421	$902,461	$471,402

Class I
Shares sold	30,032	141,198	$331,987	$1,492,936

Shares issued in reinvestment of dividends and distributions	3,182	6,433	35,045	67,939

Shares redeemed	(59,175)	(131,746)	(655,634)	(1,398,926)

Net increase (decrease)	(25,961)	15,885	$(288,602)	$161,949

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	49

Notes to Financial Statements

interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involve special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments denominated in foreign currencies, the Portfolio’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2011.

50	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2010 and August 31, 2009 were as follows:

Wealth Appreciation Strategy	2010		2009
Distributions paid from:
Ordinary income	$16,921,937		$9,377,202
Long-term capital gains	– 0	–	94,805,803

Total taxable distributions	16,921,937		104,183,005

Total distributions paid	$16,921,937		$104,183,005

Balanced Wealth Strategy	2010		2009
Distributions paid from:
Ordinary income	$41,630,033		$55,602,794
Long-term capital gains	– 0	–	82,842,966

Total taxable distributions	41,630,033		138,445,760
Tax return of capital	283,692		– 0	–

Total distributions paid	$41,913,725		$138,445,760

Conservative Wealth Strategy	2010		2009
Distributions paid from:
Ordinary income	$11,843,148		$22,265,667
Long-term capital gains	– 0	–	16,155,301

Total taxable distributions	11,843,148		38,420,968
Tax return of capital	271,218		– 0	–

Total distributions paid	$12,114,366		$38,420,968

As of August 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income		Undistributed Long-Term Gains			Accumulated Capital and Other Gains (Losses)(b)	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Wealth Appreciation	$11,794,684		$	– 0	–	$(150,290,697)	$(475,760,798)	$(614,256,811)
Balanced Wealth	– 0	–		– 0	–	(208,346,108)	(284,672,582)	(493,018,690)
Conservative Wealth	– 0	–		– 0	–	(65,369,836)	(7,342,354)	(72,712,190)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(b)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. Wealth Appreciation, Balanced Wealth, and Conservative Wealth Strategies elect to defer $37,249,216, $57,476,916, and $10,587,050, respectively, of capital losses that are deemed to arise in the

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	51

Notes to Financial Statements

next taxable year. Additionally, on August 31, 2010, Wealth Appreciation, Balanced Wealth, and Conservative Wealth Strategies had capital loss carryovers for federal income tax purposes.

On August 31, 2010, each Strategy had capital loss carryovers for federal income tax purposes which will expire in the years shown below:

	Wealth Appreciation	Balanced Wealth	Conservative Wealth
Capital Losses Expiring in 2017	$21,540,462	$10,504,401	$5,315,809
Capital Losses Expiring in 2018	91,501,019	140,364,791	49,466,977

Total Capital Losses	$113,041,481	$150,869,192	$54,782,786

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

52	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.00		$ 9.89		$ 13.38	$ 16.32	$ 14.39	$ 12.74

Income From Investment Operations
Net investment income(a)	.14		.09		.12	.36	.27	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		.14		(2.91)	(2.70)	2.00	1.67

Net increase (decrease) in net asset value from operations	2.82		.23		(2.79)	(2.34)	2.27	1.73

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.12)		(.07)	(.32)	(.30)	(.05)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.10)		(.12)		(.70)	(.60)	(.34)	(.08)

Net asset value, end of period	$ 12.72		$ 10.00		$ 9.89	$ 13.38	$ 16.32	$ 14.39

Total Return
Total investment return based on net asset value(b)	28.31%		2.27%		(19.63)%	(14.86)%	15.88%	13.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$605,502		$518,314		$569,413	$825,949	$906,379	$526,745
Ratio to average net assets of:
Expenses(c)	1.10	%(d)(e)	1.10	%(e)	1.14%	1.08%	1.07%	1.13	%(e)
Net investment income	2.48	%(d)(e)	.86	%(e)	1.33%	2.39%	1.68%	.41	%(e)
Portfolio turnover rate	2%		4%		9%	4%	5%	1%
See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	53

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 9.84	$ 9.73	$ 13.17	$ 16.08	$ 14.21	$ 12.62

Income From Investment Operations
Net investment income (loss)(a)	.10	.01	.05	.25	.17	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.64	.15	(2.86)	(2.67)	1.95	1.66

Net increase (decrease) in net asset value from operations	2.74	.16	(2.81)	(2.42)	2.12	1.62

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.05)	– 0	–	(.21)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.02)	(.05)	(.63)	(.49)	(.25)	(.03)

Net asset value, end of period	$ 12.56	$ 9.84	$ 9.73	$ 13.17	$ 16.08	$ 14.21

Total Return
Total investment return based on net asset value(b)	27.82%	1.57%	(20.24)%	(15.49)%	15.02%	12.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$172,424	$151,107	$184,655	$291,413	$365,429	$261,738
Ratio to average net assets of:
Expenses(c)	1.84	%(d)(e)	1.84	%(e)	1.89%	1.80%	1.79%	1.85	%(e)
Net investment income (loss)	1.74	%(d)(e)	.13	%(e)	.60%	1.70%	1.05%	(.32	)%(e)
Portfolio turnover rate	2%	4%	9%	4%	5%	1%

See footnote summary on page 74.

54	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 9.85	$ 9.74	$ 13.18	$ 16.08	$ 14.21	$ 12.62

Income From Investment Operations
Net investment income (loss)(a)	.10	.02	.05	.25	.15	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65	.14	(2.86)	(2.66)	1.97	1.66

Net increase (decrease) in net asset value from operations	2.75	.16	(2.81)	(2.41)	2.12	1.62

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.05)	– 0	–	(.21)	(.21)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.02)	(.05)	(.63)	(.49)	(.25)	(.03)

Net asset value, end of period	$ 12.58	$ 9.85	$ 9.74	$ 13.18	$ 16.08	$ 14.21

Total Return
Total investment return based on net asset value(b)	27.89%	1.57%	(20.23)%	(15.43)%	15.02%	12.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$227,052	$198,641	$236,908	$378,541	$440,098	$244,732
Ratio to average net assets of:
Expenses(c)	1.81	%(d)(e)	1.82	%(e)	1.86%	1.79%	1.77%	1.83	%(e)
Net investment income (loss)	1.77	%(d)(e)	.15	%(e)	.63%	1.70%	.96%	(.30	)%(e)
Portfolio turnover rate	2%	4%	9%	4%	5%	1%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	55

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Advisor Class
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.02		$ 9.91		$ 13.44	$ 16.39	$ 14.44	$ 12.77

Income From Investment Operations
Net investment income(a)	.16		.12		.13	.38	.32	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.70		.14		(2.91)	(2.69)	2.00	1.69

Net increase (decrease) in net asset value from operations	2.86		.26		(2.78)	(2.31)	2.32	1.78

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.15)		(.12)	(.36)	(.33)	(.08)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.14)		(.15)		(.75)	(.64)	(.37)	(.11)

Net asset value, end of period	$ 12.74		$ 10.02		$ 9.91	$ 13.44	$ 16.39	$ 14.44

Total Return
Total investment return based on net asset value(b)	28.63%		2.54%		(19.39)%	(14.62)%	16.23%	13.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$785,243		$595,665		$529,636	$552,028	$477,616	$300,451
Ratio to average net assets of:
Expenses(c)	.80	%(d)(e)	.80	%(e)	.84%	.78%	.77%	.82	%(e)
Net investment income	2.73	%(d)(e)	1.13	%(e)	1.54%	2.50%	2.00%	.67	%(e)
Portfolio turnover rate	2%		4%		9%	4%	5%	1%

See footnote summary on page 74.

56	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class R
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.83		$ 9.75		$ 13.20	$ 16.13	$ 14.27	$ 12.69

Income From Investment Operations
Net investment income (loss)(a)	.12		.05		.08	.27	.20	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65		.14		(2.85)	(2.64)	1.99	1.71

Net increase (decrease) in net asset value from operations	2.77		.19		(2.77)	(2.37)	2.19	1.67

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.11)		(.05)	(.28)	(.29)	(.06)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.06)		(.11)		(.68)	(.56)	(.33)	(.09)

Net asset value, end of period	$ 12.54		$ 9.83		$ 9.75	$ 13.20	$ 16.13	$ 14.27

Total Return
Total investment return based on net asset value(b)	28.25%		1.85%		(19.86)%	(15.17)%	15.44%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,978		$17,617		$16,317	$16,705	$12,568	$6,185
Ratio to average net assets of:
Expenses(c)	1.45	%(d)(e)	1.45	%(e)	1.45%	1.43%	1.44%	1.46	%(e)
Net investment income (loss)	2.08	%(d)(e)	.50	%(e)	.94%	1.84%	1.26%	(.33	)%(e)
Portfolio turnover rate	2%		4%		9%	4%	5%	1%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	57

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class K
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.93		$ 9.83		$ 13.32	$ 16.25	$ 14.35	$ 12.74

Income From Investment Operations
Net investment income(a)	.14		.08		.11	.36	.27	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.67		.15		(2.89)	(2.70)	1.98	1.68

Net increase (decrease) in net asset value from operations	2.81		.23		(2.78)	(2.34)	2.25	1.73

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.13)		(.08)	(.31)	(.31)	(.09)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.10)		(.13)		(.71)	(.59)	(.35)	(.12)

Net asset value, end of period	$ 12.64		$ 9.93		$ 9.83	$ 13.32	$ 16.25	$ 14.35

Total Return
Total investment return based on net asset value(b)	28.35%		2.28%		(19.66)%	(14.89)%	15.80%	13.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,963		$20,044		$16,494	$15,393	$15,478	$7,850
Ratio to average net assets of:
Expenses(c)	1.14	%(d)(e)	1.13	%(e)	1.14%	1.07%	1.13%	1.15	%(e)
Net investment income	2.43	%(d)(e)	.78	%(e)	1.23%	2.39%	1.67%	.38	%(e)
Portfolio turnover rate	2%		4%		9%	4%	5%	1%

See footnote summary on page 74.

58	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class I
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 9.99		$ 9.88		$ 13.41	$ 16.34	$ 14.41	$ 12.75

Income From Investment Operations
Net investment income(a)	.16		.13		.14	.41	.34	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69		.13		(2.91)	(2.70)	1.96	1.65

Net increase (decrease) in net asset value from operations	2.85		.26		(2.77)	(2.29)	2.30	1.78

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.15)		(.13)	(.36)	(.33)	(.09)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.63)	(.28)	(.04)	(.03)

Total dividends and distributions	(.14)		(.15)		(.76)	(.64)	(.37)	(.12)

Net asset value, end of period	$ 12.70		$ 9.99		$ 9.88	$ 13.41	$ 16.34	$ 14.41

Total Return
Total investment return based on net asset value(b)	28.58%		2.58%		(19.38)%	(14.56)%	16.11%	14.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,891		$11,094		$12,584	$17,025	$19,072	$16,452
Ratio to average net assets of:
Expenses(c)	.81	%(d)(e)	.80	%(e)	.81%	.74%	.80%	.84	%(e)
Net investment income	2.81	%(d)(e)	1.18	%(e)	1.61%	2.72%	2.12%	.98	%(e)
Portfolio turnover rate	2%		4%		9%	4%	5%	1%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	59

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Class A
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.61	$ 10.14	$ 12.04	$ 13.94	$ 12.86	$ 11.96

Income From Investment Operations
Net investment income(a)	.22	.24	.27	.48	.37	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70	.47	(1.50)	(1.75)	1.12	.93

Net increase (decrease) in net asset value from operations	1.92	.71	(1.23)	(1.27)	1.49	1.17

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.24)	(.28)	(.48)	(.39)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.24)	(.67)	(.63)	(.41)	(.27)

Net asset value, end of period	$ 12.37	$ 10.61	$ 10.14	$ 12.04	$ 13.94	$ 12.86

Total Return
Total investment return based on net asset value(b)	18.24%	6.98%	(9.09)%	(9.49)%	11.68%	9.94%
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$1,107	$1,022	$1,069	$1,404	$1,482	$935
Ratio to average net assets of:
Expenses(c)	1.00	%(d)(e)	.99	%(e)	1.01%	.93%	.95%	.99	%(e)
Net investment income	3.80	%(d)(e)	2.19	%(e)	3.05%	3.62%	2.72%	1.91	%(e)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

60	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.55	$ 10.09	$ 11.97	$ 13.86	$ 12.80	$ 11.91

Income From Investment Operations
Net investment income(a)	.18	.16	.21	.38	.28	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69	.46	(1.49)	(1.73)	1.10	.93

Net increase (decrease) in net asset value from operations	1.87	.62	(1.28)	(1.35)	1.38	1.08

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.16)	(.21)	(.39)	(.30)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.16)	(.60)	(.54)	(.32)	(.19)

Net asset value, end of period	$ 12.30	$ 10.55	$ 10.09	$ 11.97	$ 13.86	$ 12.80

Total Return
Total investment return based on net asset value(b)	17.82%	6.16%	(9.69)%	(10.12)%	10.85%	9.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$374,808	$354,756	$405,281	$571,333	$648,527	$455,131
Ratio to average net assets of:
Expenses(c)	1.72	%(d)(e)	1.72	%(e)	1.74%	1.66%	1.66%	1.71	%(e)
Net investment income	3.09	%(d)(e)	1.47	%(e)	2.33%	2.91%	2.04%	1.20	%(e)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	61

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.56	$ 10.10	$ 11.98	$ 13.87	$ 12.80	$ 11.91

Income From Investment Operations
Net investment income(a)	.18	.16	.21	.39	.27	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69	.46	(1.49)	(1.74)	1.12	.93

Net increase (decrease) in net asset value from operations	1.87	.62	(1.28)	(1.35)	1.39	1.08

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.16)	(.21)	(.39)	(.30)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.16)	(.60)	(.54)	(.32)	(.19)

Net asset value, end of period	$ 12.31	$ 10.56	$ 10.10	$ 11.98	$ 13.87	$ 12.80

Total Return
Total investment return based on net asset value(b)	17.80%	6.15%	(9.69)%	(10.11)%	10.92%	9.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$457,116	$430,059	$472,336	$683,989	$750,829	$420,484
Ratio to average net assets of:
Expenses(c)	1.71	%(d)(e)	1.70	%(e)	1.72%	1.64%	1.65%	1.70	%(e)
Net investment income	3.10	%(d)(e)	1.49	%(e)	2.37%	2.93%	1.99%	1.22	%(e)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

62	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Advisor Class
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.64	$ 10.17	$ 12.07	$ 13.97	$ 12.89	$ 11.98

Income From Investment Operations
Net investment income(a)	.23	.26	.30	.49	.42	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.72	.48	(1.50)	(1.72)	1.11	.95

Net increase (decrease) in net asset value from operations	1.95	.74	(1.20)	(1.23)	1.53	1.22

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.27)	(.31)	(.52)	(.43)	(.27)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.27)	(.70)	(.67)	(.45)	(.31)

Net asset value, end of period	$ 12.41	$ 10.64	$ 10.17	$ 12.07	$ 13.97	$ 12.89

Total Return
Total investment return based on net asset value(b)	18.45%	7.27%	(8.79)%	(9.19)%	11.98%	10.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,180	$84,269	$85,434	$113,428	$112,984	$83,781
Ratio to average net assets of:
Expenses(c)	.70	%(d)(e)	.69	%(e)	.71%	.63%	.65%	.69	%(e)
Net investment income	4.01	%(d)(e)	2.45	%(e)	3.35%	3.74%	3.01%	2.17	%(e)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	63

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Class R
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.58	$ 10.12	$ 12.02	$ 13.91	$ 12.85	$ 11.95

Income From Investment Operations
Net investment income(a)	.17	.19	.23	.38	.29	.13	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.73	.47	(1.49)	(1.69)	1.14	1.00

Net increase (decrease) in net asset value from operations	1.90	.66	(1.26)	(1.31)	1.43	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.20)	(.25)	(.43)	(.35)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.20)	(.64)	(.58)	(.37)	(.23)

Net asset value, end of period	$ 12.33	$ 10.58	$ 10.12	$ 12.02	$ 13.91	$ 12.85

Total Return
Total investment return based on net asset value(b)	18.04%	6.52%	(9.37)%	(9.75)%	11.23%	9.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,878	$24,966	$22,659	$21,129	$15,254	$3,651
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(c)	1.35	%(d)(e)	1.35	%(e)	1.33%	1.31%	1.33%	1.33	%(e)
Expenses, before waivers/reimbursements(c)	1.35	%(d)(e)	1.35	%(e)	1.33%	1.31%	1.33%	1.35	%(e)
Net investment income	2.99	%(d)(e)	1.80	%(e)	2.59%	2.99%	2.11%	1.07	%(e)(g)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

64	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Class K
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.60	$ 10.13	$ 12.03	$ 13.92	$ 12.85	$ 11.96

Income From Investment Operations
Net investment income(a)	.23	.22	.26	.47	.37	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.68	.49	(1.49)	(1.73)	1.10	.97

Net increase (decrease) in net asset value from operations	1.91	.71	(1.23)	(1.26)	1.47	1.16

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.24)	(.28)	(.48)	(.38)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.24)	(.67)	(.63)	(.40)	(.27)

Net asset value, end of period	$ 12.35	$ 10.60	$ 10.13	$ 12.03	$ 13.92	$ 12.85

Total Return
Total investment return based on net asset value(b)	18.14%	6.95%	(9.12)%	(9.45)%	11.58%	9.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,652	$24,859	$16,961	$14,144	$15,411	$7,194
Ratio to average net assets of:
Expenses(c)	1.04	%(d)(e)	1.03	%(e)	1.03%	.94%	1.02%	1.05	%(e)
Net investment income	3.89	%(d)(e)	2.06	%(e)	2.83%	3.57%	2.69%	1.55	%(e)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	65

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Balanced Wealth Strategy
Class I
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.62	$ 10.15	$ 12.04	$ 13.94	$ 12.86	$ 11.96

Income From Investment Operations
Net investment income(a)	.24	.26	.28	.52	.43	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70	.48	(1.47)	(1.75)	1.09	.92

Net increase (decrease) in net asset value from operations	1.94	.74	(1.19)	(1.23)	1.52	1.21

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.27)	(.31)	(.52)	(.42)	(.27)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.39)	(.15)	(.02)	(.04)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.27)	(.70)	(.67)	(.44)	(.31)

Net asset value, end of period	$ 12.38	$ 10.62	$ 10.15	$ 12.04	$ 13.94	$ 12.86

Total Return
Total investment return based on net asset value(b)	18.38%	7.27%	(8.73)%	(9.21)%	11.96%	10.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,347	$21,211	$31,728	$28,153	$21,371	$19,723
Ratio to average net assets of:
Expenses(c)	.71	%(d)(e)	.69	%(e)	.71%	.63%	.69%	.71	%(e)
Net investment income	4.09	%(d)(e)	2.49	%(e)	3.18%	3.94%	3.09%	2.33	%(e)
Portfolio turnover rate	3%	5%	9%	6%	3%	1%

See footnote summary on page 74.

66	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Conservative Wealth Strategy
	Class A
	Six Months Ended February 28, 2011 (unaudited)		Year Ended August 31,
			2010		2009	2008	2007	2006

Net asset value, beginning of period	$ 10.66		$ 10.14		$ 11.09	$ 12.14	$ 11.66	$ 11.17

Income From Investment Operations
Net investment income(a)	.20		.20		.31	.46	.37	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76		.53		(.71)	(.94)	.52	.47

Net increase (decrease) in net asset value from operations	.96		.73		(.40)	(.48)	.89	.74

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.21)		(.33)	(.47)	(.38)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.00	)(f)	.0	.0	.0	.0

Total dividends and distributions	(.12)		(.21)		(.55)	(.57)	(.41)	(.25)

Net asset value, end of period	$ 11.50		$ 10.66		$ 10.14	$ 11.09	$ 12.14	$ 11.66

Total Return
Total investment return based on net asset value(b)	9.08%		7.21%		(3.01)%	(4.15)%	7.66%	6.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$334,020		$346,347		$354,786	$444,466	$400,294	$268,341
Ratio to average net assets of:
Expenses(c)	1.01	%(d)(e)	1.00	%(e)	1.00%	.96%	.98%	1.02	%(e)
Net investment income	3.59	%(d)(e)	1.87	%(e)	3.35%	3.88%	3.06%	2.42	%(e)
Portfolio turnover rate	3%		5%		13%	5%	3%	2%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	67

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class B
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.60	$ 10.08	$ 11.03	$ 12.08	$ 11.61	$ 11.13

Income From Investment Operations
Net investment income(a)	.16	.12	.25	.37	.28	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76	.53	(.72)	(.93)	.52	.47

Net increase (decrease) in net asset value from operations	.92	.65	(.47)	(.56)	.80	.66

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.13)	(.26)	(.39)	(.30)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.08)	(.13)	(.48)	(.49)	(.33)	(.18)

Net asset value, end of period	$ 11.44	$ 10.60	$ 10.08	$ 11.03	$ 12.08	$ 11.61

Total Return
Total investment return based on net asset value(b)	8.74%	6.48%	(3.75)%	(4.85)%	6.92%	5.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,406	$119,926	$138,128	$185,022	$172,580	$124,623
Ratio to average net assets of:
Expenses(c)	1.73	%(d)(e)	1.72	%(e)	1.73%	1.68%	1.70%	1.73	%(e)
Net investment income	2.85	%(d)(e)	1.17	%(e)	2.64%	3.17%	2.37%	1.72	%(e)
Portfolio turnover rate	3%	5%	13%	5%	3%	2%

See footnote summary on page 74.

68	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class C
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.60	$ 10.08	$ 11.02	$ 12.07	$ 11.60	$ 11.12

Income From Investment Operations
Net investment income(a)	.16	.12	.25	.38	.28	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76	.53	(.71)	(.94)	.52	.47

Net increase (decrease) in net asset value from operations	.92	.65	(.46)	(.56)	.80	.66

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.13)	(.26)	(.39)	(.30)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.00	) (f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.08)	(.13)	(.48)	(.49)	(.33)	(.18)

Net asset value, end of period	$ 11.44	$ 10.60	$ 10.08	$ 11.02	$ 12.07	$ 11.60

Total Return
Total investment return based on net asset value(b)	8.74%	6.48%	(3.66)%	(4.85)%	6.93%	5.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,116	$171,195	$183,559	$246,147	$230,707	$135,419
Ratio to average net assets of:
Expenses(c)	1.71	%(d)(e)	1.71	%(e)	1.71%	1.67%	1.69%	1.72	%(e)
Net investment income	2.87	%(d)(e)	1.17	%(e)	2.65%	3.23%	2.34%	1.72	%(e)
Portfolio turnover rate	3%	5%	13%	5%	3%	2%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	69

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Advisor Class
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.68	$ 10.15	$ 11.11	$ 12.16	$ 11.67	$ 11.18

Income From Investment Operations
Net investment income(a)	.21	.23	.32	.47	.43	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.77	.54	(.70)	(.91)	.50	.47

Net increase (decrease) in net asset value from operations	.98	.77	(.38)	(.44)	.93	.78

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.23)	(.36)	(.51)	(.41)	(.28)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.24)	(.58)	(.61)	(.44)	(.29)

Net asset value, end of period	$ 11.52	$ 10.68	$ 10.15	$ 11.11	$ 12.16	$ 11.67

Total Return
Total investment return based on net asset value(b)	9.22%	7.62%	(2.79)%	(3.86)%	8.05%	7.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,614	$23,631	$29,458	$30,719	$25,415	$24,549
Ratio to average net assets of:
Expenses(c)	.70	%(d)(e)	.70	%(e)	.70%	.66%	.68%	.72	%(e)
Net investment income	3.72	%(d)(e)	2.15	%(e)	3.43%	4.02%	3.53%	2.71	%(e)
Portfolio turnover rate	3%	5%	13%	5%	3%	2%

See footnote summary on page 74.

70	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class R
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.67	$ 10.15	$ 11.11	$ 12.16	$ 11.69	$ 11.18

Income From Investment Operations
Net investment income(a)	.18	.16	.26	(g)	.41	.31	(g)	.16	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.77	.53	(.70)	(.93)	.53	.55

Net increase (decrease) in net asset value from operations	.95	.69	(.44)	(.52)	.84	.71

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.17)	(.30)	(.43)	(.34)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.10)	(.17)	(.52)	(.53)	(.37)	(.20)

Net asset value, end of period	$ 11.52	$ 10.67	$ 10.15	$ 11.11	$ 12.16	$ 11.69

Total Return
Total investment return based on net asset value(b)	8.95%	6.83%	(3.40)%	(4.52)%	7.26%	6.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,913	$14,726	$12,756	$10,045	$9,774	$5,120
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(c)	1.38	%(d)(e)	1.37	%(e)	1.35%	1.34%	1.36%	1.34	%(e)
Expenses, before waivers/reimbursements(c)	1.38	%(d)(e)	1.37	%(e)	1.35%	1.34%	1.38%	1.36	%(e)
Net investment income	3.17	%(d)(e)	1.49	%(e)	2.77	%(g)	3.53%	2.53	%(g)	1.53	%(e)(g)
Portfolio turnover rate	3%	5%	13%	5%	3%	2%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	71

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class K
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.65	$ 10.13	$ 11.09	$ 12.13	$ 11.66	$ 11.17

Income From Investment Operations
Net investment income(a)	.19	.19	.27	.46	.42	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.77	.53	(.68)	(.93)	.46	.56

Net increase (decrease) in net asset value from operations	.96	.72	(.41)	(.47)	.88	.74

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.20)	(.33)	(.47)	(.38)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.00	)(f)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.20)	(.55)	(.57)	(.41)	(.25)

Net asset value, end of period	$ 11.49	$ 10.65	$ 10.13	$ 11.09	$ 12.13	$ 11.66

Total Return
Total investment return based on net asset value(b)	9.05%	7.16%	(3.05)%	(4.08)%	7.57%	6.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,803	$5,447	$4,730	$1,793	$1,780	$1,000
Ratio to average net assets of:
Expenses(c)	1.07	%(d)(e)	1.05	%(e)	1.05%	.96%	1.06%	1.04	%(e)
Net investment income	3.43	%(d)(e)	1.80	%(e)	2.74%	3.94%	3.42%	1.71	%(e)
Portfolio turnover rate	3%	5%	13%	5%	3%	2%

See footnote summary on page 74.

72	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Conservative Wealth Strategy
Class I
Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
2010	2009	2008	2007	2006

Net asset value, beginning of period	$ 10.66	$ 10.14	$ 11.09	$ 12.14	$ 11.66	$ 11.16

Income From Investment Operations
Net investment income(a)	.21	.22	.34	.50	.41	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.77	.54	(.71)	(.94)	.51	.49

Net increase (decrease) in net asset value from operations	.98	.76	(.37)	(.44)	.92	.79

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.23)	(.36)	(.51)	(.41)	(.28)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.22)	(.10)	(.03)	(.01)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.24)	(.58)	(.61)	(.44)	(.29)

Net asset value, end of period	$ 11.50	$ 10.66	$ 10.14	$ 11.09	$ 12.14	$ 11.66

Total Return
Total investment return based on net asset value(b)	9.21%	7.50%	(2.72)%	(3.86)%	7.92%	7.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,981	$3,038	$2,728	$2,990	$2,158	$2,440
Ratio to average net assets of:
Expenses(c)	.73	%(d)(e)	.73	%(e)	.72%	.64%	.73%	.75	%(e)
Net investment income	3.70	%(d)(e)	2.12	%(e)	3.64%	4.22%	3.39%	2.81	%(e)
Portfolio turnover rate	3%	5%	13%	5%	3%	2%

See footnote summary on page 74.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	73

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the periods shown below, the estimated annualized blended expense ratios of the Underlying Portfolios were as follows:

	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31,
		2010	2009	2008	2007	2006
Wealth Appreciation Strategy	.02%	.02%	.04%	.04%	.04%	.07%
Balanced Wealth Strategy	.02%	.03%	.04%	.04%	.04%	.07%
Conservative Wealth Strategy	.02%	.03%	.04%	.04%	.04%	.06%

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

(f)	Amount is less than $.005.

(g)	Net of fees and expenses waived/reimbursed by the Adviser.

See notes to financial statements.

74	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

The Annual Meeting of Shareholders of The AllianceBernstein Portfolios (“Fund”) was held on November 5, 2010, and adjourned until December 16, 2010 and January 5, 2011. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Trustees for the Fund, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved for all Strategies. For AllianceBernstein Wealth Appreciation Strategy, at the December 16, 2010 Meeting, with respect to the second item of business, an amendment to the Strategy’s Investment Advisory Agreement regarding reimbursement of administrative expenses, and with respect to the fifth item of business, changes to the Strategy’s fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposals, and the proposals were approved. For AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, with respect to the second item of business, an amendment to each Strategy’s Investment Advisory Agreement regarding reimbursement of administrative expenses, and with respect to the fifth item of business, changes to each Strategy’s fundamental policy regarding commodities, an insufficient number of the required outstanding shares were voted in favor of the proposals, and, therefore, the proposals were not approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund’s proxy statement):

	Voted For	Withheld Authority
1. The election of the Trustees, each such Trustee to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

John H. Dobkin	285,296,290	15,076,070
Michael J. Downey	285,466,617	14,905,743
William H. Foulk, Jr.	285,250,681	15,121,679
D. James Guzy	285,297,563	15,074,797
Nancy P. Jacklin	285,398,163	14,974,198
Robert M. Keith	285,454,944	14,917,416
Garry L. Moody	285,568,917	14,803,443
Marshall C. Turner, Jr.	285,329,840	15,042,521
Earl D. Weiner	285,245,037	15,127,323

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	75

Results of Shareholders Meeting

	Voted For	Voted Against	Abstained	Broker Non-Votes
2. Approve the amendment of the AllianceBernstein Wealth Strategies’ Investment Advisory Agreements.

2.B. Approve the amendment to AllianceBernstein Wealth Strategies’ Investment Advisory Agreements regarding reimbursement of administrative expenses.

Wealth Strategy
Balanced Wealth Strategy	77,279,012	5,971,116	6,988,369	35,010,601
Conservative Wealth Strategy	28,722,922	2,013,695	3,095,107	14,494,582
Wealth Appreciation Strategy	53,708,903	3,622,234	3,729,771	18,757,682

5. Approve the amendment of the AllianceBernstein Wealth Strategies’ fundamental policies regarding commodities.

Wealth Strategy
Balanced Wealth Strategy	79,697,272	3,665,310	6,875,915	35,010,601
Conservative Wealth Strategy	29,668,758	1,193,497	2,969,470	14,494,581
Wealth Appreciation Strategy	54,961,280	2,507,713	3,591,915	18,757,682

76	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Results of Shareholders Meeting

TRUSTEES

William H. Foulk, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Marshall C. Turner, Jr.(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Seth J. Masters(2), Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, each Strategy’s portfolio are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Fontaine, Lee, Masters, Nikolich and Rudden are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of each Strategy’s portfolio.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	77

Trustees

The information on pages 78-194 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2011 financial statements. A copy of the Underlying Portfolios’ annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

U.S. VALUE PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $2,334.0

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $2,324.3

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

78	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $1,213.2

*	All data are as of February 28, 2011. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following countries: Austria, China, Denmark, Hong Kong, India, New Zealand, Norway, Portugal, Singapore, South Africa, Taiwan and Turkey.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	79

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $1,154.8

*	All data are as of February 28, 2011. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following countries: Australia, Canada, China, Denmark, Indonesia, Italy, South Africa and Taiwan.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

80	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

SHORT DURATION BOND PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $1,318.4

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $1,405.1

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	81

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

BOND INFLATION PROTECTION PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $725.0

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

82	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

HIGH-YIELD PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $533.6

*	All data are as of February 28, 2011. The Portfolio’s security breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	83

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2011 (unaudited)

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $617.8

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO STATISTICS

Net Assets ($mil): $620.2

*	All data are as of February 28, 2011. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

84	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Consumer Discretionary – 20.2%
Auto Components – 1.6%
Lear Corp.(a)	152,900	$16,176,820
TRW Automotive Holdings Corp.(a)	382,500	21,726,000

		37,902,820

Automobiles – 0.9%
Ford Motor Co.(a)	1,010,000	15,200,500
General Motors Co.(a)	163,600	5,485,508

		20,686,008

Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.(a)	246,200	10,781,098

Household Durables – 1.9%
Fortune Brands, Inc.	178,400	11,035,824
Garmin Ltd.	525,700	17,847,515
NVR, Inc.(a)	21,100	15,357,846

		44,241,185

Media – 9.2%
Cablevision Systems Corp.	80,400	2,962,740
Comcast Corp. – Class A	1,931,000	49,742,560
DIRECTV(a)	553,000	25,421,410
Gannett Co., Inc.	874,400	14,436,344
Interpublic Group of Cos., Inc. (The)(a)	791,100	10,442,520
News Corp. – Class A	1,800,400	31,272,948
Time Warner Cable, Inc. – Class A	495,800	35,786,844
Time Warner, Inc.	658,900	25,169,980
Viacom, Inc. – Class B	453,700	20,262,242

		215,497,588

Multiline Retail – 1.5%
Kohl’s Corp.(a)	348,700	18,791,443
Macy’s, Inc.	637,600	15,238,640

		34,030,083

Specialty Retail – 4.6%
Foot Locker, Inc.	783,900	15,576,093
Gap, Inc. (The)	857,500	19,319,475
Limited Brands, Inc.	362,300	11,600,846
Lowe’s Cos., Inc.	793,400	20,763,278
Office Depot, Inc.(a)	1,962,100	10,418,751
Ross Stores, Inc.	269,300	19,400,372
TJX Cos., Inc.	223,700	11,155,919

		108,234,734

		471,373,516

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	85

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 16.5%
Capital Markets – 2.1%
Goldman Sachs Group, Inc. (The)	135,500	$22,192,190
Morgan Stanley	927,500	27,528,200

		49,720,390

Commercial Banks – 4.8%
BB&T Corp.	631,200	17,421,120
Comerica, Inc.	325,300	12,654,170
Fifth Third Bancorp	753,600	11,002,560
Wells Fargo & Co.	2,203,100	71,072,006

		112,149,856

Consumer Finance – 0.8%
Capital One Financial Corp.	369,300	18,380,061

Diversified Financial Services – 5.5%
Bank of America Corp.	770,900	11,016,161
Citigroup, Inc.(a)	4,849,800	22,697,064
JPMorgan Chase & Co.	2,000,700	93,412,683

		127,125,908

Insurance – 3.3%
ACE Ltd.	284,400	17,988,300
Allstate Corp. (The)	189,300	6,015,954
Berkshire Hathaway, Inc.(a)	184,400	16,094,432
Chubb Corp.	116,800	7,087,424
Travelers Cos., Inc. (The)	499,500	29,935,035

		77,121,145

		384,497,360

Energy – 15.3%
Energy Equipment & Services – 2.2%
Ensco PLC (Sponsored ADR)	426,900	23,949,090
McDermott International, Inc.(a)	532,000	12,209,400
Nabors Industries Ltd.(a)	477,200	13,585,884

		49,744,374

Oil, Gas & Consumable Fuels – 13.1%
Chevron Corp.	514,400	53,369,000
ConocoPhillips	490,900	38,226,383
Devon Energy Corp.	553,400	50,602,896
Forest Oil Corp.(a)	519,300	18,429,957
Hess Corp.	326,400	28,406,592
Marathon Oil Corp.	803,700	39,863,520
Newfield Exploration Co.(a)	341,300	24,843,227
Nexen, Inc. (New York)	1,013,600	27,681,416
Occidental Petroleum Corp.	43,000	4,384,710
Southern Union Co.	478,800	13,655,376

86	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Tesoro Corp.(a)	292,900	$6,965,162

		306,428,239

		356,172,613

Health Care – 11.1%
Biotechnology – 1.7%
Amgen, Inc.(a)	344,100	17,662,653
Gilead Sciences, Inc.(a)	565,800	22,054,884

		39,717,537

Health Care Providers & Services – 1.1%
Health Net, Inc.(a)	305,800	8,996,636
UnitedHealth Group, Inc.	406,400	17,304,512

		26,301,148

Pharmaceuticals – 8.3%
AstraZeneca PLC (Sponsored ADR)	734,300	36,105,531
Forest Laboratories, Inc.(a)	98,700	3,197,880
Johnson & Johnson	1,175,500	72,222,720
Merck & Co., Inc.	81,900	2,667,483
Pfizer, Inc.	4,153,500	79,913,340

		194,106,954

		260,125,639

Industrials – 8.5%
Aerospace & Defense – 2.4%
Northrop Grumman Corp.	626,000	41,741,680
Raytheon Co.	255,600	13,089,276

		54,830,956

Airlines – 0.9%
Delta Air Lines, Inc.(a)	1,967,800	22,118,072

Industrial Conglomerates – 2.0%
General Electric Co.	2,245,500	46,975,860

Machinery – 3.2%
Eaton Corp.	167,122	18,513,775
Ingersoll-Rand PLC	523,700	23,723,610
Parker Hannifin Corp.	295,600	26,361,608
SPX Corp.	47,400	3,780,624
Terex Corp.(a)	77,550	2,617,313

		74,996,930

		198,921,818

Consumer Staples – 7.7%
Beverages – 0.8%
Constellation Brands, Inc. – Class A(a)	952,000	19,344,640

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	87

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.7%
Kroger Co. (The)	518,600	$11,875,940
Safeway, Inc.	250,350	5,462,637

		17,338,577

Food Products – 3.0%
Archer-Daniels-Midland Co.	537,400	19,980,532
Bunge Ltd.	335,600	24,220,252
ConAgra Foods, Inc.	346,500	8,024,940
Sara Lee Corp.	273,525	4,682,748
Smithfield Foods, Inc.(a)	512,500	11,864,375

		68,772,847

Household Products – 2.5%
Kimberly-Clark Corp.	303,400	19,994,060
Procter & Gamble Co. (The)	622,700	39,261,235

		59,255,295

Tobacco – 0.7%
Altria Group, Inc.	607,000	15,399,590

		180,110,949

Telecommunication Services – 4.9%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	1,672,800	47,474,064
CenturyLink, Inc.	447,200	18,415,696
Verizon Communications, Inc.	676,900	24,991,148

		90,880,908

Wireless Telecommunication Services – 1.0%
Vodafone Group PLC (Sponsored ADR)	818,200	23,416,884

		114,297,792

Utilities – 4.8%
Electric Utilities – 1.2%
Edison International	420,800	15,620,096
NV Energy, Inc.	865,500	12,714,195

		28,334,291

Gas Utilities – 1.1%
Atmos Energy Corp.	396,300	13,402,866
UGI Corp.	378,917	12,083,663

		25,486,529

Independent Power Producers & Energy Traders – 0.7%
Constellation Energy Group, Inc.	540,500	16,793,335

88	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Utilities – 1.8%
Ameren Corp.	273,500	$7,647,060
CenterPoint Energy, Inc.	383,800	6,087,068
CMS Energy Corp.	666,800	12,842,568
NiSource, Inc.	731,600	14,017,456

		40,594,152

		111,208,307

Materials – 4.2%
Chemicals – 2.2%
Dow Chemical Co. (The)	888,900	33,031,524
EI du Pont de Nemours & Co.	149,800	8,219,526
LyondellBasell Industries NV(a)	277,700	10,574,816

		51,825,866

Metals & Mining – 2.0%
Alcoa, Inc.	1,517,700	25,573,245
Commercial Metals Co.	423,200	7,054,744
Reliance Steel & Aluminum Co.	133,000	7,358,890
Steel Dynamics, Inc.	396,800	7,324,928

		47,311,807

		99,137,673

Information Technology – 4.0%
Communications Equipment – 0.2%
Motorola Solutions, Inc.(a)	117,228	4,529,690

Computers & Peripherals – 2.8%
Dell, Inc.(a)	2,580,400	40,847,732
Hewlett-Packard Co.	541,200	23,612,556

		64,460,288

Electronic Equipment, Instruments & Components – 0.5%
Tyco Electronics Ltd.	309,400	11,150,776

Semiconductors & Semiconductor Equipment – 0.5%
Advanced Semiconductor Engineering, Inc. (ADR)	38,100	217,932
Intel Corp.	580,600	12,465,482

		12,683,414

		92,824,168

Total Common Stocks (cost $1,863,722,167)		2,268,669,835

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	89

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $36,476,008)	36,476,008	$36,476,008

Total Investments – 98.8% (cost $1,900,198,175)		2,305,145,843
Other assets less liabilities – 1.2%		28,806,198

Net Assets – 100.0%		$2,333,952,041

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

90	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 30.4%
Communications Equipment – 4.0%
Cisco Systems, Inc.(a)	928,200	$17,227,392
Juniper Networks, Inc.(a)	549,500	24,178,000
QUALCOMM, Inc.	511,300	30,463,254
Riverbed Technology, Inc.(a)	536,500	22,152,085

		94,020,731

Computers & Peripherals – 9.8%
Apple, Inc.(a)	462,000	163,183,020
EMC Corp.(a)	2,351,407	63,981,784

		227,164,804

Internet Software & Services – 4.6%
Google, Inc. – Class A(a)	174,050	106,762,270

IT Services – 1.5%
Accenture PLC	705,581	36,323,310

Semiconductors & Semiconductor Equipment – 3.4%
Broadcom Corp. – Class A	964,857	39,771,406
Intel Corp.	782,696	16,804,483
Marvell Technology Group Ltd.(a)	1,207,400	22,071,272

		78,647,161

Software – 7.1%
Citrix Systems, Inc.(a)	579,300	40,643,688
Intuit, Inc.(a)	572,900	30,123,082
Oracle Corp.	2,082,100	68,501,090
Rovi Corp.(a)	461,500	25,576,330

		164,844,190

		707,762,466

Consumer Discretionary – 15.8%
Auto Components – 3.0%
BorgWarner, Inc.(a)	256,900	19,938,009
Johnson Controls, Inc.	1,193,300	48,686,640

		68,624,649

Automobiles – 0.6%
Ford Motor Co.(a)	992,100	14,931,105

Hotels, Restaurants & Leisure – 2.4%
Carnival Corp.	533,300	22,755,911
Starbucks Corp.	983,500	32,435,830

		55,191,741

Household Durables – 0.7%
Stanley Black & Decker, Inc.	217,800	16,515,774

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	91

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Internet & Catalog Retail – 1.4%
Amazon.com, Inc.(a)	186,040	$32,238,872

Media – 4.0%
Comcast Corp. – Class A	566,200	14,585,312
News Corp. – Class A	2,040,600	35,445,222
Walt Disney Co. (The)	997,200	43,617,528

		93,648,062

Multiline Retail – 1.0%
Kohl’s Corp.(a)	423,300	22,811,637

Specialty Retail – 2.7%
Limited Brands, Inc.	1,115,100	35,705,502
Lowe’s Cos., Inc.	1,033,800	27,054,546

		62,760,048

		366,721,888

Financials – 13.7%
Capital Markets – 6.0%
Blackstone Group LP	2,077,300	36,975,940
Goldman Sachs Group, Inc. (The)	625,595	102,459,949

		139,435,889

Commercial Banks – 0.4%
Wells Fargo & Co.	278,800	8,994,088

Diversified Financial Services – 6.2%
CME Group, Inc. – Class A	68,575	21,346,026
JPMorgan Chase & Co.	2,654,300	123,929,267

		145,275,293

Insurance – 1.1%
AON Corp.	491,300	25,862,032

		319,567,302

Industrials – 12.9%
Aerospace & Defense – 2.3%
Goodrich Corp.	346,200	29,852,826
Honeywell International, Inc.	416,100	24,096,351

		53,949,177

Air Freight & Logistics – 2.7%
United Parcel Service, Inc. – Class B	858,370	63,347,706

Electrical Equipment – 4.2%
Cooper Industries PLC	659,300	42,425,955
Emerson Electric Co.	574,411	34,269,360
Rockwell Automation, Inc.	240,700	21,116,611

		97,811,926

92	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 3.5%
Danaher Corp.	1,097,300	$55,523,380
Deere & Co.	37,520	3,382,428
Flowserve Corp.	167,065	20,878,113

		79,783,921

Professional Services – 0.2%
Nielsen Holdings NV(a)	167,347	4,449,757

		299,342,487

Energy – 12.8%
Energy Equipment & Services – 6.1%
Cameron International Corp.(a)	519,100	30,694,383
Schlumberger Ltd.	1,185,095	110,711,575

		141,405,958

Oil, Gas & Consumable Fuels – 6.7%
EOG Resources, Inc.	368,255	41,358,719
Noble Energy, Inc.	626,400	58,042,224
Occidental Petroleum Corp.	254,900	25,992,153
Southwestern Energy Co.(a)	413,800	16,336,824
Suncor Energy, Inc. (New York)	281,600	13,240,832

		154,970,752

		296,376,710

Health Care – 8.1%
Biotechnology – 2.2%
Celgene Corp.(a)	568,458	30,185,120
Gilead Sciences, Inc.(a)	528,620	20,605,608

		50,790,728

Health Care Equipment & Supplies – 0.9%
Alcon, Inc.	123,305	20,398,346

Health Care Providers & Services – 2.1%
Express Scripts, Inc. – Class A(a)	626,815	35,239,539
McKesson Corp.	175,200	13,889,856

		49,129,395

Pharmaceuticals – 2.9%
Allergan, Inc.	509,000	37,752,530
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	583,000	29,208,300

		66,960,830

		187,279,299

Materials – 5.1%
Chemicals – 5.1%
Dow Chemical Co. (The)	1,444,300	53,670,188
Monsanto Co.	601,661	43,253,409

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	93

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Potash Corp. of Saskatchewan, Inc.	336,600	$20,734,560

		117,658,157

Consumer Staples – 0.5%
Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	170,400	12,744,216

Total Common Stocks (cost $1,757,909,012)		2,307,452,525

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $20,738,048)	20,738,048	20,738,048

Total Investments – 100.2% (cost $1,778,647,060)		2,328,190,573
Other assets less liabilities – (0.2)%		(3,888,994)

Net Assets – 100.0%		$2,324,301,579

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

94	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Financials – 23.7%
Capital Markets – 0.3%
Macquarie Group Ltd.	77,900	$3,028,077

Commercial Banks – 15.1%
Australia & New Zealand Banking Group Ltd.	372,300	9,201,518
Banco do Brasil SA	486,200	8,693,623
Bank of China Ltd.	5,987,000	3,159,140
Barclays PLC	3,189,800	16,553,872
BNP Paribas	153,465	11,977,201
Danske Bank A/S(a)	165,247	3,873,596
DnB NOR ASA	457,000	7,073,110
Hana Financial Group, Inc.	217,460	8,711,133
KB Financial Group, Inc.	155,362	7,612,994
KBC Groep NV(a)	275,400	11,517,184
Lloyds Banking Group PLC(a)	5,447,800	5,501,548
National Australia Bank Ltd.	898,400	23,752,681
National Bank of Canada	90,400	6,965,513
Societe Generale	310,470	21,830,911
Sumitomo Mitsui Financial Group, Inc.	382,900	14,489,586
Turkiye Garanti Bankasi AS	490,400	2,173,130
Turkiye Is Bankasi – Class C	1,849,600	5,764,457
UniCredit SpA	5,670,100	14,588,076

		183,439,273

Diversified Financial Services – 2.0%
ING Groep NV(a)	1,130,900	14,186,598
ORIX Corp.	84,240	9,487,250

		23,673,848

Insurance – 5.0%
Aegon NV(a)	1,156,227	8,899,904
Allianz SE	181,600	26,224,870
Aviva PLC	1,824,600	13,849,521
Muenchener Rueckversicherungs AG	73,000	12,205,309

		61,179,604

Real Estate Management & Development – 1.3%
Evergrande Real Estate Group Ltd.	6,165,000	2,921,500
Mitsui Fudosan Co., Ltd.	283,000	6,048,145
New World Development Ltd.	3,805,224	6,914,630

		15,884,275

		287,205,077

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	95

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 13.7%
Auto Components – 2.6%
Bridgestone Corp.	159,300	$3,275,607
Faurecia(a)	6,842	266,432
GKN PLC	2,965,900	10,116,882
Magna International, Inc. – Class A	139,200	6,855,766
NGK Spark Plug Co., Ltd.	503,000	7,535,952
Sumitomo Rubber Industries Ltd.	272,400	2,953,595

		31,004,234

Automobiles – 4.3%
Nissan Motor Co., Ltd.	1,702,400	17,492,327
Renault SA(a)	259,400	15,907,064
Toyota Motor Corp.	399,500	18,667,585

		52,066,976

Hotels, Restaurants & Leisure – 0.3%
Thomas Cook Group PLC	974,200	2,995,823

Household Durables – 2.4%
LG Electronics, Inc.	65,790	6,494,648
Sharp Corp.	915,000	9,968,612
Sony Corp.	353,300	13,008,012

		29,471,272

Media – 2.7%
Informa PLC	1,155,300	8,163,083
Lagardere SCA	137,957	6,209,441
Vivendi SA	638,860	18,208,047

		32,580,571

Multiline Retail – 0.4%
Marks & Spencer Group PLC	96,793	544,995
PPR	31,200	4,733,544

		5,278,539

Specialty Retail – 0.7%
Esprit Holdings Ltd.	1,820,500	8,960,195

Textiles, Apparel & Luxury Goods – 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,309,568

		165,667,178

Energy – 11.5%
Oil, Gas & Consumable Fuels – 11.5%
BP PLC	3,490,800	28,141,634
China Petroleum & Chemical Corp. – Class H	3,398,000	3,448,706
ENI SpA	493,300	12,027,921
Gazprom OAO (Sponsored ADR)	436,300	12,792,316
JX Holdings, Inc.	928,000	6,537,269

96	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

LUKOIL OAO (London) (Sponsored ADR)	98,750	$7,030,012
Nexen, Inc. (Toronto)	521,520	14,230,349
OMV AG	201,100	8,545,740
Penn West Petroleum Ltd.	356,314	10,301,951
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	808,086	29,090,813
Suncor Energy, Inc. (Toronto)	152,248	7,155,209

		139,301,920

Materials – 10.3%
Chemicals – 2.7%
Agrium, Inc. (Toronto)	118,800	11,264,326
Air Water, Inc.	165,000	2,189,654
Clariant AG(a)	200,500	3,309,488
DIC Corp.	1,557,000	4,152,483
Incitec Pivot Ltd.	699,700	3,156,984
Koninklijke DSM NV	138,706	8,148,051

		32,220,986

Metals & Mining – 7.6%
Dowa Holdings Co., Ltd.	488,000	3,449,095
Hindalco Industries Ltd.	385,000	1,726,236
JFE Holdings, Inc.	334,200	10,583,892
Rio Tinto PLC	353,000	24,857,056
Tata Steel Ltd.	573,100	7,740,689
ThyssenKrupp AG	276,500	11,539,110
Vale SA (Sponsored ADR) (Local Preference Shares)	747,900	22,414,563
Xstrata PLC	431,480	9,868,416

		92,179,057

		124,400,043

Industrials – 9.7%
Aerospace & Defense – 0.9%
BAE Systems PLC	2,110,300	11,285,228

Building Products – 1.7%
Asahi Glass Co., Ltd.	980,000	13,702,626
Cie de St-Gobain	107,000	6,390,990

		20,093,616

Construction & Engineering – 1.8%
Bouygues SA	479,200	22,135,068

Electrical Equipment – 1.9%
Furukawa Electric Co., Ltd.	1,048,000	4,475,607
Mitsubishi Electric Corp.	553,000	6,571,002
Sumitomo Electric Industries Ltd.	795,800	11,678,123

		22,724,732

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	97

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.8%
Bidvest Group Ltd.	245,253	$5,495,857
SembCorp Industries Ltd.	1,130,000	4,249,434

		9,745,291

Road & Rail – 0.7%
East Japan Railway Co.	61,400	4,281,385
Firstgroup PLC	700,200	4,154,992

		8,436,377

Trading Companies & Distributors – 1.9%
Mitsubishi Corp.	548,400	15,257,724
Mitsui & Co., Ltd.	460,800	8,423,402

		23,681,126

		118,101,438

Telecommunication Services – 7.5%
Diversified Telecommunication Services – 5.3%
France Telecom SA	640,800	14,180,137
Nippon Telegraph & Telephone Corp.	351,000	17,170,174
Telecom Corp. of New Zealand Ltd.	2,460,332	3,870,055
Telecom Italia SpA (ordinary shares)	9,707,700	15,155,870
Telecom Italia SpA (savings shares)	4,931,400	6,526,981
Telenor ASA	441,800	7,329,709

		64,232,926

Wireless Telecommunication Services – 2.2%
Vodafone Group PLC	9,552,537	27,120,543

		91,353,469

Health Care – 6.5%
Pharmaceuticals – 6.5%
AstraZeneca PLC	654,700	32,035,962
Novartis AG	375,110	21,079,912
Roche Holding AG	103,700	15,642,352
Sanofi-Aventis SA	154,919	10,712,325

		79,470,551

Information Technology – 6.0%
Computers & Peripherals – 1.6%
Fujitsu Ltd.	1,372,000	9,303,828
Lite-On Technology Corp.	1,232,000	1,545,387
Pegatron Corp.(a)	2,027,000	2,413,747
Toshiba Corp.	993,000	6,525,056

		19,788,018

98	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 1.0%
AU Optronics Corp.(a)	13,470,790	$12,178,250

IT Services – 1.3%
Cap Gemini SA	265,900	15,545,998

Office Electronics – 0.4%
Konica Minolta Holdings, Inc.	527,500	4,887,160

Semiconductors & Semiconductor Equipment – 1.7%
Powertech Technology, Inc.	708,000	2,483,900
Samsung Electronics Co., Ltd.	22,330	18,313,942

		20,797,842

		73,197,268

Consumer Staples – 5.2%
Beverages – 0.4%
Asahi Breweries Ltd.	261,300	5,051,171

Food & Staples Retailing – 1.7%
Delhaize Group SA	156,300	12,073,276
Koninklijke Ahold NV	640,300	8,600,332

		20,673,608

Tobacco – 3.1%
Imperial Tobacco Group PLC	492,200	15,794,833
Japan Tobacco, Inc.	5,361	22,176,309

		37,971,142

		63,695,921

Utilities – 3.9%
Electric Utilities – 3.9%
E.ON AG	730,600	23,996,404
EDP – Energias de Portugal SA	2,210,300	8,385,194
Tokyo Electric Power Co., Inc. (The)	566,000	14,650,834

		47,032,432

Total Common Stocks (cost $1,046,995,767)		1,189,425,297

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	99

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $8,099,845)	8,099,845	$8,099,845

Total Investments – 98.7% (cost $1,055,095,612)		1,197,525,142
Other assets less liabilities – 1.3%		15,718,082

Net Assets – 100.0%		$1,213,243,224

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	51	March 2011	$2,004,970	$2,120,473	$115,503
Topix Index Futures	50	March 2011	5,369,916	5,812,603	442,687

					$558,190

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Swedish Krona settling 5/16/11	234,489	$36,402,856	$36,883,341	$480,485
Credit Suisse London Branch (GFX):
Great British Pound settling 5/16/11	3,801	6,101,555	6,174,424	72,869
Norwegian Krone settling 5/16/11	32,371	5,610,517	5,757,141	146,624
Deutsche Bank AG London:
Norwegian Krone settling 5/16/11	298,812	50,661,901	53,143,331	2,481,430
Swedish Krona settling 5/16/11	155,331	23,092,396	24,432,388	1,339,992
Swiss Franc settling 5/16/11	46,191	47,958,760	49,749,186	1,790,426
Swiss Franc settling 5/16/11	45,578	47,625,915	49,088,966	1,463,051
HSBC BankUSA:
Great British Pound settling 5/16/11	29,001	45,979,055	47,109,836	1,130,781
UBS AG:
Euro settling 5/16/11	77,512	105,290,750	106,860,503	1,569,753
Westpac Banking Corp.:
Australian Dollar settling 5/16/11	27,136	27,183,488	27,371,862	188,374

100	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Value Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 5/16/11	4,235,551	$51,662,512	$51,803,995	$(141,483)
BNP Paribas SA:
Australian Dollar settling 5/16/11	27,136	27,001,107	27,371,861	(370,754)
Canadian Dollar settling 5/16/11	41,436	41,796,706	42,577,241	(780,535)
Citibank NA:
Canadian Dollar settling 5/16/11	8,806	8,843,647	9,048,537	(204,890)
Great British Pound settling 5/16/11	3,016	4,891,430	4,899,254	(7,824)
Deutsche Bank AG London:
Euro settling 5/16/11	118,588	158,222,481	163,489,180	(5,266,699)
Euro settling 5/16/11	22,163	30,272,552	30,554,615	(282,063)
State Street Bank and Trust Co.:
Great British Pound settling 5/16/11	8,753	14,121,653	14,218,558	(96,905)
UBS AG:
Swiss Franc settling 5/16/11	46,493	48,925,580	50,074,450	(1,148,870)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	101

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 19.6%
Capital Markets – 2.7%
GP Investments Ltd. (BDR)(a)	1,442,500	$5,722,142
Man Group PLC	2,882,052	13,466,524
UBS AG(a)	593,662	11,779,901

		30,968,567

Commercial Banks – 6.6%
Banco Santander Brasil SA (ADR)	370,500	4,512,690
Bank Rakyat Indonesia Persero TBK PT	5,269,000	2,823,961
BNP Paribas	146,900	11,464,834
HDFC Bank Ltd.	144,800	6,567,083
HSBC Holdings PLC	1,473,200	16,224,568
Itau Unibanco Holding SA (ADR)	517,780	11,505,072
Standard Chartered PLC	860,742	22,765,595

		75,863,803

Consumer Finance – 0.2%
Shriram Transport Finance Co., Ltd.	176,300	2,891,189

Diversified Financial Services – 0.9%
BM&F Bovespa SA	239,100	1,625,328
IG Group Holdings PLC	1,280,052	9,324,535

		10,949,863

Insurance – 3.0%
Admiral Group PLC	632,053	17,351,513
AIA Group Ltd.(a)	3,111,000	9,087,731
Prudential PLC	732,900	8,477,954

		34,917,198

Real Estate Management & Development – 5.8%
CapitaLand Ltd.	6,066,000	15,612,328
CapitaMalls Asia Ltd.	3,345,000	4,543,004
China Overseas Land & Investment Ltd.	2,994,000	5,004,420
Hang Lung Group Ltd.	787,800	4,836,271
Hang Lung Properties Ltd.	7,209,000	30,883,924
Mitsubishi Estate Co., Ltd.	291,000	5,966,377

		66,846,324

Thrifts & Mortgage Finance – 0.4%
Housing Development Finance Corp.	316,000	4,420,135

		226,857,079

Consumer Staples – 15.7%
Beverages – 2.7%
Anheuser-Busch InBev NV	565,437	31,578,384

102	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 4.2%
Olam International Ltd.	9,956,000	$21,840,010
Sugi Holdings Co., Ltd.	20,500	492,550
Tesco PLC	4,017,680	26,389,128

		48,721,688

Food Products – 0.4%
China Green Holdings Ltd.	5,622,000	4,419,931

Household Products – 1.4%
Reckitt Benckiser Group PLC	311,517	16,060,506

Personal Products – 0.5%
Hypermarcas SA(a)	507,300	5,793,184

Tobacco – 6.5%
British American Tobacco PLC	649,104	26,005,688
Imperial Tobacco Group PLC	734,700	23,576,725
Japan Tobacco, Inc.	6,075	25,129,841

		74,712,254

		181,285,947

Materials – 15.5%
Chemicals – 8.3%
Huabao International Holdings Ltd.	3,312,000	4,180,400
Israel Chemicals Ltd.	2,353,700	39,194,849
K&S AG	528,500	40,854,721
Potash Corp. of Saskatchewan, Inc.	186,900	11,513,040

		95,743,010

Metals & Mining – 7.2%
Agnico-Eagle Mines Ltd.	81,600	5,740,560
Centamin Egypt Ltd.(a)	1,091,700	2,105,092
Newcrest Mining Ltd.	150,900	5,832,320
Rio Tinto PLC	457,200	32,194,465
Vale SA (Sponsored ADR) – Class B	669,200	22,906,716
Xstrata PLC	620,720	14,196,541

		82,975,694

		178,718,704

Industrials – 14.2%
Air Freight & Logistics – 0.7%
Kuehne & Nagel International AG	55,707	7,492,779

Commercial Services & Supplies – 3.5%
Aggreko PLC	410,600	9,661,903
G4S PLC	796,014	3,416,264
Serco Group PLC	3,119,730	27,622,953

		40,701,120

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	103

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Construction & Engineering – 0.4%
Larsen & Toubro Ltd.	95,700	$3,233,556
Larsen & Toubro Ltd. (GDR)	33,600	1,139,712

		4,373,268

Electrical Equipment – 1.1%
Bharat Heavy Electricals Ltd.	116,700	5,196,304
Vestas Wind Systems A/S(a)	209,917	7,209,702

		12,406,006

Machinery – 2.9%
Fanuc Corp.	143,100	22,353,527
Jain Irrigation Systems Ltd.	2,105,612	8,530,768
Komatsu Ltd.	95,300	2,923,677

		33,807,972

Professional Services – 4.2%
Capita Group PLC (The)	3,006,400	35,456,981
Experian PLC	680,200	8,626,055
Intertek Group PLC	160,550	4,707,089

		48,790,125

Road & Rail – 0.4%
DSV A/S	210,847	4,870,318

Transportation Infrastructure – 1.0%
China Merchants Holdings International Co., Ltd.	2,600,000	11,033,676

		163,475,264

Consumer Discretionary – 12.8%
Distributors – 3.6%
Li & Fung Ltd.	6,916,000	42,078,243

Diversified Consumer Services – 0.5%
Anhanguera Educacional Participacoes SA	239,400	5,352,615

Hotels, Restaurants & Leisure – 0.4%
Ajisen China Holdings Ltd.	1,226,800	1,880,118
Shangri-La Asia Ltd.	1,174,333	2,768,288

		4,648,406

Household Durables – 0.4%
MRV Engenharia e Participacoes SA	564,800	4,484,318

Multiline Retail – 0.3%
Don Quijote Co., Ltd.	98,400	3,440,476

Specialty Retail – 7.1%
Fast Retailing Co., Ltd.	66,500	10,440,813
Hennes & Mauritz AB – Class B	1,015,950	33,195,459
Inditex SA	372,230	26,975,235

104	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Yamada Denki Co., Ltd.	154,340	$11,789,818

		82,401,325

Textiles, Apparel & Luxury Goods – 0.5%
Cie Financiere Richemont SA	98,200	5,619,394

		148,024,777

Energy – 11.4%
Energy Equipment & Services – 8.0%
AMEC PLC	1,532,021	28,992,906
Petrofac Ltd.	1,288,000	29,163,076
Saipem SpA	337,000	17,024,679
Technip SA	177,100	17,502,672

		92,683,333

Oil, Gas & Consumable Fuels – 3.4%
Afren PLC(a)	4,514,400	11,753,715
Petroleo Brasileiro SA (ADR)	676,900	26,960,927

		38,714,642

		131,397,975

Information Technology – 7.9%
Communications Equipment – 0.5%
HTC Corp.	171,000	6,176,617

Computers & Peripherals – 2.3%
Logitech International SA(a)	1,422,061	27,028,806

Internet Software & Services – 1.0%
Yahoo! Japan Corp.	30,919	11,656,654

Semiconductors & Semiconductor Equipment – 0.5%
Trina Solar Ltd. (Sponsored ADR)(a)	195,200	5,387,520

Software – 3.6%
Aveva Group PLC	256,960	6,662,279
SAP AG	388,500	23,476,535
Temenos Group AG(a)	297,370	11,277,485

		41,416,299

		91,665,896

Health Care – 1.2%
Pharmaceuticals – 1.2%
Aspen Pharmacare Holdings Ltd.(a)	1,193,544	13,972,575

Total Common Stocks (cost $1,009,539,757)		1,135,398,217

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	105

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $8,460,708)	8,460,708	$8,460,708

Total Investments – 99.0% (cost $1,018,000,465)		1,143,858,925
Other assets less liabilities – 1.0%		10,980,076

Net Assets – 100.0%		$1,154,839,001

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Japanese Yen settling 3/15/11	1,573,425	$18,864,424	$19,235,354	$370,930
Barclays Bank PLC:
Japanese Yen settling 3/15/11	6,628,198	78,854,550	81,030,704	2,176,154
Japanese Yen settling 3/15/11	2,704,239	32,486,864	33,059,723	572,859
Citibank NA:
Canadian Dollar settling 3/15/11	2,285	2,251,963	2,351,245	99,282
Deutsche Bank AG London:
Canadian Dollar settling 3/15/11	2,160	2,181,598	2,222,621	41,023
Euro settling 3/15/11	117,419	155,427,530	162,005,962	6,578,432
Swedish Krona settling 3/15/11	84,503	12,594,530	13,333,682	739,152
Swedish Krona settling 3/15/11	80,310	11,969,595	12,672,071	702,476
Swiss Franc settling 3/15/11	9,046	9,386,252	9,737,378	351,126
HSBC BankUSA:
Great British Pound settling 3/15/11	14,910	23,654,864	24,235,898	581,034
Hong Kong Dollar settling 3/15/11	29,074	3,740,359	3,733,632	(6,727)
JP Morgan Chase Bank NA:
Canadian Dollar settling 3/15/11	3,834	3,844,110	3,945,153	101,043
Morgan Stanley and Co.:
Australian Dollar settling 3/15/11	76,620	74,317,569	77,885,955	3,568,386
Royal Bank of Canada:
Swedish Krona settling 6/15/11	222,244	34,174,035	34,896,387	722,352
UBS AG:
Hong Kong Dollar settling 3/15/11	761,885	98,040,250	97,839,947	(200,303)
Swedish Krona settling 3/15/11	48,910	7,558,816	7,717,482	158,666
Westpac Banking Corp.:
Canadian Dollar settling 3/15/11	2,721	2,728,840	2,799,886	71,046

106	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Growth Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Bank of America NA:
Australian Dollar settling 3/15/11	76,620	$75,309,032	$77,885,955	$(2,576,923)
BNP Paribas SA:
Japanese Yen settling 3/15/11	1,403,887	17,048,636	17,162,727	(114,091)
Calyon:
Canadian Dollar settling 3/15/11	12,221	12,091,620	12,575,303	(483,683)
Citibank NA:
Canadian Dollar settling 3/15/11	2,647	2,616,603	2,723,740	(107,137)
Credit Suisse London Branch (GFX):
Great British Pound settling 3/15/11	7,295	11,499,838	11,857,872	(358,034)
Japanese Yen settling 3/15/11	3,364,589	40,676,891	41,132,600	(455,709)
Swedish Krona settling 3/15/11	44,678	6,478,171	7,049,718	(571,547)
Deutsche Bank AG London:
Euro settling 3/15/11	36,320	48,487,200	50,111,622	(1,624,422)
Hong Kong Dollar settling 3/15/11	56,040	7,218,998	7,196,559	22,439
Hong Kong Dollar settling 3/15/11	44,370	5,718,917	5,697,918	20,999
Swedish Krona settling 3/15/11	39,825	5,764,220	6,283,965	(519,745)
HSBC BankUSA:
Canadian Dollar settling 6/15/11	10,965	11,076,541	11,257,964	(181,423)
Great British Pound settling 6/15/11	4,744	7,585,229	7,702,533	(117,304)
Hong Kong Dollar settling 3/15/11	33,752	4,350,163	4,334,373	15,790
Hong Kong Dollar settling 3/15/11	635,662	81,853,500	81,630,609	222,891
Morgan Stanley and Co.:
Great British Pound settling 3/15/11	132,124	208,523,382	214,764,843	(6,241,461)
Swiss Franc settling 3/15/11	9,046	9,157,029	9,737,377	(580,348)
Royal Bank of Canada:
Euro settling 3/15/11	10,588	14,266,377	14,608,531	(342,154)
Societe Generale:
Great British Pound settling 3/15/11	1,795	2,833,767	2,917,736	(83,969)
Standard Chartered Bank:
Hong Kong Dollar settling 3/15/11	21,135	2,727,765	2,714,120	13,645

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	107

International Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 44.2%
United States – 44.2%
U.S. Treasury Notes 0.375%, 10/31/12	$31,285	$31,199,467
0.625%, 2/28/13	73,405	73,313,243
0.75%, 11/30/11-5/31/12	141,000	141,693,720
1.375%, 11/15/12-1/15/13	240,773	244,069,833
1.75%, 8/15/12	91,037	92,775,989

Total Governments - Treasuries (cost $580,149,509)		583,052,252

ASSET-BACKED SECURITIES – 15.1%
Autos - Fixed Rate – 6.1%
Ally Auto Receivables Trust Series 2011-1, Class A2 0.81%, 10/15/13	4,618	4,604,312
Bank of America Auto Trust Series 2009-2A, Class A4 3.03%, 10/15/16(a)	8,610	8,913,897
Series 2009-3A, Class A4 2.67%, 12/15/16(a)	12,380	12,759,260
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3 2.82%, 1/15/16	5,013	5,082,918
Ford Credit Auto Owner Trust Series 2011-A, Class A3 0.97%, 1/15/15	6,545	6,452,783
Harley-Davidson Motorcycle Trust Series 2010-1, Class A2 0.83%, 11/15/13	2,905	2,905,640
Mercedes-Benz Auto Lease Trust Series 2011-1A, Class A2 0.79%, 4/15/13(a)	6,540	6,523,042
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A4 2.43%, 3/15/16	7,560	7,750,430
Nissan Auto Lease Trust Series 2009-B, Class A4 2.65%, 1/15/15	10,555	10,696,536
Series 2010-B, Class A2 0.90%, 5/15/13	4,475	4,477,562
Nissan Auto Receivables Owner Trust Series 2010-A, Class A3 0.87%, 7/15/14	3,628	3,614,251
Volkswagen Auto Lease Trust Series 2010-A, Class A2 0.77%, 1/22/13	6,225	6,234,582

		80,015,213

108	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Autos - Floating Rate – 3.8%
BMW Floorplan Master Owner Trust Series 2009-1A, Class A 1.416%, 9/15/14(a)(b)	$4,360	$4,404,121
CNH Wholesale Master Note Trust Series 2009-1A, Class A 1.966%, 7/15/15(a)(b)+	14,000	14,135,117
Ford Credit Floorplan Master Owner Trust Series 2010-1, Class A 1.916%, 12/15/14(a)(b)	6,070	6,174,244
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A 0.332%, 4/20/13(b)	4,360	4,355,761
1.812%, 10/20/14(a)(b)	5,438	5,515,582
Nissan Master Owner Trust Receivables Series 2010-AA, Class A 1.416%, 1/15/15(a)(b)	8,345	8,447,285
Wheels SPV LLC Series 2009-1, Class A 1.816%, 3/15/18(a)(b)+	6,541	6,577,548

		49,609,658

Credit Cards - Floating Rate – 3.0%
Chase Issuance Trust Series 2009-A2, Class A2 1.816%, 4/15/14(b)	13,000	13,198,567
Discover Card Master Trust Series 2009-A1, Class A1 1.566%, 12/15/14(b)+	14,835	15,025,011
Series 2009-A2, Class A 1.566%, 2/17/15(b)	1,320	1,337,433
Series 2010-A1, Class A1 0.916%, 9/15/15(b)	7,206	7,249,584
MBNA Credit Card Master Note Trust Series 2006-A2, Class A2 0.326%, 6/15/15(b)	3,130	3,116,101

		39,926,696

Home Equity Loans - Floating Rate – 1.0%
BNC Mortgage Loan Trust Series 2007-2, Class M5 1.162%, 5/25/37(b)(c)	1,200	16,671
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF 1 2.89%, 12/25/32(b)	2,180	1,797,115

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	109

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

HSBC Home Equity Loan Trust Series 2006-1, Class M1 0.542%, 1/20/36(b)	$1,121	$895,304
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 0.462%, 6/25/37(a)(b)	3,370	1,503,211
Lehman XS Trust Series 2005-2, Class 1M1 0.762%, 8/25/35(b)(c)	5,000	177,362
Series 2006-1, Class 1M1 0.712%, 2/25/36(b)(c)	4,000	203,088
Newcastle Mortgage Securities Trust Series 2007-1, Class 2A1 0.392%, 4/25/37(b)	1,901	1,656,941
Novastar Home Equity Loan Series 2007-2, Class M1 0.562%, 9/25/37(b)(c)	4,935	694,190
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.362%, 7/25/36(b)	2,009	1,631,647
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1 5.91%, 4/25/37(a)(d)	258	255,542
Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2 0.392%, 7/25/37(b)	4,185	2,929,367
Specialty Underwriting & Residential Finance Series 2005-AB2, Class M1 0.712%, 6/25/36(b)	2,000	1,095,226

		12,855,664

Other ABS - Fixed Rate – 0.8%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15	5,261	5,245,221
GE Equipment Small Ticket LLC Series 2011-1A, Class A2 0.88%, 8/21/13(a)	3,910	3,896,583
John Deere Owner Trust Series 2009-A, Class A3 2.59%, 10/15/13	1,891	1,906,413

		11,048,217

Home Equity Loans - Fixed Rate – 0.4%
American General Mortgage Loan Trust Series 2003-1, Class A3 4.03%, 4/25/33	2,308	2,187,961

110	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33	$1,188	$1,046,083
Series 2005-CB4, Class AF2 4.751%, 8/25/35	160	159,976
Home Equity Mortgage Trust Series 2006-5, Class A1 5.50%, 1/25/37	2,295	353,373
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37(e)(f)	35	0
Structured Asset Securities Corp. Series 2007-RM1, Class AIO 5.00%, 5/25/47(a)(c)(g)	8,495	1,327,815

		5,075,208

Total Asset-Backed Securities (cost $219,457,468)		198,530,656

MORTGAGE PASS-THRU’S – 14.9%
Agency Fixed Rate 30-Year – 10.2%
Federal Home Loan Mortgage Corp. Gold Series 2007 6.00%, 7/01/37-9/01/37	1,871	2,033,791
Federal National Mortgage Association Series 2007 6.50%, 10/01/37	28,444	31,708,683
Series 2008 6.00%, 5/01/38-8/01/38	36,039	39,183,065
6.50%, 12/01/28-7/01/35	18,448	20,631,105
Series 2010 6.00%, 4/01/40	28,881	31,395,760
Government National Mortgage Association Series 2008 6.50%, 9/15/38	9,064	10,226,062

		135,178,466

Agency ARMs – 4.3%
Federal Home Loan Mortgage Corp. Series 2005 2.699%, 5/01/35(d)	3,887	4,086,810
Series 2007 5.861%, 11/01/36(b)	3,221	3,405,435
6.089%, 1/01/37(b)	2,719	2,880,825
Federal National Mortgage Association 2.522%, 1/01/36(d)	1,844	1,947,535
Series 2003 2.685%, 12/01/33(d)	982	1,032,504

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	111

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2005 2.527%, 2/01/35(b)	$5,337	$5,596,127
3.097%, 10/01/35(d)	3,125	3,286,218
Series 2006 2.704%, 1/01/36(d)	9,276	9,793,550
5.507%, 5/01/36(b)	3,713	3,898,921
5.661%, 7/01/36(d)	3,077	3,234,673
5.716%, 11/01/36(b)	3,890	4,111,578
Series 2007 2.883%, 11/01/35(b)	5,226	5,501,243
5.444%, 2/01/37(b)	3,552	3,763,254
6.25%, 1/01/37(b)	1,569	1,649,083
Series 2009 3.304%, 7/01/38(d)	2,488	2,626,544

		56,814,300

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 1998 6.00%, 10/01/13-12/01/13	14	14,984
Series 2001 6.00%, 11/01/16	92	99,870
Series 2002 6.00%, 12/01/17	62	67,367
Series 2005 6.00%, 6/01/17-6/01/20	167	181,676
Series 2006 6.00%, 5/01/21-1/01/22	3,070	3,352,997
Series 2007 6.00%, 2/01/22	933	1,017,882

		4,734,776

Total Mortgage Pass-Thru’s (cost $188,843,202)		196,727,542

CORPORATES - INVESTMENT GRADES – 12.7%
Industrial – 9.1%
Capital Goods – 1.1%
Caterpillar, Inc. 7.00%, 12/15/13	2,067	2,376,242
General Dynamics Corp. 5.25%, 2/01/14	4,560	5,015,416
John Deere Capital Corp. 1.60%, 3/03/14	3,605	3,601,431
5.25%, 10/01/12	2,735	2,923,072

		13,916,161

112	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.3%
AT&T, Inc. 4.95%, 1/15/13	$2,875	$3,076,813
Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 2/01/14	5,900	6,522,179
New Cingular Wireless Services, Inc. 8.125%, 5/01/12	5,160	5,593,471
Verizon Global Funding Corp. 7.375%, 9/01/12	2,142	2,342,770

		17,535,233

Consumer Cyclical - Automotive – 0.7%
American Honda Finance Corp. 2.375%, 3/18/13(a)	6,114	6,198,159
Toyota Motor Credit Corp. 1.375%, 8/12/13	3,065	3,075,075

		9,273,234

Consumer Cyclical - Entertainment – 0.3%
Walt Disney Co. (The) 4.50%, 12/15/13	3,624	3,951,490

Consumer Cyclical - Restaurants – 0.3%
McDonald’s Corp. 4.30%, 3/01/13	3,595	3,811,660

Consumer Cyclical - Retailers – 0.5%
Costco Wholesale Corp. 5.30%, 3/15/12	2,740	2,872,830
Wal-Mart Stores, Inc. 4.55%, 5/01/13	3,500	3,760,928

		6,633,758

Consumer Non-Cyclical – 2.3%
Abbott Laboratories 5.15%, 11/30/12	2,717	2,917,401
Avon Products, Inc. 5.625%, 3/01/14	2,450	2,695,492
Baxter International, Inc. 1.80%, 3/15/13	2,021	2,049,324
Bottling Group LLC 5.00%, 11/15/13	3,599	3,941,682
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/13	2,844	3,076,796
Merck & Co., Inc. 5.30%, 12/01/13	2,810	3,104,949

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	113

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

PepsiCo, Inc. 4.65%, 2/15/13	$2,802	$2,997,823
Pfizer, Inc. 4.45%, 3/15/12	6,003	6,235,172
Procter & Gamble Co. (The) 1.375%, 8/01/12	3,132	3,163,308

		30,181,947

Energy – 1.1%
Apache Corp. 5.25%, 4/15/13	2,890	3,127,333
BP Capital Markets PLC 5.25%, 11/07/13	2,975	3,229,913
Chevron Corp. 3.95%, 3/03/14	3,665	3,921,451
ConocoPhillips 4.75%, 2/01/14	3,650	3,981,427

		14,260,124

Technology – 1.3%
Hewlett-Packard Co. 2.95%, 8/15/12	1,408	1,449,508
International Business Machines Corp. 2.10%, 5/06/13	6,055	6,192,897
Microsoft Corp. 0.875%, 9/27/13	3,060	3,043,868
2.95%, 6/01/14	3,045	3,181,583
Oracle Corp. 4.95%, 4/15/13	2,885	3,120,958

		16,988,814

Transportation - Services – 0.2%
United Parcel Service, Inc. 3.875%, 4/01/14	3,095	3,317,475

		119,869,896

Financial Institutions – 3.4%
Banking – 1.7%
Bank of New York Mellon Corp. (The) 4.30%, 5/15/14	1,785	1,924,653
JPMorgan Chase & Co. 3.45%, 3/01/16	3,280	3,294,704
National Australia Bank Ltd. 1.70%, 12/10/13(a)	3,130	3,117,511
Royal Bank of Canada 5.65%, 7/20/11	4,960	5,059,651
State Street Corp. 4.30%, 5/30/14	3,015	3,252,736

114	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

UnionBanCal Corp. 5.25%, 12/16/13	$5,212	$5,622,086

		22,271,341

Finance – 0.5%
General Electric Capital Corp. 1.875%, 9/16/13	6,461	6,483,484

Insurance – 1.0%
Berkshire Hathaway Finance Corp 1.50%, 1/10/14	5,705	5,704,669
Metropolitan Life Global Funding I 2.875%, 9/17/12(a)	7,700	7,873,982

		13,578,651

Other Finance – 0.2%
ORIX Corp. 5.48%, 11/22/11	3,130	3,221,071

		45,554,547

Utility – 0.2%
Electric – 0.2%
Southern Co. 4.15%, 5/15/14	2,001	2,119,987

Total Corporates - Investment Grades (cost $163,613,253)		167,544,430

AGENCIES – 5.1%
Agency Debentures – 5.1%
Bank of America Corp. – FDIC Insured 2.10%, 4/30/12	8,760	8,938,941
Citibank NA – FDIC Insured 1.875%, 5/07/12	18,659	18,971,613
Goldman Sachs Group, Inc. (The) – FDIC Insured 3.25%, 6/15/12	13,670	14,149,188
JPMorgan Chase & Co. – FDIC Insured 3.125%, 12/01/11	10,565	10,787,266
Morgan Stanley – FDIC Insured 2.25%, 3/13/12	6,000	6,113,022
Wells Fargo & Co. – FDIC Insured 3.00%, 12/09/11	7,493	7,647,993

Total Agencies (cost $65,168,343)		66,608,023

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.0%
Non-Agency Fixed Rate CMBS – 1.9%
DBUBS Mortgage Trust Series 2011-LC1A, Class A1 3.742%, 11/10/46(a)	6,480	6,613,633

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	115

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A2S 5.305%, 1/15/49	$5,950	$6,085,440
Morgan Stanley Capital I Series 2011-C1, Class A1 2.602%, 9/15/47(a)	3,125	3,170,333
NCUA Guaranteed Notes Series 2010-C1, Class A1 1.60%, 10/29/20	5,776	5,646,181
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1 2.501%, 2/15/44(a)	3,125	3,162,655

		24,678,242

Non-Agency Floating Rate CMBS – 1.6%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C 0.576%, 3/15/22(a)(b)	2,500	2,329,256
Commercial Mortgage Pass Through Certificates Series 2005-FL11, Class D 0.606%, 11/15/17(a)(b)	831	800,514
Series 2007-FL14, Class C 0.566%, 6/15/22(a)(b)	3,317	2,938,331
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.736%, 10/15/21(a)(b)	4,900	4,764,456
Series 2007-TFLA, Class A2 0.386%, 2/15/22(a)(b)	8,000	7,514,393
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.664%, 9/15/21(a)(b)	2,600	1,452,915
Series 2007-WHL8, Class E 0.666%, 6/15/20(a)(b)	2,725	1,883,741

		21,683,606

Agency CMBS – 1.5%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A1 2.746%, 12/25/19	12,203	11,983,314
Series K009, Class A1 2.757%, 5/25/20	3,466	3,423,952

116	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series K010, Class A1 3.32%, 7/25/20	$4,020	$4,059,510

		19,466,776

Total Commercial Mortgage-Backed Securities (cost $69,309,411)		65,828,624

CMOs – 2.1%
Non-Agency Floating Rate – 1.5%
Adjustable Rate Mortgage Trust Series 2005-11, Class 5M1 0.732%, 2/25/36(b)(c)	2,290	7,756
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1 1.142%, 11/25/46(b)	1,913	1,051,243
Homebanc Mortgage Trust Series 2005-4, Class A2 0.592%, 10/25/35(b)	2,862	2,167,932
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.74%, 2/25/42(a)(b)	3,145	3,016,234
NCUA Guaranteed Notes Series 2010-R3, Class 1A 0.823%, 12/08/20(b)	8,808	8,847,507
Sequoia Mortgage Trust Series 2007-3, Class 1A1 0.462%, 7/20/36(b)	2,767	2,263,958
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3 0.492%, 5/25/35(b)	120	98,640
Structured Asset Mortgage Investments, Inc. Series 2004-AR5, Class 1A1 0.592%, 10/19/34(b)	630	562,603
WaMu Mortgage Pass Through Certificates Series 2006-AR4, Class 1A1B 1.232%, 5/25/46(b)	1,101	674,199
Series 2006-AR9, Class 1AB2 0.482%, 8/25/46(b)	2,363	799,340

		19,489,412

Non-Agency Fixed Rate – 0.5%
Ford Credit Auto Lease Trust Series 2010-B, Class A2 0.75%, 10/15/12(a)	6,220	6,220,883
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1 5.25%, 8/25/36	763	743,300

		6,964,183

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	117

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Agency Floating Rate – 0.1%
Fannie Mae REMIC Series 2003-52, Class FV 1.26%, 5/25/31(b)	$244	$244,580
Fannie Mae Whole Loan Series 2003-W13, Class AV2 0.542%, 10/25/33(b)	161	150,377
Freddie Mac Reference REMIC Series R008, Class FK 0.666%, 7/15/23(b)	572	571,193

		966,150

Agency Fixed Rate – 0.0%
Fannie Mae REMIC Series 2006-50, Class PA 5.00%, 4/25/27	624	622,861

Total CMOs (cost $34,589,748)		28,042,606

GOVERNMENTS - SOVEREIGN AGENCIES – 0.5%
Netherlands – 0.5%
Achmea Hypotheekbank NV 0.661%, 11/03/14(a)(b) (cost $6,453,823)	6,456	6,420,724

	Shares
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 0.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(h)	8,982,215	8,982,215

	Principal Amount (000)
Certificates of Deposit – 1.0%
Royal Bank of Canada NY 2.25%, 3/15/13	$12,810	13,199,309

Total Short-Term Investments (cost $21,787,405)		22,181,524

Total Investments – 101.3% (cost $1,349,372,162)		1,334,936,381
Other assets less liabilities – (1.3)%		(16,558,232)

Net Assets – 100.0%		$1,318,378,149

118	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,289	June 2011	$280,923,977	$281,384,673	$460,696

Sold Contracts
U.S. T-Note 5 Yr Futures	93	June 2011	10,860,473	10,875,187	(14,714)
U.S. T-Note 10 Yr Futures	397	June 2011	47,112,595	47,261,609	(149,014)

					$296,968

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $147,910,967 or 11.2% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(c)	Illiquid security.

(d)	Variable rate coupon, rate shown as of February 28, 2011.

(e)	Fair valued.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(g)	IO – Interest Only

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $31,853,556.

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
CMOs	– Collateralized Mortgage Obligations
FDIC	– Federal Deposit Insurance Corporation
FHLMC	– Federal Home Loan Mortgage Corporation
REMIC	– Real Estate Mortgage Investment Conduit

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	119

Short Duration Bond Portfolio—Portfolio of Investments

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADES – 29.6%
Financial Institutions – 13.3%
Banking – 6.8%
American Express Co. 7.25%, 5/20/14	U.S.$	1,900	$2,172,857
Bank of America Corp. 5.625%, 7/01/20		1,710	1,778,752
7.625%, 6/01/19		1,700	1,987,599
Series L 5.65%, 5/01/18		5,630	5,949,896
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY 7.40%, 6/15/11		170	173,175
BankAmerica Capital II Series 2 8.00%, 12/15/26		1,950	1,979,250
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17		5,410	5,796,144
Citigroup, Inc. 5.50%, 4/11/13		2,900	3,108,800
6.50%, 8/19/13		2,770	3,052,900
8.50%, 5/22/19		2,750	3,412,222
Compass Bank 5.50%, 4/01/20		4,989	4,978,548
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20		2,700	2,894,905
7.50%, 2/15/19		2,855	3,365,206
JPMorgan Chase & Co. 4.40%, 7/22/20		3,955	3,861,512
Lloyds TSB Bank PLC 4.375%, 1/12/15(a)		3,820	3,850,724
M&I Marshall & Ilsley Bank 5.00%, 1/17/17		3,700	3,856,181
Macquarie Group Ltd. 4.875%, 8/10/17(a)		3,420	3,380,694
Morgan Stanley 5.45%, 1/09/17		1,615	1,702,895
5.50%, 7/24/20		5,325	5,380,630
6.60%, 4/01/12		960	1,018,123
National City Bank/Cleveland OH 6.25%, 3/15/11		4,245	4,252,662
Nationwide Building Society 6.25%, 2/25/20(a)		3,415	3,505,935
Royal Bank of Scotland PLC (The) 6.125%, 1/11/21		2,740	2,784,511
Santander US Debt SA Unipersonal 2.991%, 10/07/13(a)		3,400	3,317,156

120	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Societe Generale 2.50%, 1/15/14(a)	U.S.$	3,380	$3,360,126
SouthTrust Corp. 5.80%, 6/15/14		3,315	3,609,455
Standard Chartered PLC 6.409%, 12/31/49(a)		4,800	4,553,530
UFJ Finance Aruba AEC 6.75%, 7/15/13		1,913	2,118,544
Unicredit Luxembourg Finance SA 6.00%, 10/31/17(a)		1,580	1,485,993
Union Bank NA 5.95%, 5/11/16		1,005	1,090,762
Wachovia Corp. 5.50%, 5/01/13		1,225	1,328,642

			95,108,329

Brokerage – 0.1%
Jefferies Group, Inc. 6.875%, 4/15/21		1,330	1,426,706

Finance – 0.9%
General Electric Capital Corp. 4.80%, 5/01/13		2,795	2,982,497
Series A 4.375%, 11/21/11		2,713	2,787,266
HSBC Finance Corp. 7.00%, 5/15/12		2,095	2,230,706
SLM Corp. Series A 5.375%, 5/15/14-5/15/14		4,650	4,802,579

			12,803,048

Insurance – 4.4%
Aetna, Inc. 6.00%, 6/15/16		1,010	1,144,566
Aflac, Inc. 3.45%, 8/15/15		555	568,086
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16		1,820	2,039,725
Allstate Corp. (The) 7.45%, 5/16/19		3,420	4,113,118
Assurant, Inc. 5.625%, 2/15/14		1,028	1,089,804
CIGNA Corp. 5.125%, 6/15/20		1,155	1,210,043
Coventry Health Care, Inc. 5.95%, 3/15/17		665	690,362
6.125%, 1/15/15		260	276,870
6.30%, 8/15/14		2,060	2,200,712

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	121

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Genworth Financial, Inc. 6.515%, 5/22/18	U.S.$	4,100	$4,119,705
Guardian Life Insurance Co. of America 7.375%, 9/30/39(a)		1,605	1,867,122
Hartford Financial Services Group, Inc. 4.00%, 3/30/15		685	692,699
5.50%, 3/30/20		3,221	3,310,357
Humana, Inc. 6.30%, 8/01/18		1,514	1,636,136
6.45%, 6/01/16		285	314,496
7.20%, 6/15/18		610	695,186
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)		2,683	2,851,618
Lincoln National Corp. 8.75%, 7/01/19		791	996,484
Markel Corp. 7.125%, 9/30/19		1,685	1,912,763
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)		1,510	2,032,433
MetLife, Inc. 4.75%, 2/08/21		1,460	1,497,163
7.717%, 2/15/19		1,159	1,426,636
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		2,585	3,081,584
Principal Financial Group, Inc. 7.875%, 5/15/14		2,220	2,569,663
Prudential Financial, Inc. 5.15%, 1/15/13		2,545	2,702,413
6.20%, 1/15/15		265	293,725
Series D 7.375%, 6/15/19		200	237,780
Swiss Re Solutions Holding Corp. 7.00%, 2/15/26		3,065	3,216,215
UnitedHealth Group, Inc. 5.25%, 3/15/11		4,300	4,306,510
WellPoint, Inc. 4.35%, 8/15/20		2,865	2,860,542
5.875%, 6/15/17		270	304,849
7.00%, 2/15/19		655	778,773
XL Group PLC 5.25%, 9/15/14		4,520	4,772,004

			61,810,142

Other Finance – 0.2%
ORIX Corp. 4.71%, 4/27/15		3,328	3,394,906

122	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

REITS – 0.9%
ERP Operating LP 5.25%, 9/15/14	U.S.$	3,300	$3,615,361
HCP, Inc. 6.00%, 1/30/17		3,180	3,455,763
Healthcare Realty Trust, Inc. 5.125%, 4/01/14		2,373	2,497,773
Simon Property Group LP 4.375%, 3/01/21		3,575	3,539,336

			13,108,233

			187,651,364

Industrial – 12.8%
Basic – 2.2%
Anglo American Capital PLC 9.375%, 4/08/19(a)		1,901	2,544,795
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		2,110	2,148,062
ArcelorMittal 6.125%, 6/01/18		3,570	3,839,531
BHP Billiton Finance USA Ltd. 7.25%, 3/01/16		3,132	3,701,877
Dow Chemical Co. (The) 7.375%, 11/01/29		200	242,066
8.55%, 5/15/19		4,115	5,217,684
International Paper Co. 5.30%, 4/01/15		2,625	2,827,855
7.50%, 8/15/21		797	952,586
Packaging Corp. of America 5.75%, 8/01/13		1,329	1,430,719
PPG Industries, Inc. 5.75%, 3/15/13		3,190	3,453,724
Rio Tinto Finance USA Ltd. 6.50%, 7/15/18		3,260	3,774,487
Teck Resources Ltd. 6.00%, 8/15/40		205	209,286

			30,342,672

Capital Goods – 0.4%
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19(a)		299	311,138
Lafarge SA 6.15%, 7/15/11		2,204	2,242,874
Republic Services, Inc. 5.25%, 11/15/21		1,213	1,277,487
5.50%, 9/15/19		1,768	1,916,340

			5,747,839

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	123

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Communications - Media – 2.4%
BSKYB Finance UK PLC 5.625%, 10/15/15(a)	U.S.$	3,710	$4,120,727
CBS Corp. 5.75%, 4/15/20		3,655	3,886,533
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		1,906	2,598,985
Comcast Corp. 5.50%, 3/15/11		2,767	2,771,422
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 4.60%, 2/15/21		1,870	1,829,933
4.75%, 10/01/14		1,200	1,290,811
News America Holdings, Inc. 9.25%, 2/01/13		670	771,874
News America, Inc. 6.15%, 3/01/37		2,177	2,205,329
6.55%, 3/15/33		1,383	1,464,139
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		2,894	3,673,728
RR Donnelley & Sons Co. 4.95%, 4/01/14		710	736,078
Time Warner Cable, Inc. 7.50%, 4/01/14		1,325	1,530,102
Time Warner Entertainment Co. LP 8.375%, 3/15/23		2,680	3,369,497
WPP Finance UK 5.875%, 6/15/14		376	410,601
8.00%, 9/15/14		2,616	3,045,260

			33,705,019

Communications - Telecommunications – 1.4%
American Tower Corp. 5.05%, 9/01/20		2,750	2,703,233
AT&T Corp. 8.00%, 11/15/31		295	374,691
Embarq Corp. 7.082%, 6/01/16		3,780	4,301,784
Qwest Corp. 7.50%, 10/01/14		3,270	3,744,150
8.875%, 3/15/12		660	708,675
Telecom Italia Capital SA 6.175%, 6/18/14		2,510	2,671,531
6.375%, 11/15/33		375	346,495
7.175%, 6/18/19		1,450	1,570,275

124	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

United States Cellular Corp. 6.70%, 12/15/33	U.S.$	3,150	$3,070,670

			19,491,504

Consumer Cyclical - Automotive – 0.5%
Daimler Finance North America LLC 5.75%, 9/08/11		1,105	1,133,872
7.30%, 1/15/12		1,178	1,243,635
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)		2,465	2,622,553
Nissan Motor Acceptance Corp. 4.50%, 1/30/15(a)		2,530	2,646,453

			7,646,513

Consumer Cyclical - Entertainment – 0.6%
Time Warner, Inc. 4.70%, 1/15/21		1,460	1,467,486
7.625%, 4/15/31		2,810	3,320,692
Viacom, Inc. 5.625%, 9/15/19		2,895	3,169,993

			7,958,171

Consumer Cyclical - Other – 0.6%
Marriott International, Inc. Series J 5.625%, 2/15/13		4,120	4,395,088
MDC Holdings, Inc. 5.50%, 5/15/13		3,300	3,428,845

			7,823,933

Consumer Cyclical - Retailers – 0.1%
CVS Caremark Corp. 6.60%, 3/15/19		1,460	1,692,489

Consumer Non-Cyclical – 1.2%
Ahold Finance USA LLC 6.875%, 5/01/29		3,105	3,409,985
Altria Group, Inc. 9.70%, 11/10/18		1,675	2,205,982
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		1,711	1,755,286
5.875%, 5/15/13		2,720	2,897,649
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)		3,480	3,775,438
Delhaize Group SA 5.875%, 2/01/14		775	849,577
Fortune Brands, Inc. 4.875%, 12/01/13		2,016	2,135,601

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	125

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Safeway, Inc. 6.50%, 3/01/11	U.S.$	453	$453,000

			17,482,518

Energy – 1.7%
Anadarko Petroleum Corp. 5.95%, 9/15/16		3,050	3,344,786
6.45%, 9/15/36		877	883,555
Baker Hughes, Inc. 6.50%, 11/15/13		1,300	1,473,043
Canadian Natural Resources Ltd. 5.15%, 2/01/13		1,220	1,302,899
Hess Corp. 7.875%, 10/01/29		1,793	2,207,890
Marathon Petroleum Corp. 3.50%, 3/01/16(a)		448	450,191
5.125%, 3/01/21(a)		760	770,901
Nabors Industries, Inc. 9.25%, 1/15/19		2,995	3,757,284
Noble Energy, Inc. 8.25%, 3/01/19		2,858	3,601,660
Noble Holding International Ltd. 4.90%, 8/01/20		251	255,844
Valero Energy Corp. 6.125%, 2/01/20		1,635	1,763,985
Weatherford International Ltd. 5.15%, 3/15/13		1,600	1,690,358
9.625%, 3/01/19		1,540	2,017,740

			23,520,136

Other Industrial – 0.3%
Noble Group Ltd. 6.75%, 1/29/20(a)		3,341	3,541,460

Technology – 0.7%
Agilent Technologies, Inc. 5.00%, 7/15/20		505	512,900
Computer Sciences Corp. 5.50%, 3/15/13		2,290	2,446,487
Motorola, Inc. 6.50%, 9/01/25		1,800	1,866,159
7.50%, 5/15/25		290	325,392
Xerox Capital Trust I 8.00%, 2/01/27		4,410	4,487,175
Xerox Corp. 8.25%, 5/15/14		310	362,760

			10,000,873

126	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.25%, 10/01/14	U.S.$	1,695	$1,824,105
5.75%, 12/15/16		1,115	1,202,949

			3,027,054

Transportation - Services – 0.5%
Asciano Finance Ltd. 3.125%, 9/23/15(a)		3,375	3,227,820
Con-way, Inc. 6.70%, 5/01/34		2,269	2,070,648
Ryder System, Inc. 5.85%, 11/01/16		930	1,028,772
7.20%, 9/01/15		908	1,053,560

			7,380,800

			179,360,981

Utility – 2.4%
Electric – 1.4%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(a)		3,175	3,269,501
Constellation Energy Group, Inc. 5.15%, 12/01/20		2,700	2,707,168
FirstEnergy Corp. Series B 6.45%, 11/15/11		58	59,974
Series C 7.375%, 11/15/31		2,291	2,497,740
FPL Group Capital, Inc. 5.625%, 9/01/11		2,855	2,925,144
Nisource Finance Corp. 6.80%, 1/15/19		3,445	3,970,311
SPI Electricity & Gas Australia Holdings Pty Ltd. 6.15%, 11/15/13(a)		1,447	1,572,613
Teco Finance, Inc. 4.00%, 3/15/16		745	757,363
5.15%, 3/15/20		915	947,461
Union Electric Co. 6.70%, 2/01/19		315	366,054

			19,073,329

Natural Gas – 0.8%
Energy Transfer Partners LP 6.70%, 7/01/18		972	1,108,129
7.50%, 7/01/38		3,329	3,880,276
EQT Corp. 8.125%, 6/01/19		1,707	2,023,754

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	127

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Williams Partners LP 5.25%, 3/15/20	U.S.$	4,178	$4,350,480

			11,362,639

Other Utility – 0.2%
Veolia Environnement SA 6.00%, 6/01/18		2,785	3,101,501

			33,537,469

Non Corporate Sectors – 1.1%
Agencies - Not Government Guaranteed – 1.1%
Gazprom Via Gaz Capital SA 6.212%, 11/22/16(a)		6,255	6,630,300
Petrobras International Finance Co. – Pifco 5.75%, 1/20/20		5,100	5,292,005
TransCapitalInvest Ltd. for OJSC AK Transneft 8.70%, 8/07/18(a)		3,055	3,727,100

			15,649,405

Total Corporates - Investment Grades (cost $389,109,646)			416,199,219

GOVERNMENTS - TREASURIES – 26.8%
Mexico – 1.0%
Mexican Bonos Series M 10 7.25%, 12/15/16	MXN	160,215	13,628,025

United States – 25.8%
U.S. Treasury Bonds 4.50%, 2/15/36	U.S.$	16,860	17,083,918
4.625%, 2/15/40		27,085	27,702,863
5.375%, 2/15/31		20,720	23,815,050
U.S. Treasury Notes 2.125%, 5/31/15-12/31/15		50,720	51,270,311
2.25%, 1/31/15		17,104	17,509,811
2.50%, 3/31/15		63,975	66,019,001
2.625%, 11/15/20		18,725	17,519,578
3.375%, 11/15/19		15,870	16,091,926
3.625%, 2/15/20		83,460	85,950,780
3.75%, 11/15/18		37,815	39,909,294

			362,872,532

Total Governments - Treasuries (cost $376,521,795)			376,500,557

128	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THRU’S – 15.2%
Agency Fixed Rate 30-Year – 14.2%
Federal Home Loan Mortgage Corp. Gold 6.50%, TBA	U.S.$	4,610	$5,143,751
Series 2006 4.50%, 5/01/36		103	105,459
Series 2007 5.50%, 7/01/35		3,154	3,390,986
Series 2008 6.50%, 5/01/35		3,615	4,055,711
Federal National Mortgage Association 4.00%, 1/01/41		3,123	3,083,371
5.50%, 1/01/35-5/01/38		8,975	9,625,704
5.50%, 6/01/38		17,385	18,618,344
6.00%, 5/01/31-10/01/37		773	840,583
6.00%, 3/01/38-7/01/39		32,263	35,072,235
6.50%, 6/01/39		2,282	2,554,007
Series 2003 5.00%, 11/01/33		9,481	9,991,211
5.50%, 4/01/33-7/01/33		11,118	11,961,902
Series 2004 5.50%, 4/01/34		437	470,405
5.50%, 5/01/34-11/01/34		8,532	9,175,040
Series 2005 4.50%, 8/01/35-9/01/35		11,115	11,440,479
4.50%, 9/01/35-10/01/35		2,260	2,322,984
5.50%, 2/01/35		2,193	2,357,977
6.00%, 4/01/35		7,249	7,968,210
Series 2006 5.00%, 1/01/36		9	9,918
5.00%, 2/01/36		11,582	12,187,270
Series 2007 4.50%, 9/01/35-8/01/37		9,437	9,721,990
5.50%, 8/01/37		16,173	17,390,551
Series 2008 6.00%, 3/01/37-5/01/38		18,401	20,062,674
Series 2010 6.00%, 4/01/40		2,194	2,385,341

			199,936,103

Agency ARMs – 1.0%
Federal Home Loan Mortgage Corp. Series 2007 5.997%, 2/01/37(b)		1,867	1,971,827
Series 2009 2.709%, 4/01/36(c)		4,717	4,956,939

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	129

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Series 2003 2.685%, 12/01/33(c)	U.S.$	1,363	$1,432,749
Series 2006 2.315%, 2/01/36(c)		1,418	1,479,147
5.477%, 3/01/36(c)		999	1,034,322
Series 2007 2.836%, 3/01/34(c)		2,627	2,757,172

			13,632,156

Total Mortgage Pass-Thru’s (cost $203,799,900)			213,568,259

AGENCIES – 10.4%
Agency Debentures – 10.4%
Federal Farm Credit Bank 0.284%, 10/12/12(b)		8,500	8,500,705
0.312%, 4/26/13(b)		78,125	78,145,234
0.322%, 6/26/13(b)		16,400	16,405,199
Federal National Mortgage Association 0.282%, 11/23/12(b)		11,645	11,645,007
0.293%, 10/18/12(b)		3,400	3,400,003
6.25%, 5/15/29		12,375	14,835,509
6.625%, 11/15/30		10,490	13,168,066

Total Agencies (cost $145,455,439)			146,099,723

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.1%
Non-Agency Fixed Rate CMBS – 8.6%
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A4 5.451%, 1/15/49		6,845	7,294,241
Series 2007-4, Class A4 5.742%, 2/10/51		6,835	7,452,956
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4 5.70%, 6/13/50		6,455	6,974,517
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.099%, 12/10/49		8,585	9,431,726
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		3,065	3,240,974

130	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39	U.S.$	6,475	$6,924,594
Series 2006-C5, Class A3 5.311%, 12/15/39		4,500	4,772,708
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.736%, 12/10/49		1,470	1,575,702
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class A4 5.818%, 6/15/49		855	920,912
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4 5.256%, 6/15/29		6,015	6,451,939
Series 2006-C6, Class A4 5.372%, 9/15/39		8,090	8,703,137
Series 2007-C1, Class A4 5.424%, 2/15/40		8,825	9,468,749
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4 5.904%, 6/12/46		3,075	3,394,183
Series 2006-3, Class A4 5.414%, 7/12/46		6,885	7,332,172
Morgan Stanley Capital I Series 2007-HQ13, Class A3 5.569%, 12/15/44		8,155	8,612,865
Series 2007-IQ13, Class A4 5.364%, 3/15/44		4,035	4,211,793
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3 5.765%, 7/15/45		8,565	9,281,689
Series 2006-C28, Class A4 5.572%, 10/15/48		7,235	7,748,760
Series 2007-C32, Class A3 5.746%, 6/15/49		6,885	7,339,479

			121,133,096

Agency CMBS – 0.3%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2 3.531%, 6/25/20		4,653	4,473,369

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	131

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 0.2%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E 2.669%, 3/06/20(a)(b)	U.S.$	1,855	$1,801,942

Total Commercial Mortgage-Backed Securities (cost $118,552,949)			127,408,407

ASSET - BACKED SECURITIES – 1.9%
Credit Cards - Floating Rate – 0.8%
Discover Card Master Trust Series 2009-A1, Class A1 1.566%, 12/15/14(b)+		11,000	11,140,891

Autos - Floating Rate – 0.4%
Wheels SPV LLC Series 2009-1, Class A 1.816%, 3/15/18(a)(b)+		6,541	6,577,548

Autos - Fixed Rate – 0.3%
Ally Auto Receivables Trust Series 2011-1, Class A3 1.38%, 1/15/15		4,555	4,567,056

Other ABS - Fixed Rate – 0.2%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		2,905	2,896,935

Home Equity Loans - Floating Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1 0.532%, 5/25/37(b)(d)		3,715	579,101
HSBC Home Equity Loan Trust Series 2005-3, Class A1 0.523%, 1/20/35(b)		768	686,719
Lehman XS Trust Series 2005-4, Class 1M1 0.762%, 10/25/35(b)(d)		3,539	54,695
Option One Mortgage Loan Trust Series 2006-3, Class M1 0.492%, 2/25/37(b)(d)		1,785	13,452

			1,333,967

132	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Home Equity Loans - Fixed Rate – 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.01%, 12/25/32	U.S.$	510	$485,933
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33		480	449,417

			935,350

Total Asset-Backed Securities (cost $35,788,120)			27,451,747

GOVERNMENTS - SOVEREIGN AGENCIES – 1.4%
Germany – 0.2%
Landwirtschaftliche Rentenbank 5.125%, 2/01/17		2,695	3,024,898

United Kingdom – 1.2%
Royal Bank of Scotland PLC (The) 1.45%, 10/20/11(a)		10,450	10,498,603
2.625%, 5/11/12(a)		6,000	6,140,952

			16,639,555

Total Governments - Sovereign Agencies (cost $19,209,647)			19,664,453

CMOs – 0.9%
Non-Agency Fixed Rate – 0.5%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 2.72%, 2/25/36		2,817	2,045,306
Series 2006-3, Class 22A1 5.085%, 5/25/36		1,226	590,095
Series 2007-1, Class 21A1 5.265%, 1/25/47		1,906	1,155,999
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 5.104%, 5/25/35		2,178	2,068,201
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1 5.528%, 5/25/36		1,596	914,709

			6,774,310

Non-Agency Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1 1.292%, 12/25/35(b)		1,045	697,979
Series 2006-OA14, Class 3A1 1.142%, 11/25/46(b)		4,332	2,380,694

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	133

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1 0.79%, 2/25/35(b)(d)	U.S.$	2,874	$109,809

			3,188,482

Non-Agency ARMs – 0.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A1 5.50%, 3/25/36(b)		3,037	2,288,805

Agency Fixed Rate – 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.548%, 5/28/35		392	296,904

Total CMOs (cost $21,395,423)			12,548,501

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Kazakhstan – 0.1%
KazMunayGas National Co. 7.00%, 5/05/20(a)		1,990	2,134,275

Malaysia – 0.3%
Petronas Capital Ltd. 5.25%, 8/12/19(a)		3,390	3,612,421

Russia – 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18(a)		5,677	6,236,185

Total Quasi-Sovereigns (cost $10,800,990)			11,982,881

CORPORATES - NON-INVESTMENT GRADES – 0.6%
Industrial – 0.6%
Basic – 0.1%
Westvaco Corp. 8.20%, 1/15/30		670	718,511

Consumer Cyclical - Other – 0.3%
Wyndham Worldwide Corp. 6.00%, 12/01/16		4,535	4,828,968

134	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.2%
Universal Health Services, Inc. 7.125%, 6/30/16	U.S.$	2,345	$2,556,453

Total Corporates - Non-Investment Grades (cost $7,723,383)			8,103,932

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Poland – 0.2%
Poland Government International Bond 3.875%, 7/16/15		2,894	2,930,175
6.375%, 7/15/19		460	511,750

			3,441,925

Russia – 0.3%
Russian Foreign Bond – Eurobond 7.50%, 3/31/30(a)		3,326	3,849,637

Total Governments – Sovereign Bonds (cost $6,990,087)			7,291,562

SUPRANATIONALS – 0.4%
European Investment Bank 4.875%, 2/15/36		1,970	1,982,724
International Bank for Reconstruction & Development 9.25%, 7/15/17		2,340	3,163,083

Total Supranationals (cost $4,950,069)			5,145,807

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.3%
United States – 0.3%
California State 7.625%, 3/01/40 (cost $3,379,249)		3,310	3,599,658

	Shares
SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(e) (cost $56,955,913)		56,955,913	56,955,913

Total Investments – 101.9% (cost $1,400,632,610)			1,432,520,619
Other assets less liabilities – (1.9)%			(27,385,589)

Net Assets – 100.0%			$1,405,135,030

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	135

Intermediate Duration Bond Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
HSBC Bank USA:
Mexican Nuevo Peso settling 4/11/11	166,993	$13,828,489	$13,748,509	$79,980

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$76,380	11/17/13	1.026%	3 Month LIBOR	$317,550

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $113,349,468 or 8.1% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(c)	Variable rate coupon, rate shown as of February 28, 2011.

(d)	Illiquid security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $17,718,439.

Currency Abbreviations:

MXN – Mexican Nuevo Peso

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
CMOs	– Collateralized Mortgage Obligations
FHLMC	– Federal Home Loan Mortgage Corporation
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
TBA	– To Be Announced

See notes to financial statements.

136	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

BOND INFLATION PROTECTION PORTFOLIO

Portfolio of Investments

February 28, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION - LINKED SECURITIES – 100.2%
United States – 100.2%
U.S. Treasury Inflation Index 0.50%, 4/15/15 (TIPS)	U.S.$	17,344	$17,990,485
1.25%, 7/15/20 (TIPS)		36,841	37,932,306
1.375%, 1/15/20 (TIPS)		39,891	41,723,889
1.625%, 1/15/15-1/15/18 (TIPS)(a)		154,518	167,147,822
1.875%, 7/15/13-7/15/19 (TIPS)		97,248	105,193,238
1.875%, 7/15/15 (TIPS)(a)		43,284	47,599,429
2.00%, 7/15/14 (TIPS)(a)		72,645	79,597,888
2.00%, 1/15/16-1/15/26 (TIPS)		30,725	33,347,894
2.125%, 1/15/19 (TIPS)(a)		25,403	28,315,982
2.375%, 1/15/17-1/15/25 (TIPS)(a)		70,870	79,772,247
3.00%, 7/15/12 (TIPS)(a)		44,948	48,063,203
3.375%, 1/15/12 (TIPS)(a)		37,936	39,764,528

Total Inflation - Linked Securities (cost $677,505,634)			726,448,911

CORPORATES - INVESTMENT GRADES – 21.2%
Industrial – 9.8%
Basic – 1.6%
Alcoa, Inc. 5.375%, 1/15/13		1,580	1,684,901
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		980	997,678
ArcelorMittal 6.125%, 6/01/18		1,570	1,688,533
Dow Chemical Co. (The) 8.55%, 5/15/19		1,370	1,737,115
International Paper Co. 9.375%, 5/15/19		1,315	1,715,569
Lubrizol Corp. 8.875%, 2/01/19		1,370	1,718,291
Xstrata Canada Financial Corp. 5.875%, 5/27/11	EUR	1,215	1,693,171

			11,235,258

Capital Goods – 0.5%
CRH Finance BV 7.375%, 5/28/14		1,100	1,675,902
Republic Services, Inc. 5.25%, 11/15/21	U.S.$	1,675	1,764,048

			3,439,950

Communications – Media – 1.6%
CBS Corp. 5.75%, 4/15/20		1,290	1,371,718

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	137

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Comcast Corp. 5.15%, 3/01/20	U.S.$	1,295	$1,350,467
News America, Inc. 6.15%, 3/01/37		1,739	1,761,630
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		1,340	1,701,035
RR Donnelley & Sons Co. 4.95%, 4/01/14		1,650	1,710,603
Time Warner Cable, Inc. 7.50%, 4/01/14		1,435	1,657,129
WPP Finance UK 5.875%, 6/15/14		1,565	1,709,017

			11,261,599

Communications - Telecommunications – 1.5%
American Tower Corp. 5.05%, 9/01/20		1,355	1,331,957
Deutsche Telekom International Finance BV 7.125%, 9/26/12	GBP	1,000	1,745,703
Embarq Corp. 7.082%, 6/01/16	U.S.$	1,510	1,718,437
Koninklijke KPN NV 5.00%, 11/13/12	EUR	1,185	1,708,128
Qwest Corp. 7.50%, 10/01/14	U.S.$	1,500	1,717,500
Telecom Italia Capital SA 6.375%, 11/15/33		1,165	1,076,444
United States Cellular Corp. 6.70%, 12/15/33		1,715	1,671,810

			10,969,979

Consumer Cyclical - Automotive – 0.4%
Daimler Finance North America LLC 7.30%, 1/15/12		1,275	1,346,039
Harley-Davidson Funding Corp. 5.75%, 12/15/14(b)		1,640	1,744,822

			3,090,861

Consumer Cyclical - Entertainment – 0.2%
Viacom, Inc. 6.25%, 4/30/16		1,495	1,715,061

Consumer Cyclical - Other – 0.2%
Carnival PLC 4.25%, 11/27/13	EUR	1,225	1,734,870

138	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Nordstrom, Inc. 6.25%, 1/15/18	U.S.$	1,515	$1,732,672

Consumer Non-Cyclical – 1.0%
Altria Group, Inc. 9.25%, 8/06/19		1,365	1,772,954
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		1,610	1,651,672
Delhaize Group SA 5.875%, 2/01/14		1,515	1,660,785
Reynolds American, Inc. 7.625%, 6/01/16		1,480	1,758,583

			6,843,994

Energy – 1.7%
Anadarko Petroleum Corp. 5.95%, 9/15/16		1,500	1,644,977
Hess Corp. 8.125%, 2/15/19		1,355	1,701,755
Marathon Petroleum Corp. 3.50%, 3/01/16(b)		230	231,125
5.125%, 3/01/21(b)		390	395,594
Nabors Industries, Inc. 9.25%, 1/15/19		1,330	1,668,510
Noble Energy, Inc. 8.25%, 3/01/19		1,370	1,726,478
Valero Energy Corp. 6.875%, 4/15/12		1,525	1,617,317
Weatherford International Ltd. 5.15%, 3/15/13		1,560	1,648,099
Williams Cos., Inc. (The) 7.875%, 9/01/21		1,410	1,762,334

			12,396,189

Technology – 0.5%
Agilent Technologies, Inc. 5.00%, 7/15/20		249	252,895
Motorola, Inc. 7.50%, 5/15/25		1,540	1,727,942
Xerox Corp. 8.25%, 5/15/14		1,425	1,667,528

			3,648,365

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.75%, 12/15/16		1,615	1,742,388

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	139

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
Ryder System, Inc. 3.15%, 3/02/15	U.S.$	909	$918,539
5.85%, 11/01/16		630	696,911

			1,615,450

			71,426,636

Financial Institutions – 8.3%
Banking – 3.9%
American Express Co. 7.25%, 5/20/14		1,490	1,703,977
Bank of America Corp. 5.625%, 7/01/20		1,710	1,778,752
Bank of Scotland PLC 5.625%, 5/23/13	EUR	1,190	1,704,338
Barclays Bank PLC 5.45%, 9/12/12	U.S.$	1,535	1,631,928
BBVA Senior Finance SAU Series G 3.625%, 5/14/12	EUR	1,200	1,667,194
Capital One Financial Corp. 7.375%, 5/23/14	U.S.$	1,445	1,665,286
Citigroup, Inc. 5.50%, 4/11/13		1,565	1,677,680
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20		1,565	1,677,973
HSBC BANK PLC 01/14 FLT 1.103%, 1/17/14(b)(c)		1,725	1,722,551
JPMorgan Chase & Co. 4.40%, 7/22/20		1,745	1,703,752
M&I Marshall & Ilsley Bank 5.00%, 1/17/17		1,770	1,844,713
Macquarie Group Ltd. 7.625%, 8/13/19(b)		1,470	1,650,810
Morgan Stanley 5.50%, 7/24/20		1,670	1,687,446
National Australia Bank Ltd. 3.75%, 3/02/15(b)		1,050	1,087,635
Royal Bank of Scotland PLC (The) 3.25%, 1/11/14		1,715	1,732,987
Santander International Debt SA 5.125%, 4/11/11	EUR	1,200	1,660,845
UBS AG/Stamford CT 5.875%, 7/15/16	U.S.$	1,610	1,731,885

			28,329,752

Brokerage – 0.3%
Jefferies Group, Inc. 6.875%, 4/15/21		1,639	1,758,173

140	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Finance – 0.2%
SLM Corp. Series A 5.375%, 1/15/13	U.S.$	1,670	$1,734,071

Insurance – 3.7%
Aetna, Inc. 6.75%, 12/15/37		1,550	1,768,733
Allstate Corp. (The) 6.125%, 5/15/37		1,725	1,759,500
CIGNA Corp. 5.125%, 6/15/20		583	610,783
Genworth Financial, Inc. 6.515%, 5/22/18		1,675	1,683,050
Hartford Financial Services Group, Inc. 6.10%, 10/01/41		1,850	1,807,321
Humana, Inc. 7.20%, 6/15/18		1,520	1,732,267
Lincoln National Corp. 8.75%, 7/01/19		1,350	1,700,699
Markel Corp. 7.125%, 9/30/19		543	616,398
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14		1,585	1,693,468
Metropolitan Life Global Funding I 5.125%, 4/10/13(b)		1,545	1,654,338
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)		1,410	1,680,864
Principal Financial Group, Inc. 7.875%, 5/15/14		1,445	1,672,596
Prudential Financial, Inc. Series D 7.375%, 6/15/19		1,425	1,694,185
Swiss Re Capital I LP 6.854%, 5/25/16(b)		1,815	1,796,850
UnitedHealth Group, Inc. 5.25%, 3/15/11		1,600	1,602,422
WellPoint, Inc. 4.35%, 8/15/20		685	683,934
7.00%, 2/15/19		890	1,058,181
XL Group PLC 5.25%, 9/15/14		1,590	1,678,647

			26,894,236

REITS – 0.2%
HCP, Inc. 5.375%, 2/01/21		1,167	1,192,820

			59,909,052

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	141

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Utility – 2.3%
Electric – 1.1%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(b)	U.S.$	1,355	$1,395,330
Constellation Energy Group, Inc. 5.15%, 12/01/20		1,355	1,358,598
Nisource Finance Corp. 6.15%, 3/01/13		1,530	1,658,870
Ohio Power Co. Series F 5.50%, 2/15/13		350	374,785
PPL Energy Supply LLC 6.50%, 5/01/18		1,550	1,716,475
Teco Finance, Inc. 4.00%, 3/15/16		1,680	1,707,878

			8,211,936

Natural Gas – 1.2%
DCP Midstream LLC 9.75%, 3/15/19(b)		1,290	1,670,016
Enterprise Products Operating LLC Series G 5.60%, 10/15/14		1,525	1,690,996
EQT Corp. 8.125%, 6/01/19		1,385	1,642,003
Spectra Energy Capital LLC 8.00%, 10/01/19		1,395	1,687,261
Williams Partners LP 3.80%, 2/15/15		1,660	1,722,529

			8,412,805

			16,624,741

Non Corporate Sectors – 0.8%
Agencies - Not Government Guaranteed – 0.8%
Gazprom Via Gaz Capital SA 6.212%, 11/22/16(b)		2,760	2,925,600
Petrobras International Finance Co. – Pifco 5.75%, 1/20/20		2,805	2,910,603

			5,836,203

Total Corporates - Investment Grades (cost $150,521,947)			153,796,632

GOVERNMENTS - SOVEREIGN AGENCIES – 7.2%
Australia – 0.4%
Suncorp-Metway Ltd. 1.803%, 7/16/12(b)(c)		2,600	2,648,503

142	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Netherlands – 1.9%
NIBC Bank NV 3.125%, 2/17/12	EUR	5,050	$7,069,083
SNS Bank NV 2.875%, 1/30/12		5,090	7,113,865

			14,182,948

United Kingdom – 1.3%
Lloyds TSB Bank PLC 2.75%, 3/16/12	GBP	1,465	2,418,366
Skipton Building Society 2.00%, 4/05/12		1,485	2,433,145
West Bromwich Building Society 2.00%, 4/05/12		1,490	2,447,662
Yorkshire Building Society 2.00%, 3/30/12		1,490	2,438,831

			9,738,004

United States – 3.6%
Goldman Sachs Group, Inc. (The) – FDIC Insured 3.50%, 12/08/11	EUR	18,510	25,948,979

Total Governments - Sovereign Agencies (cost $49,557,857)			52,518,434

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.8%
Non-Agency Fixed Rate CMBS – 5.4%
Banc of America Commercial Mortgage, Inc. Series 2007-4, Class A4 5.742%, 2/10/51	U.S.$	3,275	3,571,094
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4 5.70%, 6/13/50		1,390	1,501,871
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.099%, 12/10/49		3,445	3,784,775
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		3,350	3,542,337
Series 2007-C9, Class A4 5.815%, 12/10/49		4,250	4,643,243

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	143

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, 3/10/39	U.S.$	3,455	$3,690,988
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4 5.814%, 6/12/43		3,925	4,293,890
Series 2007-C1, Class A4 5.716%, 2/15/51		3,375	3,568,424
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4
5.883%, 6/15/38		3,220	3,547,307
Series 2007-C1, Class A4 5.424%, 2/15/40		3,335	3,578,275
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46		3,265	3,477,058

			39,199,262

Agency CMBS – 0.4%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A1 2.746%, 12/25/19		3,258	3,199,042

Total Commercial Mortgage-Backed Securities (cost $39,952,969)			42,398,304

SUPRANATIONALS – 1.9%
European Bank for Reconstruction & Development Series G 9.25%, 9/10/12	BRL	5,675	3,407,797
European Investment Bank 0.603%, 3/05/12(c)	U.S.$	3,500	3,512,299
Inter-American Development Bank 0.502%, 3/16/11(c)		6,610	6,610,601

Total Supranationals (cost $13,280,548)			13,530,697

ASSET - BACKED SECURITIES – 1.2%
Credit Cards - Floating Rate – 0.5%
American Express Credit Account Master Trust Series 2007-8, Class A 0.566%, 5/15/15(c)		3,676	3,680,816

144	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.5%
Ford Credit Auto Owner Trust Series 2009-D, Class A4 2.98%, 8/15/14	U.S.$	3,120	$3,229,209

Other ABS - Fixed Rate – 0.2%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		1,467	1,462,804

Total Asset-Backed Securities (cost $8,347,731)			8,372,829

GOVERNMENTS - TREASURIES – 0.9%
Mexico – 0.9%
Mexican Bonos Series M 10 7.25%, 12/15/16 (cost $6,815,346)	MXN	80,365	6,835,916

CORPORATES - NON-INVESTMENT GRADES – 0.8%
Industrial – 0.8%
Basic – 0.1%
United States Steel Corp. 6.65%, 6/01/37	U.S.$	815	$723,313

Capital Goods – 0.1%
Case New Holland, Inc. 7.875%, 12/01/17(b)		618	690,615

Communications - Media – 0.2%
Ziggo Bond Co. BV 8.00%, 5/15/18(b)	EUR	760	1,124,797

Consumer Non-Cyclical – 0.3%
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/21(b)	U.S.$	715	691,763
Universal Health Services, Inc. 7.125%, 6/30/16		1,485	1,618,905

			2,310,668

Energy – 0.1%
Chesapeake Energy Corp. 6.125%, 2/15/21		707	721,140

Total Corporates - Non-Investment Grades (cost $5,438,308)			5,570,533

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	145

Bond Inflation Protection Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

QUASI - SOVEREIGNS – 0.7%
Quasi - Sovereign Bonds – 0.7%
Russia – 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18(b) (cost $4,943,244)	U.S.$	4,365	$4,794,952

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Poland – 0.1%
Poland Government International Bond 3.875%, 7/16/15 (cost $774,956)		777	786,713

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $659,240)		590	682,925

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(d) (cost $1,321,471)		1,321,471	1,321,471

Total Investments – 140.3% (cost $959,119,251)			1,017,058,317
Other assets less liabilities – (40.3)%			(292,101,340)

Net Assets – 100.0%			$724,956,977

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	62	March 2011	$10,177,963	$10,025,556	$(152,407)

146	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Japan Government Bonds 10 Yr Futures	8	March 2011	$13,675,383	$13,646,109	$29,274
U.S. T-Note 5 Yr Futures	643	June 2011	75,089,077	75,190,812	(101,735)
U.S. T-Note 10 Yr Futures	41	June 2011	4,865,532	4,880,922	(15,390)

					$(240,258)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Norwegian Krone settling 4/15/11	21,203	$3,702,554	$3,777,351	$74,797
BNP Paribas SA:
Euro settling 3/07/11	146	199,658	201,926	2,268
Citibank N.A.:
Brazilian Real settling 3/02/11	5,928	3,568,937	3,562,931	(6,006)
Credit Suisse London Branch (GFX):
Norwegian Krone settling 4/15/11	20,320	3,466,394	3,620,067	153,673
South Korean Won settling 4/18/11	10,025,843	8,881,073	8,859,734	(21,339)
Goldman Sachs International:
Brazilian Real settling 3/02/11	5,928	3,568,507	3,562,931	(5,576)
HSBC Bank USA:
Euro settling 3/07/11	158	215,869	217,760	1,891
Morgan Stanley and Co. Inc:
Swedish Krona settling 4/15/11	25,171	3,877,827	3,965,732	87,905
Standard Chartered Bank:
Indonesian Rupiah settling 3/25/11(1)	32,447,175	3,532,627	3,674,999	142,372
State Street Bank and Trust Co.:
Great British Pound settling 4/04/11	392	636,363	637,669	1,306
New Zealand Dollar settling 4/08/11	4,692	3,507,809	3,520,816	13,007

Sale Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 3/24/11	883,095	10,612,088	10,796,559	(184,471)
Citibank N.A.:
Brazilian Real settling 3/02/11	5,928	3,568,507	3,562,931	5,576

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	147

Bond Inflation Protection Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Brazilian Real settling 4/04/11	5,928	$3,546,518	$3,543,126	$3,392
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/25/11	6,803	6,849,738	6,998,975	(149,237)
Goldman Sachs International:
Brazilian Real settling 3/02/11	5,928	3,520,402	3,562,931	(42,529)
Royal Bank of Scotland PLC:
Great British Pound settling 4/04/11	7,592	12,102,490	12,337,933	(235,443)
Mexican Nuevo Peso settling 4/11/11	39,868	3,281,349	3,282,330	(981)
UBS AG:
Euro settling 3/07/11	5,253	7,195,514	7,247,827	(52,313)
Euro settling 3/07/11	43,101	57,623,450	59,473,495	(1,850,045)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$50,940	11/17/13	1.059%	3 Month LIBOR	$162,187

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES (see Note C)

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America: CDX –NAHYS14V1– 5 Year Index, 6/20/15*	5.00%	3.52%	$19,880	$1,295,602	$103,454	$1,192,148
Bank of America: CDX – NAIGS14V1 – 5 Year Index, 6/20/15*	1.00	0.74	52,860	677,413	295,550	381,863

*	Termination date

148	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	U.S. $ Value at February 28, 2011
Bank of America	0.17%	3/04/11	$24,920,044
Bank of America	0.18%	12/30/11	37,138,093
Barclays Bank	0.17%	3/04/11	2,956,404
Barclays Bank	0.17%	3/08/11	88,839,812
Barclays Bank	0.17%	3/18/11	87,363,788
Barclays Bank	0.19%	3/08/11	21,526,704
Barclays Bank	0.23%	12/30/11	2,445,843
Barclays Bank	0.24%	12/30/11	24,789,810

			$289,980,498

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $296,752,473.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $27,906,165 or 3.8% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

BRL	– Brazilian Real
EUR	– Euro
GBP	– Great British Pound
MXN	– Mexican Nuevo Peso

Glossary:

ABS	– Asset-Backed Securities
CMBS	– Commercial Mortgage-Backed Securities
FDIC	– Federal Deposit Insurance Corporation
FHLMC	– Federal Home Loan Mortgage Corporation
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
TBA	– To Be Announced
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	149
Bond Inflation Protection Portfolio—Portfolio of Investments

HIGH-YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 75.2%
Industrial – 59.9%
Basic – 6.9%
AK Steel Corp. 7.625%, 5/15/20	U.S.$	1,043	$1,063,860
Aleris International, Inc. 7.625%, 2/15/18(a)		1,100	1,119,250
Algoma Acquisition Corp. 9.875%, 6/15/15(a)		1,050	956,812
Appleton Papers, Inc. 10.50%, 6/15/15(a)		435	450,225
Arch Western Finance LLC 6.75%, 7/01/13		696	702,960
Basell Finance Co. BV 8.10%, 3/15/27(a)		569	642,970
Boise Paper Holdings LLC / Boise Finance Co. 9.00%, 11/01/17		267	297,705
Celanese US Holdings LLC 6.625%, 10/15/18(a)		172	179,740
Consol Energy, Inc. 8.25%, 4/01/20(a)		525	578,813
Domtar Corp. Series GLOB 7.125%, 8/15/15		626	688,600
Drummond Co., Inc. 7.375%, 2/15/16		530	548,550
Evraz Group SA 8.25%, 11/10/15(a)		394	429,460
8.875%, 4/24/13(a)		200	217,750
9.50%, 4/24/18(a)		720	826,200
FMG Resources August 2006 Pty Ltd. 7.00%, 11/01/15(a)		425	440,938
Georgia-Pacific LLC 7.125%, 1/15/17(a)		595	632,188
8.25%, 5/01/16(a)		375	422,813
Graphic Packaging International, Inc. 7.875%, 10/01/18		500	537,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 4.813%, 11/15/14(b)		279	269,584
Huntsman International LLC 5.50%, 6/30/16		400	395,000
8.625%, 3/15/21(a)		241	267,510
Ineos Group Holdings PLC 8.50%, 2/15/16(a)		1,725	1,742,250
Kerling PLC 10.625%, 2/01/17(a)	EUR	885	1,386,125

150	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

KRATON Polymers LLC/KRATON Polymers Capital Corp. 6.75%, 3/01/19(a)	U.S.$	101	$103,020
Lecta SA 5.093%, 2/15/14(a)(b)	EUR	484	649,529
Lyondell Chemical Co. 11.00%, 5/01/18	U.S.$	715	820,462
MacDermid, Inc. 9.50%, 4/15/17(a)		675	718,875
Nalco Co. 6.625%, 1/15/19(a)		291	300,821
NewMarket Corp. 7.125%, 12/15/16		615	641,137
NewPage Corp. 10.00%, 5/01/12		397	262,020
11.375%, 12/31/14		750	748,125
Norske Skogindustrier ASA 6.125%, 10/15/15(a)		661	588,290
Nova Chemicals Corp. 8.625%, 11/01/19		501	553,605
Novelis, Inc. 8.75%, 12/15/20(a)		1,976	2,178,540
Omnova Solutions, Inc. 7.875%, 11/01/18(a)		809	830,236
Peabody Energy Corp. 7.375%, 11/01/16		545	615,850
Polymer Group, Inc. 7.75%, 2/01/19(a)		1,300	1,353,625
Polypore International, Inc. 7.50%, 11/15/17(a)		380	393,300
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(a)		501	534,818
Rhodia SA 3.748%, 10/15/13(a)(b)	EUR	419	575,962
6.875%, 9/15/20(a)	U.S.$	406	415,643
Severstal OAO Via Steel Capital SA 9.25%, 4/19/14(a)		1,438	1,621,345
Solutia, Inc. 7.875%, 3/15/20		268	294,800
Steel Dynamics, Inc. 7.75%, 4/15/16		2,230	2,369,375
TPC Group LLC 8.25%, 10/01/17(a)		747	794,621
United States Steel Corp. 7.00%, 2/01/18		825	860,062
7.375%, 4/01/20		370	391,275
Vedanta Resources PLC 8.75%, 1/15/14(a)		1,400	1,491,000

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	151

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Verso Paper Holdings LLC / Verso Paper, Inc. 8.75%, 2/01/19(a)	U.S.$	360	$376,200
Series B 11.375%, 8/01/16		900	956,250
Weyerhaeuser Co. 7.375%, 3/15/32		685	744,849

			36,980,438

Capital Goods – 5.1%
Alliant Techsystems, Inc. 6.875%, 9/15/20		320	330,800
Ardagh Packaging Finance PLC 7.375%, 10/15/17(a)		320	340,800
BE Aerospace, Inc. 6.875%, 10/01/20		333	347,153
Berry Plastics Corp. 9.75%, 1/15/21(a)		1,300	1,303,250
Bombardier, Inc. 7.50%, 3/15/18(a)		624	670,800
Building Materials Corp. of America 7.00%, 2/15/20(a)		689	726,034
7.50%, 3/15/20(a)		499	520,831
CNH America LLC 7.25%, 1/15/16		935	1,021,487
CPI International Acquisition, Inc. 8.00%, 2/15/18(a)		529	532,968
Grohe Holding GMBH 8.625%, 10/01/14(a)	EUR	834	1,186,843
Manitowoc Co., Inc. (The) 8.50%, 11/01/20	U.S.$	700	761,250
Masco Corp. 6.125%, 10/03/16		160	163,724
7.125%, 3/15/20		1,500	1,562,208
Mohawk Industries, Inc. 6.875%, 1/15/16		1,377	1,476,832
Nordenia Holdings AG 9.75%, 7/15/17(a)	EUR	517	796,906
Owens-Brockway Glass Container, Inc. 6.75%, 12/01/14	U.S.$	1,780	1,822,275
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)		1,180	1,233,100
Ply Gem Industries, Inc. 8.25%, 2/15/18(a)		1,100	1,126,125
Pregis Corp. 5.998%, 4/15/13(b)	EUR	500	669,276
RBS Global, Inc. / Rexnord LLC 11.75%, 8/01/16	U.S.$	365	395,113

152	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 4/15/19(a)	U.S.$	712	$729,800
7.75%, 10/15/16(a)		118	125,670
8.25%, 2/15/21(a)		1,850	1,854,625
9.00%, 4/15/19(a)		638	665,115
RSC Equipment Rental Inc/RSC Holdings III LLC 8.25%, 2/01/21(a)		750	793,125
10.25%, 11/15/19		500	570,000
Smurfit Kappa Acquisitions 7.75%, 11/15/19(a)	EUR	1,000	1,476,546
Terex Corp. 8.00%, 11/15/17	U.S.$	536	561,460
TransDigm, Inc. 7.75%, 12/15/18(a)		1,200	1,293,000
United Rentals North America, Inc. 8.375%, 9/15/20		825	873,469
USG Corp. 6.30%, 11/15/16		1,115	1,056,462

			26,987,047

Communications - Media – 7.7%
Allbritton Communications Co. 8.00%, 5/15/18		1,410	1,476,975
Cablevision Systems Corp. 8.00%, 4/15/20		1,750	1,907,500
CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/16		1,000	1,211,250
CCO Holdings LLC / CCO Holdings Capital Corp. 7.00%, 1/15/19		1,625	1,653,438
7.00%, 1/15/19(a)		625	634,375
7.875%, 4/30/18		664	708,820
8.125%, 4/30/20		219	236,246
Cengage Learning Acquisitions, Inc. 10.50%, 1/15/15(a)		850	881,875
Central European Media Enterprises Ltd. 11.625%, 9/15/16(a)	EUR	650	946,301
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, 11/15/17(a)	U.S.$	1,015	1,073,363
CET 21 spol sro 9.00%, 11/01/17(a)	EUR	66	97,907
Charter Communications Operating LLC / Charter Communications Operating Capital 8.00%, 4/30/12(a)	U.S.$	800	842,000

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	153

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Citadel Broadcasting Corp. 7.75%, 12/15/18(a)	U.S.$	220	$235,950
Clear Channel Communications, Inc. 5.75%, 1/15/13		391	383,180
10.75%, 8/01/16		1,635	1,594,125
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17		35	38,850
Series B 9.25%, 12/15/17		1,440	1,602,000
Columbus International, Inc. 11.50%, 11/20/14(a)		1,128	1,291,560
CSC Holdings LLC 6.75%, 4/15/12		73	76,011
7.625%, 7/15/18		535	588,500
7.875%, 2/15/18		640	713,600
Dex One Corp. 12.00%, 1/29/17(c)		338	233,398
DISH DBS Corp. 6.625%, 10/01/14		970	1,028,200
7.125%, 2/01/16		650	693,875
Intelsat Jackson Holdings SA 7.25%, 10/15/20(a)		1,100	1,130,250
11.25%, 6/15/16		612	654,840
Intelsat Luxembourg SA 11.25%, 2/04/17		1,725	1,908,281
11.50%, 2/04/17(c)		873	969,182
Lamar Media Corp. 6.625%, 8/15/15		1,440	1,476,000
Liberty Media LLC 5.70%, 5/15/13		545	568,163
LIN Television Corp. 6.50%, 5/15/13		725	728,625
Local TV Finance LLC 9.25%, 6/15/15(a)(c)		525	509,250
New York Times Co. (The) 6.625%, 12/15/16(a)		500	508,750
Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/18(a)		360	389,250
Quebecor Media, Inc. 7.75%, 3/15/16		2,455	2,553,200
Rainbow National Services LLC 8.75%, 9/01/12(a)		1,224	1,228,590
10.375%, 9/01/14(a)		473	492,511
Sinclair Television Group, Inc. 8.375%, 10/15/18(a)		600	634,500
9.25%, 11/01/17(a)		160	180,800

154	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 8.50%, 5/15/21(a)	U.S.$	470	$489,975
9.75%, 3/15/15(a)(c)		406	426,123
12.00%, 7/01/14(a)		650	708,500
UPCB Finance III Ltd. 6.625%, 7/01/20(a)		385	383,556
Valassis Communications, Inc. 6.625%, 2/01/21(a)		500	493,750
WMG Holdings Corp. 9.50%, 12/15/14		2,096	2,111,720
XM Satellite Radio, Inc. 7.625%, 11/01/18(a)		975	1,033,500
Ziggo Bond Co. BV 8.00%, 5/15/18(a)	EUR	800	1,183,997

			40,912,612

Communications - Telecommunications – 4.9%
Cincinnati Bell, Inc. 8.75%, 3/15/18	U.S.$	750	719,063
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(a)		1,200	1,308,000
Cricket Communications, Inc. 7.75%, 5/15/16-10/15/20		1,060	1,094,950
Crown Castle International Corp. 7.125%, 11/01/19		1,000	1,063,750
Digicel Group Ltd. 10.50%, 4/15/18(a)		1,083	1,234,620
Fairpoint Communications, Inc. Series 1 13.125%, 4/02/18(d)		1,966	9,830
Frontier Communications Corp. 6.25%, 1/15/13		851	903,124
9.00%, 8/15/31		545	573,613
Level 3 Financing, Inc. 8.75%, 2/15/17		685	673,013
9.25%, 11/01/14		1,200	1,239,000
MetroPCS Wireless, Inc. 7.875%, 9/01/18		1,950	2,059,687
Mobile Telesystems Finance SA 8.00%, 1/28/12(a)		1,558	1,635,900
PAETEC Holdings Corp. 9.875%, 12/01/18(a)		1,045	1,125,987
Qwest Communications International, Inc. 7.50%, 2/15/14		350	355,250
Sprint Capital Corp. 6.875%, 11/15/28		1,315	1,185,144
8.75%, 3/15/32		1,180	1,227,200

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	155

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Sprint Nextel Corp. 6.00%, 12/01/16	U.S.$	1,000	$997,500
Sunrise Communications Holdings SA 8.50%, 12/31/18(a)	EUR	350	524,036
tw telecom holdings, Inc 8.00%, 3/01/18	U.S.$	1,039	1,114,327
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 8.375%, 4/30/13(a)		1,560	1,688,700
Wind Acquisition Finance SA 7.25%, 2/15/18(a)		2,600	2,704,000
Windstream Corp. 7.875%, 11/01/17		675	733,219
8.125%, 9/01/18		900	963,000
8.625%, 8/01/16		1,070	1,131,525

			26,264,438

Consumer Cyclical - Automotive – 3.6%
Affinia Group, Inc. 9.00%, 11/30/14(a)		305	311,100
9.00%, 11/30/14		545	555,900
Allison Transmission, Inc. 11.00%, 11/01/15(a)		560	609,000
ArvinMeritor, Inc. 8.125%, 9/15/15		500	536,250
Cooper-Standard Automotive, Inc. 8.50%, 5/01/18		625	675,000
Dana Holding Corp. 6.50%, 2/15/19		140	141,400
6.75%, 2/15/21		111	112,388
Exide Technologies 8.625%, 2/01/18(a)		268	285,755
Ford Motor Co. 7.45%, 7/16/31		1,000	1,088,447
Ford Motor Credit Co. LLC 3.053%, 1/13/12(b)		2,785	2,813,379
7.00%, 10/01/13		2,734	2,969,047
8.00%, 12/15/16		2,665	3,018,550
Goodyear Tire & Rubber Co. (The) 8.25%, 8/15/20		1,464	1,573,800
8.75%, 8/15/20		857	944,842
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(e)		1,436	574,400
Lear Corp. 7.875%, 3/15/18		150	165,375
8.125%, 3/15/20		250	280,000

156	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Navistar International Corp. 8.25%, 11/01/21	U.S.$	1,010	$1,118,575
Tenneco, Inc. 6.875%, 12/15/20(a)		330	342,375
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625%, 9/01/17(a)		746	835,520
Uncle Acquisition 2010 Corp. 8.625%, 2/15/19(a)		402	428,130

			19,379,233

Consumer Cyclical - Entertainment – 0.8%
AMC Entertainment Holdings, Inc. 9.75%, 12/01/20(a)		425	455,812
ClubCorp Club Operations, Inc. 10.00%, 12/01/18(a)		775	783,719
Greektown Holdings LLC 10.75%, 12/01/13(d) (e)		525	0
NAI Entertainment Holdings LLC 8.25%, 12/15/17(a)		930	999,750
Pinnacle Entertainment, Inc. 7.50%, 6/15/15		600	609,000
8.75%, 5/15/20		625	666,406
Regal Entertainment Group 9.125%, 8/15/18		770	823,900

			4,338,587

Consumer Cyclical - Other – 6.1%
Beazer Homes USA, Inc. 12.00%, 10/15/17		425	494,063
Boyd Gaming Corp. 7.125%, 2/01/16		900	861,750
9.125%, 12/01/18(a)		525	551,250
Broder Brothers Co. 12.00%, 10/15/13(c)(f)		354	345,600
Caesars Entertainment Operating Co., Inc 10.00%, 12/15/18		1,700	1,598,000
10.75%, 2/01/16		1,016	1,003,300
11.25%, 6/01/17		1,100	1,248,500
Chukchansi Economic Development Authority 8.00%, 11/15/13(a)		540	405,000
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 1/15/16(a)		1,111	1,158,217

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	157

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

DR Horton, Inc. 6.50%, 4/15/16	U.S.$	1,180	$1,233,100
Host Hotels & Resorts LP 6.875%, 11/01/14		385	398,475
Series Q 6.75%, 6/01/16		935	970,062
Isle of Capri Casinos, Inc. 7.00%, 3/01/14		620	614,575
K Hovnanian Enterprises, Inc. 6.25%, 1/15/16		655	520,725
10.625%, 10/15/16		500	541,875
KB Home 6.375%, 8/15/11		125	126,875
Lennar Corp. Series B 6.50%, 4/15/16		2,500	2,493,750
Levi Strauss & Co. 8.875%, 4/01/16		742	776,318
M/I Homes, Inc. 8.625%, 11/15/18(a)		540	549,450
Marina District Finance Co., Inc. 9.50%, 10/15/15(a)		255	265,838
9.875%, 8/15/18(a)		745	776,663
MCE Finance Ltd. 10.25%, 5/15/18		460	529,000
MGM Resorts International 6.625%, 7/15/15		1,222	1,160,900
7.625%, 1/15/17		1,610	1,543,587
NCL Corp. Ltd. 9.50%, 11/15/18(a)		800	866,000
11.75%, 11/15/16		500	590,625
Quiksilver, Inc. 6.875%, 4/15/15		650	645,125
Realogy Corp. Class A 11.00%, 4/15/18(a)		570	592,800
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13		2,385	2,557,912
Seminole Indian Tribe of Florida 6.535%, 10/01/20(a)		94	92,592
7.75%, 10/01/17(a)		531	563,524
Standard Pacific Corp. 8.375%, 5/15/18(a)		500	530,000
10.75%, 9/15/16		555	652,125
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13		2,065	2,199,225
7.875%, 5/01/12		539	567,298

158	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Station Casinos, Inc. 6.625%, 3/15/18(d)	U.S.$	3,610	$361
William Lyon Homes, Inc. 10.75%, 4/01/13		847	724,185
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		1,900	2,009,250

			32,757,895

Consumer Cyclical - Restaurants – 0.5%
Burger King Corp. 9.875%, 10/15/18		640	683,200
CKE Restaurants, Inc. 11.375%, 7/15/18		750	841,875
Dunkin Finance Corp. 9.625%, 12/01/18(a)		384	388,800
Landry’s Restaurants, Inc. Series 144 11.625%, 12/01/15(a)		455	493,675

			2,407,550

Consumer Cyclical - Retailers – 2.7%
Asbury Automotive Group, Inc. 7.625%, 3/15/17		77	78,925
8.375%, 11/15/20(a)		357	374,850
AutoNation, Inc. 6.75%, 4/15/18		120	124,800
Bon-Ton Department Stores, Inc. (The) 10.25%, 3/15/14		1,195	1,226,369
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19(a)		121	122,210
Giraffe Acquisition Corp. 9.125%, 12/01/18(a)		1,100	1,127,500
JC Penney Corp., Inc. 7.40%, 4/01/37		525	504,000
Limited Brands, Inc. 5.25%, 11/01/14		328	343,170
6.90%, 7/15/17		1,645	1,764,262
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14		960	1,024,800
5.90%, 12/01/16		1,495	1,595,912
Michaels Stores, Inc. 7.75%, 11/01/18(a)		500	516,250
11.375%, 11/01/16		565	617,263
Neiman Marcus Group, Inc. (The) 9.00%, 10/15/15(c)		619	648,519
Penske Automotive Group, Inc. 7.75%, 12/15/16		250	258,125

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	159

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Rite Aid Corp. 6.875%, 8/15/13	U.S.$	580	$566,950
8.00%, 8/15/20		1,000	1,081,250
9.50%, 6/15/17		445	409,400
Toys R US – Delaware, Inc. 7.375%, 9/01/16(a)		805	848,269
Toys R US, Inc. 7.375%, 10/15/18		900	902,250
YCC Holdings LLC / Yankee Finance, Inc. 10.25%, 2/15/16(a)		130	133,900

			14,268,974

Consumer Non-Cyclical – 7.0%
ACCO Brands Corp. 7.625%, 8/15/15		1,000	1,018,750
10.625%, 3/15/15		760	858,800
Alere, Inc. 8.625%, 10/01/18		800	848,000
AMGH Merger Sub, Inc. 9.25%, 11/01/18(a)		720	775,800
ARAMARK Corp. 8.50%, 2/01/15		1,710	1,786,950
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18(a)		775	800,187
Bakkavor Finance 2 PLC 8.25%, 2/15/18(a)	GBP	500	800,632
Bausch & Lomb, Inc. 9.875%, 11/01/15	U.S.$	390	422,175
Biomet, Inc. 11.625%, 10/15/17		520	586,300
BioScrip, Inc. 10.25%, 10/01/15		500	527,500
Blue Merger Sub, Inc. 7.625%, 2/15/19(a)		255	257,550
Care UK Health & Social Care PLC 9.75%, 8/01/17(a)	GBP	525	923,877
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(c)	U.S.$	1,320	1,356,645
CHS/Community Health Systems, Inc. 8.875%, 7/15/15		891	944,460
ConvaTec Healthcare E SA 10.50%, 12/15/18(a)		521	556,167
Del Monte Corp. 6.75%, 2/15/15		395	400,925
DJO Finance LLC / DJO Finance Corp. 10.875%, 11/15/14		520	570,050

160	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Dole Food Co., Inc. 8.00%, 10/01/16(a)	U.S.$	500	$533,750
Elan Finance PLC / Elan Finance Corp. 8.75%, 10/15/16(a)		500	526,250
Elizabeth Arden, Inc. 7.375%, 3/15/21(a)		445	467,250
Gentiva Health Services, Inc. 11.50%, 9/01/18		425	478,656
Giant Funding Corp. 8.25%, 2/01/18(a)		700	719,250
HCA Holdings, Inc. 7.75%, 5/15/21(a)		700	736,750
HCA, Inc. 6.375%, 1/15/15		3,348	3,456,810
6.50%, 2/15/16		1,520	1,561,800
9.625%, 11/15/16(c)		2,803	3,041,255
Healthsouth Corp. 10.75%, 6/15/16		480	513,600
IASIS Healthcare LLC / IASIS Capital Corp. 8.75%, 6/15/14		424	435,130
Jarden Corp. 7.50%, 1/15/20		280	295,400
Mylan, Inc./PA 7.625%, 7/15/17(a)		125	137,344
7.875%, 7/15/20(a)		750	838,125
NBTY, Inc. 9.00%, 10/01/18(a)		250	271,250
New Albertsons, Inc. 7.45%, 8/01/29		1,220	972,950
Picard Bondco SA 9.00%, 10/01/18(a)	EUR	575	858,933
Pilgrim’s Pride Corp. 7.875%, 12/15/18(a)	U.S.$	950	933,375
R&R Ice Cream PLC 8.375%, 11/15/17(a)	EUR	600	863,159
Select Medical Corp. 6.237%, 9/15/15(b)	U.S.$	500	485,000
7.625%, 2/01/15		1,015	1,031,494
Stater Bros Holdings, Inc. 7.375%, 11/15/18(a)		275	286,687
SUPERVALU, Inc. 8.00%, 5/01/16		1,205	1,198,975
Tenet Healthcare Corp. 8.875%, 7/01/19		900	1,023,750
Universal Hospital Services, Inc. 3.834%, 6/01/15(b)		895	859,200

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	161

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc. 7.75%, 2/01/19(a)	U.S.$	600	$610,500
Visant Corp. 10.00%, 10/01/17		550	595,375
Voyager Learning Exchange 8.375%, 12/01/14(d)(e)(g)		982	1

			37,166,787

Energy – 6.0%
Antero Resources Finance Corp. 9.375%, 12/01/17		495	534,600
ATP Oil & Gas Corp. 11.875%, 5/01/15		635	647,700
Basic Energy Services, Inc. 7.75%, 2/15/19(a)		500	518,750
Bluewater Holding BV 3.303%, 7/17/14(a)(b)		600	480,000
Calfrac Holdings LP 7.50%, 12/01/20(a)		289	296,225
Chaparral Energy, Inc. 8.25%, 9/01/21(a)		300	305,250
8.875%, 2/01/17		900	949,500
Chesapeake Energy Corp. 6.50%, 8/15/17		2,350	2,520,375
6.625%, 8/15/20		500	525,000
Cie Generale de Geophysique-Veritas 7.50%, 5/15/15		167	172,845
7.75%, 5/15/17		195	206,213
Citgo Petroleum Corp. 11.50%, 7/01/17(a)		891	1,024,650
Complete Production Services, Inc. 8.00%, 12/15/16		1,325	1,401,187
Continental Resources, Inc./OK 7.125%, 4/01/21		150	159,750
Deepsea Metro I 11.00%, 12/09/15		200	204,155
Denbury Resources, Inc. 6.375%, 8/15/21		1,202	1,214,020
8.25%, 2/15/20		95	105,688
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19(a)		900	909,000
9.25%, 12/15/17(a)		800	860,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16(a)		114	117,135
Forest Oil Corp. 7.25%, 6/15/19		1,915	1,982,025

162	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Hercules Offshore, Inc. 10.50%, 10/15/17(a)	U.S.$	604	$599,470
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)		1,425	1,482,000
McJunkin Red Man Corp. 9.50%, 12/15/16(a)		1,000	990,000
Newfield Exploration Co. 7.125%, 5/15/18		1,135	1,211,612
Offshore Group Investments Ltd. 11.50%, 8/01/15(a)		1,100	1,232,000
OPTI Canada, Inc. 8.25%, 12/15/14		1,588	865,460
Parker Drilling Co. 9.125%, 4/01/18		520	559,000
Petrohawk Energy Corp. 7.25%, 8/15/18(a)		500	517,500
7.25%, 8/15/18		800	828,000
PHI, Inc. 8.625%, 10/15/18		400	419,000
Pioneer Natural Resources Co. 5.875%, 7/15/16		995	1,038,512
Plains Exploration & Production Co. 7.00%, 3/15/17		847	882,998
7.75%, 6/15/15		1,089	1,143,450
Range Resources Corp. 7.50%, 5/15/16		940	982,300
SandRidge Energy, Inc. 8.75%, 1/15/20		775	837,000
Southwestern Energy Co. 7.50%, 2/01/18		1,025	1,165,938
Tesoro Corp. 6.25%, 11/01/12		680	715,700
6.50%, 6/01/17		1,460	1,503,800

			32,107,808

Other Industrial – 1.7%
Briggs & Stratton Corp. 6.875%, 12/15/20		152	160,360
Brightstar Corp. 9.50%, 12/01/16(a)		650	695,500
Exova Ltd. 10.50%, 10/15/18(a)	GBP	500	815,995
Interline Brands, Inc. 7.00%, 11/15/18	U.S.$	704	730,400
KUKA AG 8.75%, 11/15/17(a)	EUR	711	1,054,667
Liberty Tire Recycling 11.00%, 10/01/16(a)	U.S.$	1,100	1,226,500

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	163

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Mueller Water Products, Inc. 8.75%, 9/01/20	U.S.$	322	$356,615
Neenah Foundry Co. 15.00%, 7/29/15(e)		315	311,848
New Enterprise Stone & Lime Co. 11.00%, 9/01/18(a)		950	971,375
Pipe Holdings PLC 9.50%, 11/01/15(a)	GBP	439	752,911
Sensus USA, Inc. 8.625%, 12/15/13	U.S.$	655	664,825
Yioula Glassworks SA 9.00%, 12/01/15(f)	EUR	900	1,068,081

			8,809,077

Services – 1.5%
Mobile Mini, Inc. 7.875%, 12/01/20(a)	U.S.$	309	329,085
Realogy Corp. 12.375%, 4/15/15		305	308,050
Service Corp. International/US 6.75%, 4/01/16		2,000	2,125,000
ServiceMaster Co. (The) 10.75%, 7/15/15(a)(c)		835	897,625
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc. 10.75%, 8/01/16		940	1,031,650
Travelport LLC 9.875%, 9/01/14		1,635	1,596,169
West Corp. 7.875%, 1/15/19(a)		1,750	1,795,937
8.625%, 10/01/18(a)		133	140,980

			8,224,496

Technology – 3.4%
Advanced Micro Devices, Inc. 7.75%, 8/01/20		121	126,445
8.125%, 12/15/17		202	215,130
Alcatel-Lucent USA, Inc. 6.45%, 3/15/29		1,260	1,096,200
Amkor Technology, Inc. 9.25%, 6/01/16		260	275,600
Aspect Software, Inc. 10.625%, 5/15/17(a)		500	532,500
Buccaneer Merger Sub, Inc. 9.125%, 1/15/19(a)		250	270,000
CDW LLC / CDW Finance Corp. 8.00%, 12/15/18(a)		671	721,325
11.50%, 10/12/15(c)		500	542,500

164	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Ceridian Corp. 11.25%, 11/15/15	U.S.$	450	$471,375
CommScope, Inc. 8.25%, 1/15/19(a)		1,500	1,556,250
DCP LLC/DCP Corp. 10.75%, 8/15/15(a)		680	659,600
Eastman Kodak Co. 7.25%, 11/15/13		251	242,843
First Data Corp. 9.875%, 9/24/15		831	839,310
11.25%, 3/31/16		1,100	1,061,500
Freescale Semiconductor, Inc. 8.875%, 12/15/14		1,380	1,443,825
10.125%, 12/15/16		1,200	1,296,000
Interactive Data Corp. 10.25%, 8/01/18(a)		750	840,000
Iron Mountain, Inc. 6.625%, 1/01/16		1,360	1,366,800
NXP BV / NXP Funding LLC 3.053%, 10/15/13(b)		1,000	995,000
9.50%, 10/15/15		920	982,100
Sanmina-SCI Corp. 8.125%, 3/01/16		500	515,000
Seagate Technology HDD Holdings 6.375%, 10/01/11		503	514,317
Serena Software, Inc. 10.375%, 3/15/16		875	918,750
SunGard Data Systems, Inc. 7.625%, 11/15/20(a)		800	826,000

			18,308,370

Transportation - Airlines – 0.8%
Air Canada 12.00%, 2/01/16(a)		500	538,750
AMR Corp. 9.00%, 8/01/12		1,570	1,609,250
Continental Airlines 2003-ERJ1 Pass Through Trust Series RJ03 7.875%, 7/02/18		444	445,789
Continental Airlines, Inc. 8.75%, 12/01/11		1,330	1,371,562
Delta Air Lines, Inc. 9.50%, 9/15/14(a)		391	426,190

			4,391,541

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	165

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Florida East Coast Railway Corp. 8.125%, 2/01/17(a)	U.S.$	164	$171,380
Kansas City Southern Railway 13.00%, 12/15/13		311	371,645

			543,025

Transportation - Services – 1.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.75%, 5/15/16		1,660	1,730,550
Hapag-Lloyd AG 9.75%, 10/15/17(a)		500	548,750
Hertz Corp. (The) 6.75%, 4/15/19(a)		636	648,720
7.375%, 1/15/21(a)		1,775	1,854,875
8.875%, 1/01/14		421	432,051
Swift Services Holdings, Inc. 10.00%, 11/15/18(a)		413	452,235

			5,667,181

			319,515,058

Financial Institutions – 8.9%
Banking – 2.1%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	980	1,041,310
HBOS Capital Funding LP 6.071%, 6/30/14(a)		U.S.$ 1,325	1,185,875
HT1 Funding GMBH 6.352%, 6/30/17	EUR	825	899,382
LBG Capital No.1 PLC 8.00%, 6/15/20(a)	U.S.$	1,750	1,650,250
Regions Bank/Birmingham AL 6.45%, 6/26/37		600	549,780
Royal Bank of Scotland Group PLC 6.99%, 10/05/17(a)(d)		2,715	2,334,900
Swedbank AB 5.75%, 3/17/16	GBP	850	1,291,984
Telenet Finance III Luxembourg S.C.A. 6.625%, 2/15/21(a)	EUR	1,000	1,380,709
UT2 Funding PLC 5.321%, 6/30/16		634	778,651

			11,112,841

Brokerage – 0.6%
E*Trade Financial Corp. 7.375%, 9/15/13	U.S.$	995	997,487

166	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(d)	U.S.$	5,500	$1,423,125
Nuveen Investments, Inc. 10.50%, 11/15/15		900	920,250

			3,340,862

Finance – 4.2%
AGFC Capital Trust I 6.00%, 1/15/67(a)		2,245	1,347,000
Ally Financial, Inc. 6.75%, 12/01/14		760	822,458
6.875%, 9/15/11		1,935	1,978,537
8.00%, 11/01/31		1,332	1,525,140
Series 8 6.75%, 12/01/14		1,657	1,772,990
Capmark Financial Group, Inc. 5.875%, 5/10/12(d)		1,666	781,892
CIT Group, Inc. 7.00%, 5/01/13-5/01/17		6,252	6,312,207
International Lease Finance Corp. 6.375%, 3/25/13		1,715	1,787,888
iStar Financial, Inc. Series B 5.125%, 4/01/11		850	850,531
5.70%, 3/01/14		1,100	1,056,000
Residential Capital LLC 9.625%, 5/15/15		2,195	2,216,950
Springleaf Finance Corp. 6.90%, 12/15/17		1,930	1,732,175

			22,183,768

Insurance – 1.4%
Genworth Financial, Inc. 6.15%, 11/15/66		1,445	1,136,131
Hartford Financial Services Group, Inc. 8.125%, 6/15/38		1,000	1,105,000
ING Capital Funding Trust III Series 9 3.903%, 3/31/11(b)		1,294	1,241,632
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		495	495,000
MBIA Insurance Corp. 14.00%, 1/15/33(a)		2,385	1,502,550
Stoneheath RE 6.868%, 10/15/11		250	221,250
XL Group PLC Series E 6.50%, 4/15/17		2,100	1,942,500

			7,644,063

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	167

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.4%
FTI Consulting, Inc. 6.75%, 10/01/20(a)	U.S.$	500	$500,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/18		750	776,250
iPayment, Inc. 9.75%, 5/15/14		675	669,094

			1,945,344

REITS – 0.2%
Developers Diversified Realty Corp. 7.875%, 9/01/20		1,000	1,170,932
Sabra Health Care LP/Sabra Capital Corp. 8.125%, 11/01/18(a)		174	183,570

			1,354,502

			47,581,380

Utility – 6.4%
Electric – 4.8%
AES Corp. (The) 7.75%, 3/01/14		1,430	1,555,125
8.00%, 10/15/17		1,240	1,345,400
Calpine Corp. 7.25%, 10/15/17(a)		2,250	2,356,875
7.875%, 1/15/23(a)		500	513,750
CMS Energy Corp. 6.25%, 2/01/20		1,000	1,051,210
Dynegy Holdings, Inc. 7.75%, 6/01/19		1,960	1,416,100
8.375%, 5/01/16		780	625,950
Dynegy Roseton / Danskammer Pass Through Trust Series B 7.67%, 11/08/16		1,222	1,188,395
Edison Mission Energy 7.00%, 5/15/17		2,090	1,698,125
7.50%, 6/15/13		360	360,450
7.75%, 6/15/16		295	264,025
Energy Future Holdings Corp. 10.25%, 1/15/20(a)		448	466,526
10.875%, 11/01/17		304	252,320
Series P 5.55%, 11/15/14		957	634,013
Series Q 6.50%, 11/15/24		3,106	1,452,055
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/01/20		792	826,731

168	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

GenOn Energy, Inc. 7.875%, 6/15/17	U.S.$	840	$842,100
9.50%, 10/15/18(a)		650	680,875
9.875%, 10/15/20(a)		1,265	1,331,412
Homer City Funding LLC 8.137%, 10/01/19		77	74,161
8.734%, 10/01/26		140	128,219
Mirant Americas Generation LLC 8.50%, 10/01/21		725	764,875
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17		2,955	3,093,769
8.25%, 9/01/20(a)		975	1,026,187
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		800	786,000
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15		1,401	788,062

			25,522,710

Natural Gas – 1.6%
El Paso Corp. Series G 7.375%, 12/15/12		385	409,939
7.75%, 1/15/32		855	905,271
El Paso Pipeline Partners Operating Co. LLC 6.50%, 4/01/20		550	606,882
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,620	1,747,575
Inergy LP/Inergy Finance Corp. 6.875%, 8/01/21(a)		1,000	1,022,500
Kinder Morgan Finance Co. ULC 5.70%, 1/05/16		1,765	1,840,012
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 6.50%, 8/15/21		1,600	1,598,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/01/21(a)		330	326,700

			8,456,879

			33,979,589

Total Corporates - Non-Investment Grades (cost $366,049,541)			401,076,028

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	169

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADES – 9.0%
Financial Institutions – 5.5%
Banking – 3.5%
American Express Co. 6.80%, 9/01/66	U.S.$	900	$914,940
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)		1,400	882,000
Barclays Bank PLC 4.75%, 3/15/20	EUR	520	509,478
5.926%, 12/15/16(a)	U.S.$	1,300	1,199,250
BBVA International Preferred SA Unipersonal 5.919%, 4/18/17		400	324,534
Series E 8.50%, 10/21/14	EUR	750	1,060,836
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17	U.S.$	435	466,049
Capital One Financial Corp. 6.75%, 9/15/17		663	765,245
Citigroup, Inc. 5.50%, 4/11/13		400	428,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16		1,100	1,149,500
Countrywide Financial Corp. 6.25%, 5/15/16		1,221	1,308,085
Countrywide Home Loans, Inc. Series L 4.00%, 3/22/11		56	56,111
Credit Agricole SA 6.637%, 5/31/17(a)		1,100	981,750
Huntington BancShares, Inc. 7.00%, 12/15/20		170	186,224
Itau Unibanco Holding SA 10.50%, 11/23/15(a)	BRL	900	562,462
Merrill Lynch & Co., Inc. 5.70%, 5/02/17	U.S.$	365	379,748
National Capital Trust II 5.486%, 3/23/15(a)		647	646,645
Societe Generale 6.999%, 12/19/17	EUR	700	934,571
UBS AG/Jersey 4.28%, 4/15/15		820	1,007,087
Unicredito Italiano Capital Trust III 4.028%, 10/27/15		1,300	1,385,815
Wachovia Bank NA 6.75%, 5/25/17	AUD	2,050	1,888,761

170	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Zions Bancorporation 7.75%, 9/23/14	U.S.$	1,480	$1,609,109

			18,647,000

Finance – 0.2%
SLM Corp. 5.125%, 8/27/12		255	264,619
8.00%, 3/25/20		525	557,156
Series A
5.00%, 10/01/13		400	413,578

			1,235,353

Insurance – 1.6%
American International Group, Inc.
6.25%, 3/15/37		1,461	1,336,815
8.175%, 5/15/58		725	795,687
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66		952	718,760
Coventry Health Care, Inc.
5.875%, 1/15/12		683	709,147
5.95%, 3/15/17		60	62,288
6.125%, 1/15/15		30	31,946
6.30%, 8/15/14		185	197,637
Crum & Forster Holdings Corp. 7.75%, 5/01/17		760	797,050
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)		450	478,281
Metlife Capital Trust IV 7.875%, 12/15/37(a)		750	808,125
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		575	685,459
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24	AUD	1,000	905,238
XL Capital Finance Europe PLC 6.50%, 1/15/12	U.S.$	1,000	1,045,337

			8,571,770

REITS – 0.2%
Entertainment Properties Trust 7.75%, 7/15/20(a)		842	886,205
ProLogis 6.875%, 3/15/20		72	80,153

			966,358

			29,420,481

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	171

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Industrial – 3.0%
Basic – 0.4%
Commercial Metals Co. 6.50%, 7/15/17	U.S.$	500	$514,039
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17		485	538,350
Mosaic Co. (The) 7.625%, 12/01/16(a)		875	947,187

			1,999,576

Capital Goods – 0.1%
Tyco International Finance SA 8.50%, 1/15/19		375	485,140

Communications - Media – 0.5%
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 6.375%, 6/15/15		811	836,344
Virgin Media Secured Finance PLC 6.50%, 1/15/18		1,500	1,642,500

			2,478,844

Communications - Telecommunications – 0.3%
American Tower Corp. 7.00%, 10/15/17		310	349,954
Qwest Corp. 6.875%, 9/15/33		1,240	1,235,350

			1,585,304

Consumer Cyclical - Other – 0.3%
Toll Brothers Finance Corp. 5.15%, 5/15/15		1,443	1,481,768

Consumer Cyclical - Retailers – 0.1%
CVS Caremark Corp. 6.302%, 6/01/37		575	566,375

Consumer Non-Cyclical – 0.3%
Reynolds American, Inc. 7.25%, 6/01/12-6/01/12		745	817,292
Ventas Realty LP / Ventas Capital Corp. 6.75%, 4/01/17		832	882,688

			1,699,980

Energy – 0.4%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15		856	884,367

172	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

TNK-BP Finance SA
7.25%, 2/02/20(a)	U.S.$	204	$222,115
7.50%, 7/18/16(a)		520	579,150
7.875%, 3/13/18(a)		680	770,984

			2,456,616

Other Industrial – 0.1%
Noble Group Ltd. 6.625%, 3/17/15(a)		650	666,250

Services – 0.2%
Expedia, Inc. 8.50%, 7/01/16		1,070	1,175,662

Technology – 0.1%
Motorola, Inc. 7.50%, 5/15/25		470	527,359

Transportation - Services – 0.2%
Aviation Capital Group 7.125%, 10/15/20(a)		920	966,364

			16,089,238

Utility – 0.5%
Electric – 0.5%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(a)		380	405,873
KCP&L Greater Missouri Operations Co. 11.875%, 7/01/12		596	668,158
Oncor Electric Delivery Co. LLC 5.95%, 9/01/13		490	538,275
6.80%, 9/01/18		315	365,786
Sierra Pacific Power Co. Series M 6.00%, 5/15/16		440	496,629

			2,474,721

Total Corporates - Investment Grades (cost $40,299,349)			47,984,440

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Non-Agency Fixed Rate CMBS – 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.222%, 7/15/44		1,170	1,189,855
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6, Class AJ 5.23%, 12/15/40		1,000	1,021,617

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	173

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 5.826%, 6/15/38	U.S.$	2,375	$2,601,692
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A4 5.716%, 2/15/51		1,100	1,163,042
Series 2007-CB18, Class A4 5.44%, 6/12/47		1,875	1,992,516
Series 2007-LD11, Class A4 5.818%, 6/15/49		2,000	2,154,180
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38		1,875	2,008,567
Morgan Stanley Capital I Series 2005-HQ6, Class AJ 5.073%, 8/13/42		1,125	1,156,351

Total Commercial Mortgage-Backed Securities (cost $11,441,903)			13,287,820

BANK LOANS – 2.1%
Industrial – 1.8%
Basic – 0.0%
Novelis, Inc. 5.25%, 12/17/16(b)		90	91,097

Capital Goods – 0.5%
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC 6.50%, 12/22/17(b)		1,300	1,311,921
Hawker Beechcraft Acquisition Company LLC 10.50%, 3/26/14(b)		1,234	1,249,187

			2,561,108

Communications - Telecommunications – 0.2%
Lightsquared LP 12.00%, 10/01/14(b)		1,320	1,301,571

Consumer Cyclical - Entertainment –0.4%
ClubCorp Club Operations Inc. 6.00%, 11/30/16(b)		550	555,500
Las Vegas Sands, LLC 3.04%, 11/23/16(b)		1,588	1,577,887

			2,133,387

174	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.0%
Great Atlantic & Pacific Tea Company, Inc., The 8.75%, 6/14/12(b)	U.S.$	50	$50,563

Other Industrial – 0.2%
Metaldyne LLC 7.75%, 10/22/16(b)		773	786,591

Services – 0.3%
Advantage Sales & Marketing Inc. 5.25%, 12/17/17(b)		225	226,179
Koosharem LLC 10.25%, 6/30/14(b)(c)		1,408	1,238,835

			1,465,014

Technology – 0.2%
EchoStar Satellite Services, LLC 6/30/19(h)		1,000	1,000,000

			9,389,331

Financial Institutions – 0.3%
Finance – 0.3%
CIT Group, Inc. 6.25%, 8/11/15(b)		821	832,086
Springleaf Funding Company (fka AGFS Funding Company) 7.25%, 4/21/15(b)		875	882,437

			1,714,523

Total Bank Loans (cost $10,762,893)			11,103,854

GOVERNMENTS - TREASURIES – 1.5%
Brazil – 0.4%
Brazilian Government International Bond 12.50%, 1/05/16	BRL	2,950	2,025,709

Greece – 0.5%
Hellenic Republic Government Bond Series 30YR 4.60%, 9/20/40	EUR	3,300	2,523,735

Mexico – 0.3%
Mexican Bonos Series MI10 9.50%, 12/18/14	MXN	20,000	1,827,070

United States – 0.3%
U.S. Treasury Notes 2.125%, 2/29/16	U.S.$	1,700	1,698,938

Total Governments - Treasuries (cost $7,525,465)			8,075,452

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	175

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 1.4%
United States – 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	U.S.$	555	$359,512
Buckeye OH Tob Stlmnt Fin Auth Series 2007A-2 5.875%, 6/01/47		605	399,899
California State (California GO) 7.60%, 11/01/40		325	353,191
7.95%, 3/01/36		700	736,456
California Statewide CDA (Thomas Jefferson Sch Law) Series 2008A 7.25%, 10/01/38		325	326,284
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45		335	290,264
Illinois Finance Auth Series 2010A 8.125%, 2/15/40		575	543,064
Illinois Finance Auth (Illinois Institute of Technology) Series 06A 5.00%, 4/01/31		275	207,229
Indiana Finance Auth (Kings Daughters Hospital) 5.50%, 8/15/40		450	362,966
Kentucky Economic Development Finance Auth 6.50%, 3/01/45		335	317,513
Los Angeles CA Regl Arpts Impt Corp (American Airlines, Inc.) Series 2002C 7.50%, 12/01/24		395	395,695
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn) Series 2007A 5.375%, 5/15/43		560	455,594
Mid-Bay Bridge Auth FL Series 2011A 7.25%, 10/01/40		665	664,940
Regional Transportation District (Denver Transit Partners) 6.00%, 1/15/41		800	729,928

176	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	U.S $	550	$551,908
Tobacco Settlement Financing Corp. NJ Series 2007 1A 5.00%, 6/01/41		570	341,590
Tobacco Settlement Financing Corp. VA Series 2007B1 5.00%, 6/01/47		445	255,590
Turlock CA Hlth Fac COP(Emanuel Medical Center) 5.375%, 10/15/34		550	442,579

Total Local Governments - Municipal Bonds (cost $7,492,303)			7,734,202

EMERGING MARKETS - CORPORATE BONDS – 1.4%
Financial Institutions – 0.1%
Banking – 0.1%
Banco Cruzeiro do Sul SA/Brazil 8.25%, 1/20/16(a)		500	493,212
8.875%, 9/22/20(a)		390	376,350

			869,562

Industrial – 1.3%
Capital Goods – 0.1%
Cemex SAB de CV 9.00%, 1/11/18(a)		500	517,500

Consumer Cyclical - Retailers – 0.2%
Edcon Holdings Proprietary Ltd. 6.526%, 6/15/15(a)(b)	EUR	850	1,032,203

Consumer Non-Cyclical – 0.6%
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16(a)	U.S.$	1,000	1,082,500
Foodcorp Pty Ltd. 8.75%, 3/01/18(a)	EUR	282	389,146
8.875%, 6/15/12(a)		378	530,749
JBS Finance II Ltd. 8.25%, 1/29/18(a)	U.S.$	1,000	1,010,000

			3,012,395

Other Industrial – 0.3%
New Reclamation Group Pty Ltd. (The) 8.125%, 2/01/13(a)	EUR	689	836,300

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	177

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Savcio Holdings Pty Ltd. 8.00%, 2/15/13(a)	EUR	450	$600,796

			1,437,096

Transportation - Services – 0.1%
Inversiones Alsacia SA 8.00%, 8/18/18(a)	U.S.$	800	810,091

			6,809,285

Total Emerging Markets - Corporate Bonds (cost $6,825,529)			7,678,847

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Kazakhstan – 0.5%
Kazatomprom 6.25%, 5/20/15(a)		875	941,762
KazMunayGas National Co. 8.375%, 7/02/13(a)		400	441,000
9.125%, 7/02/18(a)		950	1,149,500

			2,532,262

Russia – 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)		1,455	1,495,013

Trinidad & Tobago – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(a)		750	915,000

Venezuela – 0.2%
Petroleos de Venezuela SA 5.25%, 4/12/17		2,250	1,305,000

Total Quasi-Sovereigns (cost $5,063,558)			6,247,275

	Shares
PREFERRED STOCKS – 0.9%
Financial Institutions – 0.9%
Banking – 0.2%
Zions Bancorporation. 9.50%		46,400	1,210,576

Finance – 0.5%
Ally Financial, Inc. 7.00% (a)		1,687	1,607,764
Citigroup Capital XII 8.50%		39,000	1,036,191

178	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Shares		U.S. $ Value

Citigroup Capital XIII 7.875% (i)		5,000	$135,600

			2,779,555

REITS – 0.2%
Sovereign Real Estate Investment Trust 12.00% (a)		624	711,360

			4,701,491

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal Home Loan Mortgage Corp. Series Z 8.375%		36,525	70,858
Federal National Mortgage Association 8.25%		54,625	106,519

			177,377

Total Preferred Stocks (cost $5,554,260)			4,878,868

	Principal Amount (000)
ASSET-BACKED SECURITIES – 0.9%
Home Equity Loans - Fixed Rate – 0.5%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35	U.S.$	737	492,733
Series 2006-15, Class A6
5.826%, 10/25/46		1,472	1,114,057
Lehman XS Trust Series 2007-6, Class 3A5 5.72%, 5/25/37		1,551	1,073,526

			2,680,316

Home Equity Loans - Floating Rate – 0.4%
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C 4.764%, 2/25/37(b)		1,750	999,357
GSAA Home Equity Trust Series 2006-6, Class AF5 5.168%, 3/25/36(b)		1,581	925,164

			1,924,521

Total Asset-Backed Securities (cost $4,697,768)			4,604,837

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	179

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.6%
Argentina – 0.3%
Argentina Bonos 7.00%, 10/03/15	U.S.$	2,100	$1,918,000

Ukraine – 0.3%
Ukraine Government International Bond
6.75%, 11/14/17(a)		930	912,563
6.875%, 3/04/11(a)		700	700,000

			1,612,563

Total Emerging Markets - Sovereigns (cost $2,651,317)			3,530,563

CMOs – 0.4%
Non-Agency Floating Rate – 0.4%
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1 1.792%, 8/25/47(b)		1,454	886,317
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A 1.083%, 4/25/47(b)		2,064	1,191,749

Total CMOs (cost $1,984,216)			2,078,066

EMERGING MARKETS - TREASURIES – 0.3%
Turkey – 0.3%
Turkey Government Bond 11.00%, 8/06/14 (cost $1,651,891)	TRY	2,450	1,616,732

	Shares

COMMON STOCKS – 0.1%
Broder Brothers Co.		28,873	0
Fairpoint Communications, Inc.(j)		7,175	165,025
Greektown Superholdings, Inc.(e)(g)(j)		397	29,775
Neenah Enterprises, Inc.(e)(g)		58,199	261,896

Total Common Stocks (cost $2,167,495)			456,696

WARRANTS – 0.0%
Fairpoint Communications, Inc., expiring 1/24/18(j)		12,231	0

180	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

New Koosharem Corp. expiring 1/01/49(e)(g)(j)	U.S.$	1,991	$2

Total Warrants (cost $2)			2

	Contracts(k)

OPTION PURCHASED - CALL – 0.0%
IRS USD RTR Expiration: May 2011, Exercise Price: $2.2 (j) (cost $40,500)		150,000	0

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, 0.17%(l) (cost $5,802,841)		5,802,841	5,802,841

Total Investments – 98.6% (cost $480,010,831)			526,156,523
Other assets less liabilities – 1.4%			7,420,553

Net Assets – 100.0%			$533,577,076

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3MO EURIBOR Interest Rate Futures	1,570	June 2011	$111,597	$54,163	$ (57,434)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 4/18/11	103	$101,652	$104,199	$2,547
Great British Pound settling 4/04/11	27	43,914	44,138	224

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	181

High-yield Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
State Street Bank and Trust Co.:
Euro settling 3/07/11	435	$590,836	$599,747	$(8,911)
Euro settling 3/07/11	1,025	1,392,639	1,414,924	(22,285)
Euro settling 3/07/11	1,003	1,358,058	1,383,631	(25,573)
Euro settling 3/07/11	18,448	24,542,171	25,455,592	(913,421)
Great British Pound settling 4/04/11	503	812,010	817,022	(5,012)
Great British Pound settling 4/04/11	2,228	3,551,761	3,620,347	(68,586)

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$38,350	12/23/17	3 Month LIBOR	2.805%	$ (154,038)
JPMorgan Chase Bank, N.A.	51,250	12/23/15	2.14%	3 Month LIBOR	125,704
Morgan Stanley	52,200	1/5/16	2.18%	3 Month LIBOR	96,075
Morgan Stanley	39,100	1/5/18	3 Month LIBOR	2.84%	(133,355)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs Bank: Hellenic Republic 5.90%, 10/22/22, 6/20/15*	(0.00)%	9.643%	$4,250	$67,194	$—	$67,194
Morgan Stanley Capital Services Inc.: XL Capital LTD 5.25%, 9/15/14, 3/20/12*	(5.00)	1.03	1,260	(65,610)	44,545	(110,155)

Sale Contracts
Credit Suisse International: MGM Resorts International 5.875%, 02/27/14, 03/20/16*	5.00	6.811	1,700	(98,534)	(55,250)	(43,284)

*	Termination date

182	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS ON INDICES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 28, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Capital Inc.: CDX NAIG-15V1 5 Year Index, 12/20/15*	1.00%	4.20%	$500	$(63,069)	$(71,178)	$8,109

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate market value of these securities amounted to $166,521,786 or 31.2% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2011.

(c)	Pay-In-Kind Payments (PIK).

(d)	Security is in default and is non-income producing.

(e)	Illiquid security.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.26% of net assets as of February 28, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co. 12.00%, 10/15/13	8/31/07	$540,383	$345,600	0.06%
Yioula Glassworks SA 9.00%, 12/01/15	6/09/09	579,169	1,068,081	0.20

(g)	Fair valued.

(h)	This position or a portion of this position represents an unsettled loan purchase. At February 28, 2011, the market value and unrealized gain of these unsettled loan purchases amounted to $1,000,000 and $0, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(i)	Variable rate coupon, rate shown as of February 28, 2011.

(j)	Non-income producing security.

(k)	One contract relates to 100 shares.

(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	– Australian Dollar

BRL	– Brazilian Real

EUR	– Euro

GBP	– Great British Pound

MXN	– Mexican Nuevo Peso

TRY	– Turkish Lira

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	183

High-yield Portfolio—Portfolio of Investments

Glossary:

CDA	– Community Development Authority

CMBS	– Commercial Mortgage-Backed Securities

CMOs	– Collateralized Mortgage Obligations

COP	– Certificate of Participation

LIBOR	– London Interbank Offered Rates

GO	– General Obligation

MBIA	– MBIA Insurance Corporation

OJSC	– Open Joint Stock Company

REIT	– Real Estate Investment Trust

See notes to financial statements.

184	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High-yield Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Financials – 24.9%
Capital Markets – 0.9%
MF Global Holdings Ltd.(a)	659,400	$5,716,998

Commercial Banks – 7.4%
Associated Banc - Corp	380,800	5,510,176
CapitalSource, Inc.	815,000	6,177,700
City National Corp.	63,900	3,764,349
Comerica, Inc.	177,300	6,896,970
Popular, Inc.(a)	1,591,066	5,170,965
Susquehanna Bancshares, Inc.	417,000	3,986,520
Umpqua Holdings Corp.	281,000	3,214,640
Webster Financial Corp.	238,800	5,535,384
Whitney Holding Corp.	363,900	5,160,102

		45,416,806

Insurance – 6.0%
Amtrust Financial Services, Inc.	201,300	3,870,999
Aspen Insurance Holdings Ltd.	221,100	6,533,505
Endurance Specialty Holdings Ltd.	148,300	7,354,197
Fidelity National Financial, Inc. – Class A	229,700	3,181,345
Platinum Underwriters Holdings Ltd.	134,000	5,587,800
Reinsurance Group of America, Inc. – Class A	92,400	5,580,036
Unum Group	189,300	5,022,129

		37,130,011

Real Estate Investment Trusts (REITs) – 7.4%
BioMed Realty Trust, Inc.	297,700	5,403,255
BRE Properties, Inc.	116,275	5,524,225
Camden Property Trust	128,400	7,597,428
CBL & Associates Properties, Inc.	204,600	3,652,110
DiamondRock Hospitality Co.(a)	585,500	6,885,480
Entertainment Properties Trust	118,900	5,667,963
Sunstone Hotel Investors, Inc.(a)	519,001	5,574,071
Tanger Factory Outlet Centers	195,600	5,212,740

		45,517,272

Real Estate Management & Development – 0.7%
Forest City Enterprises, Inc.(a)	241,600	4,566,240

Thrifts & Mortgage Finance – 2.5%
First Niagara Financial Group, Inc.	402,718	5,831,357
People’s United Financial, Inc.	281,200	3,706,216
Washington Federal, Inc.	315,250	5,601,992

		15,139,565

		153,486,892

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	185

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 17.1%
Auto Components – 3.5%
Cooper Tire & Rubber Co.	219,500	$5,149,470
Dana Holding Corp.(a)	300,400	5,671,552
Federal-Mogul Corp.(a)	228,500	4,800,785
TRW Automotive Holdings Corp.(a)	103,100	5,856,080

		21,477,887

Hotels, Restaurants & Leisure – 2.0%
Royal Caribbean Cruises Ltd.(a)	119,400	5,228,526
Wyndham Worldwide Corp.	236,600	7,400,848

		12,629,374

Household Durables – 2.0%
American Greetings Corp.	315,575	6,832,199
NVR, Inc.(a)	7,690	5,597,243

		12,429,442

Media – 2.5%
Gannett Co., Inc.	344,200	5,682,742
Interpublic Group of Cos., Inc. (The)(a)	440,800	5,818,560
Meredith Corp.	102,800	3,624,728

		15,126,030

Multiline Retail – 2.0%
Big Lots, Inc.(a)	163,700	6,716,611
Saks, Inc.(a)	439,100	5,378,975

		12,095,586

Specialty Retail – 4.1%
AnnTaylor Stores Corp.(a)	323,900	7,517,719
Foot Locker, Inc.	372,300	7,397,601
Office Depot, Inc.(a)	971,850	5,160,524
Signet Jewelers Ltd.(a)	125,824	5,519,899

		25,595,743

Textiles, Apparel & Luxury Goods – 1.0%
Jones Group, Inc. (The)	460,200	6,120,660

		105,474,722

Industrials – 11.8%
Airlines – 0.6%
Alaska Air Group, Inc.(a)	58,300	3,465,935

Building Products – 0.6%
Masco Corp.	282,200	3,835,098

Commercial Services & Supplies – 0.8%
Avery Dennison Corp.	122,300	4,882,216

Electrical Equipment – 3.0%
EnerSys(a)	107,500	3,816,250

186	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

General Cable Corp.(a)	167,000	$7,251,140
Thomas & Betts Corp.(a)	135,250	7,491,498

		18,558,888

Machinery – 3.8%
Briggs & Stratton Corp.	277,000	5,576,010
Mueller Industries, Inc.	210,100	7,139,198
Terex Corp.(a)	119,975	4,049,156
Trinity Industries, Inc.	224,200	6,983,830

		23,748,194

Professional Services – 0.6%
Kelly Services, Inc. – Class A(a)	180,400	3,792,008

Road & Rail – 0.6%
Con-way, Inc.	112,900	3,676,024

Trading Companies & Distributors – 1.8%
Aircastle Ltd.	322,300	3,893,384
WESCO International, Inc.(a)	120,800	7,032,976

		10,926,360

		72,884,723

Energy – 10.2%
Energy Equipment & Services – 3.9%
Bristow Group, Inc.(a)	121,700	5,831,864
Helix Energy Solutions Group, Inc.(a)	416,900	6,420,260
Helmerich & Payne, Inc.	112,100	7,285,379
Oil States International, Inc.(a)	65,800	4,789,582

		24,327,085

Oil, Gas & Consumable Fuels – 6.3%
Forest Oil Corp.(a)	216,300	7,676,487
Petroleum Development Corp.(a)	119,900	5,626,907
Southern Union Co.	274,100	7,817,332
Swift Energy Co.(a)	156,400	6,717,380
Teekay Corp.	209,700	7,215,777
Tesoro Corp.(a)	159,100	3,783,398

		38,837,281

		63,164,366

Utilities – 9.3%
Electric Utilities – 4.6%
NV Energy, Inc.	489,800	7,195,162
Pepco Holdings, Inc.	390,800	7,319,684
Portland General Electric Co.	297,025	6,956,325
Unisource Energy Corp.	193,700	7,062,302

		28,533,473

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	187

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Gas Utilities – 2.3%
Atmos Energy Corp.	218,700	$7,396,434
UGI Corp.	221,100	7,050,879

		14,447,313

Multi-Utilities – 2.4%
CMS Energy Corp.	376,300	7,247,538
NiSource, Inc.	391,000	7,491,560

		14,739,098

		57,719,884

Information Technology – 7.9%
Computers & Peripherals – 0.6%
NCR Corp.(a)	192,200	3,671,020

Electronic Equipment, Instruments & Components – 5.2%
Anixter International, Inc.	81,700	5,851,354
Arrow Electronics, Inc.(a)	126,700	4,966,640
AU Optronics Corp. (Sponsored ADR)(a)	614,424	5,517,527
Avnet, Inc.(a)	121,100	4,142,831
Flextronics International Ltd.(a)	676,200	5,470,458
Insight Enterprises, Inc.(a)	318,900	5,832,681

		31,781,491

IT Services – 1.7%
Amdocs Ltd.(a)	118,400	3,533,056
Convergys Corp.(a)	492,600	6,930,882

		10,463,938

Software – 0.4%
Take-Two Interactive Software, Inc.(a)	170,000	2,731,900

		48,648,349

Materials – 6.4%
Chemicals – 3.5%
Arch Chemicals, Inc.	153,200	5,507,540
Cytec Industries, Inc.	101,800	5,785,294
Huntsman Corp.	361,600	6,382,240
PolyOne Corp.(a)	272,900	3,787,852

		21,462,926

Metals & Mining – 2.9%
Commercial Metals Co.	335,200	5,587,784
Reliance Steel & Aluminum Co.	130,500	7,220,565
Steel Dynamics, Inc.	292,800	5,405,088

		18,213,437

		39,676,363

Health Care – 6.4%
Health Care Equipment & Supplies – 1.1%
Kinetic Concepts, Inc.(a)	145,900	7,144,723

188	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.3%
AMERIGROUP Corp.(a)	100,300	$5,752,205
Health Net, Inc.(a)	266,800	7,849,256
LifePoint Hospitals, Inc.(a)	201,678	7,861,408
Molina Healthcare, Inc.(a)	139,025	4,870,046

		26,332,915

Pharmaceuticals – 1.0%
Par Pharmaceutical Cos., Inc.(a)	197,200	6,089,536

		39,567,174

Consumer Staples – 4.8%
Beverages – 1.2%
Constellation Brands, Inc. – Class A(a)	372,294	7,565,014

Food Products – 3.6%
Bunge Ltd.	76,800	5,542,656
Dole Food Co., Inc.(a)	314,538	4,639,436
Smithfield Foods, Inc.(a)	332,100	7,688,115
Tyson Foods, Inc. – Class A	227,600	4,240,188

		22,110,395

		29,675,409

Total Common Stocks (cost $468,359,453)		610,297,882

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $4,769,678)	4,769,678	4,769,678

Total Investments – 99.6% (cost $473,129,131)		615,067,560
Other assets less liabilities – 0.4%		2,747,984

Net Assets – 100.0%		$617,815,544

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	189

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 26.3%
Communications Equipment – 4.9%
ADTRAN, Inc.	135,670	$6,170,272
Aruba Networks, Inc.(a)	251,628	7,662,072
Polycom, Inc.(a)	175,700	8,398,460
Riverbed Technology, Inc.(a)	203,942	8,420,765

		30,651,569

Internet Software & Services – 1.5%
WebMD Health Corp. – Class A(a)	155,770	9,034,660

IT Services – 2.1%
Alliance Data Systems Corp.(a)	57,760	4,548,022
VeriFone Systems, Inc.(a)	179,734	8,167,113

		12,715,135

Semiconductors & Semiconductor Equipment – 8.5%
Fairchild Semiconductor International, Inc.(a)	439,120	7,732,903
Hittite Microwave Corp.(a)	88,880	5,455,454
International Rectifier Corp.(a)	244,380	7,854,373
Netlogic Microsystems, Inc.(a)	163,618	6,772,149
ON Semiconductor Corp.(a)	770,630	8,592,525
Skyworks Solutions, Inc.(a)	245,090	8,808,535
Teradyne, Inc.(a)	415,390	7,738,716

		52,954,655

Software – 9.3%
Aspen Technology, Inc.(a)	469,842	7,155,694
Concur Technologies, Inc.(a)	93,360	4,857,521
Fortinet, Inc.(a)	186,981	7,636,304
Informatica Corp.(a)	176,490	8,296,795
MICROS Systems, Inc.(a)	158,110	7,532,360
Red Hat, Inc.(a)	165,790	6,843,811
SuccessFactors, Inc.(a)	206,673	7,421,628
TIBCO Software, Inc.(a)	313,460	7,717,385

		57,461,498

		162,817,517

Industrials – 23.5%
Aerospace & Defense – 1.2%
Hexcel Corp.(a)	389,285	7,221,237

Air Freight & Logistics – 2.2%
Atlas Air Worldwide Holdings, Inc.(a)	105,304	7,190,157
Expeditors International of Washington, Inc.	135,370	6,470,686

		13,660,843

190	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Building Products – 0.9%
Simpson Manufacturing Co., Inc.	204,130	$5,905,481

Electrical Equipment – 1.6%
AMETEK, Inc.	237,310	9,955,154

Machinery – 10.1%
Actuant Corp. – Class A	305,140	8,635,462
Bucyrus International, Inc. – Class A	68,160	6,206,650
Gardner Denver, Inc.	59,990	4,387,669
IDEX Corp.	195,655	8,068,812
Joy Global, Inc.	107,965	10,513,632
Lincoln Electric Holdings, Inc.	128,800	9,193,744
Middleby Corp.(a)	92,020	8,251,433
Valmont Industries, Inc.	70,140	7,159,891

		62,417,293

Marine – 1.3%
Kirby Corp.(a)	144,948	8,021,422

Professional Services – 2.7%
Manpower, Inc.	125,790	7,987,665
Robert Half International, Inc.	274,440	8,754,636

		16,742,301

Road & Rail – 2.0%
Genesee & Wyoming, Inc. – Class A(a)	129,690	6,755,552
Knight Transportation, Inc.	301,240	5,606,076

		12,361,628

Trading Companies & Distributors – 1.5%
MSC Industrial Direct Co. – Class A	144,430	9,126,532

		145,411,891

Consumer Discretionary – 18.4%
Distributors – 1.5%
LKQ Corp.(a)	407,670	9,686,239

Hotels, Restaurants & Leisure – 5.8%
Chipotle Mexican Grill, Inc. – Class A(a)	27,950	6,847,750
Life Time Fitness, Inc.(a)	97,200	3,727,620
Orient-Express Hotels Ltd. – Class A(a)	685,980	8,657,068
Panera Bread Co. – Class A(a)	69,570	8,122,297
Wyndham Worldwide Corp.	273,080	8,541,942

		35,896,677

Household Durables – 1.5%
Tempur-Pedic International, Inc.(a)	195,670	9,184,750

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	191

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Internet & Catalog Retail – 0.9%
NetFlix, Inc.(a)	27,150	$5,611,091

Media – 2.6%
Lamar Advertising Co.(a)	193,690	7,509,361
National CineMedia, Inc.	444,250	8,391,883

		15,901,244

Multiline Retail – 1.4%
Dollar Tree, Inc.(a)	174,280	8,769,770

Specialty Retail – 4.7%
CarMax, Inc.(a)	269,000	9,514,530
Dick’s Sporting Goods, Inc.(a)	248,930	9,245,260
Ulta Salon Cosmetics & Fragrance, Inc.(a)	248,500	10,369,905

		29,129,695

		114,179,466

Health Care – 15.5%
Biotechnology – 3.9%
Alexion Pharmaceuticals, Inc.(a)	73,640	7,090,059
Human Genome Sciences, Inc.(a)	159,040	3,980,771
InterMune, Inc.(a)	84,490	3,093,179
Ironwood Pharmaceuticals, Inc.(a)	138,069	1,688,584
Pharmasset, Inc.(a)	20,273	1,013,650
United Therapeutics Corp.(a)	110,960	7,482,033

		24,348,276

Health Care Equipment & Supplies – 3.1%
NxStage Medical, Inc.(a)	279,400	5,764,022
Sirona Dental Systems, Inc.(a)	149,790	7,558,403
Volcano Corp.(a)	235,650	6,183,456

		19,505,881

Health Care Providers & Services – 5.6%
Centene Corp.(a)	246,340	7,505,980
Healthspring, Inc.(a)	243,270	9,156,683
HMS Holdings Corp.(a)	140,115	10,587,090
Magellan Health Services, Inc.(a)	154,780	7,426,344

		34,676,097

Health Care Technology – 1.6%
SXC Health Solutions Corp.(a)	197,330	9,738,236

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	79,400	5,510,360

192	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.4%
Salix Pharmaceuticals Ltd.(a)	78,760	$2,625,858

		96,404,708

Energy – 6.3%
Energy Equipment & Services – 2.8%
FMC Technologies, Inc.(a)	73,440	6,907,032
Oceaneering International, Inc.(a)	63,100	5,277,053
Oil States International, Inc.(a)	71,410	5,197,934

		17,382,019

Oil, Gas & Consumable Fuels – 3.5%
Concho Resources, Inc.(a)	67,490	7,189,035
Range Resources Corp.	115,170	6,253,731
SM Energy Co.	113,753	8,243,680

		21,686,446

		39,068,465

Financials – 5.6%
Capital Markets – 4.3%
Affiliated Managers Group, Inc.(a)	66,630	7,112,753
Greenhill & Co., Inc.	75,330	5,410,954
Lazard Ltd. – Class A	145,910	6,420,040
Stifel Financial Corp.(a)	103,611	7,433,053

		26,376,800

Commercial Banks – 0.7%
Iberiabank Corp.	78,388	4,490,848

Thrifts & Mortgage Finance – 0.6%
BankUnited, Inc.(a)	137,231	3,890,499

		34,758,147

Consumer Staples – 1.7%
Food Products – 1.7%
Green Mountain Coffee Roasters, Inc.(a)	258,408	10,537,878

Materials – 1.5%
Chemicals – 1.5%
Solutia, Inc.(a)	410,820	9,535,132

Total Common Stocks (cost $405,194,240)		612,713,204

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	193

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.17%(b) (cost $10,352,473)	10,352,473	$10,352,473

Total Investments – 100.5% (cost $415,546,713)		623,065,677
Other assets less liabilities – (0.5)%		(2,827,364)

Net Assets – 100.0%		$620,238,313

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

194	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Portfolios (the “Trust”) in respect of AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Appreciation Strategy and AllianceBernstein Conservative Wealth Strategy2 (each a “Strategy” and collectively the “Strategies”), prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).3

The Strategies seek to achieve their investment objectives by investing in a combination of the AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),4 which represent a variety of asset classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

1	It should be noted that the information in the fee summary was completed on July 22, 2010 and presented to the Board of Trustees on August 3-5, 2010.

2	Formerly known as Wealth Preservation Strategy.

3	Future references to the Strategies do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategies.

4	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Global Real Estate Investment Portfolio, International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Intermediate Duration Bond Portfolio, Inflation Protected Securities Portfolio, High Yield Portfolio and Volatility Management Portfolio.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	78

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

INVESTMENT ADVISORY FEES, NET ASSETS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.5

Category	Advisory Fees[6]	Net Assets 06/30/10 ($MIL)	Strategy
Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$1,957.4	Balanced Wealth Strategy

Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$1,478.5	Wealth Appreciation Strategy

Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$685.0	Conservative Wealth Strategy

The Adviser requested that the Trustees approve and submit for shareholder approval an amendment to the Strategies’ and Pooling Portfolios’ Investment Advisory Agreement to provide for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to the Strategies and Pooling Portfolios.

5	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

6	The advisory fees for the Strategies are based on a percentage of the average daily net assets of the Strategies and paid on a monthly basis.

79	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Set forth below are the total expense ratios of the Strategies for the most recent semi-annual period:7

Strategy	Total Expense Ratio (02/28/10)			Fiscal Year End
Balanced Wealth Strategy	Advisor Class A Class B Class C Class R Class K Class I	0.69 0.99 1.72 1.70 1.34 1.02 0.67	% % % % % % %	August 31

Wealth Appreciation Strategy	Advisor Class A Class B Class C Class R Class K Class I	0.81 1.11 1.85 1.82 1.43 1.12 0.79	% % % % % % %	August 31

Conservative Wealth Strategy	Advisor Class A Class B Class C Class R Class K Class I	0.70 1.00 1.72 1.71 1.35 1.04 0.71	% % % % % % %	August 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Strategies that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional assets due to the greater complexities and time required for investment companies. Also, retail

7	Expense ratios include expenses of the underlying Pooling Portfolios in which the Strategies invest. With respect to Balanced Wealth Strategy, Wealth Appreciation Strategy and Conservative Wealth Strategy, for the six months ended February 28, 2010, the estimated annualized blended expense ratios related to the Pooling Portfolios were 0.03%, 0.02% and 0.03%, respectively.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	80

mutual funds managed by the Adviser are widely held. Servicing the Strategies’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the Strategy is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Strategies.8 With respect to the Strategies, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Strategies.

The AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is managed by the Adviser and is available through variable annuity and variable life contracts offered by other financial institutions, offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying

8	The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section §36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

81	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

their insurance contracts. Certain of the AVPS portfolios have similar investment styles as Balanced Wealth Strategy, and their fee schedule is set forth below:9

Strategy	AVPS Portfolio	Fee Schedule
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% Excess of $5 billion

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for the Luxembourg funds that have a somewhat similar investment style as certain of the Strategies:

Strategy	Luxembourg Fund	Fee[10]
Balanced Wealth Strategy	Global Balanced Portfolio Class A Class I (Institutional)	1.40% 0.70%

Conservative Wealth Strategy	Global Conservative Portfolio Class A Class I (Institutional)	1.15% 0.60%

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative services. The fee schedules of the ITM mutual funds that have a somewhat similar investment style as certain of the Strategies are as follows:

Strategy	ITM Mutual Fund	Fee
Balanced Wealth Strategy	Alliance Global Balance Neutral[11]	0.70%

Wealth Appreciation Strategy	Aggressive[11]	0.75%

Conservative Wealth Strategy	Alliance Global Balance Conservative[11]	0.65%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as any of the Strategies.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategy with fees charged to other

9	The AVPS were also affected by the settlement between the Adviser and the NYAG. As a result, these funds have the same breakpoints in their advisory fee schedules as the Strategies.

10	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution-related services, unlike Class I shares, whose fee is only for investment advisory services.

11	This ITM fund is privately placed or institutional.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	82

investment companies for similar services offered by other investment advisers.12 Lipper’s analysis included each Strategy’s ranking with respect to the contractual management fee relative to the median of the Strategy’s Lipper Expense Group (“EG”)13 at the approximate current asset level of the Strategy.14 Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The original EG for Wealth Appreciation Strategy had an insufficient number of peers. Consequently, Lipper expanded the Strategy’s EG to include peers that have similar but not the same Lipper investment classification/objective as the Strategy.

Strategy	Contractual Management Fee (%)	Lipper Group Median (%)	Rank
Balanced Wealth Strategy	0.550	0.573	5/10
Wealth Appreciation Strategy[15],[16]	0.650	0.757	1/9
Conservative Wealth Strategy	0.550	0.550	4/7

However, because Lipper had expanded the EG of the Strategy, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper

12	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

13	It should be noted that Lipper does not consider average account size when constructing EGs. Strategies with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized strategies that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different strategies categorize expenses differently.

14	The contractual management fee is calculated by Lipper using the Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Strategy had the lowest effective fee rate in the Lipper peer group.

15	The Strategy’s EG includes the Strategy, two other Global Multi-Cap Core funds (“GMLC”), two Global Large-Cap Core funds (“GLCC”) and four Global Large-Cap Growth funds (“GLCG”).

16	Excluding the Strategy’s out-of-category peers, the Strategy’s EG median and ranking would have been 0.743 and 1/3, respectively.

83	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Strategy.17

It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009, when equity markets declined substantially, and conversely through the remainder of 2009, when equity markets rallied the effects on the funds’ total expense ratio caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.18

Set forth below is a comparison of the Strategies’ total expense ratios (inclusive of their underlying expenses) and the medians of the Strategies’ EG and EU. The Strategies’ total expense ratio rankings are also shown.

Strategy	Expense Ratio (%)[19]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
Balanced Wealth Strategy	1.048	1.142	2/10	1.168	9/41
Wealth Appreciation Strategy [20],[21]	1.177	1.430	2/9	1.502	7/53
Conservative Wealth Strategy	1.043	1.067	3/7	1.115	8/23

Based on this analysis, except for Wealth Appreciation Strategy, the Strategies have a more favorable ranking on a total expense ratio basis than on a contractual management fee basis. Except for Conservative Wealth Strategy, the contractual management fees of the Strategies are lower than their respective EG medians. The Strategies’ total expense ratios are lower than their respective EG and EU medians.

17	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

18	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

19	The total expense ratios shown are for the Strategies’ Class A shares during the most recently completed fiscal year.

20	The Strategy’s EU includes the Strategy, the EG, and all other retail front-end GMLC, GLCC and GLCG, excluding outliers.

21	Excluding the Strategy’s out-of-category peers, the Strategy’s EG, EU medians and EG, EU rankings would have been 1.279, 1.402 and 1/3, 3/13, respectively.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	84

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

At the May 4, 2010 Board meeting, members of the Adviser’s Controller’s Office presented the Adviser’s revenue and expenses associated with providing services to the Strategies. See discussion below in Section IV.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Strategies prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. The Adviser’s profitability for investment advisory services increased in 2009 relative to 2008 for Conservative Wealth Strategy but decreased for Balanced Wealth Strategy and Wealth Appreciation Strategy.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have business relationships with the Strategies and may earn a profit from providing other services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Strategies and/or Pooling Portfolios receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Strategies’ principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

After payments to third party intermediaries, ABI retained the following amounts for Class A front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
Balanced Wealth Strategy	$259,309
Wealth Appreciation Strategy	$100,390
Conservative Wealth Strategy	$113,797

85	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC for the Strategies during the Strategies’ most recently completed fiscal year:

Strategy	12b-1 Fees Received	CDSC Received
Balanced Wealth Strategy	$11,562,740	$1,123,849
Wealth Appreciation Strategy	$5,728,942	$427,755
Conservative Wealth Strategy	$4,317,301	$681,726

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following fee from the Strategies in the most recently completed fiscal year:

Strategy	ABIS Fee	Expense Offset[22]
Balanced Wealth Strategy	$1,142,156	$5,358
Wealth Appreciation Strategy	$1,090,813	$5,066
Conservative Wealth Strategy	$325,128	$1,619

There are no portfolio transactions for the Strategies since the Strategies pursue their investment objectives through investing in combinations of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. During the most recently completed fiscal year, none of the Pooling Portfolios effected brokerage transactions through and paid commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB”. The Adviser represented that SCB’s profitability from any future dealings conducted with the Pooling Portfolios would be comparable to the profitability of SCB’s dealings with other similar third party clients. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Pooling Portfolios and other clients. These soft dollar benefits reduce the Adviser’s research expenses and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,23 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale

22	The fee disclosed is net of any waivers or any other expense offset arrangement with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Strategy’s account.

23	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	86

exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli24 study on advisory fees and various fund characteristics.25 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.26 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGY.

With assets under management of $458 billion as of June 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategies.

24	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

25	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

26	The two dimensional analysis showed patterns of lower advisory fees for strategies with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and strategies from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as strategies surpassed a certain high level of assets.

87	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

The information below, which was prepared by Lipper, shows the 1, 3 and 5 year net performance rankings27 of the Strategies relative to their Lipper Performance Groups (“PG”) and Lipper Performance Universes (“PU”)28 for the periods ended May 31, 201029:

Strategy	Fund Return	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Balanced Wealth Strategy
1 Year	18.30	14.88	15.92	3/10	18/82
3 Year	-5.12	-4.54	-2.86	7/10	68/80
5 Year	2.34	1.62	2.58	4/9	38/66

Wealth Appreciation Strategy
1 Year	18.06	18.06	14.92	2/3	5/21
3 Year	-11.70	-11.70	-9.44	2/3	17/19
5 Year	-0.04	3.60	1.40	3/3	12/13

Conservative Wealth Strategy
1 Year	12.93	15.98	14.41	5/7	59/83
3 Year	-1.04	-1.59	0.23	3/7	59/74
5 Year	2.90	2.50	3.29	2/5	35/53

27	The performance returns and rankings of the Strategies are for the Strategies’ Class A shares. It should be noted that performance returns of the Strategies were provided by the Adviser. The Adviser’s returns for the Strategies may be one or two basis points different from Lipper’s Strategy returns due to rounding. Lipper maintains its own database for performance of the Strategies.

28	A Strategy’s PG/PU may not be necessarily be identical to its respective EG/EU. Strategies with negative management fees are excluded from EGs/EUs but not necessarily from PGs/PUs. In addition, PGs/PUs only include strategies of the same Lipper investment classification/objective as the Strategies, in contrast to certain of the Strategies’ EGs/EUs, which may include strategies of similar but not the same investment classification/objective.

29	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Strategy even if a Strategy had a different investment classification/objective at different point in time.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	88

Set forth below are the 1, 3, and 5 year and since inception performance returns of the Strategies (in bold) versus their benchmarks for the periods ending May 31, 2010:30

	Periods Ending May 31, 2010 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
Balanced Wealth Strategy	18.30	-5.12	2.34	4.30
60% S&P 500 / 40% Barclays Capital U.S. Aggregate Index	16.13	-2.27	2.62	4.24
S&P 500 Index	20.99	-8.69	0.31	2.99
Barclays Capital U.S. Aggregate Index	8.42	6.88	5.33	5.42
Inception Date: September 2, 2003

Wealth Appreciation Strategy	18.06	-11.70	-0.04	2.95
70% S&P 500 / 30% MSCI EAFE Net Index	16.48	-9.93	0.70	4.00
S&P 500 Index	20.99	-8.69	0.31	2.99
MSCI EAFE Net Index	6.38	-13.05	1.35	6.14
Inception Date: September 2, 2003

Conservative Wealth Strategy	12.93	-1.04	2.90	4.01
70% Barclays Capital U.S. Aggregate / 30% S&P 500 Index	12.33	2.39	4.09	4.93
Barclays Capital U.S. Aggregate Index	8.42	6.88	5.33	5.42
S&P 500 Index	20.99	-8.69	0.31	2.99
Inception Date: September 2, 2003

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 02, 2010

30	The performance returns are for the Class A shares of the Strategies. Strategy and benchmark performance return information was provided by the Adviser.

89	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Blended Style Funds

International Portfolio

Tax-Managed International Portfolio

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

The Ibero-America Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real-Asset Strategy*

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy. Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	90

AllianceBernstein Family of Funds

NOTES

208	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

NOTES

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	209

NOTES

210	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

NOTES

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	211

NOTES

212	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

ALLIANCEBERNSTEIN WEALTH STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

WS-0152-0211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the

3

reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: April 25, 2011

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